Quarterly Report
September 30, 2022
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
September 30, 2022

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.3% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	1,603	$131,222
Apparel Retail - 1.1%
Ross Stores Inc.	2,533	213,456
Application Software - 2.4%
Adobe Inc. (a)	291	80,083
Intuit Inc.	112	43,380
Salesforce Inc. (a)	2,352	338,312
Splunk Inc. (a)	245	18,424
		480,199
Auto Parts & Equipment - 0.6%
Magna International Inc.	2,316	109,825
Automobile Manufacturers - 1.2%
Ford Motor Co.	9,355	104,776
Tesla Inc. (a)	456	120,954
		225,730
Automotive Retail - 0.9%
O'Reilly Automotive Inc. (a)	262	184,278
Biotechnology - 1.9%
BioMarin Pharmaceutical Inc. (a)	1,081	91,636
Seagen Inc. (a)	71	9,715
Vertex Pharmaceuticals Inc. (a)	904	261,744
		363,095
Building Products - 0.9%
Allegion PLC	525	47,082
Trane Technologies PLC	860	124,537
		171,619
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	128	38,829
Comcast Corp., Class A	2,533	74,293
		113,122
Communications Equipment - 0.1%
Cisco Systems Inc.	691	27,640
Construction Materials - 0.4%
Martin Marietta Materials Inc.	222	71,504
Data Processing & Outsourced Services - 5.0%
Fidelity National Information Services Inc.	2,702	204,190
Mastercard Inc., Class A	1,279	363,671
PayPal Holdings Inc. (a)	1,085	93,386
Visa Inc., Class A	1,792	318,349
		979,596
Diversified Banks - 0.8%
JPMorgan Chase & Co.	1,558	162,811
Diversified Support Services - 0.5%
Cintas Corp.	238	92,389
Electric Utilities - 2.1%
American Electric Power Company Inc.	865	74,779
	Number of Shares	Fair Value
NextEra Energy Inc.	4,400	$345,004
		419,783
Electrical Components & Equipment - 0.1%
Generac Holdings Inc. (a)	155	27,612
Electronic Components - 1.4%
Amphenol Corp., Class A	3,050	204,228
Corning Inc.	2,270	65,875
		270,103
Environmental & Facilities Services - 0.6%
Waste Management Inc.	761	121,920
Financial Exchanges & Data - 2.7%
CME Group Inc.	734	130,013
MSCI Inc.	219	92,372
S&P Global Inc.	1,033	315,427
		537,812
Footwear - 0.1%
NIKE Inc., Class B	187	15,543
Healthcare Equipment - 3.9%
Becton Dickinson & Co.	315	70,191
Boston Scientific Corp. (a)	6,989	270,684
IDEXX Laboratories Inc. (a)	300	97,740
Medtronic PLC	1,850	149,388
Stryker Corp.	465	94,181
Teleflex Inc.	416	83,807
		765,991
Healthcare Services - 0.3%
Cigna Corp.	237	65,760
Home Improvement Retail - 1.5%
Lowe's Companies Inc.	1,201	225,560
The Home Depot Inc.	236	65,122
		290,682
Hotels, Resorts & Cruise Lines - 0.4%
Marriott International Inc., Class A	566	79,319
Household Products - 1.3%
Colgate-Palmolive Co.	1,075	75,519
The Procter & Gamble Co.	1,478	186,597
		262,116
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	147	69,424
Walmart Inc.	1,340	173,798
		243,222
Industrial Conglomerates - 1.5%
Honeywell International Inc.	1,721	287,355
Industrial Gases - 1.1%
Air Products & Chemicals Inc.	960	223,421
Industrial Machinery - 1.3%
Parker-Hannifin Corp.	1,038	251,518
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	414	61,806

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.9%
Chevron Corp.	1,217	$174,846
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	858	63,784
Interactive Media & Services - 5.8%
Alphabet Inc., Class C (a)(b)	1,194	114,803
Alphabet Inc., Class A (a)	7,976	762,905
Meta Platforms Inc., Class A (a)	1,943	263,626
		1,141,334
Internet & Direct Marketing Retail - 4.5%
Amazon.com Inc. (a)(b)	7,772	878,236
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	4,664	335,202
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	285	73,330
Life & Health Insurance - 0.1%
Lincoln National Corp.	539	23,667
Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	1,328	240,554
Managed Healthcare - 2.9%
Humana Inc.	203	98,493
UnitedHealth Group Inc.	942	475,748
		574,241
Movies & Entertainment - 0.5%
The Walt Disney Co. (a)	1,015	95,745
Multi-Line Insurance - 0.3%
American International Group Inc.	1,260	59,825
Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	979	261,413
Multi-Utilities - 1.0%
Sempra Energy	1,273	190,874
Oil & Gas Equipment & Services - 0.8%
Schlumberger N.V.	4,382	157,314
Oil & Gas Exploration & Production - 3.2%
ConocoPhillips	4,731	484,171
Pioneer Natural Resources Co.	631	136,630
		620,801
Packaged Foods & Meats - 0.7%
Mondelez International Inc., Class A	2,427	133,072
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	343	74,054
Pharmaceuticals - 5.8%
AstraZeneca PLC ADR	1,407	77,160
Bristol-Myers Squibb Co.	2,003	142,393
Elanco Animal Health Inc. (a)	1,702	21,122
Johnson & Johnson	3,162	516,544
	Number of Shares	Fair Value
Merck & Company Inc.	4,349	$374,536
		1,131,755
Property & Casualty Insurance - 1.3%
Chubb Ltd.	1,396	253,904
Railroads - 0.7%
Union Pacific Corp.	681	132,672
Regional Banks - 2.6%
First Republic Bank	2,211	288,646
SVB Financial Group (a)	675	226,652
		515,298
Restaurants - 0.7%
McDonald's Corp.	611	140,982
Semiconductor Equipment - 1.3%
Applied Materials Inc.	3,026	247,920
Semiconductors - 4.6%
Advanced Micro Devices Inc. (a)	4,536	287,401
NVIDIA Corp.	1,227	148,945
QUALCOMM Inc.	3,023	341,539
Texas Instruments Inc.	835	129,241
		907,126
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	753	65,481
PepsiCo Inc.	1,125	183,667
		249,148
Specialized REITs - 1.5%
American Tower Corp.	1,366	293,280
Specialty Chemicals - 0.5%
DuPont de Nemours Inc.	1,043	52,567
Ecolab Inc.	288	41,593
		94,160
Systems Software - 7.6%
Microsoft Corp.	5,371	1,250,906
Oracle Corp.	1,165	71,146
ServiceNow Inc. (a)	429	161,995
		1,484,047
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	8,385	1,158,807
Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	1,022	276,063
Trucking - 0.0% *
Lyft Inc., Class A (a)	668	8,798
Wireless Telecommunication Services - 1.2%
T-Mobile US Inc. (a)	1,734	232,651
Total Common Stock (Cost $14,987,102)		19,475,352

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (c)(d) (Cost $180,163)	180,163	$180,163
Total Investments (Cost $15,167,265)		19,655,515
Liabilities in Excess of Other Assets, net - (0.2)%		(47,701)
NET ASSETS - 100.0%		$19,607,814
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,475,352	$—	$—	$19,475,352
Short-Term Investments	180,163	—	—	180,163
Total Investments in Securities	$19,655,515	$—	$—	$19,655,515

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	742,013	$742,013	$4,172,010	$4,733,860	$—	$—	180,163	$180,163	$3,931
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.8% †
Advertising - 0.1%
Omnicom Group Inc.	1,023	$64,541
The Interpublic Group of Companies Inc.	2,061	52,762
		117,303
Aerospace & Defense - 1.7%
General Dynamics Corp.	999	211,958
Howmet Aerospace Inc.	1,808	55,921
Huntington Ingalls Industries Inc.	200	44,300
L3Harris Technologies Inc.	915	190,164
Lockheed Martin Corp.	1,127	435,349
Northrop Grumman Corp.	702	330,165
Raytheon Technologies Corp.	6,874	562,706
Textron Inc.	1,023	59,600
The Boeing Co. (a)	2,648	320,620
TransDigm Group Inc.	248	130,155
		2,340,938
Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,325	442,404
Agricultural Products - 0.2%
Archer-Daniels-Midland Co.	2,664	214,319
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	652	62,794
Expeditors International of Washington Inc.	832	73,474
FedEx Corp.	1,136	168,662
United Parcel Service Inc., Class B	3,456	558,282
		863,212
Airlines - 0.2%
Alaska Air Group Inc. (a)	700	27,405
American Airlines Group Inc. (a)	3,511	42,272
Delta Air Lines Inc. (a)	2,886	80,981
Southwest Airlines Co. (a)	2,670	82,343
United Airlines Holdings Inc. (a)	1,624	52,829
		285,830
Alternative Carriers - 0.0% *
Lumen Technologies Inc.	4,737	34,485
Apparel Retail - 0.3%
Ross Stores Inc.	1,632	137,529
The TJX Companies Inc.	5,635	350,046
		487,575
Apparel, Accessories & Luxury Goods - 0.1%
Ralph Lauren Corp.	270	22,931
Tapestry Inc.	1,189	33,803
VF Corp.	1,441	43,101
		99,835
Application Software - 2.1%
Adobe Inc. (a)	2,219	610,669
ANSYS Inc. (a)	422	93,557
Autodesk Inc. (a)	1,020	190,536
Cadence Design Systems Inc. (a)	1,290	210,825
Ceridian HCM Holding Inc. (a)	666	37,216
	Number of Shares	Fair Value
Citrix Systems Inc.	584	$60,736
Intuit Inc.	1,338	518,234
Paycom Software Inc. (a)	203	66,988
PTC Inc. (a)	500	52,300
Roper Technologies Inc.	480	172,627
Salesforce Inc. (a)	4,621	664,685
Synopsys Inc. (a)	713	217,829
Tyler Technologies Inc. (a)	200	69,500
		2,965,702
Asset Management & Custody Banks - 0.7%
Ameriprise Financial Inc.	508	127,991
BlackRock Inc.	708	389,598
Franklin Resources Inc.	1,491	32,086
Invesco Ltd.	1,674	22,934
Northern Trust Corp.	920	78,715
State Street Corp. (b)	1,635	99,424
T Rowe Price Group Inc.	1,081	113,516
The Bank of New York Mellon Corp.	3,617	139,327
		1,003,591
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	1,265	98,936
BorgWarner Inc.	1,236	38,810
		137,746
Automobile Manufacturers - 2.7%
Ford Motor Co.	18,764	210,157
General Motors Co.	6,932	222,448
Tesla Inc. (a)	12,541	3,326,500
		3,759,105
Automotive Retail - 0.4%
Advance Auto Parts Inc.	304	47,527
AutoZone Inc. (a)	95	203,483
CarMax Inc. (a)	678	44,762
O'Reilly Automotive Inc. (a)	313	220,149
		515,921
Biotechnology - 2.2%
AbbVie Inc.	8,273	1,110,319
Amgen Inc.	2,522	568,459
Biogen Inc. (a)	657	175,419
Gilead Sciences Inc.	5,990	369,523
Incyte Corp. (a)	968	64,508
Moderna Inc. (a)	1,593	188,372
Regeneron Pharmaceuticals Inc. (a)	511	352,013
Vertex Pharmaceuticals Inc. (a)	1,217	352,370
		3,180,983
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	810	38,872
Broadcasting - 0.1%
Fox Corp., Class A	1,530	46,940
Fox Corp., Class B	740	21,090
Paramount Global, Class B	2,036	38,766
		106,796
Building Products - 0.4%
A O Smith Corp.	607	29,488
Allegion PLC	398	35,693

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Carrier Global Corp.	3,867	$137,510
Fortune Brands Home & Security Inc.	700	37,583
Johnson Controls International PLC	3,309	162,869
Masco Corp.	1,006	46,970
Trane Technologies PLC	1,047	151,616
		601,729
Cable & Satellite - 0.6%
Charter Communications Inc., Class A (a)	536	162,596
Comcast Corp., Class A	20,482	600,737
DISH Network Corp., Class A (a)	1,098	15,185
		778,518
Casinos & Gaming - 0.1%
Caesars Entertainment Inc. (a)	1,071	34,551
Las Vegas Sands Corp. (a)	1,739	65,247
MGM Resorts International	1,682	49,989
Wynn Resorts Ltd. (a)	481	30,317
		180,104
Commodity Chemicals - 0.2%
Dow Inc.	3,426	150,504
LyondellBasell Industries N.V., Class A	1,238	93,197
		243,701
Communications Equipment - 0.8%
Arista Networks Inc. (a)	1,158	130,726
Cisco Systems Inc.	19,293	771,720
F5 Inc. (a)	311	45,011
Juniper Networks Inc.	1,508	39,389
Motorola Solutions Inc.	772	172,905
		1,159,751
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	860	54,472
Construction & Engineering - 0.1%
Quanta Services Inc.	715	91,084
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	2,437	399,863
Cummins Inc.	642	130,653
PACCAR Inc.	1,654	138,423
Westinghouse Air Brake Technologies Corp.	888	72,239
		741,178
Construction Materials - 0.1%
Martin Marietta Materials Inc.	288	92,762
Vulcan Materials Co.	613	96,676
		189,438
Consumer Electronics - 0.0% *
Garmin Ltd.	700	56,217
Consumer Finance - 0.5%
American Express Co.	2,863	386,247
Capital One Financial Corp.	1,870	172,358
Discover Financial Services	1,336	121,469
Synchrony Financial	2,466	69,517
		749,591
	Number of Shares	Fair Value
Copper - 0.1%
Freeport-McMoRan Inc.	6,962	$190,271
Data Processing & Outsourced Services - 3.1%
Automatic Data Processing Inc.	1,936	437,904
Broadridge Financial Solutions Inc.	562	81,108
Fidelity National Information Services Inc.	2,800	211,596
Fiserv Inc. (a)	2,976	278,464
FleetCor Technologies Inc. (a)	388	68,354
Global Payments Inc.	1,267	136,899
Jack Henry & Associates Inc.	349	63,612
Mastercard Inc., Class A	4,026	1,144,753
Paychex Inc.	1,510	169,437
PayPal Holdings Inc. (a)	5,508	474,074
Visa Inc., Class A	7,719	1,371,280
		4,437,481
Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	755	50,261
Constellation Brands Inc., Class A	740	169,963
		220,224
Distributors - 0.2%
Genuine Parts Co.	679	101,388
LKQ Corp.	1,238	58,372
Pool Corp.	200	63,642
		223,402
Diversified Banks - 2.7%
Bank of America Corp.	32,681	986,966
Citigroup Inc.	9,128	380,364
JPMorgan Chase & Co.	13,852	1,447,534
U.S. Bancorp	6,372	256,919
Wells Fargo & Co.	17,928	721,064
		3,792,847
Diversified Support Services - 0.2%
Cintas Corp.	415	161,099
Copart Inc. (a)	944	100,441
		261,540
Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	3,410	107,074
Electric Utilities - 2.0%
Alliant Energy Corp.	1,156	61,256
American Electric Power Company Inc.	2,466	213,186
Constellation Energy Corp.	1,611	134,019
Duke Energy Corp.	3,657	340,174
Edison International	1,870	105,805
Entergy Corp.	900	90,567
Evergy Inc.	1,088	64,627
Eversource Energy	1,562	121,774
Exelon Corp.	4,557	170,705
FirstEnergy Corp.	2,559	94,683
NextEra Energy Inc.	9,244	724,822
NRG Energy Inc.	1,262	48,297
PG&E Corp. (a)	7,600	95,000
Pinnacle West Capital Corp.	489	31,545
PPL Corp.	3,455	87,584
The Southern Co.	5,014	340,952

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Xcel Energy Inc.	2,501	$160,064
		2,885,060
Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,093	123,957
Eaton Corporation PLC	1,901	253,517
Emerson Electric Co.	2,825	206,847
Generac Holdings Inc. (a)	324	57,717
Rockwell Automation Inc.	514	110,567
		752,605
Electronic Components - 0.2%
Amphenol Corp., Class A	2,803	187,689
Corning Inc.	3,647	105,836
		293,525
Electronic Equipment & Instruments - 0.2%
Keysight Technologies Inc. (a)	798	125,573
Teledyne Technologies Inc. (a)	223	75,256
Trimble Inc. (a)	1,259	68,326
Zebra Technologies Corp., Class A (a)	250	65,503
		334,658
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	1,460	161,126
Environmental & Facilities Services - 0.3%
Republic Services Inc.	992	134,952
Rollins Inc.	1,200	41,616
Waste Management Inc.	1,806	289,339
		465,907
Fertilizers & Agricultural Chemicals - 0.3%
CF Industries Holdings Inc.	949	91,341
Corteva Inc.	3,283	187,624
FMC Corp.	553	58,452
The Mosaic Co.	1,727	83,466
		420,883
Financial Exchanges & Data - 1.2%
Cboe Global Markets Inc.	438	51,408
CME Group Inc.	1,702	301,475
FactSet Research Systems Inc.	180	72,020
Intercontinental Exchange Inc.	2,691	243,132
MarketAxess Holdings Inc.	180	40,048
Moody's Corp.	764	185,736
MSCI Inc.	386	162,811
Nasdaq Inc.	1,728	97,943
S&P Global Inc.	1,601	488,866
		1,643,439
Food Distributors - 0.1%
Sysco Corp.	2,353	166,381
Food Retail - 0.1%
The Kroger Co.	2,948	128,975
Footwear - 0.4%
NIKE Inc., Class B	5,909	491,156
Gas Utilities - 0.1%
Atmos Energy Corp.	700	71,295
General Merchandise Stores - 0.5%
Dollar General Corp.	1,062	254,731
	Number of Shares	Fair Value
Dollar Tree Inc. (a)	961	$130,792
Target Corp.	2,159	320,374
		705,897
Gold - 0.1%
Newmont Corp.	3,799	159,672
Health Care REITs - 0.2%
Healthpeak Properties Inc.	2,669	61,173
Ventas Inc.	1,922	77,207
Welltower Inc.	2,144	137,902
		276,282
Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	755	102,174
Cardinal Health Inc.	1,296	86,417
Henry Schein Inc. (a)	663	43,606
McKesson Corp.	697	236,889
		469,086
Healthcare Equipment - 2.6%
Abbott Laboratories	8,180	791,497
ABIOMED Inc. (a)	238	58,467
Baxter International Inc.	2,481	133,627
Becton Dickinson & Co.	1,328	295,918
Boston Scientific Corp. (a)	6,846	265,146
Dexcom Inc. (a)	1,892	152,382
Edwards Lifesciences Corp. (a)	2,931	242,189
Hologic Inc. (a)	1,062	68,520
IDEXX Laboratories Inc. (a)	400	130,320
Intuitive Surgical Inc. (a)	1,694	317,523
Medtronic PLC	6,271	506,383
ResMed Inc.	696	151,937
STERIS PLC	500	83,140
Stryker Corp.	1,584	320,823
Teleflex Inc.	222	44,724
Zimmer Biomet Holdings Inc.	987	103,191
		3,665,787
Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,045	192,061
Universal Health Services Inc., Class B	364	32,097
		224,158
Healthcare Services - 0.8%
Cigna Corp.	1,409	390,955
CVS Health Corp.	6,237	594,823
DaVita Inc. (a)	158	13,078
Laboratory Corporation of America Holdings	393	80,490
Quest Diagnostics Inc.	558	68,461
		1,147,807
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	364	75,388
DENTSPLY SIRONA Inc.	977	27,698
The Cooper Companies Inc.	235	62,016
		165,102
Home Building - 0.2%
D.R. Horton Inc.	1,490	100,352
Lennar Corp., Class A	1,244	92,740
NVR Inc. (a)	15	59,806

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
PulteGroup Inc.	1,130	$42,375
		295,273
Home Furnishings - 0.0% *
Mohawk Industries Inc. (a)	275	25,077
Home Improvement Retail - 1.3%
Lowe's Companies Inc.	2,945	553,101
The Home Depot Inc.	4,845	1,336,929
		1,890,030
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts Inc.	3,617	57,438
Hotels, Resorts & Cruise Lines - 0.6%
Booking Holdings Inc. (a)	193	317,139
Carnival Corp. (a)	4,167	29,294
Expedia Group Inc. (a)	753	70,549
Hilton Worldwide Holdings Inc.	1,317	158,856
Marriott International Inc., Class A	1,297	181,762
Norwegian Cruise Line Holdings Ltd. (a)	2,096	23,811
Royal Caribbean Cruises Ltd. (a)	1,156	43,812
		825,223
Household Appliances - 0.0% *
Whirlpool Corp.	267	35,994
Household Products - 1.4%
Church & Dwight Company Inc.	1,069	76,369
Colgate-Palmolive Co.	3,946	277,207
Kimberly-Clark Corp.	1,594	179,389
The Clorox Co.	617	79,217
The Procter & Gamble Co.	11,218	1,416,272
		2,028,454
Housewares & Specialties - 0.0% *
Newell Brands Inc.	1,635	22,710
Human Resource & Employment Services - 0.0% *
Robert Half International Inc.	575	43,987
Hypermarkets & Super Centers - 1.3%
Costco Wholesale Corp.	2,075	979,960
Walmart Inc.	6,652	862,765
		1,842,725
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	3,256	73,586
Industrial Conglomerates - 0.8%
3M Co.	2,661	294,040
General Electric Co.	5,261	325,709
Honeywell International Inc.	3,166	528,627
		1,148,376
Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,056	245,763
Linde PLC (a)	2,341	631,110
		876,873
Industrial Machinery - 0.8%
Dover Corp.	706	82,306
Fortive Corp.	1,584	92,347
IDEX Corp.	340	67,949
	Number of Shares	Fair Value
Illinois Tool Works Inc.	1,362	$246,045
Ingersoll Rand Inc.	1,949	84,314
Nordson Corp.	237	50,308
Otis Worldwide Corp.	1,990	126,962
Parker-Hannifin Corp.	587	142,236
Pentair PLC	696	28,278
Snap-on Inc.	282	56,781
Stanley Black & Decker Inc.	649	48,811
Xylem Inc.	895	78,187
		1,104,524
Industrial REITs - 0.3%
Duke Realty Corp.	1,853	89,315
Prologis Inc.	3,527	358,343
		447,658
Insurance Brokers - 0.7%
Aon PLC, Class A	972	260,370
Arthur J Gallagher & Co.	927	158,721
Brown & Brown Inc.	1,145	69,250
Marsh & McLennan Companies Inc.	2,391	356,952
Willis Towers Watson PLC	494	99,264
		944,557
Integrated Oil & Gas - 2.2%
Chevron Corp.	8,466	1,216,310
Exxon Mobil Corp.	19,576	1,709,181
Occidental Petroleum Corp.	3,435	211,081
		3,136,572
Integrated Telecommunication Services - 0.9%
AT&T Inc.	33,053	507,033
Verizon Communications Inc.	19,620	744,971
		1,252,004
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	3,228	239,970
Electronic Arts Inc.	1,278	147,877
Take-Two Interactive Software Inc. (a)	736	80,224
		468,071
Interactive Media & Services - 4.8%
Alphabet Inc., Class C (a)(c)	25,133	2,416,538
Alphabet Inc., Class A (a)	28,289	2,705,843
Match Group Inc. (a)	1,240	59,210
Meta Platforms Inc., Class A (a)	10,724	1,455,032
Twitter Inc. (a)	2,951	129,372
		6,765,995
Internet & Direct Marketing Retail - 3.4%
Amazon.com Inc. (a)	41,692	4,711,196
eBay Inc.	2,497	91,915
Etsy Inc. (a)	600	60,078
		4,863,189
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	794	63,774
VeriSign Inc. (a)	453	78,686
		142,460
Investment Banking & Brokerage - 1.1%
Morgan Stanley	6,257	494,366
Raymond James Financial Inc.	937	92,594

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
The Charles Schwab Corp.	6,990	$502,371
The Goldman Sachs Group Inc.	1,604	470,052
		1,559,383
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,959	761,351
Cognizant Technology Solutions Corp., Class A	2,337	134,237
DXC Technology Co. (a)	1,002	24,529
EPAM Systems Inc. (a)	273	98,878
Gartner Inc. (a)	383	105,972
International Business Machines Corp.	4,179	496,507
		1,621,474
Leisure Products - 0.0% *
Hasbro Inc.	692	46,655
Life & Health Insurance - 0.5%
Aflac Inc.	2,819	158,428
Globe Life Inc.	457	45,563
Lincoln National Corp.	863	37,894
MetLife Inc.	2,995	182,036
Principal Financial Group Inc.	1,011	72,944
Prudential Financial Inc.	1,791	153,632
		650,497
Life Sciences Tools & Services - 1.9%
Agilent Technologies Inc.	1,442	175,275
Bio-Rad Laboratories Inc., Class A (a)	100	41,714
Bio-Techne Corp.	200	56,800
Charles River Laboratories International Inc. (a)	226	44,477
Danaher Corp.	3,023	780,810
Illumina Inc. (a)	744	141,948
IQVIA Holdings Inc. (a)	900	163,026
Mettler-Toledo International Inc. (a)	108	117,085
PerkinElmer Inc.	600	72,198
Thermo Fisher Scientific Inc.	1,857	941,852
Waters Corp. (a)	268	72,234
West Pharmaceutical Services Inc.	347	85,390
		2,692,809
Managed Healthcare - 2.3%
Centene Corp. (a)	2,719	211,565
Elevance Health Inc.	1,149	521,922
Humana Inc.	584	283,351
Molina Healthcare Inc. (a)	252	83,120
UnitedHealth Group Inc.	4,394	2,219,146
		3,319,104
Metal & Glass Containers - 0.1%
Ball Corp.	1,464	70,740
Movies & Entertainment - 1.0%
Live Nation Entertainment Inc. (a)	639	48,590
Netflix Inc. (a)	2,026	477,001
The Walt Disney Co. (a)	8,510	802,748
Warner Bros Discovery Inc. (a)	10,794	124,131
		1,452,470
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
American International Group Inc.	3,468	$164,660
Assurant Inc.	252	36,608
The Hartford Financial Services Group Inc.	1,555	96,317
		297,585
Multi-Sector Holdings - 1.6%
Berkshire Hathaway Inc., Class B (a)	8,447	2,255,518
Multi-Utilities - 0.9%
Ameren Corp.	1,242	100,043
CenterPoint Energy Inc.	2,964	83,525
CMS Energy Corp.	1,449	84,390
Consolidated Edison Inc.	1,720	147,507
Dominion Energy Inc.	3,862	266,903
DTE Energy Co.	902	103,775
NiSource Inc.	2,025	51,010
Public Service Enterprise Group Inc.	2,307	129,723
Sempra Energy	1,421	213,065
WEC Energy Group Inc.	1,435	128,332
		1,308,273
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	98,133
Boston Properties Inc.	678	50,829
Vornado Realty Trust	811	18,783
		167,745
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,506	94,446
Halliburton Co.	4,215	103,773
Schlumberger N.V.	6,604	237,084
		435,303
Oil & Gas Exploration & Production - 1.3%
APA Corp.	1,609	55,012
ConocoPhillips	6,053	619,464
Coterra Energy Inc.	3,758	98,159
Devon Energy Corp.	2,946	177,143
Diamondback Energy Inc.	794	95,645
EOG Resources Inc.	2,734	305,470
EQT Corp.	1,700	69,275
Hess Corp.	1,291	140,706
Marathon Oil Corp.	3,139	70,878
Pioneer Natural Resources Co.	1,083	234,502
		1,866,254
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	2,307	229,154
Phillips 66	2,160	174,355
Valero Energy Corp.	1,888	201,733
		605,242
Oil & Gas Storage & Transportation - 0.3%
Kinder Morgan Inc.	9,505	158,163
ONEOK Inc.	2,165	110,934
The Williams Companies Inc.	5,655	161,903
		431,000
Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,076	50,701

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Conagra Brands Inc.	2,363	$77,105
General Mills Inc.	2,865	219,487
Hormel Foods Corp.	1,297	58,936
Kellogg Co.	1,186	82,617
Lamb Weston Holdings Inc.	568	43,952
McCormick & Company Inc.	1,210	86,237
Mondelez International Inc., Class A	6,399	350,857
The Hershey Co.	663	146,171
The J M Smucker Co.	459	63,071
The Kraft Heinz Co.	3,317	110,622
Tyson Foods Inc., Class A	1,387	91,445
		1,381,201
Paper Packaging - 0.2%
Amcor PLC	6,636	71,204
Avery Dennison Corp.	351	57,108
International Paper Co.	1,599	50,688
Packaging Corp. of America	446	50,081
Sealed Air Corp.	764	34,006
Westrock Co.	1,358	41,949
		305,036
Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,110	239,649
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	10,079	716,516
Catalent Inc. (a)	902	65,269
Eli Lilly & Co.	3,693	1,194,132
Johnson & Johnson	12,328	2,013,902
Merck & Company Inc.	11,902	1,025,000
Organon & Co.	1,206	28,220
Pfizer Inc.	26,290	1,150,451
Viatris Inc.	6,235	53,122
Zoetis Inc.	2,186	324,162
		6,570,774
Property & Casualty Insurance - 0.8%
Chubb Ltd.	1,915	348,300
Cincinnati Financial Corp.	723	64,759
Loews Corp.	1,024	51,036
The Allstate Corp.	1,308	162,886
The Progressive Corp.	2,734	317,718
The Travelers Companies Inc.	1,110	170,052
W R Berkley Corp.	1,017	65,678
		1,180,429
Publishing - 0.0% *
News Corp., Class A	2,096	31,671
News Corp., Class B	748	11,534
		43,205
Railroads - 0.7%
CSX Corp.	9,998	266,347
Norfolk Southern Corp.	1,045	219,084
Union Pacific Corp.	2,887	562,445
		1,047,876
Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,562	105,451
Regional Banks - 1.0%
Citizens Financial Group Inc.	2,100	72,156
Comerica Inc.	648	46,073
	Number of Shares	Fair Value
Fifth Third Bancorp.	3,184	$101,761
First Republic Bank	854	111,490
Huntington Bancshares Inc.	6,287	82,863
KeyCorp	3,987	63,872
M&T Bank Corp.	808	142,466
Regions Financial Corp.	4,494	90,194
Signature Bank	300	45,300
SVB Financial Group (a)	267	89,653
The PNC Financial Services Group Inc.	1,982	296,150
Truist Financial Corp.	6,394	278,395
Zions Bancorp NA	700	35,602
		1,455,975
Reinsurance - 0.0% *
Everest Re Group Ltd.	200	52,488
Research & Consulting Services - 0.4%
CoStar Group Inc. (a)	1,800	125,370
Equifax Inc.	590	101,144
Jacobs Solutions Inc.	548	59,453
Leidos Holdings Inc.	645	56,418
Nielsen Holdings PLC	1,799	49,868
Verisk Analytics Inc.	751	128,068
		520,321
Residential REITs - 0.4%
AvalonBay Communities Inc.	620	114,198
Camden Property Trust	500	59,725
Equity Residential	1,628	109,434
Essex Property Trust Inc.	286	69,278
Invitation Homes Inc.	2,500	84,425
Mid-America Apartment Communities Inc.	534	82,807
UDR Inc.	1,498	62,482
		582,349
Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	133	199,867
Darden Restaurants Inc.	608	76,803
Domino's Pizza Inc.	182	56,456
McDonald's Corp.	3,456	797,437
Starbucks Corp.	5,468	460,734
Yum! Brands Inc.	1,356	144,197
		1,735,494
Retail REITs - 0.3%
Federal Realty Investment Trust	394	35,507
Kimco Realty Corp.	2,766	50,922
Realty Income Corp.	2,901	168,838
Regency Centers Corp.	820	44,157
Simon Property Group Inc.	1,554	139,472
		438,896
Semiconductor Equipment - 0.8%
Applied Materials Inc.	4,087	334,848
Enphase Energy Inc. (a)	600	166,482
KLA Corp.	666	201,552
Lam Research Corp.	660	241,560
SolarEdge Technologies Inc. (a)	271	62,726
Teradyne Inc.	677	50,876
		1,058,044

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 4.1%
Advanced Micro Devices Inc. (a)	7,659	$485,274
Analog Devices Inc.	2,431	338,736
Broadcom Inc.	1,897	842,287
Intel Corp.	19,374	499,268
Microchip Technology Inc.	2,549	155,566
Micron Technology Inc.	5,315	266,282
Monolithic Power Systems Inc.	206	74,860
NVIDIA Corp.	11,820	1,434,830
NXP Semiconductors N.V.	1,236	182,322
ON Semiconductor Corp. (a)	1,939	120,858
Qorvo Inc. (a)	532	42,246
QUALCOMM Inc.	5,294	598,116
Skyworks Solutions Inc.	794	67,704
Texas Instruments Inc.	4,323	669,114
		5,777,463
Soft Drinks - 1.7%
Keurig Dr Pepper Inc.	3,813	136,582
Monster Beverage Corp. (a)	1,737	151,049
PepsiCo Inc.	6,472	1,056,619
The Coca-Cola Co.	18,266	1,023,261
		2,367,511
Specialized REITs - 1.4%
American Tower Corp.	2,184	468,905
Crown Castle Inc.	2,067	298,785
Digital Realty Trust Inc.	1,355	134,389
Equinix Inc.	431	245,170
Extra Space Storage Inc.	664	114,679
Iron Mountain Inc.	1,483	65,208
Public Storage	726	212,580
SBA Communications Corp.	513	146,025
VICI Properties Inc.	4,524	135,041
Weyerhaeuser Co.	3,541	101,131
		1,921,913
Specialty Chemicals - 0.7%
Albemarle Corp.	541	143,062
Celanese Corp.	526	47,519
DuPont de Nemours Inc.	2,259	113,854
Eastman Chemical Co.	541	38,438
Ecolab Inc.	1,147	165,650
International Flavors & Fragrances Inc.	1,159	105,272
PPG Industries Inc.	1,124	124,415
The Sherwin-Williams Co.	1,110	227,272
		965,482
Specialty Stores - 0.2%
Bath & Body Works Inc.	1,292	42,119
Tractor Supply Co.	530	98,517
Ulta Beauty Inc. (a)	248	99,495
		240,131
Steel - 0.1%
Nucor Corp.	1,264	135,235
	Number of Shares	Fair Value
Systems Software - 6.4%
Fortinet Inc. (a)	3,006	$147,685
Microsoft Corp.	35,031	8,158,720
NortonLifeLock Inc.	2,772	55,828
Oracle Corp.	7,088	432,864
ServiceNow Inc. (a)	942	355,709
		9,150,806
Technology Distributors - 0.1%
CDW Corp.	600	93,648
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc.	71,040	9,817,728
Hewlett Packard Enterprise Co.	5,833	69,879
HP Inc.	4,029	100,403
NetApp Inc.	938	58,015
Seagate Technology Holdings PLC	1,002	53,337
Western Digital Corp. (a)	1,358	44,203
		10,143,565
Tobacco - 0.7%
Altria Group Inc.	8,612	347,752
Philip Morris International Inc.	7,261	602,736
		950,488
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,665	122,697
United Rentals Inc. (a)	312	84,277
WW Grainger Inc.	207	101,262
		308,236
Trucking - 0.1%
JB Hunt Transport Services Inc.	354	55,372
Old Dominion Freight Line Inc.	449	111,698
		167,070
Water Utilities - 0.1%
American Water Works Company Inc.	817	106,341
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	2,815	377,689
Total Common Stock (Cost $52,392,560)		141,795,634
Short-Term Investments - 0.3%
State Street Institutional Liquid Reserves Fund - Premier Class 3.01% (d)(e) (Cost $433,956)	433,911	433,998
Total Investments (Cost $52,826,516)		142,229,632
Liabilities in Excess of Other Assets, net - (0.1)%		(174,860)
NET ASSETS - 100.0%		$142,054,772

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2022	3	$601,502	$540,225	$(61,277)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$141,734,898	$60,736	$—	$141,795,634
Short-Term Investments	433,998	—	—	433,998
Total Investments in Securities	$142,168,896	$60,736	$—	$142,229,632
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(61,277)	—	—	(61,277)
Total Other Financial Instruments	$(61,277)	$—	$—	$(61,277)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	1,906	$177,258	$11,428	$31,068	$3,795	$(61,989)	1,635	$99,424	$3,122
State Street Institutional Liquid Reserves Fund, Premier Class	741,439	741,513	20,438,623	20,746,487	306	43	433,911	433,998	6,955
TOTAL		$918,771	$20,450,051	$20,777,555	$4,101	$(61,946)		$533,422	$10,077
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.8% †
Apparel Retail - 1.7%
Ross Stores Inc.	5,093	$429,187
Application Software - 3.5%
Adobe Inc. (a)	1,248	343,450
Salesforce Inc. (a)	3,837	551,914
		895,364
Automobile Manufacturers - 1.2%
Tesla Inc. (a)	1,170	310,342
Biotechnology - 3.2%
BioMarin Pharmaceutical Inc. (a)	4,536	384,517
Vertex Pharmaceuticals Inc. (a)	1,452	420,412
		804,929
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	800	242,680
Data Processing & Outsourced Services - 9.3%
Fidelity National Information Services Inc.	3,812	288,073
Mastercard Inc., Class A	3,013	856,716
PayPal Holdings Inc. (a)	4,286	368,896
Visa Inc., Class A	4,822	856,628
		2,370,313
Financial Exchanges & Data - 1.6%
S&P Global Inc.	1,331	406,421
Healthcare Equipment - 2.9%
Boston Scientific Corp. (a)	12,343	478,044
IDEXX Laboratories Inc. (a)	769	250,540
		728,584
Home Improvement Retail - 1.8%
Lowe's Companies Inc. (b)	2,443	458,820
Industrial Conglomerates - 1.5%
Honeywell International Inc.	2,217	370,172
Industrial Machinery - 1.9%
Parker-Hannifin Corp.	1,961	475,170
Interactive Media & Services - 9.4%
Alphabet Inc., Class C (a)(b)	13,752	1,322,255
Alphabet Inc., Class A (a)	6,292	601,830
Meta Platforms Inc., Class A (a)	3,312	449,372
		2,373,457
Internet & Direct Marketing Retail - 8.6%
Amazon.com Inc. (a)	17,671	1,996,823
Chewy Inc., Class A (a)	6,193	190,249
		2,187,072
Investment Banking & Brokerage - 1.9%
The Charles Schwab Corp.	6,762	485,985
Life Sciences Tools & Services - 1.9%
IQVIA Holdings Inc. (a)	2,737	495,780
Managed Healthcare - 3.9%
UnitedHealth Group Inc.	1,940	979,778
	Number of Shares	Fair Value
Pharmaceuticals - 1.2%
AstraZeneca PLC ADR	5,768	$316,317
Regional Banks - 1.3%
First Republic Bank	2,589	337,994
Semiconductor Equipment - 1.8%
Applied Materials Inc.	5,733	469,705
Semiconductors - 6.5%
Advanced Micro Devices Inc. (a)	7,388	468,104
NVIDIA Corp.	3,622	439,675
QUALCOMM Inc.	6,532	737,985
		1,645,764
Soft Drinks - 2.1%
Monster Beverage Corp. (a)	6,084	529,065
Specialized REITs - 1.9%
American Tower Corp.	2,249	482,860
Systems Software - 13.9%
Microsoft Corp.	12,951	3,016,288
ServiceNow Inc. (a)	1,347	508,640
		3,524,928
Technology Hardware, Storage & Peripherals - 11.1%
Apple Inc.	20,313	2,807,257
Trading Companies & Distributors - 2.1%
United Rentals Inc. (a)	1,965	530,786
Trucking - 0.6%
Lyft Inc., Class A (a)	11,557	152,206
Total Common Stock (Cost $17,043,956)		24,810,936
Short-Term Investments - 2.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (c)(d) (Cost $599,823)	599,823	599,823
Total Investments (Cost $17,643,779)		25,410,759
Liabilities in Excess of Other Assets, net - (0.2)%		(41,167)
NET ASSETS - 100.0%		$25,369,592
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$24,810,936	$—	$—	$24,810,936
Short-Term Investments	599,823	—	—	599,823
Total Investments in Securities	$25,410,759	$—	$—	$25,410,759

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,187	$820,187	$5,263,170	$5,483,534	$—	$—	599,823	$599,823	$7,606
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.2% †
Aerospace & Defense - 0.2%
Woodward Inc.	652	$52,330
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	2,168	208,497
Agricultural Products - 1.4%
Darling Ingredients Inc. (a)	5,318	351,786
Airlines - 0.0% *
Allegiant Travel Co. (a)	87	6,349
Aluminum - 0.1%
Alcoa Corp.	592	19,927
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	3,084	30,007
The Buckle Inc.	2,259	71,520
		101,527
Application Software - 5.0%
ACI Worldwide Inc. (a)	4,228	88,365
Altair Engineering Inc., Class A (a)	1,631	72,123
Asana Inc., Class A (a)	2,840	63,133
Blackbaud Inc. (a)	3,411	150,289
Blackline Inc. (a)	3,277	196,292
Envestnet Inc. (a)	1,220	54,168
Freshworks Inc., Class A Revenue (a)	8,620	111,801
New Relic Inc. (a)	3,030	173,862
Q2 Holdings Inc. (a)	3,610	116,242
Vertex Inc., Class A (a)	3,602	49,239
Workiva Inc. (a)	2,160	168,048
		1,243,562
Auto Parts & Equipment - 1.2%
Dana Inc.	4,145	47,377
Dorman Products Inc. (a)	2,726	223,859
LCI Industries	186	18,872
Modine Manufacturing Co. (a)	783	10,132
		300,240
Automobile Manufacturers - 0.7%
Thor Industries Inc.	2,557	178,939
Automotive Retail - 1.8%
America's Car-Mart Inc. (a)	421	25,689
Group 1 Automotive Inc.	745	106,438
Monro Inc.	1,069	46,459
Murphy USA Inc.	978	268,862
		447,448
Biotechnology - 1.0%
Avid Bioservices Inc. (a)	3,526	67,417
Emergent BioSolutions Inc. (a)	1,829	38,391
Halozyme Therapeutics Inc. (a)	1,144	45,234
Heron Therapeutics Inc. (a)	12,648	53,374
Veracyte Inc. (a)	2,790	46,314
		250,730
Brewers - 0.8%
The Boston Beer Company Inc., Class A (a)	623	201,634
	Number of Shares	Fair Value
Building Products - 1.4%
Armstrong World Industries Inc.	630	$49,915
CSW Industrials Inc.	930	111,414
Gibraltar Industries Inc. (a)	2,429	99,419
Hayward Holdings Inc. (a)	2,840	25,191
Insteel Industries Inc.	840	22,285
UFP Industries Inc.	519	37,451
		345,675
Commodity Chemicals - 0.2%
Hawkins Inc.	1,156	45,072
Communications Equipment - 0.1%
Cambium Networks Corp. (a)	1,359	22,994
Lumentum Holdings Inc. (a)	136	9,326
		32,320
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	787	13,780
Construction & Engineering - 1.7%
Dycom Industries Inc. (a)	3,341	319,166
IES Holdings Inc. (a)	744	20,549
Valmont Industries Inc.	260	69,841
		409,556
Construction Machinery & Heavy Trucks - 0.6%
Alamo Group Inc.	511	62,480
Astec Industries Inc.	941	29,350
Wabash National Corp.	3,102	48,267
		140,097
Construction Materials - 0.1%
Eagle Materials Inc.	265	28,403
Consumer Finance - 0.2%
PROG Holdings Inc. (a)	2,891	43,307
Data Processing & Outsourced Services - 0.9%
CSG Systems International Inc.	2,043	108,034
Shift4 Payments Inc., Class A (a)	593	26,454
Verra Mobility Corp. (a)	6,336	97,384
		231,872
Distillers & Vintners - 1.6%
MGP Ingredients Inc.	3,783	401,603
Distributors - 0.7%
LKQ Corp.	3,717	175,257
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,174	45,234
Materion Corp.	299	23,920
		69,154
Diversified REITs - 0.3%
Alpine Income Property Trust Inc.	1,912	31,013
American Assets Trust Inc.	1,345	34,593
Essential Properties Realty Trust Inc.	889	17,291
		82,897

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Diversified Support Services - 2.0%
Healthcare Services Group Inc.	3,664	$44,298
IAA Inc. (a)	3,352	106,761
Matthews International Corp., Class A	1,896	42,489
Ritchie Bros Auctioneers Inc.	4,367	272,850
UniFirst Corp.	178	29,945
		496,343
Education Services - 0.5%
Stride Inc. (a)	2,912	122,391
Electric Utilities - 1.0%
ALLETE Inc.	348	17,417
IDACORP Inc.	2,301	227,822
		245,239
Electrical Components & Equipment - 0.5%
Acuity Brands Inc.	160	25,195
Atkore Inc. (a)	381	29,646
Regal Rexnord Corp.	419	58,811
		113,652
Electronic Components - 1.4%
Belden Inc.	3,370	202,268
Coherent Corp. (a)	758	26,416
Littelfuse Inc.	619	122,989
		351,673
Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	2,450	92,463
Novanta Inc. (a)	920	106,398
		198,861
Electronic Manufacturing Services - 0.2%
Plexus Corp. (a)	536	46,932
Environmental & Facilities Services - 0.7%
Clean Harbors Inc. (a)	1,050	115,479
Montrose Environmental Group Inc. (a)	1,710	57,542
		173,021
Food Distributors - 0.4%
Performance Food Group Co. (a)	2,303	98,914
Footwear - 0.7%
Deckers Outdoor Corp. (a)	394	123,168
Wolverine World Wide Inc.	2,700	41,553
		164,721
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (a)	526	27,142
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	1,462	47,881
Healthcare Distributors - 0.4%
AdaptHealth Corp. (a)	5,520	103,666
Healthcare Equipment - 5.8%
AtriCure Inc. (a)	2,740	107,134
Axonics Inc. (a)	1,220	85,937
	Number of Shares	Fair Value
Cardiovascular Systems Inc. (a)	3,000	$41,580
CONMED Corp.	1,810	145,108
Globus Medical Inc., Class A (a)	2,820	167,988
Inspire Medical Systems Inc. (a)	940	166,728
Integra LifeSciences Holdings Corp. (a)	3,680	155,885
LeMaitre Vascular Inc.	565	28,634
Masimo Corp. (a)	190	26,820
Omnicell Inc. (a)	1,311	114,096
Outset Medical Inc. (a)	2,630	41,896
Penumbra Inc. (a)	1,110	210,456
SI-BONE Inc. (a)	2,470	43,126
Tandem Diabetes Care Inc. (a)	1,880	89,958
		1,425,346
Healthcare Facilities - 1.3%
Acadia Healthcare Company Inc. (a)	2,706	211,555
U.S. Physical Therapy Inc.	1,322	100,499
		312,054
Healthcare Services - 0.9%
Addus HomeCare Corp. (a)	571	54,382
AMN Healthcare Services Inc. (a)	348	36,874
Castle Biosciences Inc. (a)	2,169	56,568
Enhabit Inc. (a)	1,991	27,954
Pediatrix Medical Group Inc. (a)	2,877	47,499
		223,277
Healthcare Supplies - 0.7%
BioLife Solutions Inc. (a)	3,437	78,192
ICU Medical Inc. (a)	199	29,969
Pulmonx Corp. (a)	3,820	63,641
		171,802
Healthcare Technology - 0.2%
NextGen Healthcare Inc. (a)	2,644	46,799
Home Building - 0.7%
Cavco Industries Inc. (a)	227	46,708
Green Brick Partners Inc. (a)	787	16,826
Taylor Morrison Home Corp. (a)	3,307	77,119
TopBuild Corp. (a)	244	40,206
		180,859
Home Furnishing Retail - 0.1%
The Aaron's Company Inc.	3,505	34,069
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	8,890	89,967
Sunstone Hotel Investors Inc.	4,170	39,281
		129,248
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	335	32,307
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,220	75,835

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Industrial Machinery - 8.5%
Albany International Corp., Class A	670	$52,816
Altra Industrial Motion Corp. (b)	7,545	253,663
Barnes Group Inc.	6,146	177,497
Chart Industries Inc. (a)	189	34,842
Crane Holdings Co.	2,793	244,499
Enerpac Tool Group Corp.	14,352	255,896
ESCO Technologies Inc.	1,660	121,910
Evoqua Water Technologies Corp. (a)	5,750	190,153
John Bean Technologies Corp.	2,310	198,660
Mueller Industries Inc.	1,980	117,691
RBC Bearings Inc. (a)	430	89,358
Standex International Corp.	840	68,586
The Timken Co.	4,895	289,001
		2,094,572
Industrial REITs - 0.8%
EastGroup Properties Inc.	1,247	179,992
Innovative Industrial Properties Inc.	95	8,407
		188,399
Insurance Brokers - 0.5%
BRP Group Inc., Class A (a)	4,690	123,582
Interactive Media & Services - 0.2%
Ziff Davis Inc. (a)	557	38,143
Internet & Direct Marketing Retail - 0.2%
Overstock.com Inc. (a)	820	19,967
Revolve Group Inc. (a)	1,136	24,640
		44,607
Internet Services & Infrastructure - 0.2%
Switch Inc., Class A	1,325	44,639
Investment Banking & Brokerage - 1.1%
Piper Sandler Cos.	450	47,133
Raymond James Financial Inc.	1,757	173,627
Stifel Financial Corp.	1,059	54,972
		275,732
IT Consulting & Other Services - 0.3%
Perficient Inc. (a)	510	33,160
Unisys Corp. (a)	6,700	50,585
		83,745
Leisure Products - 1.6%
Malibu Boats Inc., Class A (a)	3,277	157,263
Polaris Inc.	2,492	238,360
		395,623
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	1,430	53,325
Trupanion Inc. (a)	688	40,888
		94,213
Life Sciences Tools & Services - 2.3%
Azenta Inc.	1,383	59,276
Bruker Corp.	2,305	122,303
ICON PLC (a)	396	72,777
Repligen Corp. (a)	973	182,058
	Number of Shares	Fair Value
Syneos Health Inc. (a)	2,962	$139,658
		576,072
Marine - 0.2%
Kirby Corp. (a)	697	42,357
Metal & Glass Containers - 0.4%
TriMas Corp.	4,340	108,804
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	1,903	67,157
Multi-Utilities - 0.1%
Avista Corp.	929	34,419
Office REITs - 0.8%
Corporate Office Properties Trust	1,161	26,970
Cousins Properties Inc.	3,902	91,112
Easterly Government Properties Inc.	4,484	70,712
		188,794
Office Services & Supplies - 1.1%
MSA Safety Inc.	2,361	258,010
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	549	20,297
Oil & Gas Equipment & Services - 0.4%
ChampionX Corp.	2,131	41,704
Oil States International Inc. (a)	16,507	64,212
		105,916
Oil & Gas Exploration & Production - 1.7%
Denbury Inc. (a)	255	21,996
Northern Oil & Gas Inc.	2,270	62,221
PDC Energy Inc.	3,376	195,099
SM Energy Co.	2,678	100,719
Southwestern Energy Co. (a)	6,573	40,227
		420,262
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	750	40,380
Packaged Foods & Meats - 3.2%
Calavo Growers Inc.	1,175	37,306
Freshpet Inc. (a)	1,430	71,629
Hostess Brands Inc. (a)	6,400	148,736
J&J Snack Foods Corp.	750	97,103
Lancaster Colony Corp.	1,210	181,839
Sovos Brands Inc. (a)	1,510	21,502
The Simply Good Foods Co. (a)	3,650	116,763
Utz Brands Inc.	6,850	103,435
		778,313
Paper Packaging - 0.0% *
Ranpak Holdings Corp. (a)	2,365	8,088
Personal Products - 0.6%
BellRing Brands Inc. (a)	1,788	36,851
elf Beauty Inc. (a)	2,600	97,812
		134,663
Pharmaceuticals - 0.2%
ANI Pharmaceuticals Inc. (a)	1,252	40,239

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.3%
AMERISAFE Inc.	1,134	$52,992
Argo Group International Holdings Ltd.	4,676	90,060
James River Group Holdings Ltd.	2,880	65,693
Palomar Holdings Inc. (a)	1,170	97,952
RLI Corp.	975	99,820
Selective Insurance Group Inc.	1,900	154,660
		561,177
Publishing - 1.0%
John Wiley & Sons Inc., Class A	6,258	235,050
Regional Banks - 9.3%
1st Source Corp.	1,003	46,439
Bank OZK	1,250	49,450
BankUnited Inc.	1,134	38,749
Banner Corp.	411	24,282
Cadence Bank	1,631	41,444
Community Bank System Inc.	1,240	74,499
Cullen/Frost Bankers Inc.	978	129,311
CVB Financial Corp.	2,750	69,630
Enterprise Financial Services Corp.	962	42,366
FB Financial Corp.	518	19,793
First Interstate BancSystem Inc., Class A	1,588	64,076
Fulton Financial Corp.	5,516	87,153
German American Bancorp Inc.	1,930	68,920
Heritage Commerce Corp.	1,740	19,732
Home BancShares Inc.	3,255	73,270
HomeStreet Inc.	644	18,554
Independent Bank Corp.	3,282	244,607
National Bank Holdings Corp., Class A	1,624	60,072
Origin Bancorp Inc.	1,345	51,742
PacWest Bancorp	1,505	34,013
Peapack-Gladstone Financial Corp.	1,060	35,669
Pinnacle Financial Partners Inc.	505	40,956
Prosperity Bancshares Inc.	3,308	220,577
Renasant Corp.	3,850	120,428
Sandy Spring Bancorp Inc.	930	32,792
Stock Yards Bancorp Inc.	610	41,486
Texas Capital Bancshares Inc. (a)	852	50,294
UMB Financial Corp.	1,750	147,507
United Community Banks Inc.	1,113	36,840
Washington Federal Inc.	884	26,502
Washington Trust Bancorp Inc.	660	30,677
Westamerica BanCorp	1,672	87,429
Western Alliance Bancorp	1,513	99,465
Wintrust Financial Corp.	875	71,356
		2,300,080
Research & Consulting Services - 0.4%
Resources Connection Inc.	4,736	85,580
Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,111	51,339
Restaurants - 1.5%
Bloomin' Brands Inc.	2,064	37,833
Shake Shack Inc., Class A (a)	1,270	57,124
	Number of Shares	Fair Value
Texas Roadhouse Inc.	1,024	$89,354
The Cheesecake Factory Inc.	1,863	54,549
Wingstop Inc.	1,090	136,708
		375,568
Retail REITs - 0.2%
Kite Realty Group Trust	2,767	47,648
The Macerich Co.	1,290	10,242
		57,890
Security & Alarm Services - 0.9%
The Brink's Co.	4,412	213,717
Semiconductor Equipment - 0.4%
Ichor Holdings Ltd. (a)	1,008	24,404
Onto Innovation Inc. (a)	1,329	85,122
		109,526
Semiconductors - 0.5%
Diodes Inc. (a)	318	20,641
MaxLinear Inc. (a)	651	21,236
Semtech Corp. (a)	2,165	63,673
SMART Global Holdings Inc. (a)	1,601	25,408
		130,958
Soft Drinks - 0.4%
Primo Water Corp.	7,182	90,134
Zevia PBC, Class A (a)	1,640	7,085
		97,219
Specialized Consumer Services - 0.3%
European Wax Center Inc., Class A	2,510	46,309
OneSpaWorld Holdings Ltd. (a)	4,169	35,020
		81,329
Specialized REITs - 0.3%
National Storage Affiliates Trust	902	37,505
PotlatchDeltic Corp.	1,000	41,040
		78,545
Specialty Chemicals - 4.1%
Avient Corp.	4,077	123,533
HB Fuller Co.	376	22,598
Ingevity Corp. (a)	5,731	347,471
Innospec Inc.	1,250	107,087
Quaker Chemical Corp.	495	71,468
Sensient Technologies Corp.	1,010	70,033
Stepan Co.	2,965	277,732
		1,019,922
Specialty Stores - 0.6%
Leslie's Inc. (a)	5,660	83,259
Sally Beauty Holdings Inc. (a)	5,700	71,820
		155,079
Steel - 0.6%
Carpenter Technology Corp.	803	25,006
Commercial Metals Co.	2,555	90,651
Ryerson Holding Corp.	745	19,176
		134,833

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Systems Software - 0.7%
Ping Identity Holding Corp. (a)	2,111	$59,256
Progress Software Corp.	709	30,168
Tenable Holdings Inc. (a)	2,600	90,480
		179,904
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming Inc. (a)	2,940	33,369
Pure Storage Inc., Class A (a)	8,650	236,751
		270,120
Thrifts & Mortgage Finance - 0.9%
Flagstar Bancorp Inc.	491	16,399
WSFS Financial Corp.	4,278	198,756
		215,155
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies Inc.	2,296	235,983
McGrath RentCorp.	417	34,970
Transcat Inc. (a)	530	40,116
Univar Solutions Inc. (a)	10,698	243,272
		554,341
	Number of Shares	Fair Value
Trucking - 0.5%
Saia Inc. (a)	699	$132,810
Water Utilities - 0.1%
American States Water Co.	394	30,712
Total Common Stock (Cost $20,327,328)		23,481,874
Short-Term Investments - 5.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (b)(c)(d) (Cost $1,234,423)	1,234,423	1,234,423
Total Investments (Cost $21,561,751)		24,716,297
Liabilities in Excess of Other Assets, net - (0.2)%		(48,386)
NET ASSETS - 100.0%		$24,667,911

Other Information:

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2022	3	$272,832	$250,470	$(22,362)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures .
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.

See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,481,874	$—	$—	$23,481,874
Short-Term Investments	1,234,423	—	—	1,234,423
Total Investments in Securities	$24,716,297	$—	$—	$24,716,297
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(22,362)	—	—	(22,362)
Total Other Financial Instruments	$(22,362)	$—	$—	$(22,362)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,150,765	$1,150,765	$9,495,839	$9,412,181	$—	$—	1,234,423	$1,234,423	$11,250
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 94.5% †
U.S. Treasuries - 34.3%
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	$327,000	$227,557
2.25%, 08/15/46 (a)	243,000	174,884
2.38%, 02/15/42	29,000	22,221
3.00%, 08/15/48 (a)	303,000	256,082
4.75%, 02/15/37 (a)	239,000	264,842
U.S. Treasury Notes
0.25%, 07/31/25 (a)	180,900	161,665
0.63%, 10/15/24	36,000	33,460
0.75%, 12/31/23	437,000	418,189
0.75%, 01/31/28 (a)	322,000	271,059
1.13%, 01/15/25	179,000	166,736
1.25%, 11/30/26	598,000	532,220
1.50%, 02/29/24	83,000	79,806
1.63%, 05/15/31	1,051,000	882,347
1.75%, 01/31/29	42,000	36,678
2.88%, 05/15/32	122,000	112,869
3.00%, 06/30/24	126,000	123,244
		3,763,859
Agency Mortgage Backed - 24.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	328,578	290,179
4.50%, 06/01/33 - 02/01/35 (a)	1,975	1,935
5.00%, 07/01/35 (a)	16,774	16,821
5.50%, 01/01/38 (a)	16,515	16,938
6.00%, 04/01/29 - 11/01/37 (a)	53,030	55,205
6.50%, 02/01/29 (a)	21	22
6.93%, 06/01/26 (a)(b)	60,000	64,920
7.00%, 12/01/29 - 08/01/36 (a)	13,065	13,768
7.50%, 01/01/30 - 09/01/33 (a)	1,504	1,557
8.00%, 11/01/30 (a)	2,783	2,926
8.50%, 04/01/30 (a)	2,544	2,824
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	324,829	273,846
3.00%, 03/01/50 (a)	57,114	50,115
3.50%, 08/01/45 - 01/01/48 (a)	114,805	104,960
4.00%, 01/01/41 - 01/01/50 (a)	173,707	163,974
4.50%, 07/01/33 - 12/01/48 (a)	75,593	73,285
5.00%, 03/01/34 - 08/01/35 (a)	18,525	18,552
5.50%, 12/01/32 - 01/01/39 (a)	65,789	67,200
6.00%, 02/01/33 - 07/01/35 (a)	78,905	82,161
6.50%, 01/01/29 - 08/01/34 (a)	11,799	12,232
7.00%, 10/01/32 - 02/01/34 (a)	4,331	4,502
7.50%, 11/01/22 - 03/01/33 (a)	5,407	5,621
8.00%, 08/01/25 - 10/01/31 (a)	2,701	2,780
Federal National Mortgage Assoc. 1.60% + 3 month USD LIBOR
2.97%, 04/01/37 (a)(c)	712	704
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 10/01/37 - 10/01/52 (d)	$445,169	$364,850
2.50%, 10/01/52 (d)	161,578	135,570
3.50%, 10/01/52 (d)	68,183	61,277
4.00%, 10/01/52 (d)	68,350	63,346
4.50%, 10/01/52 (d)	30,927	29,428
5.00%, 10/01/52 (d)	17,953	17,489
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	274,011	246,837
3.50%, 08/20/48 (a)	50,133	46,199
4.00%, 01/20/41 - 04/20/43 (a)	48,482	46,471
4.50%, 08/15/33 - 03/20/41 (a)	38,634	37,737
6.00%, 04/15/27 - 04/15/34 (a)	45,778	47,710
6.50%, 03/15/24 - 08/15/34 (a)	17,552	18,326
7.00%, 01/15/28 - 10/15/36 (a)	14,812	15,241
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.75%, 12/20/24 (a)(c)	191	186
2.63%, 02/20/23 - 02/20/26 (a)(c)	159	157
Government National Mortgage Assoc. TBA
2.00%, 10/01/52 (d)	177,129	147,102
2.50%, 10/01/52 (d)	104,020	89,154
4.00%, 10/01/52 (d)	41,845	39,022
		2,733,129
Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(e)	276,528	828
2.51%, 07/25/29 (a)	55,000	48,613
4.05%, 09/25/28 (a)(c)	31,000	30,161
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (e)	2,379	30
5.50%, 06/15/33 (e)	8,163	1,355
7.50%, 07/15/27 (e)	614	63
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (f)	90	84
8.00%, 02/01/23 (e)**	5	—
8.00%, 07/01/24 (e)	86	5
Federal National Mortgage Assoc. REMIC
1.15%, 12/25/42 (c)(e)	14,695	514
5.00%, 09/25/40 (e)	4,445	484
Federal National Mortgage Assoc. REMIC 6.00% - 3 month USD LIBOR
2.92%, 07/25/38 (c)(e)	2,777	243
Federal National Mortgage Assoc. REMIC 6.55% - 3 month USD LIBOR
3.47%, 11/25/41 (c)(e)	134,155	16,037
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (f)	7,024	5,474
4.50%, 08/25/35 - 01/25/36 (e)	7,824	1,015

20

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.00%, 03/25/38 - 05/25/38 (e)	$4,837	$745
5.50%, 12/25/33 (e)	2,216	419
6.00%, 01/25/35 (e)	3,990	708
7.50%, 11/25/23 (e)	223	5
8.00%, 08/25/23 (e)**	5	—
8.00%, 07/25/24 (e)	171	9
		106,792
Asset Backed - 0.2%
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	26,401	26,069
		26,069
Corporate Notes - 26.7%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,323
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	7,000	6,039
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	5,826
4.90%, 11/30/46 (a)	8,000	7,695
AbbVie Inc.
2.60%, 11/21/24 (a)	7,000	6,668
2.95%, 11/21/26 (a)	5,000	4,574
3.20%, 05/14/26 - 11/21/29 (a)	12,000	10,759
4.05%, 11/21/39 (a)	3,000	2,430
4.25%, 11/21/49 (a)	5,000	4,012
4.40%, 11/06/42	2,000	1,660
4.63%, 10/01/42 (a)	2,000	1,700
4.88%, 11/14/48 (a)	3,000	2,634
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	7,000	6,023
Advanced Micro Devices Inc.
4.39%, 06/01/52	5,000	4,235
AEP Texas Inc.
3.45%, 05/15/51	8,000	5,565
Aetna Inc.
3.50%, 11/15/24 (a)	4,000	3,889
Aircastle Ltd.
4.25%, 06/15/26 (a)	5,000	4,484
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	3,520
2.95%, 03/15/34	5,000	3,868
3.55%, 03/15/52	5,000	3,407
4.70%, 07/01/30 (a)	3,000	2,804
Ally Financial Inc.
2.20%, 11/02/28	5,000	3,867
Altria Group Inc.
3.40%, 02/04/41 (a)	6,000	3,783
4.00%, 02/04/61 (a)	2,000	1,227
4.25%, 08/09/42 (a)	2,000	1,367
4.45%, 05/06/50 (a)	3,000	2,004
4.50%, 05/02/43 (a)	3,000	2,113
Amazon.com Inc.
1.50%, 06/03/30 (a)	2,000	1,579
2.50%, 06/03/50 (a)	3,000	1,871
2.70%, 06/03/60 (a)	3,000	1,777
2.88%, 05/12/41	4,000	2,918
3.15%, 08/22/27 (a)	2,000	1,864
3.25%, 05/12/61	5,000	3,366
4.05%, 08/22/47 (a)	3,000	2,547
	Principal Amount	Fair Value
Ameren Corp.
3.65%, 02/15/26 (a)	$5,000	$4,748
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	3,000	2,396
3.25%, 03/01/50 (a)	3,000	1,932
American Tower Corp.
1.50%, 01/31/28 (a)	6,000	4,806
2.90%, 01/15/30 (a)	6,000	4,926
3.70%, 10/15/49 (a)	3,000	2,051
3.80%, 08/15/29 (a)	6,000	5,271
American Water Capital Corp.
2.95%, 09/01/27 (a)	8,000	7,262
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	1,651
3.00%, 01/15/52	4,000	2,525
3.15%, 02/21/40	5,000	3,606
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	7,000	6,311
4.90%, 02/01/46 (a)	8,000	6,933
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	5,000	4,461
4.35%, 06/01/40 (a)	5,000	4,232
4.38%, 04/15/38 (a)	8,000	6,839
4.50%, 06/01/50 (a)	3,000	2,467
4.75%, 04/15/58 (a)	6,000	4,884
5.55%, 01/23/49 (a)	2,000	1,881
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	6,000	3,727
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	6,000	4,803
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (c)(g)	7,000	6,004
Apple Inc.
2.20%, 09/11/29 (a)	5,000	4,261
2.65%, 02/08/51 (a)	5,000	3,281
2.80%, 02/08/61 (a)	2,000	1,253
2.95%, 09/11/49 (a)	3,000	2,118
3.45%, 02/09/45 (a)	6,000	4,727
3.95%, 08/08/52	5,000	4,169
Applied Materials Inc.
4.35%, 04/01/47 (a)	4,000	3,451
Aptiv PLC
4.40%, 10/01/46 (a)	5,000	3,599
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	4,000	3,679
Ares Capital Corp.
2.88%, 06/15/28	5,000	3,934
Arthur J Gallagher & Co.
3.50%, 05/20/51	5,000	3,401
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,830
Astrazeneca Finance LLC
1.75%, 05/28/28	8,000	6,741
AstraZeneca PLC
3.00%, 05/28/51	5,000	3,457
4.00%, 01/17/29 (a)	3,000	2,845
4.38%, 08/17/48 (a)	2,000	1,753

21

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
AT&T Inc.
2.30%, 06/01/27 (a)	$9,000	$7,882
2.75%, 06/01/31 (a)	6,000	4,811
3.85%, 06/01/60 (a)	9,000	6,055
4.35%, 03/01/29 (a)	2,000	1,870
4.50%, 05/15/35 (a)	5,000	4,329
4.55%, 03/09/49 (a)	2,000	1,596
4.75%, 05/15/46 (a)	2,000	1,676
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	3,600
6.15%, 04/03/30 (a)	7,000	6,743
Avangrid Inc.
3.15%, 12/01/24 (a)	6,000	5,734
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	8,000	6,902
Bank of America Corp.
3.25%, 10/21/27	3,000	2,691
4.18%, 11/25/27 (a)	6,000	5,559
4.25%, 10/22/26 (a)	6,000	5,707
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (c)	5,000	4,060
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (c)	9,000	5,509
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,893
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	6,000	5,461
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (c)	6,000	4,848
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	6,000	4,415
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	7,000	5,779
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	2,853
BAT Capital Corp.
2.73%, 03/25/31 (a)	4,000	2,956
4.39%, 08/15/37 (a)	5,000	3,572
4.54%, 08/15/47 (a)	2,000	1,332
4.70%, 04/02/27 (a)	5,000	4,670
4.91%, 04/02/30 (a)	4,000	3,524
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	4,319
Baxter International Inc.
1.92%, 02/01/27	11,000	9,546
2.27%, 12/01/28	11,000	9,090
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	7,000	6,518
4.67%, 06/06/47 (a)	3,000	2,582
	Principal Amount	Fair Value
4.69%, 12/15/44 (a)	$2,000	$1,712
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,813
3.70%, 07/15/30 (a)	3,000	2,702
3.80%, 07/15/48 (a)	3,000	2,247
4.25%, 10/15/50 (a)	2,000	1,615
6.13%, 04/01/36 (a)	3,000	3,043
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	8,000	5,154
3.85%, 03/15/52	6,000	4,607
4.25%, 01/15/49 (a)	4,000	3,348
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	8,000	7,519
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	2,371
Block Financial LLC
2.50%, 07/15/28	5,000	4,139
3.88%, 08/15/30 (a)	3,000	2,560
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	6,000	5,519
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	4,000	2,598
3.38%, 02/08/61 (a)	5,000	3,267
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	7,000	6,045
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,543
2.35%, 11/13/40 (a)	2,000	1,336
2.95%, 03/15/32	5,000	4,292
3.20%, 06/15/26 (a)	2,000	1,895
3.40%, 07/26/29 (a)	2,000	1,817
4.13%, 06/15/39 (a)	3,000	2,620
4.25%, 10/26/49 (a)	3,000	2,513
4.55%, 02/20/48 (a)	2,000	1,757
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	8,000	6,475
Broadcom Inc.
3.14%, 11/15/35 (g)	3,000	2,103
3.42%, 04/15/33 (a)(g)	4,000	3,069
3.47%, 04/15/34 (g)	2,000	1,504
4.15%, 11/15/30 (a)	2,000	1,729
4.30%, 11/15/32 (a)	4,000	3,369
4.93%, 05/15/37 (g)	1,996	1,651
Brooklyn Union Gas Co.
4.87%, 08/05/32 (g)	11,000	10,056
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,675
Brunswick Corp.
2.40%, 08/18/31	5,000	3,482
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,755
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	4,000	3,320
4.55%, 09/01/44 (a)	7,000	6,115
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	5,000	4,613
4.95%, 06/01/47 (a)	4,000	3,402

22

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Canadian Pacific Railway Co.
1.75%, 12/02/26	$5,000	$4,381
2.45%, 12/02/31	5,000	4,007
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	7,000	6,861
Capital One Financial Corp.
3.75%, 07/28/26 (a)	7,000	6,476
Cardinal Health Inc.
3.08%, 06/15/24 (a)	4,000	3,866
Carlisle Companies Inc.
2.20%, 03/01/32	7,000	5,184
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,476
3.58%, 04/05/50 (a)	3,000	2,073
Caterpillar Inc.
3.25%, 09/19/49 (a)	5,000	3,690
3.25%, 04/09/50	5,000	3,689
Cenovus Energy Inc.
2.65%, 01/15/32	5,000	3,864
3.75%, 02/15/52	5,000	3,388
Centene Corp.
3.00%, 10/15/30	3,000	2,374
3.38%, 02/15/30 (a)	14,000	11,446
4.25%, 12/15/27 (a)	23,000	21,024
CenterPoint Energy Inc.
2.65%, 06/01/31	5,000	3,994
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	4,000	2,556
3.70%, 04/01/51 (a)	9,000	5,467
4.80%, 03/01/50 (a)	7,000	5,007
4.91%, 07/23/25 (a)	5,000	4,879
5.05%, 03/30/29 (a)	8,000	7,349
5.75%, 04/01/48 (a)	5,000	4,043
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	7,017
Chevron USA Inc.
3.85%, 01/15/28 (a)	4,000	3,804
3.90%, 11/15/24 (a)	4,000	3,942
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	6,000	5,079
Church & Dwight Company Inc.
2.30%, 12/15/31	5,000	3,933
Cigna Corp.
2.40%, 03/15/30 (a)	3,000	2,449
3.25%, 04/15/25 (a)	7,000	6,696
3.40%, 03/01/27 (a)	5,000	4,604
3.75%, 07/15/23 (a)	2,000	1,984
3.88%, 10/15/47 (a)	2,000	1,459
4.13%, 11/15/25 (a)	5,000	4,855
4.38%, 10/15/28 (a)	3,000	2,833
4.80%, 08/15/38 (a)	3,000	2,662
Cintas Corp. No 2
4.00%, 05/01/32	8,000	7,367
Cisco Systems Inc.
5.90%, 02/15/39 (a)	3,000	3,120
Citigroup Inc.
4.45%, 09/29/27 (a)	4,000	3,711
4.65%, 07/23/48 (a)	9,000	7,309
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	6,000	4,930
	Principal Amount	Fair Value
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	$6,000	$4,840
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	6,000	4,822
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	1,887
CMS Energy Corp.
4.88%, 03/01/44 (a)	7,000	6,021
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	7,000	6,847
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	7,143
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,825
2.94%, 11/01/56	7,000	4,179
2.99%, 11/01/63	3,000	1,740
3.20%, 07/15/36 (a)	5,000	3,871
3.25%, 11/01/39 (a)	5,000	3,677
3.97%, 11/01/47 (a)	3,000	2,295
4.15%, 10/15/28 (a)	5,000	4,722
CommonSpirit Health
4.35%, 11/01/42	16,000	12,515
Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	2,631
5.40%, 11/01/48 (a)	2,000	1,746
ConocoPhillips Co.
4.30%, 11/15/44 (a)	4,000	3,324
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	3,000	2,643
3.88%, 06/15/47 (a)	2,000	1,512
3.95%, 04/01/50 (a)	3,000	2,317
Constellation Brands Inc.
3.15%, 08/01/29 (a)	4,000	3,443
3.70%, 12/06/26 (a)	4,000	3,765
4.50%, 05/09/47 (a)	4,000	3,234
Continental Resources Inc.
2.88%, 04/01/32 (g)	5,000	3,653
3.80%, 06/01/24 (a)	12,000	11,638
4.50%, 04/15/23 (a)	7,000	6,962
Corebridge Financial Inc.
3.90%, 04/05/32 (g)	15,000	12,658
Corning Inc.
4.38%, 11/15/57 (a)	2,000	1,491
Corporate Office Properties LP
2.00%, 01/15/29	5,000	3,772
2.25%, 03/15/26 (a)	5,000	4,371
2.75%, 04/15/31 (a)	3,000	2,221
Crown Castle Inc.
2.90%, 03/15/27	10,000	8,891
4.15%, 07/01/50	5,000	3,707
5.20%, 02/15/49 (a)	4,000	3,454
CSL Finance PLC
4.25%, 04/27/32 (g)	6,000	5,469
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	10,000	8,390
CubeSmart LP
2.50%, 02/15/32	5,000	3,758
4.38%, 02/15/29 (a)	5,000	4,623

23

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
CVS Health Corp.
3.00%, 08/15/26 (a)	$4,000	$3,698
3.25%, 08/15/29 (a)	3,000	2,626
3.63%, 04/01/27 (a)	3,000	2,809
3.75%, 04/01/30 (a)	3,000	2,672
4.25%, 04/01/50 (a)	3,000	2,348
4.78%, 03/25/38 (a)	3,000	2,629
5.00%, 12/01/24 (a)	6,000	5,966
5.13%, 07/20/45 (a)	2,000	1,750
5.30%, 12/05/43 (a)	4,000	3,591
Danaher Corp.
2.80%, 12/10/51	9,000	5,739
Dell International LLC/EMC Corp.
4.00%, 07/15/24	6,000	5,883
5.45%, 06/15/23	2,000	2,005
6.02%, 06/15/26	3,000	3,012
Devon Energy Corp.
5.00%, 06/15/45 (a)	4,000	3,333
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,000	1,709
3.25%, 11/15/39 (a)	3,000	2,279
3.40%, 11/15/49 (a)	3,000	2,134
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	4,000	3,245
3.50%, 12/01/29 (a)	3,000	2,590
4.40%, 03/24/51 (a)	3,000	2,266
Digital Realty Trust LP
3.60%, 07/01/29 (a)	8,000	7,007
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	4,960
3.95%, 03/20/28 (a)	6,000	5,268
4.95%, 05/15/42 (a)	2,000	1,476
5.00%, 09/20/37 (a)	3,000	2,378
Dollar General Corp.
3.50%, 04/03/30 (a)	4,000	3,509
4.13%, 04/03/50 (a)	4,000	3,122
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	6,785
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	4,794
3.38%, 04/01/30 (a)	6,000	5,171
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,580
DTE Energy Co.
2.85%, 10/01/26 (a)	7,000	6,384
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,352
Duke Energy Corp.
2.55%, 06/15/31	6,000	4,698
3.30%, 06/15/41	7,000	4,880
3.50%, 06/15/51	7,000	4,721
3.75%, 09/01/46 (a)	5,000	3,543
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (c)	9,000	8,170
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	9,000	7,257
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	3,350
3.25%, 06/30/26 (a)	4,000	3,694
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	7,000	6,186
	Principal Amount	Fair Value
Eastman Chemical Co.
4.65%, 10/15/44 (a)	$4,000	$3,150
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,833
Edison International
4.95%, 04/15/25 (a)	8,000	7,846
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	6,000	4,905
Electronic Arts Inc.
1.85%, 02/15/31 (a)	3,000	2,314
Elevance Health Inc.
2.88%, 09/15/29 (a)	3,000	2,562
3.30%, 01/15/23 (a)	6,000	5,982
3.60%, 03/15/51 (a)	3,000	2,158
3.70%, 09/15/49 (a)	3,000	2,194
Emera US Finance LP
2.64%, 06/15/31	8,000	6,241
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,730
2.75%, 10/15/50 (a)	2,000	1,291
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	8,000	6,555
1.78%, 03/17/31 (a)(g)	8,000	5,963
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,827
Enbridge Inc.
1.60%, 10/04/26	7,000	6,060
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	9,000	8,055
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,972
4.95%, 06/15/28 (a)	4,000	3,738
5.30%, 04/01/44 - 04/15/47 (a)	7,000	5,595
5.35%, 05/15/45	4,000	3,227
6.50%, 02/01/42 (a)	4,000	3,720
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (c)	19,000	16,407
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	3,965
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,639
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	5,000	4,201
EOG Resources Inc.
4.95%, 04/15/50 (a)	3,000	2,804
5.10%, 01/15/36 (a)	2,000	1,862
Equinix Inc.
1.25%, 07/15/25 (a)	7,000	6,261
2.15%, 07/15/30 (a)	6,000	4,600
Equinor ASA
3.25%, 11/18/49 (a)	4,000	2,866
ERP Operating LP
4.50%, 07/01/44 (a)	8,000	6,769
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	5,000	3,105

24

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Eversource Energy
3.45%, 01/15/50 (a)	$5,000	$3,479
Exelon Corp.
4.05%, 04/15/30 (a)	5,000	4,532
4.45%, 04/15/46 (a)	5,000	4,092
4.70%, 04/15/50	4,000	3,352
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	6,000	5,093
3.45%, 04/15/51 (a)	6,000	4,461
FedEx Corp.
4.10%, 02/01/45 (a)	8,000	5,782
Fidelity National Information Services Inc.
1.15%, 03/01/26	4,000	3,458
1.65%, 03/01/28 (a)	3,000	2,457
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	7,000	5,437
Fiserv Inc.
3.50%, 07/01/29 (a)	3,000	2,614
4.40%, 07/01/49 (a)	3,000	2,325
Florida Power & Light Co.
2.85%, 04/01/25 (a)	7,000	6,697
4.13%, 02/01/42 (a)	6,000	5,023
Flowers Foods Inc.
2.40%, 03/15/31 (a)	3,000	2,355
Flowserve Corp.
2.80%, 01/15/32	7,000	5,013
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	5,535
Fox Corp.
3.50%, 04/08/30 (a)	4,000	3,429
Freeport-McMoRan Inc.
4.25%, 03/01/30	5,000	4,286
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	5,000	4,387
General Dynamics Corp.
4.25%, 04/01/50 (a)	5,000	4,324
General Mills Inc.
3.00%, 02/01/51	5,000	3,273
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,298
5.40%, 04/01/48 (a)	2,000	1,577
6.13%, 10/01/25 (a)	6,000	6,013
6.80%, 10/01/27 (a)	3,000	3,032
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,000	1,719
2.35%, 01/08/31 (a)	4,000	2,910
5.25%, 03/01/26 (a)	8,000	7,794
Genuine Parts Co.
2.75%, 02/01/32	3,000	2,328
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	6,000	5,453
3.60%, 03/01/25 (a)(g)	9,000	8,680
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	2,000	1,327
2.80%, 10/01/50 (a)	4,000	2,466
3.50%, 02/01/25 (a)	4,000	3,865
3.65%, 03/01/26 (a)	2,000	1,903
4.15%, 03/01/47 (a)	5,000	3,953
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25 (a)	6,000	5,835
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	5,000	4,539
	Principal Amount	Fair Value
Glencore Funding LLC
3.88%, 04/27/51 (g)	$4,000	$2,707
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	6,000	5,183
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	7,000	6,760
2.60%, 10/15/25 (a)(g)	8,000	7,186
Halliburton Co.
5.00%, 11/15/45 (a)	4,000	3,328
HCA Inc.
3.13%, 03/15/27 (g)	10,000	8,830
3.50%, 09/01/30	5,000	4,132
3.63%, 03/15/32 (g)	5,000	4,051
5.38%, 02/01/25	21,000	20,753
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	5,000	3,933
3.20%, 06/01/50 (a)(g)	4,000	2,704
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	5,000	3,688
Helmerich & Payne Inc.
2.90%, 09/29/31	5,000	3,907
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,753
5.80%, 04/01/47 (a)	2,000	1,796
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	2,731
Highwoods Realty LP
4.13%, 03/15/28 (a)	5,000	4,535
4.20%, 04/15/29 (a)	6,000	5,237
Honeywell International Inc.
1.75%, 09/01/31	7,000	5,466
2.70%, 08/15/29 (a)	2,000	1,757
Hormel Foods Corp.
1.80%, 06/11/30 (a)	7,000	5,588
Humana Inc.
1.35%, 02/03/27	5,000	4,213
2.15%, 02/03/32	5,000	3,800
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	7,000	5,673
Huntsman International LLC
4.50%, 05/01/29	6,000	5,287
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	8,000	6,899
Indiana Michigan Power Co.
3.25%, 05/01/51	5,000	3,384
Ingredion Inc.
3.90%, 06/01/50 (a)	2,000	1,435
Intel Corp.
2.00%, 08/12/31	6,000	4,652
2.45%, 11/15/29 (a)	8,000	6,686
2.60%, 05/19/26 (a)	6,000	5,576
2.80%, 08/12/41	5,000	3,370
2.88%, 05/11/24 (a)	3,000	2,923
3.10%, 02/15/60 (a)	5,000	3,019
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	1,460
2.65%, 09/15/40 (a)	2,000	1,340
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	7,582
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	6,000	4,933
Jabil Inc.
3.95%, 01/12/28 (a)	2,000	1,815

25

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.25%, 05/15/27	$10,000	$9,328
John Deere Capital Corp.
2.45%, 01/09/30 (a)	9,000	7,564
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,595
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,393
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	5,000	3,974
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (c)	4,000	2,739
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,569
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	7,417
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	3,618
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	5,000	3,789
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	4,000	3,645
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	6,000	5,219
Kaiser Foundation Hospitals
3.00%, 06/01/51	5,000	3,304
Kansas City Southern/old
3.50%, 05/01/50	3,000	2,099
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	2,560
3.80%, 05/01/50 (a)	2,000	1,422
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,563
5.00%, 03/01/43 (a)	2,000	1,621
6.38%, 03/01/41 (a)	4,000	3,722
Kinder Morgan Inc.
1.75%, 11/15/26	10,000	8,668
5.05%, 02/15/46 (a)	8,000	6,550
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,109
4.65%, 11/01/24 (a)	2,000	1,995
Kraft Heinz Foods Co.
5.20%, 07/15/45	4,000	3,478
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	4,000	3,772
	Principal Amount	Fair Value
Lear Corp.
4.25%, 05/15/29 (a)	$5,000	$4,406
Leidos Inc.
3.63%, 05/15/25	5,000	4,787
4.38%, 05/15/30	7,000	6,124
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	3,000	1,901
Life Storage LP
2.20%, 10/15/30 (a)	8,000	6,090
Lincoln National Corp.
4.35%, 03/01/48 (a)	8,000	6,305
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	5,000	4,603
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	3,000	2,431
1.70%, 09/15/28	3,000	2,450
1.70%, 10/15/30 (a)	3,000	2,264
3.00%, 10/15/50 (a)	5,000	3,057
4.05%, 05/03/47 (a)	4,000	3,006
5.63%, 04/15/53	4,000	3,697
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	1,962
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,807
McCormick & Company Inc.
1.85%, 02/15/31 (a)	3,000	2,233
3.25%, 11/15/25 (a)	9,000	8,460
McDonald's Corp.
3.60%, 07/01/30 (a)	7,000	6,303
3.63%, 09/01/49 (a)	3,000	2,187
4.88%, 12/09/45 (a)	7,000	6,210
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	1,808
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	7,000	5,819
Merck & Company Inc.
1.90%, 12/10/28	10,000	8,387
2.45%, 06/24/50 (a)	3,000	1,851
2.75%, 02/10/25 (a)	7,000	6,718
2.75%, 12/10/51	3,000	1,952
4.00%, 03/07/49 (a)	2,000	1,650
Meta Platforms Inc.
3.85%, 08/15/32 (g)	10,000	8,811
4.45%, 08/15/52 (g)	10,000	8,169
MetLife Inc.
4.72%, 12/15/44 (a)	5,000	4,295
Microchip Technology Inc.
2.67%, 09/01/23	8,000	7,793
Micron Technology Inc.
3.37%, 11/01/41	5,000	3,203
3.48%, 11/01/51	3,000	1,776
Microsoft Corp.
2.40%, 08/08/26 (a)	4,000	3,704
2.68%, 06/01/60 (a)	3,000	1,900
2.92%, 03/17/52 (a)	7,000	4,949
3.45%, 08/08/36 (a)	3,000	2,622
3.50%, 02/12/35 (a)	3,000	2,699
Mid-America Apartments LP
2.88%, 09/15/51	5,000	3,127
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	2,977

26

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	$6,000	$5,116
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	10,000	7,166
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	11,000	6,632
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	7,000	5,583
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,358
Mylan Inc.
5.20%, 04/15/48 (a)	3,000	2,068
National Retail Properties Inc.
4.00%, 11/15/25 (a)	4,000	3,828
Newmont Corp.
4.88%, 03/15/42 (a)	5,000	4,348
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	5,000	4,374
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	8,000	6,275
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	1,481
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	4,350
3.95%, 03/30/48 (a)	2,000	1,485
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	4,000	3,245
NOV Inc.
3.60%, 12/01/29 (a)	5,000	4,226
Novant Health Inc.
3.32%, 11/01/61	5,000	3,355
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,000	3,342
3.00%, 11/20/25 (a)	3,000	2,857
Nutrien Ltd.
4.90%, 06/01/43 (a)	4,000	3,481
NVIDIA Corp.
2.85%, 04/01/30 (a)	6,000	5,145
3.50%, 04/01/50 (a)	2,000	1,472
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51	5,000	3,004
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,597
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	1,586
ONEOK Inc.
4.35%, 03/15/29 (a)	4,000	3,571
Oracle Corp.
2.95%, 04/01/30 (a)	7,000	5,649
3.60%, 04/01/50 (a)	4,000	2,503
3.65%, 03/25/41 (a)	5,000	3,394
3.80%, 11/15/37 (a)	3,000	2,185
3.95%, 03/25/51 (a)	5,000	3,319
	Principal Amount	Fair Value
4.00%, 07/15/46 - 11/15/47 (a)	$9,000	$6,070
4.10%, 03/25/61 (a)	5,000	3,165
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	4,632
2.57%, 02/15/30 (a)	3,000	2,454
3.36%, 02/15/50 (a)	3,000	2,026
Owens Corning
4.40%, 01/30/48 (a)	3,000	2,244
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,432
2.50%, 02/01/31 (a)	4,000	2,912
3.00%, 06/15/28	5,000	4,123
3.30%, 08/01/40 (a)	4,000	2,569
3.50%, 08/01/50 (a)	3,000	1,828
4.30%, 03/15/45 (a)	5,000	3,343
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,502
2.90%, 06/15/52	8,000	5,109
6.25%, 10/15/37 (a)	2,000	2,040
Paramount Global
2.90%, 01/15/27 (a)	5,000	4,447
3.70%, 06/01/28 (a)	2,000	1,789
5.25%, 04/01/44 (a)	3,000	2,202
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,645
4.50%, 09/15/29	5,000	4,733
PartnerRe Finance B LLC (4.50% fixed rate until 10/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	4,000	3,412
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	6,000	5,510
3.25%, 06/01/50 (a)	2,000	1,352
PepsiCo Inc.
1.63%, 05/01/30 (a)	3,000	2,404
2.75%, 10/21/51	7,000	4,724
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	7,618
6.70%, 02/16/32	10,000	7,034
7.69%, 01/23/50 (a)	10,000	6,115
Pfizer Inc.
2.70%, 05/28/50 (a)	6,000	4,056
3.45%, 03/15/29 (a)	2,000	1,842
3.60%, 09/15/28 (a)	5,000	4,702
3.90%, 03/15/39 (a)	3,000	2,571
4.40%, 05/15/44 (a)	2,000	1,785
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	3,666
2.10%, 05/01/30 (a)	3,000	2,279
4.13%, 03/04/43 (a)	2,000	1,389
Phillips 66 Co.
2.15%, 12/15/30 (a)	8,000	6,174
3.15%, 12/15/29 (g)	8,000	6,740
3.30%, 03/15/52	5,000	3,282
3.75%, 03/01/28 (g)	3,000	2,726
4.68%, 02/15/45 (g)	4,000	3,311
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	7,860
2.15%, 01/15/31 (a)	5,000	3,854
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,503

27

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Precision Castparts Corp.
4.38%, 06/15/45 (a)	$6,000	$5,098
Prospect Capital Corp.
3.36%, 11/15/26	7,000	5,792
Prudential Financial Inc.
3.94%, 12/07/49 (a)	5,000	3,821
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	7,000	6,571
Public Service Company of Colorado
3.70%, 06/15/28 (a)	5,000	4,670
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	7,897
PVH Corp.
4.63%, 07/10/25 (a)	7,000	6,712
QUALCOMM Inc.
1.30%, 05/20/28 (a)	3,000	2,478
4.30%, 05/20/47 (a)	3,000	2,551
Quanta Services Inc.
2.35%, 01/15/32	5,000	3,684
3.05%, 10/01/41	5,000	3,169
Raytheon Technologies Corp.
1.90%, 09/01/31	7,000	5,349
2.82%, 09/01/51	5,000	3,142
3.95%, 08/16/25 (a)	2,000	1,951
4.15%, 05/15/45 (a)	3,000	2,402
4.45%, 11/16/38 (a)	2,000	1,743
Realty Income Corp.
2.85%, 12/15/32	5,000	4,008
3.00%, 01/15/27 (a)	5,000	4,551
3.25%, 01/15/31 (a)	5,000	4,246
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	6,000	4,541
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	3,869
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	4,000	3,369
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	2,000	1,694
Rogers Communications Inc.
5.00%, 03/15/44 (a)	2,000	1,638
Roper Technologies Inc.
2.95%, 09/15/29 (a)	2,000	1,687
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	2,930
Royalty Pharma PLC
0.75%, 09/02/23	5,000	4,788
1.20%, 09/02/25	5,000	4,424
1.75%, 09/02/27	3,000	2,475
2.15%, 09/02/31	5,000	3,691
2.20%, 09/02/30	3,000	2,293
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	1,846
Ryder System Inc.
2.90%, 12/01/26 (a)	7,000	6,324
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	2,000	1,826
4.50%, 05/15/30 (a)	3,000	2,734
5.00%, 03/15/27 (a)	2,000	1,921
5.88%, 06/30/26 (a)	7,000	6,996
	Principal Amount	Fair Value
Salesforce Inc.
1.95%, 07/15/31	$8,000	$6,308
2.70%, 07/15/41	5,000	3,447
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	4,000	3,616
Sealed Air Corp.
1.57%, 10/15/26 (g)	12,000	10,074
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	3,000	2,578
Sempra Energy
3.80%, 02/01/38 (a)	2,000	1,561
4.00%, 02/01/48 (a)	4,000	2,990
Sempra Energy (4.13% fixed rate until 04/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (c)	7,000	5,571
Shell International Finance BV
3.75%, 09/12/46 (a)	6,000	4,581
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	1,956
3.20%, 09/23/26 (a)	3,000	2,769
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	3,669
Sonoco Products Co.
2.85%, 02/01/32	5,000	3,972
Southern California Edison Co.
4.00%, 04/01/47 (a)	9,000	6,578
4.20%, 03/01/29 (a)	8,000	7,398
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	4,000	2,969
4.40%, 05/30/47 (a)	2,000	1,568
Southwest Airlines Co.
2.63%, 02/10/30 (a)	7,000	5,623
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	5,000	4,532
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,844
4.50%, 03/15/45 (a)	3,000	2,382
Spirit Realty LP
4.00%, 07/15/29 (a)	8,000	6,913
Stanley Black & Decker Inc.
3.00%, 05/15/32	5,000	4,097
Starbucks Corp.
4.00%, 11/15/28 (a)	4,000	3,757
Stryker Corp.
1.95%, 06/15/30 (a)	7,000	5,542
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	2,256
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,823
Take-Two Interactive Software Inc.
3.70%, 04/14/27	15,000	13,933
4.00%, 04/14/32	5,000	4,341
Tampa Electric Co.
2.40%, 03/15/31 (a)	8,000	6,485
3.45%, 03/15/51	5,000	3,505
4.35%, 05/15/44 (a)	6,000	4,939
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	10,000	9,255

28

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Target Corp.
2.50%, 04/15/26 (a)	$3,000	$2,783
Teck Resources Ltd.
5.40%, 02/01/43 (a)	2,000	1,652
Texas Instruments Inc.
3.88%, 03/15/39 (a)	4,000	3,457
The Allstate Corp.
4.20%, 12/15/46 (a)	6,000	4,995
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	9,000	8,292
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	5,000	4,426
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	6,920
The Boeing Co.
2.70%, 02/01/27 (a)	6,000	5,216
2.95%, 02/01/30 (a)	6,000	4,830
3.25%, 03/01/28 (a)	3,000	2,601
3.75%, 02/01/50 (a)	2,000	1,292
5.04%, 05/01/27 (a)	7,000	6,741
5.15%, 05/01/30 (a)	7,000	6,482
5.81%, 05/01/50 (a)	5,000	4,351
The Charles Schwab Corp.
2.45%, 03/03/27	5,000	4,498
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (c)	8,000	5,920
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	6,000	5,586
The Clorox Co.
1.80%, 05/15/30 (a)	6,000	4,630
The Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,930
2.75%, 06/01/60 (a)	3,000	1,872
The Dow Chemical Co.
2.10%, 11/15/30 (a)	7,000	5,378
3.60%, 11/15/50 (a)	3,000	2,043
4.25%, 10/01/34 (a)	3,000	2,529
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	3,000	2,534
The George Washington University
4.13%, 09/15/48	8,000	6,522
The Goldman Sachs Group Inc.
3.85%, 01/26/27 (a)	6,000	5,594
4.25%, 10/21/25 (a)	2,000	1,928
5.15%, 05/22/45 (a)	5,000	4,170
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (c)	5,000	3,777
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (c)	$5,000	$3,214
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (c)	5,000	3,378
The Goldman Sachs Group Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (c)	6,000	4,156
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	3,557
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,586
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	4,000	3,643
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
5.03%, 02/12/67 (a)(c)(g)	6,000	4,921
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	1,710
3.35%, 04/15/50 (a)	3,000	2,153
3.50%, 09/15/56 (a)	5,000	3,550
3.90%, 12/06/28 (a)	4,000	3,798
4.50%, 12/06/48 (a)	2,000	1,750
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	10,000	6,909
The Progressive Corp.
3.00%, 03/15/32	11,000	9,255
The Toronto-Dominion Bank
3.20%, 03/10/32	11,000	9,039
4.46%, 06/08/32	5,000	4,562
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/2026; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	8,000	7,331
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	4,000	2,476
The Walt Disney Co.
2.65%, 01/13/31 (a)	6,000	4,958
3.38%, 11/15/26 (a)	3,000	2,826
3.60%, 01/13/51 (a)	2,000	1,490
4.75%, 11/15/46 (a)	2,000	1,779
6.65%, 11/15/37 (a)	4,000	4,375
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	2,761
4.85%, 03/01/48 (a)	5,000	4,136
4.90%, 01/15/45 (a)	4,000	3,248
5.40%, 03/04/44 (a)	2,000	1,747
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	5,000	3,509

29

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Time Warner Cable LLC
6.55%, 05/01/37 (a)	$3,000	$2,721
T-Mobile USA Inc.
3.50%, 04/15/25	7,000	6,697
3.75%, 04/15/27	6,000	5,546
3.88%, 04/15/30	9,000	7,976
4.50%, 04/15/50	5,000	4,021
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	5,000	4,563
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	6,780
3.80%, 03/21/29 (a)	4,000	3,595
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	7,000	6,490
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	9,000	8,376
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	4,000	3,663
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	9,000	8,112
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	4,000	3,266
Tyco Electronics Group S.A.
3.13%, 08/15/27	3,000	2,753
Tyson Foods Inc.
4.00%, 03/01/26 (a)	5,000	4,795
UDR Inc.
2.10%, 08/01/32 (a)	5,000	3,624
3.00%, 08/15/31 (a)	5,000	4,001
Union Pacific Corp.
3.55%, 05/20/61	4,000	2,781
3.80%, 04/06/71	5,000	3,529
4.10%, 09/15/67 (a)	5,000	3,779
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	8,000	6,454
4.20%, 05/15/32	5,000	4,649
4.45%, 12/15/48 (a)	4,000	3,386
4.75%, 07/15/45 (a)	6,000	5,402
4.75%, 05/15/52	4,000	3,577
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	2,000	1,822
Ventas Realty LP
3.25%, 10/15/26 (a)	7,000	6,428
Verizon Communications Inc.
2.10%, 03/22/28 (a)	8,000	6,751
2.36%, 03/15/32	8,000	6,152
3.00%, 03/22/27 (a)	4,000	3,643
3.40%, 03/22/41 (a)	4,000	2,928
3.55%, 03/22/51 (a)	3,000	2,118
3.70%, 03/22/61 (a)	8,000	5,444
4.40%, 11/01/34 (a)	5,000	4,373
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	5,000	3,971
Visa Inc.
2.70%, 04/15/40 (a)	4,000	2,895
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	6,000	5,715
	Principal Amount	Fair Value
Vodafone Group PLC
4.38%, 05/30/28 (a)	$5,000	$4,712
5.25%, 05/30/48 (a)	2,000	1,647
Vontier Corp.
2.40%, 04/01/28	8,000	6,239
2.95%, 04/01/31	6,000	4,313
Vornado Realty LP
2.15%, 06/01/26	4,000	3,384
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,887
Walmart Inc.
1.80%, 09/22/31	5,000	3,984
2.50%, 09/22/41	5,000	3,487
Waste Connections Inc.
2.20%, 01/15/32	5,000	3,884
2.95%, 01/15/52	5,000	3,246
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	2,000	1,900
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,000	6,440
4.75%, 12/07/46 (a)	2,000	1,600
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	8,000	7,313
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,715
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	7,000	4,813
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (c)	13,000	12,426
Westlake Corp.
2.88%, 08/15/41	3,000	1,899
3.13%, 08/15/51	3,000	1,850
3.38%, 08/15/61	2,000	1,154
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	7,000	6,446
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	5,000	4,257
Weyerhaeuser Co.
4.00%, 03/09/52	5,000	3,667
Willis North America Inc.
3.88%, 09/15/49 (a)	4,000	2,794
Workday Inc.
3.50%, 04/01/27	5,000	4,630
3.70%, 04/01/29	10,000	8,969
WPP Finance 2010
3.75%, 09/19/24 (a)	8,000	7,749
Xcel Energy Inc.
3.40%, 06/01/30 (a)	3,000	2,611
Yamana Gold Inc.
2.63%, 08/15/31	6,000	4,437
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	2,699

30

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.90%, 08/20/28 (a)	$4,000	$3,707
		2,934,573
Non-Agency Collateralized Mortgage Obligations - 6.3%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	158,000	143,470
BANK 2018-BNK15
4.41%, 11/15/61 (a)(c)	66,000	62,857
BPR Trust 2022-OANA 1.90% + 1-month Term SOFR
4.74%, 04/15/37 (c)(g)	24,770	24,600
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	34,000	29,254
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	63,000	54,070
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(c)	31,273	28,792
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(c)	25,000	24,536
GS Mortgage Securities Trust 2015-GS1
4.57%, 11/10/48 (a)(c)	25,000	19,916
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(c)	25,000	22,726
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	105,000	89,351
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	56,000	48,226
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%, 07/15/45 (a)(c)	15,000	14,784
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.81%, 11/15/48 (a)(c)	20,000	15,424
MASTR Alternative Loan Trust 2003-5
5.00%, 10/25/22 (e)	722	90
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%, 03/15/48 (a)(c)(e)	319,987	4,855
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	28,250	24,318
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	25,000	24,628
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(c)	58,000	56,722
		688,619
	Principal Amount	Fair Value
Sovereign Bonds - 0.5%
Government of Mexico
4.75%, 03/08/44 (a)	$20,000	$15,387
Government of Peru
1.86%, 12/01/32 (a)	10,000	7,050
2.78%, 12/01/60 (a)	15,000	8,108
5.63%, 11/18/50 (a)	11,000	10,334
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	12,802
		53,681
Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	15,955
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	7,598
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	21,842
State of California
4.60%, 04/01/38	15,000	14,017
State of Illinois
5.10%, 06/01/33	10,000	9,525
		68,937
Total Bonds and Notes (Cost $11,870,505)		10,375,659

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $23,300) (c)	932	20,924
Total Investments in Securities (Cost $11,893,805)		10,396,583
Short-Term Investments - 13.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (h)(i) (Cost $1,516,189)	1,516,189	1,516,189
Total Investments (Cost $13,409,994)		11,912,772
Liabilities in Excess of Other Assets, net - (8.5)%		(932,444)
NET ASSETS - 100.0%		$10,980,328

31

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$739	5.00%/ Quarterly	12/20/27	$(30,403)	$(30,402)	$(1)

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2022	3	$326,474	$322,524	$(3,950)
2 Yr. U.S. Treasury Notes Futures	December 2022	6	1,253,183	1,232,343	(20,840)
					$(24,790)

The Fund had the following short futures contracts open at September 30, 2022:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	December 2022	2	$(271,294)	$(252,813)	$18,481
10 Yr. U.S. Treasury Notes Futures	December 2022	3	(351,788)	(336,188)	15,600
10 Yr. U.S. Treasury Ultra Futures	December 2022	4	(501,705)	(473,937)	27,768
					$61,849

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
32

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to $266,590 or 2.43% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,763,859	$—	$3,763,859
Agency Mortgage Backed	—	2,733,129	—	2,733,129
Agency Collateralized Mortgage Obligations	—	106,792	—	106,792
Asset Backed	—	26,069	—	26,069
Corporate Notes	—	2,934,573	—	2,934,573
Non-Agency Collateralized Mortgage Obligations	—	688,619	—	688,619
Sovereign Bonds	—	53,681	—	53,681
Municipal Bonds and Notes	—	68,937	—	68,937
Preferred Stock	20,924	—	—	20,924
Short-Term Investments	1,516,189	—	—	1,516,189
Total Investments in Securities	$1,537,113	$10,375,659	$—	$11,912,772
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(1)	—	(1)
Long Futures Contracts - Unrealized Depreciation	(24,790)	—	—	(24,790)
Short Futures Contracts - Unrealized Appreciation	61,849	—	—	61,849
Total Other Financial Instruments	$37,059	$(1)	$—	$37,058

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,652,318	$1,652,318	$4,646,615	$4,782,744	$—	$—	1,516,189	$1,516,189	$6,473
33

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 25.6% †
Common Stock - 25.6%
Advertising - 0.0% *
AdTheorent Holding Co. Inc. (a)	221	$475
Advantage Solutions Inc. (a)(b)	2,685	5,719
Boston Omaha Corp., Class A (a)(b)	663	15,276
Cardlytics Inc. (a)(b)	1,112	10,453
Clear Channel Outdoor Holdings Inc. (a)(b)	12,899	17,672
Integral Ad Science Holding Corp. (a)(b)	1,256	9,093
Loyalty Ventures Inc. (a)(b)	1,168	1,413
Magnite Inc. (a)	4,485	29,466
Omnicom Group Inc.	1,527	96,338
PubMatic Inc., Class A (a)	1,412	23,482
Stagwell Inc. (a)	2,581	17,938
TechTarget Inc. (a)	948	56,122
The Interpublic Group of Companies Inc. (b)	2,842	72,755
Thryv Holdings Inc. (a)	854	19,497
		375,699
Aerospace & Defense - 0.4%
AAR Corp. (a)	1,165	41,730
Aerojet Rocketdyne Holdings Inc. (a)	2,673	106,893
Aerovironment Inc. (a)	804	67,021
AerSale Corp. (a)(b)	506	9,381
Archer Aviation Inc., Class A (a)(b)	4,095	10,688
Astra Space Inc. (a)(b)	4,212	2,574
Astronics Corp. (a)	804	6,319
Axon Enterprise Inc. (a)(b)	500	57,875
BWX Technologies Inc. (b)	600	30,222
Cadre Holdings Inc. (b)	528	12,704
Curtiss-Wright Corp. (b)	300	41,748
Ducommun Inc. (a)(b)	369	14,635
General Dynamics Corp. (b)	1,915	406,306
HEICO Corp. (b)	300	43,194
HEICO Corp., Class A (b)	700	80,234
Hexcel Corp. (b)	800	41,376
Howmet Aerospace Inc. (b)	2,997	92,697
Huntington Ingalls Industries Inc. (b)	300	66,450
Kaman Corp. (b)	955	26,673
Kratos Defense & Security Solutions Inc. (a)(b)	4,270	43,383
L3Harris Technologies Inc. (b)	1,480	307,588
Lockheed Martin Corp. (b)	1,856	716,954
Maxar Technologies Inc. (b)	2,516	47,100
Mercury Systems Inc. (a)(b)	600	24,360
Momentus Inc. (a)(b)	1,430	1,959
Moog Inc., Class A (b)	993	69,858
National Presto Industries Inc. (b)	162	10,538
Northrop Grumman Corp.	1,139	535,695
Park Aerospace Corp.	620	6,845
Parsons Corp. (a)	1,159	45,433
Raytheon Technologies Corp.	11,686	956,616
Redwire Corp. (a)	1,127	2,682
Rocket Lab USA Inc. (a)	7,269	29,585
Spirit AeroSystems Holdings Inc., Class A	1,100	24,112
Terran Orbital Corp. (a)	618	1,094
Textron Inc.	1,571	91,526
The Boeing Co. (a)	4,346	526,214
	Number of Shares	Fair Value
TransDigm Group Inc.	406	$213,077
Triumph Group Inc. (a)	2,182	18,743
V2X Inc. (a)	363	12,850
Virgin Galactic Holdings Inc. (a)	7,876	37,096
Woodward Inc.	600	48,156
		4,930,184
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	40,680
Deere & Co. (b)	2,189	730,885
Hydrofarm Holdings Group Inc. (a)(b)	1,188	2,305
Lindsay Corp. (b)	380	54,446
The Toro Co.	768	66,417
Titan International Inc. (a)	1,735	21,063
		915,796
Agricultural Products - 0.1%
Alico Inc.	186	5,253
AppHarvest Inc. (a)(b)	2,309	4,549
Archer-Daniels-Midland Co.	4,372	351,728
Benson Hill Inc. (a)	5,730	15,700
Bunge Ltd. (b)	1,137	93,882
Darling Ingredients Inc. (a)(b)	1,200	79,380
Fresh Del Monte Produce Inc. (b)	1,043	24,239
Ingredion Inc. (b)	644	51,855
Local Bounti Corp. (a)(b)	1,092	3,101
		629,687
Air Freight & Logistics - 0.1%
Air Transport Services Group Inc. (a)(b)	2,041	49,168
Atlas Air Worldwide Holdings Inc. (a)	942	90,027
CH Robinson Worldwide Inc. (b)	969	93,324
Expeditors International of Washington Inc. (b)	1,401	123,722
FedEx Corp. (b)	1,872	277,936
Forward Air Corp. (b)	904	81,595
GXO Logistics Inc. (a)(b)	773	27,101
Hub Group Inc., Class A (a)(b)	1,130	77,948
Radiant Logistics Inc. (a)	1,167	6,640
United Parcel Service Inc., Class B	5,792	935,640
		1,763,101
Airlines - 0.1%
Alaska Air Group Inc. (a)	821	32,142
Allegiant Travel Co. (a)(b)	536	39,117
American Airlines Group Inc. (a)(b)	5,100	61,404
Blade Air Mobility Inc. (a)	1,766	7,117
Delta Air Lines Inc. (a)(b)	4,857	136,287
Frontier Group Holdings Inc. (a)(b)	1,232	11,950
Hawaiian Holdings Inc. (a)(b)	1,717	22,579
JetBlue Airways Corp. (a)(b)	3,200	21,216
Joby Aviation Inc. (a)	8,636	37,394
SkyWest Inc. (a)	1,710	27,805
Southwest Airlines Co. (a)	4,962	153,028
Spirit Airlines Inc. (a)	3,665	68,975
Sun Country Airlines Holdings Inc. (a)	1,118	15,216
United Airlines Holdings Inc. (a)	2,566	83,472

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Wheels Up Experience Inc. (a)	5,624	$6,468
		724,170
Alternative Carriers - 0.0% *
Anterix Inc. (a)(b)	405	14,467
Bandwidth Inc., Class A (a)(b)	738	8,782
Charge Enterprises Inc. (a)(b)	3,596	6,329
Cogent Communications Holdings Inc. (b)	1,445	75,371
EchoStar Corp., Class A (a)(b)	1,192	19,632
Globalstar Inc. (a)(b)	23,338	37,107
Iridium Communications Inc. (a)(b)	4,304	190,969
Liberty Latin America Ltd., Class A (a)	1,241	7,682
Liberty Latin America Ltd., Class C (a)	5,245	32,257
Lumen Technologies Inc. (b)	7,554	54,993
		447,589
Aluminum - 0.0% *
Alcoa Corp.	1,358	45,710
Arconic Corp. (a)(b)	3,560	60,663
Century Aluminum Co. (a)(b)	1,663	8,781
Kaiser Aluminum Corp. (b)	544	33,374
United Co. RUSAL International PJSC (a)(c)**	55,670	—
		148,528
Apparel Retail - 0.1%
Abercrombie & Fitch Co., Class A (a)	1,691	26,295
American Eagle Outfitters Inc. (b)	5,335	51,910
Boot Barn Holdings Inc. (a)	1,022	59,746
Burlington Stores Inc. (a)(b)	535	59,861
Caleres Inc. (b)	1,245	30,154
Chico's FAS Inc. (a)(b)	4,127	19,975
Citi Trends Inc. (a)(b)	253	3,924
Designer Brands Inc., Class A (b)	1,963	30,053
Destination XL Group Inc. (a)(b)	1,836	9,951
Express Inc. (a)(b)	1,787	1,948
Foot Locker Inc. (b)	2,790	86,853
Genesco Inc. (a)(b)	443	17,419
Guess? Inc. (b)	1,146	16,812
Ross Stores Inc.	2,685	226,265
Shoe Carnival Inc.	623	13,357
The Buckle Inc. (b)	1,029	32,578
The Cato Corp., Class A (b)	553	5,276
The Children's Place Inc. (a)(b)	441	13,622
The Gap Inc. (b)	1,147	9,417
The TJX Companies Inc.	9,253	574,796
Tilly's Inc., Class A	673	4,657
Torrid Holdings Inc. (a)	662	2,761
Urban Outfitters Inc. (a)	2,156	42,365
Victoria's Secret & Co. (a)	739	21,520
Zumiez Inc. (a)	516	11,109
		1,372,624
Apparel, Accessories & Luxury Goods - 0.0% *
Carter's Inc. (b)	400	26,212
Columbia Sportswear Co. (b)	200	13,460
Fossil Group Inc. (a)(b)	1,488	5,089
G-III Apparel Group Ltd. (a)(b)	1,489	22,260
	Number of Shares	Fair Value
Hanesbrands Inc. (b)	3,800	$26,448
Kontoor Brands Inc. (b)	1,875	63,019
Movado Group Inc. (b)	522	14,710
Oxford Industries Inc.	534	47,942
PLBY Group Inc. (a)	1,294	5,215
PVH Corp.	400	17,920
Ralph Lauren Corp.	500	42,465
Superior Group of Companies Inc.	483	4,289
Tapestry Inc.	1,874	53,278
Under Armour Inc., Class A (a)	2,700	17,955
Under Armour Inc., Class C (a)	1,400	8,344
VF Corp.	2,600	77,766
		446,372
Application Software - 0.8%
8x8 Inc. (a)(b)	3,692	12,737
ACI Worldwide Inc. (a)	3,854	80,549
Adobe Inc. (a)(b)	3,696	1,017,139
Agilysys Inc. (a)(b)	669	37,029
Alarm.com Holdings Inc. (a)	1,621	105,138
Alkami Technology Inc. (a)(b)	1,197	18,015
Altair Engineering Inc., Class A (a)	1,749	77,341
Alteryx Inc., Class A (a)(b)	400	22,336
American Software Inc., Class A	1,050	16,086
Amplitude Inc., Class A (a)(b)	1,907	29,501
ANSYS Inc. (a)(b)	671	148,761
Appfolio Inc., Class A (a)(b)	659	69,010
AppLovin Corp., Class A (a)(b)	1,600	31,184
Asana Inc., Class A (a)(b)	2,538	56,420
Aspen Technology Inc. (a)	220	52,404
Autodesk Inc. (a)	1,674	312,703
Avalara Inc. (a)(b)	723	66,371
Avaya Holdings Corp. (a)(b)	3,470	5,517
AvePoint Inc. (a)	4,342	17,411
Benefitfocus Inc. (a)(b)	758	4,813
Bentley Systems Inc., Class B (b)	1,500	45,885
Bill.com Holdings Inc. (a)	792	104,837
Black Knight Inc. (a)(b)	1,124	72,757
Blackbaud Inc. (a)(b)	1,561	68,778
Blackline Inc. (a)(b)	1,862	111,534
Blend Labs Inc., Class A (a)(b)	6,194	13,689
Box Inc., Class A (a)(b)	4,720	115,121
BTRS Holdings Inc., Class A (a)(b)	3,366	31,169
C3.ai Inc., Class A (a)(b)	2,368	29,600
Cadence Design Systems Inc. (a)(b)	2,151	351,538
CCC Intelligent Solutions Holdings Inc. (a)(b)	2,000	18,200
Cerence Inc. (a)(b)	1,344	21,168
Ceridian HCM Holding Inc. (a)(b)	1,205	67,335
ChannelAdvisor Corp. (a)(b)	956	21,663
Cipher Mining Inc. (a)(b)	887	1,118
Citrix Systems Inc. (b)	1,072	111,488
Cleanspark Inc. (a)(b)	1,691	5,377
Clear Secure Inc., Class A (a)(b)	2,142	48,966
Confluent Inc., Class A (a)(b)	1,200	28,524
Consensus Cloud Solutions Inc. (a)(b)	543	25,684
Couchbase Inc. (a)(b)	881	12,572
Coupa Software Inc. (a)(b)	459	26,989

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
CS Disco Inc. (a)(b)	746	$7,460
Cvent Holding Corp. (a)(b)	1,528	8,022
Datadog Inc., Class A (a)(b)	2,096	186,083
Digimarc Corp. (a)(b)	563	7,629
Digital Turbine Inc. (a)(b)	3,179	45,809
DocuSign Inc. (a)(b)	1,489	79,617
Domo Inc., Class B (a)(b)	1,039	18,692
DoubleVerify Holdings Inc. (a)(b)	600	16,410
Dropbox Inc., Class A (a)(b)	2,300	47,656
Duck Creek Technologies Inc. (a)(b)	2,652	31,426
Dynatrace Inc. (a)(b)	1,600	55,696
E2open Parent Holdings Inc. (a)(b)	6,874	41,725
Ebix Inc. (b)	879	16,675
eGain Corp. (a)(b)	737	5,417
Elastic N.V. (a)	600	43,044
Enfusion Inc., Class A (a)(b)	804	9,921
EngageSmart Inc. (a)(b)	1,176	24,331
Envestnet Inc. (a)(b)	1,851	82,184
Everbridge Inc. (a)(b)	1,358	41,935
EverCommerce Inc. (a)(b)	764	8,351
Fair Isaac Corp. (a)(b)	190	78,282
Five9 Inc. (a)(b)	600	44,988
ForgeRock Inc., Class A (a)(b)	940	13,658
Greenidge Generation Holdings Inc. (a)	162	324
Guidewire Software Inc. (a)(b)	600	36,948
HubSpot Inc. (a)(b)	358	96,703
Informatica Inc., Class A (a)(b)	400	8,028
Instructure Holdings Inc. (a)(b)	571	12,722
Intapp Inc. (a)(b)	577	10,773
InterDigital Inc. (b)	1,002	40,501
Intuit Inc. (b)	2,154	834,287
Jamf Holding Corp. (a)	800	17,728
Latch Inc. (a)(b)	4,097	3,907
LivePerson Inc. (a)(b)	2,409	22,693
LiveRamp Holdings Inc. (a)(b)	2,321	42,149
LiveVox Holdings Inc. (a)	397	1,171
Manhattan Associates Inc. (a)(b)	431	57,336
Marathon Digital Holdings Inc. (a)(b)	3,435	36,789
Matterport Inc. (a)(b)	7,462	28,281
MeridianLink Inc. (a)(b)	760	12,373
MicroStrategy Inc., Class A (a)(b)	317	67,286
Mitek Systems Inc. (a)(b)	1,393	12,760
Model N Inc. (a)(b)	1,232	42,171
Momentive Global Inc. (a)(b)	4,550	26,435
nCino Inc. (a)	700	23,877
NCR Corp. (a)(b)	800	15,208
New Relic Inc. (a)(b)	500	28,690
NextNav Inc. (a)(b)	1,377	3,704
Nutanix Inc., Class A (a)	1,700	35,411
Olo Inc., Class A (a)	3,076	24,300
ON24 Inc. (a)	1,376	12,109
PagerDuty Inc. (a)	2,952	68,103
Palantir Technologies Inc., Class A (a)	13,629	110,804
Paycom Software Inc. (a)	435	143,546
Paycor HCM Inc. (a)	200	5,912
Paylocity Holding Corp. (a)	300	72,474
Pegasystems Inc.	400	12,856
Procore Technologies Inc. (a)	700	34,636
PROS Holdings Inc. (a)	1,406	34,728
	Number of Shares	Fair Value
PTC Inc. (a)	848	$88,701
Q2 Holdings Inc. (a)	1,877	60,439
Rimini Street Inc. (a)	1,572	7,326
RingCentral Inc., Class A (a)	500	19,980
Riot Blockchain Inc. (a)	3,938	27,605
Roper Technologies Inc.	814	292,747
Salesforce Inc. (a)	7,621	1,096,205
ShotSpotter Inc. (a)	286	8,225
Smartsheet Inc., Class A (a)	900	30,924
Splunk Inc. (a)	1,210	90,992
Sprout Social Inc., Class A (a)	1,546	93,811
SPS Commerce Inc. (a)	1,224	152,058
Sumo Logic Inc. (a)	3,828	28,710
Synopsys Inc. (a)	1,184	361,724
The Trade Desk Inc., Class A (a)	3,411	203,807
Tyler Technologies Inc. (a)	304	105,640
Unity Software Inc. (a)	1,498	47,726
Upland Software Inc. (a)	1,029	8,366
UserTesting Inc. (a)	1,421	5,570
Verint Systems Inc. (a)	2,141	71,895
Veritone Inc. (a)	1,275	7,178
Viant Technology Inc., Class A (a)	600	2,526
WM Technology Inc. (a)	2,193	3,531
Workday Inc., Class A (a)	1,510	229,852
Workiva Inc. (a)	1,606	124,947
Yext Inc. (a)	4,044	18,036
Zendesk Inc. (a)	806	61,337
Zeta Global Holdings Corp., Class A (a)	3,688	24,378
Zoom Video Communications Inc., Class A (a)	1,974	145,267
		9,886,694
Asset Management & Custody Banks - 0.3%
Affiliated Managers Group Inc.	400	44,740
Ameriprise Financial Inc. (b)	867	218,441
Ares Management Corp., Class A (b)	1,222	75,703
Artisan Partners Asset Management Inc., Class A (b)	2,084	56,122
AssetMark Financial Holdings Inc. (a)	690	12,620
Associated Capital Group Inc., Class A	100	3,676
BlackRock Inc. (b)	1,168	642,727
Blackstone Inc. (b)	5,512	461,354
Blucora Inc. (a)	1,606	31,060
Blue Owl Capital Inc. (b)	3,800	35,074
Brightsphere Investment Group Inc. (b)	1,086	16,192
Cohen & Steers Inc. (b)	878	54,989
Diamond Hill Investment Group Inc. (b)	101	16,665
Federated Hermes Inc. (b)	2,882	95,452
Focus Financial Partners Inc., Class A (a)(b)	2,010	63,335
Franklin Resources Inc. (b)	2,400	51,648
GAMCO Investors Inc., Class A (b)	120	2,046
GCM Grosvenor Inc., Class A (b)	1,381	10,896
Hamilton Lane Inc., Class A (b)	1,186	70,697
Invesco Ltd. (b)	3,500	47,950
KKR & Company Inc. (b)	4,305	185,115

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Manning & Napier Inc. (b)	470	$5,767
Northern Trust Corp.	1,532	131,078
Pzena Investment Management Inc., Class A	476	4,513
Sculptor Capital Management Inc.	798	7,054
SEI Investments Co.	1,000	49,050
Silvercrest Asset Management Group Inc., Class A	289	4,725
State Street Corp. (d)	2,961	180,058
StepStone Group Inc., Class A	1,816	44,510
T Rowe Price Group Inc.	1,757	184,503
The Bank of New York Mellon Corp.	5,906	227,499
The Carlyle Group Inc. (b)	1,951	50,414
Victory Capital Holdings Inc., Class A	544	12,681
Virtus Investment Partners Inc.	245	39,082
WisdomTree Investments Inc.	4,611	21,580
		3,159,016
Auto Parts & Equipment - 0.1%
American Axle & Manufacturing Holdings Inc. (a)	3,849	26,289
BorgWarner Inc.	2,286	71,780
Dana Inc. (b)	4,466	51,046
Dorman Products Inc. (a)(b)	886	72,758
Fox Factory Holding Corp. (a)(b)	1,432	113,243
Gentex Corp. (b)	1,658	39,527
Gentherm Inc. (a)(b)	1,148	57,090
Holley Inc. (a)(b)	1,728	6,998
LCI Industries (b)	837	84,922
Lear Corp. (b)	400	47,876
Luminar Technologies Inc. (a)(b)	8,227	59,934
Modine Manufacturing Co. (a)(b)	1,669	21,597
Motorcar Parts of America Inc. (a)(b)	595	9,056
Patrick Industries Inc.	755	33,099
QuantumScape Corp. (a)	1,300	10,933
Solid Power Inc. (a)	4,423	23,265
Standard Motor Products Inc.	703	22,848
Stoneridge Inc. (a)	849	14,391
Tenneco Inc., Class A (a)	2,850	49,561
Visteon Corp. (a)	937	99,378
XPEL Inc. (a)	739	47,621
		963,212
Automobile Manufacturers - 0.5%
Canoo Inc. (a)(b)	3,693	6,925
Cenntro Electric Group Ltd. (a)	6,503	6,698
Faraday Future Intelligent Electric Inc. (a)(b)	3,333	2,121
Fisker Inc. (a)(b)	5,606	42,325
Ford Motor Co. (b)	31,191	349,339
General Motors Co. (b)	11,427	366,693
Lordstown Motors Corp., Class A (a)(b)	5,128	9,384
Lucid Group Inc. (a)(b)	3,800	53,086
Rivian Automotive Inc., Class A (a)	3,900	128,349
Tesla Inc. (a)	20,077	5,325,424
Thor Industries Inc.	334	23,373
Winnebago Industries Inc.	1,048	55,764
	Number of Shares	Fair Value
Workhorse Group Inc. (a)	4,845	$13,905
		6,383,386
Automotive Retail - 0.1%
Advance Auto Parts Inc. (b)	498	77,857
America's Car-Mart Inc. (a)(b)	200	12,204
Arko Corp.	2,883	27,071
Asbury Automotive Group Inc. (a)	747	112,872
AutoNation Inc. (a)(b)	382	38,914
AutoZone Inc. (a)	156	334,141
Camping World Holdings Inc., Class A (b)	1,312	33,220
CarMax Inc. (a)(b)	1,200	79,224
Carvana Co. (a)(b)	1,013	20,564
EVgo Inc. (a)(b)	2,251	17,806
Group 1 Automotive Inc. (b)	516	73,721
Lithia Motors Inc., Class A (b)	200	42,910
Monro Inc. (b)	1,079	46,893
Murphy USA Inc. (b)	730	200,684
OneWater Marine Inc., Class A (a)	354	10,659
O'Reilly Automotive Inc. (a)	505	355,192
Penske Automotive Group Inc.	270	26,576
Sonic Automotive Inc., Class A	683	29,574
TravelCenters of America Inc. (a)	412	22,219
Volta Inc. (a)	3,818	4,620
		1,566,921
Biotechnology - 1.0%
2seventy bio Inc. (a)(b)	1,247	18,144
4D Molecular Therapeutics Inc. (a)(b)	941	7,566
Aadi Bioscience Inc. (a)(b)	431	6,090
AbbVie Inc. (b)	13,972	1,875,182
ACADIA Pharmaceuticals Inc. (a)	4,162	68,090
Adicet Bio Inc. (a)	943	13,409
ADMA Biologics Inc. (a)	6,152	14,949
Aduro Biotech Inc. (a)(b)	4,580	595
Aerovate Therapeutics Inc. (a)	277	4,593
Agenus Inc. (a)(b)	9,150	18,757
Agios Pharmaceuticals Inc. (a)(b)	1,878	53,110
Akero Therapeutics Inc. (a)(b)	990	33,709
Albireo Pharma Inc. (a)(b)	568	10,996
Alector Inc. (a)	2,102	19,885
Allogene Therapeutics Inc. (a)	2,720	29,376
Allovir Inc. (a)	1,229	9,697
Alnylam Pharmaceuticals Inc. (a)(b)	981	196,357
Alpine Immune Sciences Inc. (a)(b)	639	4,601
ALX Oncology Holdings Inc. (a)	654	6,259
Amgen Inc.	4,229	953,217
Amicus Therapeutics Inc. (a)(b)	9,290	96,988
AnaptysBio Inc. (a)	668	17,041
Anavex Life Sciences Corp. (a)	2,325	23,994
Anika Therapeutics Inc. (a)	458	10,900
Apellis Pharmaceuticals Inc. (a)(b)	3,070	209,681
Arcellx Inc. (a)(b)	998	18,732
Arcturus Therapeutics Holdings Inc. (a)(b)	765	11,337
Arcus Biosciences Inc. (a)(b)	1,770	46,303

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Arcutis Biotherapeutics Inc. (a)(b)	1,196	$22,856
Arrowhead Pharmaceuticals Inc. (a)(b)	3,475	114,849
Atara Biotherapeutics Inc. (a)	3,107	11,744
Aura Biosciences Inc. (a)(b)	569	10,310
Avid Bioservices Inc. (a)(b)	2,095	40,056
Avidity Biosciences Inc. (a)(b)	1,664	27,173
Beam Therapeutics Inc. (a)(b)	2,143	102,093
BioCryst Pharmaceuticals Inc. (a)(b)	6,229	78,485
Biogen Inc. (a)(b)	1,192	318,264
Biohaven Pharmaceutical Holding Company Ltd. (a)	2,107	318,515
BioMarin Pharmaceutical Inc. (a)(b)	1,389	117,746
Bioxcel Therapeutics Inc. (a)(b)	756	8,936
Bluebird Bio Inc. (a)(b)	2,343	14,831
Blueprint Medicines Corp. (a)(b)	2,016	132,834
Bridgebio Pharma Inc. (a)(b)	3,577	35,555
C4 Therapeutics Inc. (a)(b)	1,389	12,182
CareDx Inc. (a)(b)	1,751	29,802
Caribou Biosciences Inc. (a)(b)	1,730	18,251
Catalyst Pharmaceuticals Inc. (a)(b)	3,248	41,672
Celldex Therapeutics Inc. (a)(b)	1,574	44,245
Celularity Inc. (a)(b)	250	578
Century Therapeutics Inc. (a)(b)	612	6,053
Cerevel Therapeutics Holdings Inc. (a)(b)	1,875	52,987
ChemoCentryx Inc. (a)(b)	2,179	112,567
Chimerix Inc. (a)(b)	2,491	4,808
Chinook Therapeutics Inc. (a)(b)	1,486	29,215
Cogent Biosciences Inc. (a)	2,161	32,242
Coherus Biosciences Inc. (a)	2,483	23,862
Crinetics Pharmaceuticals Inc. (a)(b)	1,804	35,431
CTI BioPharma Corp. (a)(b)	3,123	18,176
Cullinan Oncology Inc. (a)(b)	985	12,628
Cytokinetics Inc. (a)(b)	2,770	134,206
Day One Biopharmaceuticals Inc. (a)(b)	774	15,503
Deciphera Pharmaceuticals Inc. (a)(b)	1,514	28,009
Denali Therapeutics Inc. (a)(b)	3,320	101,891
Design Therapeutics Inc. (a)(b)	1,140	19,061
Dynavax Technologies Corp. (a)(b)	4,090	42,700
Dyne Therapeutics Inc. (a)(b)	996	12,649
Eagle Pharmaceuticals Inc. (a)(b)	345	9,115
Editas Medicine Inc. (a)(b)	2,362	28,911
Eiger BioPharmaceuticals Inc. (a)(b)	1,294	9,744
Emergent BioSolutions Inc. (a)(b)	1,739	36,502
Enanta Pharmaceuticals Inc. (a)(b)	670	34,753
Enochian Biosciences Inc. (a)(b)	1,151	2,083
EQRx Inc. (a)(b)	6,785	33,586
Erasca Inc. (a)(b)	2,144	16,723
Exact Sciences Corp. (a)(b)	1,500	48,735
Exelixis Inc. (a)(b)	2,400	37,632
	Number of Shares	Fair Value
Fate Therapeutics Inc. (a)(b)	2,796	$62,658
FibroGen Inc. (a)(b)	2,995	38,965
Foghorn Therapeutics Inc. (a)(b)	650	5,577
Forma Therapeutics Holdings Inc. (a)(b)	1,151	22,962
Generation Bio Co. (a)	1,644	8,730
Geron Corp. (a)(b)	12,133	28,391
Gilead Sciences Inc. (b)	9,955	614,124
Global Blood Therapeutics Inc. (a)(b)	2,102	143,146
Gossamer Bio Inc. (a)(b)	2,096	25,110
GreenLight Biosciences Holdings PBC (a)	232	538
Halozyme Therapeutics Inc. (a)(b)	4,586	181,330
Heron Therapeutics Inc. (a)(b)	3,352	14,145
HilleVax Inc. (a)(b)	375	6,409
Horizon Therapeutics PLC (a)(b)	1,709	105,770
Humacyte Inc. (a)(b)	409	1,333
Icosavax Inc. (a)(b)	949	2,999
Ideaya Biosciences Inc. (a)(b)	1,191	17,770
IGM Biosciences Inc. (a)	298	6,777
Imago Biosciences Inc. (a)(b)	846	12,732
ImmunityBio Inc. (a)(b)	2,688	13,359
ImmunoGen Inc. (a)(b)	7,364	35,200
Immunovant Inc. (a)(b)	1,706	9,519
Incyte Corp. (a)(b)	1,546	103,025
Inhibrx Inc. (a)(b)	972	17,447
Inovio Pharmaceuticals Inc. (a)(b)	7,287	12,570
Insmed Inc. (a)(b)	4,016	86,505
Instil Bio Inc. (a)(b)	2,220	10,745
Intellia Therapeutics Inc. (a)(b)	2,546	142,474
Intercept Pharmaceuticals Inc. (a)(b)	802	11,188
Invivyd Inc. (a)(b)	1,522	4,764
Ionis Pharmaceuticals Inc. (a)(b)	1,000	44,230
Iovance Biotherapeutics Inc. (a)	5,214	49,950
Ironwood Pharmaceuticals Inc. (a)(b)	4,722	48,920
iTeos Therapeutics Inc. (a)(b)	790	15,049
IVERIC bio Inc. (a)(b)	4,023	72,173
Janux Therapeutics Inc. (a)(b)	544	7,366
Jounce Therapeutics Inc. (a)(b)	1,241	2,904
KalVista Pharmaceuticals Inc. (a)(b)	772	11,202
Karuna Therapeutics Inc. (a)	996	224,030
Karyopharm Therapeutics Inc. (a)(b)	2,418	13,202
Keros Therapeutics Inc. (a)(b)	559	21,030
Kezar Life Sciences Inc. (a)(b)	1,549	13,337
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,014	13,020
Kinnate Biopharma Inc. (a)(b)	962	11,496
Kodiak Sciences Inc. (a)(b)	1,076	8,328
Kronos Bio Inc. (a)(b)	1,217	4,077
Krystal Biotech Inc. (a)(b)	723	50,393
Kura Oncology Inc. (a)(b)	2,176	29,724
Kymera Therapeutics Inc. (a)(b)	1,291	28,105
Legend Biotech Corp. ADR (a)	500	20,400
Lexicon Pharmaceuticals Inc. (a)(b)	2,184	5,242

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ligand Pharmaceuticals Inc. (a)(b)	521	$44,863
Lyell Immunopharma Inc. (a)(b)	5,925	43,430
MacroGenics Inc. (a)(b)	1,842	6,373
Madrigal Pharmaceuticals Inc. (a)(b)	434	28,206
MannKind Corp. (a)(b)	8,524	26,339
MeiraGTx Holdings PLC (a)	960	8,074
Mersana Therapeutics Inc. (a)(b)	2,915	19,705
MiMedx Group Inc. (a)(b)	3,609	10,358
Mirati Therapeutics Inc. (a)(b)	300	20,952
Mirum Pharmaceuticals Inc. (a)(b)	523	10,988
Moderna Inc. (a)(b)	2,708	320,221
Monte Rosa Therapeutics Inc. (a)(b)	929	7,590
Morphic Holding Inc. (a)(b)	869	24,593
Myriad Genetics Inc. (a)(b)	2,745	52,375
Natera Inc. (a)(b)	500	21,910
Neurocrine Biosciences Inc. (a)(b)	700	74,347
Nkarta Inc. (a)	1,076	14,160
Novavax Inc. (a)	800	14,560
Nurix Therapeutics Inc. (a)	1,506	19,623
Nuvalent Inc., Class A (a)	522	10,148
Ocugen Inc. (a)	7,212	12,837
Organogenesis Holdings Inc. (a)	2,288	7,413
Outlook Therapeutics Inc. (a)	3,310	4,038
Pardes Biosciences Inc. (a)	688	1,273
PepGen Inc. (a)	208	1,889
PMV Pharmaceuticals Inc. (a)	1,238	14,732
Point Biopharma Global Inc. (a)	2,494	19,279
Praxis Precision Medicines Inc. (a)	1,064	2,415
Precigen Inc. (a)	4,200	8,904
Prometheus Biosciences Inc. (a)	997	58,833
Protagonist Therapeutics Inc. (a)	1,523	12,839
PTC Therapeutics Inc. (a)	2,368	118,874
Rallybio Corp. (a)	472	6,830
RAPT Therapeutics Inc. (a)	870	20,932
Recursion Pharmaceuticals Inc., Class A (a)	4,639	49,359
Regeneron Pharmaceuticals Inc. (a)	801	551,785
REGENXBIO Inc. (a)	1,378	36,421
Relay Therapeutics Inc. (a)	2,639	59,034
Replimune Group Inc. (a)	1,017	17,564
REVOLUTION Medicines Inc. (a)	2,172	42,832
Rigel Pharmaceuticals Inc. (a)	6,097	7,194
Rocket Pharmaceuticals Inc. (a)	1,480	23,621
Sage Therapeutics Inc. (a)	1,802	70,566
Sana Biotechnology Inc. (a)	3,017	18,102
Sangamo Therapeutics Inc. (a)	4,013	19,664
Sarepta Therapeutics Inc. (a)	600	66,324
Seagen Inc. (a)	1,100	150,513
Seres Therapeutics Inc. (a)	2,213	14,207
Sorrento Therapeutics Inc. (a)	12,998	20,407
SpringWorks Therapeutics Inc. (a)	1,187	33,865
Stoke Therapeutics Inc. (a)	721	9,258
	Number of Shares	Fair Value
Sutro Biopharma Inc. (a)	1,770	$9,824
Syndax Pharmaceuticals Inc. (a)	1,770	42,533
Talaris Therapeutics Inc. (a)	1,022	2,688
Tango Therapeutics Inc. (a)	1,381	4,999
Tenaya Therapeutics Inc. (a)	791	2,294
TG Therapeutics Inc. (a)	4,512	26,711
Travere Therapeutics Inc. (a)	2,100	51,744
Twist Bioscience Corp. (a)	1,890	66,604
Tyra Biosciences Inc. (a)	583	5,125
Ultragenyx Pharmaceutical Inc. (a)	700	28,987
United Therapeutics Corp. (a)	311	65,117
Vanda Pharmaceuticals Inc. (a)	1,873	18,505
Vaxart Inc. (a)	4,149	9,045
Vaxcyte Inc. (a)	1,812	43,488
VBI Vaccines Inc. (a)	5,711	4,031
Vera Therapeutics Inc. (a)	426	9,078
Veracyte Inc. (a)	2,478	41,135
Vericel Corp. (a)	1,623	37,654
Vertex Pharmaceuticals Inc. (a)	1,981	573,579
Verve Therapeutics Inc. (a)	1,536	52,762
Vir Biotechnology Inc. (a)	2,514	48,470
Viridian Therapeutics Inc. (a)	912	18,705
VistaGen Therapeutics Inc. (a)	6,880	1,046
Xencor Inc. (a)	1,985	51,570
Y-mAbs Therapeutics Inc. (a)	1,239	17,866
Zentalis Pharmaceuticals Inc. (a)	1,316	28,505
		12,183,431
Brewers - 0.0% *
Molson Coors Beverage Co., Class B (b)	1,300	62,387
The Boston Beer Company Inc., Class A (a)(b)	114	36,896
		99,283
Broadcasting - 0.0% *
AMC Networks Inc., Class A (a)(b)	1,032	20,950
Audacy Inc. (a)(b)	5,877	2,269
Cumulus Media Inc., Class A (a)(b)	526	3,698
Entravision Communications Corp., Class A (b)	1,898	7,535
Fox Corp., Class A	2,800	85,904
Fox Corp., Class B (b)	800	22,800
Gray Television Inc. (b)	2,771	39,681
iHeartMedia Inc., Class A (a)(b)	4,106	30,097
Nexstar Media Group Inc., Class A (b)	324	54,059
Paramount Global, Class B	4,204	80,044
Sinclair Broadcast Group Inc., Class A	1,421	25,706
TEGNA Inc.	7,522	155,555
The EW Scripps., Class A (a)(b)	1,984	22,360
Urban One Inc. (a)	835	3,690
		554,348
Building Products - 0.2%
A O Smith Corp. (b)	1,106	53,730
AAON Inc.	1,475	79,473

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Advanced Drainage Systems Inc. (b)	500	$62,185
American Woodmark Corp. (a)	561	24,605
Apogee Enterprises Inc.	757	28,933
Armstrong World Industries Inc. (b)	300	23,769
Builders FirstSource Inc. (a)(b)	1,300	76,596
Carlisle Companies Inc. (b)	380	106,556
Carrier Global Corp. (b)	6,892	245,080
CSW Industrials Inc. (b)	494	59,181
Fortune Brands Home & Security Inc. (b)	935	50,200
Gibraltar Industries Inc. (a)(b)	1,072	43,877
Griffon Corp. (b)	1,583	46,730
Insteel Industries Inc. (b)	633	16,794
Janus International Group Inc. (a)(b)	2,775	24,753
JELD-WEN Holding Inc. (a)(b)	2,969	25,979
Johnson Controls International PLC (b)	5,395	265,542
Lennox International Inc. (b)	300	66,801
Masco Corp. (b)	1,700	79,373
Masonite International Corp. (a)(b)	780	55,606
Owens Corning	699	54,948
PGT Innovations Inc. (a)	2,021	42,360
Quanex Building Products Corp.	1,125	20,430
Resideo Technologies Inc. (a)	4,871	92,841
Simpson Manufacturing Company Inc.	1,463	114,699
The AZEK Company Inc. (a)(b)	1,400	23,268
Trex Company Inc. (a)	996	43,764
UFP Industries Inc.	2,019	145,691
View Inc. (a)	3,430	4,596
Zurn Water Solutions Corp.	4,186	102,557
		2,080,917
Cable & Satellite - 0.1%
Altice USA Inc., Class A (a)(b)	700	4,081
Cable One Inc. (b)	43	36,681
Charter Communications Inc., Class A (a)(b)	891	270,285
Comcast Corp., Class A (b)	35,089	1,029,160
DISH Network Corp., Class A (a)(b)	1,700	23,511
Liberty Broadband Corp., Class A (a)(b)	300	22,380
Liberty Broadband Corp., Class C (a)(b)	1,100	81,180
Liberty Media Corp-Liberty SiriusXM, Class A (a)	500	19,035
Liberty Media Corp-Liberty SiriusXM, Class C (a)	1,297	48,910
Sirius XM Holdings Inc.	6,300	35,973
WideOpenWest Inc. (a)	1,834	22,503
		1,593,699
Casinos & Gaming - 0.1%
Accel Entertainment Inc. (a)(b)	1,984	15,495
Bally's Corp. (a)(b)	1,227	24,246
Boyd Gaming Corp. (b)	600	28,590
Caesars Entertainment Inc. (a)(b)	1,559	50,293
Century Casinos Inc. (a)(b)	963	6,317
Churchill Downs Inc. (b)	300	55,245
DraftKings Inc., Class A (a)	2,700	40,878
Everi Holdings Inc. (a)(b)	3,032	49,179
	Number of Shares	Fair Value
Full House Resorts Inc. (a)(b)	993	$5,581
Golden Entertainment Inc. (a)(b)	695	24,249
Inspired Entertainment Inc. (a)(b)	674	5,951
International Game Technology PLC	3,446	54,447
Las Vegas Sands Corp. (a)(b)	2,459	92,262
Light & Wonder Inc., Class A (a)(b)	3,188	136,701
MGM Resorts International (b)	2,600	77,272
Monarch Casino & Resort Inc. (a)(b)	452	25,375
Penn Entertainment Inc. (a)	1,100	30,261
Red Rock Resorts Inc., Class A	1,712	58,653
Rush Street Interactive Inc. (a)	1,976	7,272
Wynn Resorts Ltd. (a)	870	54,836
		843,103
Coal & Consumable Fuels - 0.0% *
Arch Resources Inc. (b)	528	62,621
Centrus Energy Corp., Class A (a)(b)	344	14,097
CONSOL Energy Inc. (b)	1,187	76,348
Energy Fuels Inc. (a)(b)	5,313	32,515
Enviva Inc. (b)	300	18,018
NACCO Industries Inc., Class A (b)	117	5,502
Peabody Energy Corp. (a)	3,951	98,064
Ur-Energy Inc. (a)	6,373	6,947
		314,112
Commercial Printing - 0.0% *
Brady Corp., Class A (b)	1,540	64,264
Deluxe Corp. (b)	1,478	24,609
Ennis Inc. (b)	850	17,110
Quad/Graphics Inc. (a)	943	2,414
		108,397
Commodity Chemicals - 0.1%
AdvanSix Inc. (b)	930	29,853
Cabot Corp. (b)	1,876	119,858
Dow Inc. (b)	5,586	245,393
Hawkins Inc. (b)	656	25,577
Koppers Holdings Inc. (b)	683	14,193
Kronos Worldwide Inc. (b)	783	7,313
LyondellBasell Industries N.V., Class A (b)	2,134	160,648
Mativ Holdings Inc. (b)	1,867	41,223
Olin Corp.	1,090	46,739
Origin Materials Inc. (a)	3,574	18,442
PureCycle Technologies Inc. (a)	3,602	29,068
Tredegar Corp.	871	8,222
Trinseo PLC	1,247	22,845
Valvoline Inc.	1,500	38,010
Westlake Corp.	300	26,064
		833,448
Communications Equipment - 0.2%
Adtran Holdings Inc.	2,425	47,481
Arista Networks Inc. (a)	1,953	220,474
Aviat Networks Inc. (a)(b)	355	9,720
Calix Inc. (a)(b)	1,912	116,900
Cambium Networks Corp. (a)	346	5,854
Casa Systems Inc. (a)(b)	1,006	3,149

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ciena Corp. (a)(b)	1,379	$55,753
Cisco Systems Inc. (b)	32,956	1,318,240
Clearfield Inc. (a)(b)	394	41,228
CommScope Holding Company Inc. (a)(b)	6,872	63,291
Comtech Telecommunications Corp. (b)	805	8,058
Digi International Inc. (a)(b)	1,163	40,205
DZS Inc. (a)	527	5,955
Extreme Networks Inc. (a)(b)	4,393	57,417
F5 Inc. (a)(b)	400	57,892
Harmonic Inc. (a)(b)	3,137	41,001
Infinera Corp. (a)(b)	6,490	31,412
Inseego Corp. (a)(b)	2,591	5,363
Juniper Networks Inc. (b)	2,355	61,513
Lumentum Holdings Inc. (a)(b)	500	34,285
Motorola Solutions Inc. (b)	1,329	297,656
NETGEAR Inc. (a)(b)	949	19,018
NetScout Systems Inc. (a)(b)	2,307	72,255
Ondas Holdings Inc. (a)	995	3,682
Ribbon Communications Inc. (a)	2,211	4,908
ViaSat Inc. (a)	400	12,092
Viavi Solutions Inc. (a)	7,668	100,067
		2,734,869
Computer & Electronics Retail - 0.0% *
Best Buy Company Inc.	1,538	97,417
Conn's Inc. (a)(b)	364	2,577
GameStop Corp., Class A (a)(b)	2,000	50,260
Rent-A-Center Inc.	1,821	31,886
		182,140
Construction & Engineering - 0.1%
AECOM (b)	1,000	68,370
Ameresco Inc., Class A (a)(b)	1,096	72,862
API Group Corp. (a)(b)	6,972	92,518
Arcosa Inc.	1,630	93,203
Argan Inc. (b)	468	15,056
Comfort Systems USA Inc. (b)	1,195	116,309
Concrete Pumping Holdings Inc. (a)(b)	770	4,967
Construction Partners Inc., Class A (a)	1,357	35,594
Dycom Industries Inc. (a)(b)	972	92,855
EMCOR Group Inc. (b)	1,651	190,658
Fluor Corp. (a)(b)	4,796	119,372
Granite Construction Inc. (b)	1,567	39,786
Great Lakes Dredge & Dock Corp. (a)(b)	2,223	16,850
IES Holdings Inc. (a)(b)	282	7,789
Infrastructure and Energy Alternatives Inc. (a)(b)	971	13,147
MasTec Inc. (a)(b)	400	25,400
MDU Resources Group Inc. (b)	1,600	43,760
MYR Group Inc. (a)(b)	577	48,889
Northwest Pipe Co. (a)	315	8,852
NV5 Global Inc. (a)	467	57,824
Primoris Services Corp.	1,822	29,608
Quanta Services Inc.	1,138	144,970
Sterling Infrastructure Inc. (a)	989	21,234
Tutor Perini Corp. (a)	1,309	7,226
Valmont Industries Inc.	200	53,724
WillScot Mobile Mini Holdings Corp. (a)	1,600	64,528
		1,485,351
	Number of Shares	Fair Value
Construction Machinery & Heavy Trucks - 0.1%
Alamo Group Inc.	346	$42,306
Allison Transmission Holdings Inc. (b)	600	20,256
Astec Industries Inc.	780	24,328
Blue Bird Corp. (a)	523	4,367
Caterpillar Inc. (b)	4,215	691,597
Cummins Inc. (b)	1,058	215,314
Douglas Dynamics Inc. (b)	760	21,295
Federal Signal Corp. (b)	2,007	74,901
Hyliion Holdings Corp. (a)(b)	4,415	12,671
Hyzon Motors Inc. (a)(b)	2,626	4,464
Lightning eMotors Inc. (a)(b)	1,124	1,742
Microvast Holdings Inc. (a)(b)	5,622	10,176
Miller Industries Inc. (b)	352	7,494
Nikola Corp. (a)(b)	10,075	35,464
Oshkosh Corp.	600	42,174
PACCAR Inc.	2,770	231,821
Proterra Inc. (a)	7,569	37,694
REV Group Inc.	1,109	12,232
Terex Corp.	2,289	68,075
The Greenbrier Companies Inc. (b)	1,088	26,406
The Manitowoc Company Inc. (a)(b)	1,344	10,416
The Shyft Group Inc.	1,167	23,842
Trinity Industries Inc.	2,773	59,204
Wabash National Corp.	1,647	25,627
Westinghouse Air Brake Technologies Corp.	1,541	125,360
Xos Inc. (a)	1,429	1,715
		1,830,941
Construction Materials - 0.0% *
Eagle Materials Inc. (b)	400	42,872
Martin Marietta Materials Inc. (b)	467	150,416
Summit Materials Inc., Class A (a)	3,997	95,768
U.S. Lime & Minerals Inc.	83	8,483
Vulcan Materials Co.	1,031	162,599
		460,138
Consumer Electronics - 0.0% *
GoPro Inc., Class A (a)(b)	4,434	21,860
Snap One Holdings Corp. (a)	759	7,696
Sonos Inc. (a)	4,294	59,687
Universal Electronics Inc. (a)	391	7,691
Vizio Holding Corp., Class A (a)	2,275	19,883
Vuzix Corp. (a)	2,095	12,130
		128,947
Consumer Finance - 0.2%
Ally Financial Inc. (b)	2,727	75,892
American Express Co.	4,757	641,767
Atlanticus Holdings Corp. (a)(b)	130	3,410
Bread Financial Holdings Inc.	1,734	54,534
Capital One Financial Corp. (b)	3,210	295,866
Consumer Portfolio Services Inc. (a)(b)	417	3,031
Credit Acceptance Corp. (a)(b)	52	22,776
Curo Group Holdings Corp. (b)	637	2,554
Discover Financial Services (b)	2,175	197,751
Encore Capital Group Inc. (a)(b)	829	37,703

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Enova International Inc. (a)(b)	1,088	$31,846
EZCORP Inc., Class A (a)(b)	1,601	12,344
FirstCash Holdings Inc.	1,299	95,282
Green Dot Corp., Class A (a)(b)	1,670	31,697
LendingClub Corp. (a)(b)	3,481	38,465
LendingTree Inc. (a)(b)	349	8,327
Moneylion Inc. (a)	4,517	4,032
Navient Corp. (b)	3,761	55,249
Nelnet Inc., Class A (b)	514	40,704
NerdWallet Inc., Class A (a)(b)	781	6,927
OneMain Holdings Inc.	1,000	29,520
Oportun Financial Corp. (a)	864	3,776
PRA Group Inc. (a)	1,300	42,718
PROG Holdings Inc. (a)	1,688	25,286
Regional Management Corp.	248	6,954
SLM Corp.	2,700	37,773
SoFi Technologies Inc. (a)	4,700	22,936
Sunlight Financial Holdings Inc. (a)	623	772
Synchrony Financial	3,742	105,487
Upstart Holdings Inc. (a)	500	10,395
World Acceptance Corp. (a)	135	13,071
		1,958,845
Copper - 0.0% *
Freeport-McMoRan Inc. (b)	11,698	319,706
Data Processing & Outsourced Services - 0.7%
Affirm Holdings Inc. (a)(b)	1,700	31,892
Automatic Data Processing Inc.	3,329	752,987
AvidXchange Holdings Inc. (a)(b)	5,020	42,268
Block Inc. (a)(b)	4,232	232,718
Broadridge Financial Solutions Inc. (b)	947	136,671
Cantaloupe Inc. (a)(b)	1,892	6,584
Cass Information Systems Inc. (b)	447	15,506
Concentrix Corp. (b)	352	39,294
Conduent Inc. (a)(b)	5,751	19,208
CSG Systems International Inc. (b)	1,108	58,591
Euronet Worldwide Inc. (a)(b)	300	22,728
Evo Payments Inc., Class A (a)	1,625	54,112
ExlService Holdings Inc. (a)(b)	1,094	161,212
Fidelity National Information Services Inc. (b)	4,768	360,318
Fiserv Inc. (a)(b)	4,747	444,177
FleetCor Technologies Inc. (a)(b)	588	103,588
Flywire Corp. (a)(b)	1,899	43,601
Genpact Ltd. (b)	1,300	56,901
Global Payments Inc. (b)	2,213	239,115
I3 Verticals Inc., Class A (a)(b)	742	14,862
IBEX Holdings Ltd. (a)	147	2,730
International Money Express Inc. (a)(b)	1,102	25,115
Jack Henry & Associates Inc. (b)	538	98,061
Marqeta Inc., Class A (a)(b)	14,656	104,351
Mastercard Inc., Class A (b)	6,849	1,947,445
Maximus Inc. (b)	2,071	119,849
MoneyGram International Inc. (a)(b)	3,206	33,342
Paya Holdings Inc. (a)	2,941	17,970
Paychex Inc.	2,528	283,667
	Number of Shares	Fair Value
Payoneer Global Inc. (a)	7,406	$44,806
PayPal Holdings Inc. (a)	9,231	794,512
Priority Technology Holdings Inc. (a)	431	1,944
Remitly Global Inc. (a)	2,853	31,725
Repay Holdings Corp. (a)	3,009	21,244
Sabre Corp. (a)	11,301	58,200
Shift4 Payments Inc., Class A (a)	600	26,766
SS&C Technologies Holdings Inc.	1,700	81,175
The Western Union Co.	2,600	35,100
Toast Inc., Class A (a)	2,200	36,784
TTEC Holdings Inc.	648	28,713
Verra Mobility Corp. (a)	4,904	75,374
Visa Inc., Class A	12,966	2,303,410
WEX Inc. (a)	392	49,760
		9,058,376
Department Stores - 0.0% *
Dillard's Inc., Class A (b)	138	37,641
Kohl's Corp. (b)	1,200	30,180
Macy's Inc. (b)	2,700	42,309
Nordstrom Inc.	1,200	20,076
		130,206
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class B (b)	1,435	95,528
Brown-Forman Corp., Class A (b)	500	33,780
Constellation Brands Inc., Class A (b)	1,208	277,454
MGP Ingredients Inc. (b)	484	51,381
The Duckhorn Portfolio Inc. (a)(b)	1,251	18,052
Vintage Wine Estates Inc. (a)	972	2,692
		478,887
Distributors - 0.0% *
Funko Inc., Class A (a)(b)	1,082	21,878
Genuine Parts Co. (b)	1,100	164,252
LKQ Corp. (b)	2,246	105,899
Pool Corp.	287	91,326
Weyco Group Inc.	169	3,438
		386,793
Diversified Banks - 0.5%
Bank of America Corp.	55,351	1,671,600
Citigroup Inc. (b)	15,052	627,217
JPMorgan Chase & Co. (b)	22,941	2,397,335
NatWest Group PLC	98,993	246,508
U.S. Bancorp	10,500	423,360
Wells Fargo & Co.	29,859	1,200,929
		6,566,949
Diversified Chemicals - 0.0% *
Huntsman Corp. (b)	1,911	46,896
LSB Industries Inc. (a)(b)	1,049	14,948
The Chemours Co. (b)	1,000	24,650
		86,494
Diversified Metals & Mining - 0.0% *
5E Advanced Materials Inc. (a)(b)	1,069	10,861
Compass Minerals International Inc. (b)	1,176	45,311

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ferroglobe PLC (c)**	1,316	$—
Henan Shenhuo Coal & Power Co. Ltd., Class A	4,000	9,394
Materion Corp. (b)	704	56,320
MP Materials Corp. (a)(b)	800	21,840
Piedmont Lithium Inc. (a)	585	31,292
Sinomine Resource Group Company Ltd., Class A	800	10,255
Western Mining Company Ltd., Class A	6,100	7,955
Yunnan Tin Company Ltd., Class A	4,500	7,752
		200,980
Diversified Real Estate Activities - 0.0% *
Tejon Ranch Co. (a)	676	9,734
The RMR Group Inc., Class A	489	11,584
The St Joe Co.	1,187	38,020
		59,338
Diversified REITs - 0.1%
Alexander & Baldwin Inc.	2,492	41,317
American Assets Trust Inc.	1,703	43,801
Armada Hoffler Properties Inc. (b)	2,289	23,760
Broadstone Net Lease Inc. (b)	5,706	88,614
CTO Realty Growth Inc. (b)	677	12,687
Empire State Realty Trust Inc., Class A (b)	4,724	30,989
Essential Properties Realty Trust Inc. (b)	4,395	85,483
Gladstone Commercial Corp. (b)	1,299	20,134
Global Net Lease Inc. (b)	3,594	38,276
iStar Inc. (b)	2,264	20,965
One Liberty Properties Inc.	577	12,129
STORE Capital Corp.	2,332	73,062
WP Carey Inc.	1,431	99,884
		591,101
Diversified Support Services - 0.1%
ACV Auctions Inc., Class A (a)(b)	3,833	27,559
Cintas Corp. (b)	669	259,699
Copart Inc. (a)(b)	1,674	178,114
Driven Brands Holdings Inc. (a)(b)	300	8,394
Healthcare Services Group Inc. (b)	2,552	30,854
IAA Inc. (a)(b)	900	28,665
KAR Auction Services Inc. (a)(b)	3,879	43,328
Matthews International Corp., Class A (b)	1,041	23,329
UniFirst Corp.	504	84,788
Viad Corp. (a)	682	21,538
VSE Corp.	348	12,319
		718,587
Drug Retail - 0.0% *
Rite Aid Corp. (a)	1,790	8,861
Walgreens Boots Alliance Inc.	5,876	184,506
		193,367
Education Services - 0.1%
2U Inc. (a)(b)	2,545	15,906
Adtalem Global Education Inc. (a)(b)	1,551	56,534
	Number of Shares	Fair Value
American Public Education Inc. (a)(b)	601	$5,493
Bright Horizons Family Solutions Inc. (a)(b)	591	34,071
Chegg Inc. (a)(b)	4,183	88,136
Coursera Inc. (a)(b)	3,899	42,031
Duolingo Inc. (a)(b)	816	77,708
Graham Holdings Co., Class B (b)	126	67,785
Grand Canyon Education Inc. (a)(b)	200	16,450
Laureate Education Inc., Class A (b)	3,652	38,529
Nerdy Inc. (a)	1,544	3,258
Perdoceo Education Corp. (a)	2,324	23,937
PowerSchool Holdings Inc., Class A (a)	1,536	25,636
Strategic Eduction Inc.	794	48,759
Stride Inc. (a)	1,403	58,968
Udemy Inc. (a)	2,453	29,657
Universal Technical Institute Inc. (a)	974	5,299
		638,157
Electric Utilities - 0.4%
ALLETE Inc.	1,931	96,647
Alliant Energy Corp.	2,056	108,947
American Electric Power Company Inc.	4,088	353,408
Avangrid Inc. (b)	598	24,937
Constellation Energy Corp. (b)	2,507	208,557
Duke Energy Corp. (b)	5,988	557,004
Edison International (b)	2,911	164,704
Entergy Corp. (b)	1,584	159,398
Evergy Inc. (b)	1,987	118,028
Eversource Energy (b)	2,814	219,379
Exelon Corp. (b)	7,688	287,993
FirstEnergy Corp. (b)	4,128	152,736
Hawaiian Electric Industries Inc. (b)	1,100	38,126
IDACORP Inc. (b)	500	49,505
MGE Energy Inc. (b)	1,225	80,397
NextEra Energy Inc. (b)	15,557	1,219,824
NRG Energy Inc.	1,661	63,566
OGE Energy Corp.	1,850	67,451
Otter Tail Corp.	1,385	85,205
PG&E Corp. (a)	12,800	160,000
Pinnacle West Capital Corp.	884	57,027
PNM Resources Inc.	2,883	131,840
Portland General Electric Co.	3,021	131,293
PPL Corp.	5,600	141,960
The Southern Co.	8,385	570,180
Via Renewables Inc.	307	2,121
Xcel Energy Inc.	4,273	273,472
		5,523,705
Electrical Components & Equipment - 0.2%
Acuity Brands Inc. (b)	200	31,494
Allied Motion Technologies Inc.	458	13,108
AMETEK Inc.	1,827	207,200
Array Technologies Inc. (a)(b)	5,071	84,077
Atkore Inc. (a)	1,391	108,234
Blink Charging Co. (a)(b)	1,247	22,097
ChargePoint Holdings Inc. (a)(b)	1,300	19,188
Eaton Corporation PLC (b)	3,218	429,152
Emerson Electric Co. (b)	4,629	338,935

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Encore Wire Corp. (b)	639	$73,830
EnerSys (b)	1,392	80,973
Enovix Corp. (a)(b)	3,718	68,170
ESS Tech Inc. (a)	2,528	10,340
Fluence Energy Inc. (a)(b)	1,181	17,231
FTC Solar Inc. (a)	1,229	3,638
FuelCell Energy Inc. (a)(b)	12,746	43,464
Generac Holdings Inc. (a)(b)	498	88,714
GrafTech International Ltd. (b)	6,768	29,170
Heliogen Inc. (a)(b)	1,114	2,072
Hubbell Inc. (b)	400	89,200
Plug Power Inc. (a)	4,000	84,040
Powell Industries Inc.	277	5,839
Preformed Line Products Co.	73	5,194
Regal Rexnord Corp.	467	65,548
Rockwell Automation Inc.	922	198,331
Sensata Technologies Holding plc	1,500	55,920
Shoals Technologies Group Inc., Class A (a)	3,760	81,028
Stem Inc. (a)	4,948	66,006
SunPower Corp. (a)	2,818	64,927
Sunrun Inc. (a)	1,400	38,626
Thermon Group Holdings Inc. (a)	1,103	16,997
Vertiv Holdings Co.	2,100	20,412
Vicor Corp. (a)	756	44,710
Walsin Lihwa Corp.	8,000	10,104
		2,517,969
Electronic Components - 0.1%
Akoustis Technologies Inc. (a)(b)	1,579	4,690
Amphenol Corp., Class A	4,699	314,645
Belden Inc.	1,477	88,650
Coherent Corp. (a)	873	30,424
Corning Inc. (b)	6,117	177,515
Knowles Corp. (a)(b)	3,094	37,654
Lightwave Logic Inc. (a)(b)	3,825	28,075
Littelfuse Inc. (b)	200	39,738
Rogers Corp. (a)	634	153,352
Vishay Intertechnology Inc.	4,446	79,094
		953,837
Electronic Equipment & Instruments - 0.1%
908 Devices Inc. (a)(b)	724	11,910
Advanced Energy Industries Inc.	1,266	98,001
Aeva Technologies Inc. (a)(b)	3,153	5,896
AEye Inc. (a)	1,538	1,707
Arlo Technologies Inc. (a)(b)	2,850	13,224
Badger Meter Inc.	984	90,912
Cognex Corp. (b)	1,300	53,885
Evolv Technologies Holdings Inc. (a)(b)	2,558	5,423
FARO Technologies Inc. (a)(b)	613	16,821
Focus Universal Inc. (a)(b)	545	5,112
Identiv Inc. (a)(b)	704	8,828
Itron Inc. (a)(b)	1,514	63,755
Keysight Technologies Inc. (a)(b)	1,373	216,055
MicroVision Inc. (a)(b)	5,632	20,331
Mirion Technologies Inc. (a)	4,670	34,885
Napco Security Technologies Inc. (a)(b)	995	28,935
National Instruments Corp. (b)	900	33,966
nLight Inc. (a)	1,459	13,788
	Number of Shares	Fair Value
Novanta Inc. (a)	1,200	$138,780
OSI Systems Inc. (a)	558	40,209
Ouster Inc. (a)	5,568	5,364
PAR Technology Corp. (a)	908	26,813
SmartRent Inc. (a)	3,995	9,069
Teledyne Technologies Inc. (a)	371	125,201
Trimble Inc. (a)	2,132	115,704
Velodyne Lidar Inc. (a)	5,871	5,560
Vishay Precision Group Inc. (a)	393	11,629
Vontier Corp.	1,699	28,390
Zebra Technologies Corp., Class A (a)	359	94,062
		1,324,215
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics Inc. (b)	1,188	29,439
CTS Corp. (b)	1,087	45,273
IPG Photonics Corp. (a)(b)	200	16,870
Jabil Inc. (b)	1,214	70,060
Kimball Electronics Inc. (a)(b)	797	13,669
Methode Electronics Inc. (b)	1,247	46,326
Plexus Corp. (a)	923	80,818
Sanmina Corp. (a)	1,925	88,704
TTM Technologies Inc. (a)	3,483	45,906
		437,065
Environmental & Facilities Services - 0.1%
ABM Industries Inc.	2,256	86,247
Aris Water Solution Inc., Class A (b)	724	9,238
BrightView Holdings Inc. (a)(b)	1,489	11,823
Casella Waste Systems Inc., Class A (a)(b)	1,684	128,641
Clean Harbors Inc. (a)(b)	300	32,994
Harsco Corp. (a)(b)	2,626	9,821
Heritage-Crystal Clean Inc. (a)(b)	507	14,992
Montrose Environmental Group Inc. (a)(b)	940	31,631
Republic Services Inc.	1,690	229,907
Rollins Inc.	1,678	58,193
SP Plus Corp. (a)	788	24,680
Stericycle Inc. (a)	700	29,477
Tetra Tech Inc.	500	64,265
Waste Management Inc.	3,309	530,135
		1,262,044
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	986	18,438
CF Industries Holdings Inc. (b)	1,582	152,267
Corteva Inc. (b)	5,702	325,869
FMC Corp. (b)	964	101,895
Intrepid Potash Inc. (a)(b)	370	14,641
The Mosaic Co. (b)	2,647	127,930
The Scotts Miracle-Gro Co.	462	19,751
		760,791
Financial Exchanges & Data - 0.2%
Bakkt Holdings Inc. (a)	1,663	3,792
Cboe Global Markets Inc. (b)	852	99,999
CME Group Inc. (b)	2,822	499,861
Coinbase Global Inc., Class A (a)(b)	1,200	77,388
Donnelley Financial Solutions Inc. (a)(b)	873	32,275

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
FactSet Research Systems Inc. (b)	300	$120,033
Intercontinental Exchange Inc.	4,320	390,312
MarketAxess Holdings Inc. (b)	290	64,522
MarketWise Inc. (a)(b)	991	2,259
Moody's Corp. (b)	1,238	300,970
Morningstar Inc. (b)	200	42,464
MSCI Inc. (b)	606	255,605
Nasdaq Inc. (b)	2,838	160,858
Open Lending Corp., Class A (a)	3,613	29,048
S&P Global Inc.	2,651	809,483
Tradeweb Markets Inc., Class A	973	54,897
Value Line Inc.	20	878
		2,944,644
Food Distributors - 0.0% *
HF Foods Group Inc. (a)(b)	1,059	4,098
Performance Food Group Co. (a)	1,100	47,245
SpartanNash Co.	1,225	35,549
Sysco Corp.	4,118	291,184
The Andersons Inc.	1,096	34,009
The Chefs' Warehouse Inc. (a)(b)	1,174	34,011
U.S. Foods Holding Corp. (a)	1,700	44,948
United Natural Foods Inc. (a)	1,953	67,125
		558,169
Food Retail - 0.0% *
Albertsons Companies Inc., Class A	1,000	24,860
Casey's General Stores Inc. (b)	278	56,300
Grocery Outlet Holding Corp. (a)(b)	500	16,645
Ingles Markets Inc., Class A (b)	489	38,734
Natural Grocers by Vitamin Cottage Inc. (b)	425	4,586
Sprouts Farmers Market Inc. (a)	3,696	102,564
The Kroger Co. (b)	5,339	233,581
Village Super Market Inc., Class A	352	6,804
Weis Markets Inc.	565	40,251
		524,325
Footwear - 0.1%
Allbirds Inc., Class A (a)(b)	3,139	9,543
Crocs Inc. (a)(b)	2,048	140,616
Deckers Outdoor Corp. (a)(b)	200	62,522
NIKE Inc., Class B (b)	9,671	803,853
Rocky Brands Inc.	216	4,333
Skechers U.S.A. Inc., Class A (a)	900	28,548
Steven Madden Ltd.	2,653	70,755
Wolverine World Wide Inc.	2,613	40,214
		1,160,384
Forest Products - 0.0% *
Louisiana-Pacific Corp. (b)	700	35,833
Gas Utilities - 0.1%
Atmos Energy Corp.	1,134	115,498
Chesapeake Utilities Corp. (b)	604	69,696
National Fuel Gas Co. (b)	700	43,085
	Number of Shares	Fair Value
New Jersey Resources Corp. (b)	3,248	$125,698
Northwest Natural Holding Co.	1,180	51,188
ONE Gas Inc.	1,815	127,758
South Jersey Industries Inc.	4,144	138,492
Southwest Gas Holdings Inc. (a)	2,230	155,543
Spire Inc.	1,719	107,145
UGI Corp.	1,500	48,495
		982,598
General Merchandise Stores - 0.1%
Big Lots Inc.	947	14,783
Dollar General Corp. (b)	1,837	440,623
Dollar Tree Inc. (a)(b)	1,726	234,908
Franchise Group Inc. (b)	940	22,842
Ollie's Bargain Outlet Holdings Inc. (a)	500	25,800
Target Corp.	3,574	530,346
		1,269,302
Gold - 0.0% *
Chifeng Jilong Gold Mining Company Ltd., Class A (a)	3,300	9,403
Coeur Mining Inc. (a)(b)	9,467	32,377
Hycroft Mining Holding Corp. (a)(b)	4,283	2,589
Newmont Corp. (b)	6,417	269,706
Royal Gold Inc.	563	52,821
SSR Mining Inc.	1,900	27,949
		394,845
Health Care REITs - 0.1%
CareTrust REIT Inc. (b)	3,341	60,506
Community Healthcare Trust Inc. (b)	808	26,462
Diversified Healthcare Trust (b)	7,592	7,517
Global Medical REIT Inc. (b)	2,064	17,585
Healthcare Realty Trust Inc.	2,800	58,380
Healthpeak Properties Inc. (b)	4,536	103,965
LTC Properties Inc. (b)	1,344	50,333
Medical Properties Trust Inc. (b)	5,300	62,858
National Health Investors Inc. (b)	1,485	83,947
Omega Healthcare Investors Inc.	1,700	50,133
Physicians Realty Trust	7,587	114,108
Sabra Health Care REIT Inc.	7,780	102,074
Universal Health Realty Income Trust REIT	433	18,710
Ventas Inc.	3,038	122,036
Welltower Inc.	3,514	226,021
		1,104,635
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)(b)	2,489	46,743
AmerisourceBergen Corp. (b)	1,208	163,479
Cardinal Health Inc. (b)	2,045	136,360
Covetrus Inc. (a)(b)	3,670	76,630
Henry Schein Inc. (a)(b)	972	63,928
McKesson Corp. (b)	1,121	380,994
Owens & Minor Inc.	2,479	59,744
Patterson Companies Inc.	2,930	70,379
PetIQ Inc. (a)	913	6,300
		1,004,557

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Healthcare Equipment - 0.6%
Abbott Laboratories	13,532	$1,309,356
ABIOMED Inc. (a)	361	88,683
Alphatec Holdings Inc. (a)(b)	2,351	20,548
AngioDynamics Inc. (a)(b)	1,264	25,861
Artivion Inc. (a)(b)	1,321	18,283
AtriCure Inc. (a)(b)	1,578	61,700
AxoGen Inc. (a)(b)	1,293	15,412
Axonics Inc. (a)(b)	1,582	111,436
Baxter International Inc.	4,117	221,742
Becton Dickinson & Co.	2,245	500,253
Boston Scientific Corp. (a)(b)	11,167	432,498
Butterfly Network Inc. (a)(b)	4,437	20,854
Cardiovascular Systems Inc. (a)(b)	1,335	18,503
CONMED Corp. (b)	949	76,081
Cue Health Inc. (a)(b)	3,462	10,421
Cutera Inc. (a)(b)	560	25,536
Dexcom Inc. (a)(b)	3,000	241,620
Edwards Lifesciences Corp. (a)(b)	4,871	402,491
Enovis Corp. (a)(b)	433	19,948
Envista Holdings Corp. (a)(b)	1,200	39,372
Glaukos Corp. (a)(b)	1,544	82,202
Globus Medical Inc., Class A (a)(b)	800	47,656
Heska Corp. (a)(b)	329	23,991
Hologic Inc. (a)(b)	2,000	129,040
IDEXX Laboratories Inc. (a)(b)	640	208,512
Inari Medical Inc. (a)(b)	1,627	118,185
Inogen Inc. (a)(b)	775	18,817
Inspire Medical Systems Inc. (a)(b)	919	163,003
Insulet Corp. (a)(b)	530	121,582
Integer Holdings Corp. (a)(b)	1,143	71,129
Integra LifeSciences Holdings Corp. (a)(b)	800	33,888
Intuitive Surgical Inc. (a)(b)	2,856	535,329
iRadimed Corp. (b)	287	8,627
iRhythm Technologies Inc. (a)	1,007	126,157
LeMaitre Vascular Inc. (b)	665	33,702
Masimo Corp. (a)(b)	376	53,076
Mesa Laboratories Inc. (b)	172	24,223
Nevro Corp. (a)(b)	1,206	56,200
NuVasive Inc. (a)	1,760	77,106
Omnicell Inc. (a)	1,483	129,065
Orthofix Medical Inc. (a)	645	12,326
Outset Medical Inc. (a)	1,632	25,998
Paragon 28 Inc. (a)	1,572	28,013
Penumbra Inc. (a)	200	37,920
PROCEPT BioRobotics Corp. (a)	871	36,112
QuidelOrtho Corp. (a)	400	28,592
ResMed Inc.	1,159	253,010
SeaSpine Holdings Corp. (a)	1,076	6,112
Senseonics Holdings Inc. (a)	15,338	20,246
Shockwave Medical Inc. (a)	1,204	334,796
SI-BONE Inc. (a)	1,086	18,961
Sight Sciences Inc. (a)	646	4,102
STERIS PLC	660	109,745
Stryker Corp.	2,803	567,720
Surmodics Inc. (a)	455	13,832
Tactile Systems Technology Inc. (a)	563	4,386
Tandem Diabetes Care Inc. (a)	400	19,140
Teleflex Inc.	410	82,599
TransMedics Group Inc. (a)	917	38,276
	Number of Shares	Fair Value
Treace Medical Concepts Inc. (a)	1,119	$24,696
Varex Imaging Corp. (a)	1,315	27,799
Vicarious Surgical Inc. (a)	1,656	5,548
ViewRay Inc. (a)	4,771	17,366
Zimmer Biomet Holdings Inc.	1,670	174,598
ZIMVIE Inc. (a)	663	6,544
Zynex Inc.	674	6,113
		7,626,638
Healthcare Facilities - 0.1%
Acadia Healthcare Company Inc. (a)(b)	700	54,726
Brookdale Senior Living Inc. (a)(b)	6,320	26,986
Cano Health Inc. (a)(b)	5,529	47,936
Community Health Systems Inc. (a)(b)	4,171	8,968
Encompass Health Corp.	600	27,138
Hanger Inc. (a)(b)	1,270	23,774
HCA Healthcare Inc. (b)	1,763	324,022
National HealthCare Corp. (b)	429	27,173
Select Medical Holdings Corp.	3,515	77,681
Surgery Partners Inc. (a)	1,363	31,894
Tenet Healthcare Corp. (a)	1,000	51,580
The Ensign Group Inc. (b)	1,818	144,531
The Joint Corp. (a)	497	7,808
The Oncology Institute Inc. (a)	506	2,343
The Pennat Group Inc. (a)	832	8,661
U.S. Physical Therapy Inc.	443	33,677
Universal Health Services Inc., Class B	620	54,672
		953,570
Healthcare Services - 0.3%
1Life Healthcare Inc. (a)(b)	6,069	104,083
23andMe Holding Co., Class A (a)(b)	8,717	24,931
Accolade Inc. (a)(b)	1,964	22,429
Addus HomeCare Corp. (a)	532	50,668
Agiliti Inc. (a)(b)	923	13,208
agilon health Inc. (a)(b)	1,600	37,472
AirSculpt Technologies Inc.	383	2,463
Amedisys Inc. (a)	300	29,037
AMN Healthcare Services Inc. (a)	1,461	154,807
Apollo Medical Holdings Inc. (a)(b)	1,346	52,494
ATI Physical Therapy Inc. (a)(b)	4,356	4,356
Aveanna Healthcare Holdings Inc. (a)(b)	2,000	3,000
CareMax Inc. (a)(b)	2,107	14,939
Castle Biosciences Inc. (a)(b)	801	20,890
Chemed Corp. (b)	129	56,316
Cigna Corp. (b)	2,430	674,252
CorVel Corp. (a)(b)	309	42,775
Cross Country Healthcare Inc. (a)(b)	1,249	35,434
CVS Health Corp. (b)	10,318	984,028
DaVita Inc. (a)(b)	587	48,586
DocGo Inc. (a)(b)	2,713	26,913
Enhabit Inc. (a)	550	7,722
Fulgent Genetics Inc. (a)(b)	741	28,247
Guardant Health Inc. (a)(b)	700	37,681
Hims & Hers Health Inc. (a)(b)	4,103	22,895
Innovage Holding Corp. (a)(b)	1,000	5,880
Invitae Corp. (a)(b)	7,767	19,107

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Laboratory Corporation of America Holdings (b)	687	$140,704
LHC Group Inc. (a)(b)	1,007	164,806
LifeStance Health Group Inc. (a)(b)	2,335	15,458
ModivCare Inc. (a)(b)	434	43,261
National Research Corp. (b)	480	19,104
Oak Street Health Inc. (a)	900	22,068
OPKO Health Inc. (a)	13,850	26,176
Option Care Health Inc. (a)	5,265	165,689
P3 Health Partners Inc. (a)	702	3,243
Pediatrix Medical Group Inc. (a)	2,804	46,294
Premier Inc., Class A	800	27,152
Privia Health Group Inc. (a)	1,495	50,920
Quest Diagnostics Inc.	929	113,979
R1 RCM Inc. (a)	5,073	94,003
RadNet Inc. (a)	1,669	33,964
Sema4 Holdings Corp. (a)	4,939	4,334
Signify Health Inc., Class A (a)	200	5,830
		3,501,598
Healthcare Supplies - 0.1%
Align Technology Inc. (a)	559	115,775
Atrion Corp.	47	26,555
Avanos Medical Inc. (a)(b)	1,621	35,305
BioLife Solutions Inc. (a)(b)	1,135	25,821
Bioventus Inc., Class A (a)(b)	971	6,797
Cerus Corp. (a)(b)	5,903	21,251
DENTSPLY SIRONA Inc. (b)	1,967	55,765
Embecta Corp. (b)	1,976	56,889
Figs Inc., Class A (a)(b)	4,384	36,168
Haemonetics Corp. (a)(b)	1,711	126,665
ICU Medical Inc. (a)(b)	200	30,120
Lantheus Holdings Inc. (a)(b)	2,308	162,322
Meridian Bioscience Inc. (a)(b)	1,482	46,728
Merit Medical Systems Inc. (a)(b)	1,883	106,408
Neogen Corp. (a)(b)	3,758	52,499
OraSure Technologies Inc. (a)	2,272	8,611
OrthoPediatrics Corp. (a)	485	22,378
Pulmonx Corp. (a)	1,147	19,109
RxSight Inc. (a)	727	8,724
Silk Road Medical Inc. (a)	1,191	53,595
STAAR Surgical Co. (a)	1,618	114,150
The Cooper Companies Inc. (b)	330	87,087
UFP Technologies Inc. (a)	229	19,657
Utah Medical Products Inc.	111	9,469
		1,247,848
Healthcare Technology - 0.1%
Allscripts Healthcare Solutions Inc. (a)(b)	3,688	56,168
American Well Corp., Class A (a)(b)	7,858	28,210
Certara Inc. (a)	1,400	18,592
Change Healthcare Inc. (a)(b)	1,700	46,733
Computer Programs & Systems Inc. (a)(b)	475	13,243
Convey Health Solutions Holdings Inc. (a)(b)	465	4,887
Doximity Inc., Class A (a)(b)	900	27,198
Evolent Health Inc., Class A (a)(b)	2,758	99,095
Health Catalyst Inc. (a)(b)	1,845	17,896
HealthStream Inc. (a)(b)	810	17,221
	Number of Shares	Fair Value
Multiplan Corp. (a)(b)	13,094	$37,449
NextGen Healthcare Inc. (a)	1,904	33,701
Nutex Health Inc. (a)	1,078	1,617
OptimizeRx Corp. (a)	591	8,759
Phreesia Inc. (a)	1,688	43,010
Schrodinger Inc. (a)	1,865	46,588
Sharecare Inc. (a)	9,938	18,882
Simulations Plus Inc.	533	25,872
Teladoc Health Inc. (a)	1,551	39,318
Veeva Systems Inc., Class A (a)	1,079	177,905
		762,344
Heavy Electrical Equipment - 0.0% *
AZZ Inc.	841	30,705
Babcock & Wilcox Enterprises Inc. (a)(b)	1,916	12,224
Bloom Energy Corp., Class A (a)	5,983	119,600
Energy Vault Holdings Inc. (a)(b)	679	3,585
NuScale Power Corp. (a)	524	6,120
TPI Composites Inc. (a)	1,216	13,717
		185,951
Home Building - 0.1%
Beazer Homes USA Inc. (a)(b)	1,053	10,182
Cavco Industries Inc. (a)(b)	308	63,374
Century Communities Inc. (b)	1,009	43,165
D.R. Horton Inc. (b)	2,640	177,804
Dream Finders Homes Inc., Class A (a)	641	6,795
Green Brick Partners Inc. (a)(b)	963	20,589
Hovnanian Enterprises Inc., Class A (a)(b)	163	5,819
Installed Building Products Inc. (b)	815	66,007
KB Home (b)	2,690	69,725
Landsea Homes Corp. (a)(b)	230	1,097
Legacy Housing Corp. (a)(b)	247	4,236
Lennar Corp., Class A (b)	2,105	156,928
LGI Homes Inc. (a)(b)	700	56,959
M/I Homes Inc. (a)(b)	944	34,201
MDC Holdings Inc. (b)	1,981	54,319
Meritage Homes Corp. (a)(b)	1,223	85,940
NVR Inc. (a)	21	83,729
PulteGroup Inc.	1,818	68,175
Skyline Champion Corp. (a)	1,798	95,060
Taylor Morrison Home Corp. (a)	3,705	86,401
Toll Brothers Inc.	1,015	42,630
TopBuild Corp. (a)	300	49,434
Tri Pointe Homes Inc. (a)	3,555	53,716
		1,336,285
Home Furnishing Retail - 0.0% *
Bed Bath & Beyond Inc. (a)	2,655	16,169
Haverty Furniture Companies Inc. (b)	496	12,350
RH (a)	170	41,832
Sleep Number Corp. (a)	731	24,715
The Aaron's Company Inc. (b)	1,008	9,798
Williams-Sonoma Inc.	555	65,407
		170,271

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0% *
Ethan Allen Interiors Inc. (b)	755	$15,961
La-Z-Boy Inc. (b)	1,474	33,268
Leggett & Platt Inc. (b)	1,000	33,220
Mohawk Industries Inc. (a)(b)	500	45,595
Purple Innovation Inc. (a)	2,308	9,348
Tempur Sealy International Inc.	1,200	28,968
The Lovesac Co. (a)(b)	464	9,456
		175,816
Home Improvement Retail - 0.3%
Floor & Decor Holdings Inc., Class A (a)(b)	700	49,182
GrowGeneration Corp. (a)(b)	1,791	6,268
LL Flooring Holdings Inc. (a)(b)	942	6,528
Lowe's Companies Inc. (b)	5,123	962,151
The Home Depot Inc. (b)	8,104	2,236,218
Tile Shop Holdings Inc.	1,007	3,545
		3,263,892
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc. (b)	7,250	101,935
Ashford Hospitality Trust Inc. (a)	1,085	7,389
Braemar Hotels & Resorts Inc. (b)	2,419	10,402
Chatham Lodging Trust (a)(b)	1,605	15,841
DiamondRock Hospitality Co. (b)	7,252	54,463
Hersha Hospitality Trust (b)	984	7,852
Host Hotels & Resorts Inc. (b)	5,254	83,434
Park Hotels & Resorts Inc.	2,200	24,772
Pebblebrook Hotel Trust	4,363	63,307
RLJ Lodging Trust	5,415	54,800
Ryman Hospitality Properties Inc.	1,817	133,713
Service Properties Trust	5,616	29,147
Summit Hotel Properties Inc.	3,560	23,923
Sunstone Hotel Investors Inc.	7,220	68,012
Xenia Hotels & Resorts Inc.	3,953	54,512
		733,502
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb Inc., Class A (a)	3,000	315,120
Bluegreen Vacations Holding Corp.	505	8,343
Booking Holdings Inc. (a)(b)	314	515,968
Carnival Corp. (a)(b)	6,400	44,992
Choice Hotels International Inc. (b)	200	21,904
Expedia Group Inc. (a)(b)	1,178	110,367
Hilton Grand Vacations Inc. (a)(b)	3,024	99,459
Hilton Worldwide Holdings Inc. (b)	2,236	269,706
Hyatt Hotels Corp., Class A (a)(b)	500	40,480
Lindblad Expeditions Holdings Inc. (a)(b)	1,139	7,700
Marriott International Inc., Class A (b)	2,203	308,728
Marriott Vacations Worldwide Corp. (b)	355	43,260
Norwegian Cruise Line Holdings Ltd. (a)	4,100	46,576
Royal Caribbean Cruises Ltd. (a)	1,600	60,640
Sonder Holdings Inc. (a)	6,392	10,611
	Number of Shares	Fair Value
Target Hospitality Corp. (a)	975	$12,305
Travel + Leisure Co.	900	30,708
Vacasa Inc., Class A (a)	3,774	11,586
Wyndham Hotels & Resorts Inc.	900	55,215
		2,013,668
Household Appliances - 0.0% *
Aterian Inc. (a)(b)	1,776	2,202
Helen of Troy Ltd. (a)(b)	800	77,152
iRobot Corp. (a)(b)	920	51,824
Traeger Inc. (a)	856	2,414
Weber Inc., Class A	800	5,256
Whirlpool Corp.	358	48,262
		187,110
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)(b)	1,409	48,131
Central Garden & Pet Co. (a)(b)	314	11,317
Church & Dwight Company Inc. (b)	1,828	130,592
Colgate-Palmolive Co. (b)	6,495	456,274
Energizer Holdings Inc. (b)	2,308	58,023
Kimberly-Clark Corp. (b)	2,698	303,633
Reynolds Consumer Products Inc.	400	10,404
Spectrum Brands Holdings Inc.	400	15,612
The Clorox Co. (b)	947	121,585
The Procter & Gamble Co.	18,912	2,387,640
WD-40 Co.	459	80,665
		3,623,876
Housewares & Specialties - 0.0% *
Lifetime Brands Inc. (b)	342	2,315
Newell Brands Inc. (b)	2,900	40,281
Tupperware Brands Corp. (a)	1,468	9,616
		52,212
Human Resource & Employment Services - 0.1%
Alight Inc., Class A (a)(b)	11,418	83,694
ASGN Inc. (a)(b)	1,656	149,653
Barrett Business Services Inc.	241	18,798
First Advantage Corp. (a)(b)	1,993	25,570
Heidrick & Struggles International Inc. (b)	659	17,127
HireRight Holdings Corp. (a)(b)	687	10,484
Insperity Inc. (b)	1,224	124,958
Kelly Services Inc., Class A (b)	1,190	16,172
Kforce Inc. (b)	701	41,114
Korn Ferry (b)	1,805	84,745
ManpowerGroup Inc. (b)	479	30,987
Robert Half International Inc.	775	59,288
Skillsoft Corp. (a)	2,868	5,248
Sterling Check Corp. (a)	782	13,794
TriNet Group Inc. (a)	1,261	89,808
TrueBlue Inc. (a)	1,103	21,045
Upwork Inc. (a)	4,028	54,861
		847,346
Hypermarkets & Super Centers - 0.3%
BJ's Wholesale Club Holdings Inc. (a)(b)	1,000	72,810
Costco Wholesale Corp. (b)	3,468	1,637,832
PriceSmart Inc.	851	49,009

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Walmart Inc.	11,308	$1,466,648
		3,226,299
Independent Power Producers & Energy Traders - 0.0% *
ACWA Power Co.	215	9,575
Adani Power Ltd. (a)	4,836	21,984
The AES Corp. (b)	5,000	113,000
Vistra Corp.	3,300	69,300
		213,859
Industrial Conglomerates - 0.2%
3M Co. (b)	4,492	496,366
General Electric Co. (b)	8,648	535,398
Honeywell International Inc. (b)	5,454	910,654
		1,942,418
Industrial Gases - 0.0% *
Air Products & Chemicals Inc.	1,781	414,492
Industrial Machinery - 0.3%
3D Systems Corp. (a)(b)	4,357	34,769
Albany International Corp., Class A	1,062	83,718
Altra Industrial Motion Corp. (b)	2,186	73,493
Barnes Group Inc.	1,689	48,778
Berkshire Grey Inc. (a)	1,296	2,203
Chart Industries Inc. (a)(b)	1,241	228,778
CIRCOR International Inc. (a)(b)	592	9,762
Columbus McKinnon Corp. (b)	953	24,931
Crane Holdings Co. (b)	300	26,262
Desktop Metal Inc., Class A (a)(b)	8,910	23,077
Donaldson Company Inc. (b)	1,100	53,911
Dover Corp. (b)	1,074	125,207
Energy Recovery Inc. (a)(b)	1,915	41,632
Enerpac Tool Group Corp. (b)	2,091	37,283
EnPro Industries Inc. (b)	719	61,101
Esab Corp. (b)	433	14,445
ESCO Technologies Inc. (b)	891	65,435
Evoqua Water Technologies Corp. (a)(b)	3,970	131,288
Flowserve Corp. (b)	1,300	31,590
Fortive Corp. (b)	2,950	171,985
Franklin Electric Company Inc. (b)	1,555	127,059
Gates Industrial Corp. plc (a)	400	3,904
Graco Inc. (b)	1,239	74,278
Helios Technologies Inc. (b)	1,127	57,026
Hillenbrand Inc. (b)	2,339	85,888
Hillman Solutions Corp. (a)(b)	4,620	34,835
Hyster-Yale Materials Handling Inc. (b)	354	7,615
IDEX Corp. (b)	557	111,316
Illinois Tool Works Inc. (b)	2,502	451,986
Ingersoll Rand Inc. (b)	3,021	130,689
ITT Inc. (b)	500	32,670
John Bean Technologies Corp. (b)	1,066	91,676
Kadant Inc. (b)	389	64,889
Kennametal Inc. (b)	2,747	56,533
Lincoln Electric Holdings Inc. (b)	400	50,288
Markforged Holding Corp. (a)(b)	3,424	6,780
Mueller Industries Inc. (b)	1,886	112,104
	Number of Shares	Fair Value
Mueller Water Products Inc., Class A (b)	5,396	$55,417
Nordson Corp.	435	92,337
Omega Flex Inc.	107	9,910
Otis Worldwide Corp.	3,404	217,175
Parker-Hannifin Corp.	968	234,556
Proto Labs Inc. (a)	947	34,499
RBC Bearings Inc. (a)	964	200,329
Sarcos Technology and Robotics Corp. (a)	2,314	5,137
Snap-on Inc.	425	85,574
SPX Technologies Inc. (a)	1,488	82,167
Standex International Corp.	408	33,313
Stanley Black & Decker Inc.	1,187	89,274
Tennant Co.	636	35,972
The Gorman-Rupp Co. (b)	768	18,271
The Middleby Corp. (a)(b)	510	65,367
The Timken Co.	600	35,424
Velo3D Inc. (a)	1,676	6,603
Watts Water Technologies Inc., Class A	923	116,049
Xylem Inc.	1,343	117,325
		4,323,883
Industrial REITs - 0.1%
Americold Realty Trust Inc. (b)	2,100	51,660
Duke Realty Corp. (b)	3,119	150,336
EastGroup Properties Inc. (b)	300	43,302
First Industrial Realty Trust Inc. (b)	900	40,329
Indus Realty Trust Inc. (b)	174	9,112
Industrial Logistics Properties Trust (b)	2,219	12,205
Innovative Industrial Properties Inc. (b)	933	82,570
LXP Industrial Trust (b)	9,522	87,222
Plymouth Industrial REIT Inc.	1,275	21,433
Prologis Inc.	5,872	596,595
Rexford Industrial Realty Inc.	1,448	75,296
STAG Industrial Inc.	6,094	173,252
Terreno Realty Corp.	2,509	132,952
		1,476,264
Insurance Brokers - 0.1%
Aon PLC, Class A (b)	1,643	440,110
Arthur J Gallagher & Co. (b)	1,707	292,273
Brown & Brown Inc. (b)	1,800	108,864
BRP Group Inc., Class A (a)(b)	2,018	53,174
Crawford & Co., Class A (b)	448	2,572
eHealth Inc. (a)(b)	1,017	3,977
Goosehead Insurance Inc., Class A (a)	652	23,237
Hippo Holdings Inc. (a)	304	5,642
Marsh & McLennan Companies Inc. (b)	3,932	587,008
Ryan Specialty Holdings Inc. (a)	800	32,496
Selectquote Inc. (a)	4,077	2,976
		1,552,329
Integrated Oil & Gas - 0.4%
Chevron Corp. (b)	15,484	2,224,586
Exxon Mobil Corp. (b)	32,918	2,874,071
Occidental Petroleum Corp.	6,439	395,676
		5,494,333

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Integrated Telecommunication Services - 0.2%
AT&T Inc. (b)	56,240	$862,722
ATN International Inc. (b)	366	14,117
Bezeq The Israeli Telecommunication Corp. Ltd.	39,083	64,054
Consolidated Communications Holdings Inc. (a)(b)	2,484	10,333
Frontier Communications Parent Inc. (a)(b)	2,300	53,889
IDT Corp., Class B (a)(b)	476	11,819
Ooma Inc. (a)	734	9,028
Radius Global Infrastructure Inc., Class A (a)	2,562	24,134
Starry Group Holdings Inc., Class A (a)	594	885
Verizon Communications Inc.	33,084	1,256,199
		2,307,180
Interactive Home Entertainment - 0.1%
Activision Blizzard Inc. (b)	6,042	449,162
Electronic Arts Inc. (b)	2,261	261,620
Playstudios Inc. (a)	2,800	9,772
ROBLOX Corp., Class A (a)	3,600	129,024
Skillz Inc. (a)	10,074	10,276
Take-Two Interactive Software Inc. (a)	1,283	139,847
		999,701
Interactive Media & Services - 1.0%
Alphabet Inc., Class C (a)(b)	42,920	4,126,758
Alphabet Inc., Class A (a)(b)	47,320	4,526,158
Bumble Inc., Class A (a)(b)	2,905	62,428
Cargurus Inc. (a)(b)	3,541	50,176
Cars.com Inc. (a)(b)	2,344	26,956
DHI Group Inc. (a)(b)	1,273	6,849
Eventbrite Inc., Class A (a)(b)	2,623	15,948
EverQuote Inc., Class A (a)(b)	800	5,456
fuboTV Inc. (a)(b)	5,855	20,785
IAC Inc. (a)(b)	500	27,690
Match Group Inc. (a)(b)	2,163	103,283
MediaAlpha Inc., Class A (a)(b)	714	6,248
Meta Platforms Inc., Class A (a)(b)	18,084	2,453,637
Outbrain Inc. (a)	1,221	4,457
Pinterest Inc., Class A (a)	4,697	109,440
QuinStreet Inc. (a)	1,742	18,291
Shutterstock Inc.	836	41,942
The Arena Group Holdings Inc. (a)	303	3,969
TripAdvisor Inc. (a)	900	19,872
TrueCar Inc. (a)	2,943	4,444
Twitter Inc. (a)	6,103	267,556
Vimeo Inc. (a)	4,883	19,532
Vinco Ventures Inc. (a)	5,612	5,226
Yelp Inc. (a)	2,381	80,740
Ziff Davis Inc. (a)	1,540	105,459
ZipRecruiter Inc., Class A (a)	2,750	45,375
ZoomInfo Technologies Inc. (a)	2,000	83,320
		12,241,995
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com Inc., Class A (a)(b)	860	5,581
1stdibs.com Inc. (a)(b)	672	4,227
	Number of Shares	Fair Value
aka Brands Holding Corp. (a)(b)	589	$854
Amazon.com Inc. (a)	70,120	7,923,560
BARK Inc. (a)(b)	1,254	2,282
CarParts.com Inc. (a)	1,627	8,412
ContextLogic Inc., Class A (a)(b)	19,398	14,236
DoorDash Inc., Class A (a)(b)	1,900	93,955
Duluth Holdings Inc., Class B (a)	355	2,499
eBay Inc. (b)	4,548	167,412
Etsy Inc. (a)(b)	991	99,229
Groupon Inc. (a)(b)	669	5,325
Lands' End Inc. (a)(b)	462	3,567
Liquidity Services Inc. (a)(b)	814	13,236
Lulu's Fashion Lounge Holdings Inc. (a)(b)	400	1,864
Overstock.com Inc. (a)	1,461	35,575
PetMed Express Inc.	670	13,079
Porch Group Inc. (a)	2,408	5,418
Poshmark Inc., Class A (a)	1,531	23,991
Quotient Technology Inc. (a)	2,846	6,574
Qurate Retail Inc., Series A	11,917	23,953
Rent the Runway Inc., Class A (a)	1,423	3,131
Revolve Group Inc. (a)	1,403	30,431
RumbleON Inc., Class B (a)	309	5,228
Stitch Fix Inc., Class A (a)	2,692	10,634
The RealReal Inc. (a)	2,649	3,974
ThredUp Inc., Class A (a)	1,704	3,135
Vivid Seats Inc., Class A	740	5,668
Wayfair Inc., Class A (a)	600	19,530
Xometry Inc., Class A (a)	1,161	65,933
		8,602,493
Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)(b)	1,214	97,508
BigCommerce Holdings Inc. (a)(b)	2,203	32,604
Brightcove Inc. (a)(b)	1,660	10,458
Cloudflare Inc., Class A (a)(b)	2,285	126,383
Core Scientific Inc. (a)(b)	7,137	9,278
Cyxtera Technologies Inc. (a)(b)	1,425	5,814
DigitalOcean Holdings Inc. (a)(b)	2,354	85,144
Edgio Inc. (a)(b)	4,448	12,365
Fastly Inc., Class A (a)(b)	3,841	35,184
GoDaddy Inc., Class A (a)(b)	1,200	85,056
MongoDB Inc. (a)(b)	473	93,919
Okta Inc. (a)	1,061	60,339
Rackspace Technology Inc. (a)	1,832	7,475
Snowflake Inc., Class A (a)	2,410	409,604
SolarWinds Corp. (a)	1,618	12,539
Squarespace Inc., Class A (a)	1,063	22,706
Switch Inc., Class A	900	30,321
Twilio Inc., Class A (a)	1,247	86,218
VeriSign Inc. (a)	807	140,176
		1,363,091
Investment Banking & Brokerage - 0.3%
B Riley Financial Inc. (b)	693	30,852
BGC Partners Inc., Class A (b)	10,978	34,471
Cowen Inc., Class A (b)	896	34,621
Evercore Inc., Class A (b)	266	21,879
Houlihan Lokey Inc. (b)	1,688	127,241

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Interactive Brokers Group Inc., Class A (b)	800	$51,128
Jefferies Financial Group Inc. (b)	1,409	41,566
Lazard Ltd., Class A (b)	1,000	31,830
LPL Financial Holdings Inc. (b)	603	131,743
Moelis & Co., Class A	2,170	73,368
Morgan Stanley (b)	9,997	789,863
Oppenheimer Holdings Inc., Class A	285	8,829
Perella Weinberg Partners	1,475	9,337
Piper Sandler Cos.	574	60,121
PJT Partners Inc., Class A	829	55,394
Raymond James Financial Inc.	1,592	157,321
Robinhood Markets Inc., Class A (a)	3,700	37,370
Stifel Financial Corp.	700	36,337
Stonex Group Inc. (a)	592	49,101
The Charles Schwab Corp. (b)	11,981	861,074
The Goldman Sachs Group Inc. (b)	2,592	759,586
Virtu Financial Inc., Class A	1,000	20,770
		3,423,802
IT Consulting & Other Services - 0.1%
Amdocs Ltd. (b)	1,067	84,773
Cerberus Cyber Sentinel Corp. (a)(b)	1,297	3,826
Cognizant Technology Solutions Corp., Class A (b)	4,002	229,875
DXC Technology Co. (a)(b)	1,700	41,616
Elm Co.	115	9,616
EPAM Systems Inc. (a)(b)	465	168,418
Gartner Inc. (a)(b)	589	162,970
Grid Dynamics Holdings Inc. (a)(b)	1,656	31,017
Information Services Group Inc. (b)	1,069	5,089
International Business Machines Corp. (b)	7,053	837,967
Kyndryl Holdings Inc. (a)(b)	559	4,623
Perficient Inc. (a)	1,150	74,773
PFSweb Inc. (a)	481	4,483
The Hackett Group Inc. (b)	903	16,001
Thoughtworks Holding Inc. (a)	500	5,245
Unisys Corp. (a)	2,256	17,033
		1,697,325
Leisure Facilities - 0.0% *
Bowlero Corp. (a)(b)	1,292	15,905
F45 Training Holdings Inc. (a)(b)	1,459	4,508
Life Time Group Holdings Inc. (a)(b)	1,410	13,748
Planet Fitness Inc., Class A (a)	600	34,596
RCI Hospitality Holdings Inc.	294	19,210
SeaWorld Entertainment Inc. (a)	1,420	64,624
Six Flags Entertainment Corp. (a)	600	10,620
Vail Resorts Inc.	300	64,692
Xponential Fitness Inc., Class A (a)	521	9,513
		237,416
Leisure Products - 0.0% *
Acushnet Holdings Corp.	1,182	51,405
AMMO Inc. (a)(b)	3,087	9,045
	Number of Shares	Fair Value
Brunswick Corp. (b)	500	$32,725
Clarus Corp. (b)	972	13,093
Hasbro Inc. (b)	1,100	74,162
Johnson Outdoors Inc., Class A (b)	174	8,928
Latham Group Inc. (a)(b)	1,359	4,879
Malibu Boats Inc., Class A (a)(b)	713	34,217
Marine Products Corp. (b)	208	1,760
MasterCraft Boat Holdings Inc. (a)(b)	646	12,177
Mattel Inc. (a)(b)	3,259	61,725
Peloton Interactive Inc., Class A (a)	2,272	15,745
Polaris Inc.	500	47,825
Smith & Wesson Brands Inc.	1,531	15,876
Solo Brands Inc., Class A (a)	588	2,234
Sturm Ruger & Company Inc.	592	30,068
Topgolf Callaway Brands Corp. (a)(b)	4,710	90,715
Vista Outdoor Inc. (a)	1,928	46,889
YETI Holdings Inc. (a)	500	14,260
		567,728
Life & Health Insurance - 0.1%
Aflac Inc.	4,955	278,471
American Equity Investment Life Holding Co.	2,444	91,137
Bright Health Group Inc. (a)(b)	6,321	6,637
Brighthouse Financial Inc. (a)(b)	370	16,065
CNO Financial Group Inc. (b)	3,832	68,861
Genworth Financial Inc., Class A (a)(b)	16,955	59,342
Globe Life Inc. (b)	600	59,820
Lincoln National Corp. (b)	1,286	56,468
MetLife Inc. (b)	5,542	336,843
National Western Life Group Inc., Class A (b)	75	12,810
Oscar Health Inc., Class A (a)	3,966	19,790
Primerica Inc.	400	49,380
Principal Financial Group Inc.	2,100	151,515
Prudential Financial Inc.	2,902	248,934
Trupanion Inc. (a)	1,311	77,913
Unum Group	1,800	69,840
		1,603,826
Life Sciences Tools & Services - 0.4%
10X Genomics Inc., Class A (a)	900	25,632
Absci Corp. (a)(b)	1,564	4,895
Adaptive Biotechnologies Corp. (a)(b)	3,820	27,198
Agilent Technologies Inc. (b)	2,406	292,449
Akoya Biosciences Inc. (a)(b)	646	7,590
Alpha Teknova Inc. (a)(b)	378	1,262
Avantor Inc. (a)(b)	4,600	90,160
Azenta Inc. (b)	700	30,002
Berkeley Lights Inc. (a)	1,728	4,942
Bionano Genomics Inc. (a)(b)	9,695	17,742
Bio-Rad Laboratories Inc., Class A (a)	161	67,160
Bio-Techne Corp. (b)	310	88,040
Bruker Corp. (b)	761	40,379
Charles River Laboratories International Inc. (a)(b)	428	84,230
Codexis Inc. (a)(b)	2,078	12,593
CryoPort Inc. (a)(b)	1,537	37,441

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Cytek Biosciences Inc. (a)(b)	3,930	$57,850
Danaher Corp. (b)	5,111	1,320,120
Illumina Inc. (a)(b)	1,272	242,685
Inotiv Inc. (a)(b)	547	9,217
IQVIA Holdings Inc. (a)(b)	1,519	275,152
Maravai LifeSciences Holdings Inc., Class A (a)(b)	600	15,318
MaxCyte Inc. (a)(b)	2,888	18,772
Medpace Holdings Inc. (a)(b)	857	134,695
Mettler-Toledo International Inc. (a)(b)	175	189,721
NanoString Technologies Inc. (a)(b)	1,569	20,036
Nautilus Biotechnology Inc. (a)(b)	1,320	2,798
NeoGenomics Inc. (a)(b)	4,257	36,653
Pacific Biosciences of California Inc. (a)	7,750	44,989
PerkinElmer Inc.	1,060	127,550
Quanterix Corp. (a)	1,145	12,618
Quantum-Si Inc. (a)	2,881	7,923
Repligen Corp. (a)	406	75,967
Science 37 Holdings Inc. (a)	1,726	2,779
Seer Inc. (a)	1,729	13,382
Singular Genomics Systems Inc. (a)	1,705	4,262
SomaLogic Inc. (a)	5,082	14,738
Sotera Health Co. (a)	1,300	8,866
Syneos Health Inc. (a)	700	33,005
Thermo Fisher Scientific Inc.	3,067	1,555,552
Waters Corp. (a)	452	121,828
West Pharmaceutical Services Inc.	563	138,543
		5,316,734
Managed Healthcare - 0.5%
Alignment Healthcare Inc. (a)(b)	2,897	34,300
Centene Corp. (a)(b)	4,526	352,168
Clover Health Investments Corp. (a)(b)	13,045	22,176
Elevance Health Inc.	1,886	856,697
HealthEquity Inc. (a)(b)	2,803	188,278
Humana Inc. (b)	983	476,942
Molina Healthcare Inc. (a)(b)	439	144,800
Progyny Inc. (a)	2,520	93,391
UnitedHealth Group Inc.	7,345	3,709,519
		5,878,271
Marine - 0.0% *
Eagle Bulk Shipping Inc.	452	19,517
Eneti Inc.	664	4,429
Genco Shipping & Trading Ltd.	1,236	15,487
Kirby Corp. (a)(b)	600	36,462
Matson Inc. (b)	1,301	80,038
		155,933
Metal & Glass Containers - 0.0% *
AptarGroup Inc.	564	53,597
Ball Corp.	2,392	115,581
Berry Global Group Inc. (a)(b)	918	42,715
Crown Holdings Inc. (b)	947	76,735
Greif Inc., Class A (b)	892	53,136
Greif Inc., Class B (b)	170	10,336
Myers Industries Inc. (b)	1,235	20,340
O-I Glass Inc. (a)	5,389	69,788
Silgan Holdings Inc.	923	38,803
	Number of Shares	Fair Value
TriMas Corp.	1,455	$36,477
		517,508
Mortgage REITs - 0.1%
AFC Gamma Inc. (b)	502	7,681
AGNC Investment Corp. (b)	4,489	37,797
Angel Oak Mortgage Inc. (b)	346	4,145
Annaly Capital Management Inc.	3,575	61,347
Apollo Commercial Real Estate Finance Inc. (b)	4,855	40,296
Arbor Realty Trust Inc.	5,219	60,018
Ares Commercial Real Estate Corp. (b)	1,502	15,696
ARMOUR Residential REIT Inc.	3,485	16,972
Blackstone Mortgage Trust Inc., Class A (b)	5,751	134,228
BrightSpire Capital Inc. (b)	3,231	20,388
Broadmark Realty Capital Inc. (b)	4,443	22,704
Chicago Atlantic Real Estate Finance Inc. (b)	177	2,551
Chimera Investment Corp. (b)	7,981	41,661
Claros Mortgage Trust Inc. (b)	3,175	37,274
Dynex Capital Inc. (b)	1,224	14,260
Ellington Financial Inc. (b)	1,939	22,046
Franklin BSP Realty Trust Inc. (b)	2,891	31,136
Granite Point Mortgage Trust Inc. (b)	1,787	11,508
Hannon Armstrong Sustainable Infrastructure Capital Inc. (b)	2,873	85,989
Invesco Mortgage Capital Inc. (b)	1,107	12,288
KKR Real Estate Finance Trust Inc. (b)	1,768	28,730
Ladder Capital Corp.	3,906	34,998
MFA Financial Inc. (b)	3,524	27,417
New York Mortgage Trust Inc. (b)	13,034	30,500
Nexpoint Real Estate Finance Inc. (b)	224	3,355
Orchid Island Capital Inc.	1,190	9,758
PennyMac Mortgage Investment Trust	3,169	37,331
Ready Capital Corp.	2,529	25,644
Redwood Trust Inc.	4,110	23,591
Rithm Capital Corp. (b)	2,400	17,568
Starwood Property Trust Inc.	2,000	36,440
TPG RE Finance Trust Inc.	2,331	16,317
Two Harbors Investment Corp.	11,937	39,631
		1,011,265
Motorcycle Manufacturers - 0.0% *
Harley-Davidson Inc. (b)	1,100	38,368
Movies & Entertainment - 0.2%
AMC Entertainment Holdings Inc., Class A (a)(b)	3,800	26,486
Cinemark Holdings Inc. (a)(b)	3,767	45,618
Liberty Media Corp-Liberty Braves, Class A (a)	320	9,008
Liberty Media Corp-Liberty Braves, Class C (a)	1,288	35,420
Liberty Media Corp-Liberty Formula One, Class C (a)(b)	1,721	100,678
Lions Gate Entertainment Corp., Class A (a)(b)	1,940	14,414

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Lions Gate Entertainment Corp., Class B (a)(b)	3,980	$27,661
Live Nation Entertainment Inc. (a)(b)	1,128	85,773
Madison Square Garden Entertainment Corp. (a)(b)	886	39,064
Madison Square Garden Sports Corp. (a)(b)	200	27,332
Netflix Inc. (a)(b)	3,525	829,926
Reservoir Media Inc. (a)	578	2,821
Roku Inc. (a)	884	49,858
The Marcus Corp.	759	10,543
The Walt Disney Co. (a)	14,456	1,363,634
Warner Bros Discovery Inc. (a)	19,146	220,179
World Wrestling Entertainment Inc., Class A	300	21,051
		2,909,466
Multi-Line Insurance - 0.0% *
American International Group Inc.	6,375	302,685
Assurant Inc. (b)	436	63,338
Horace Mann Educators Corp. (b)	1,436	50,676
The Hartford Financial Services Group Inc. (b)	2,494	154,478
		571,177
Multi-Sector Holdings - 0.3%
Berkshire Hathaway Inc., Class B (a)	14,243	3,803,166
Cannae Holdings Inc. (a)(b)	2,407	49,729
Compass Diversified Holdings (b)	2,088	37,709
		3,890,604
Multi-Utilities - 0.2%
Ameren Corp.	1,951	157,153
Avista Corp. (b)	2,439	90,365
Black Hills Corp.	2,195	148,667
CenterPoint Energy Inc. (b)	4,737	133,489
CMS Energy Corp. (b)	2,200	128,128
Consolidated Edison Inc. (b)	2,739	234,897
Dominion Energy Inc. (b)	6,342	438,296
DTE Energy Co. (b)	1,584	182,239
NiSource Inc.	3,013	75,897
NorthWestern Corp.	1,829	90,133
Public Service Enterprise Group Inc.	3,969	223,177
Sempra Energy	2,489	373,201
Unitil Corp.	543	25,222
WEC Energy Group Inc.	2,374	212,307
		2,513,171
Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,292	181,125
Boston Properties Inc. (b)	1,200	89,964
Brandywine Realty Trust (b)	5,859	39,548
Corporate Office Properties Trust (b)	3,792	88,088
Cousins Properties Inc. (b)	1,600	37,360
Douglas Emmett Inc. (b)	1,000	17,930
Easterly Government Properties Inc. (b)	3,152	49,707
Equity Commonwealth (b)	3,630	88,427
Franklin Street Properties Corp. (b)	3,489	9,176
	Number of Shares	Fair Value
Highwoods Properties Inc. (b)	600	$16,176
Hudson Pacific Properties Inc. (b)	1,500	16,425
JBG SMITH Properties (b)	600	11,148
Kilroy Realty Corp. (b)	822	34,614
Office Properties Income Trust	1,639	23,028
Orion Office REIT Inc.	1,921	16,809
Paramount Group Inc.	6,426	40,034
Piedmont Office Realty Trust Inc., Class A	4,244	44,817
Postal Realty Trust Inc., Class A	566	8,303
SL Green Realty Corp.	198	7,952
Veris Residential Inc. (a)	2,954	33,587
Vornado Realty Trust	1,100	25,476
		879,694
Office Services & Supplies - 0.0% *
ACCO Brands Corp. (b)	3,194	15,651
CompX International Inc.	19	309
HNI Corp. (b)	1,456	38,598
Interface Inc. (b)	1,990	17,890
Kimball International Inc., Class B (b)	1,162	7,309
MillerKnoll Inc. (b)	2,634	41,090
MSA Safety Inc. (b)	200	21,856
NL Industries Inc.	196	1,515
Pitney Bowes Inc.	5,839	13,605
Steelcase Inc., Class A	2,944	19,195
		177,018
Oil & Gas Drilling - 0.0% *
Diamond Offshore Drilling Inc. (a)(b)	3,368	22,330
Helmerich & Payne Inc. (b)	3,468	128,212
Nabors Industries Ltd. (a)(b)	311	31,551
Patterson-UTI Energy Inc.	7,221	84,341
Valaris Ltd. (a)	2,050	100,327
		366,761
Oil & Gas Equipment & Services - 0.1%
Archrock Inc. (b)	4,644	29,814
Baker Hughes Co. (b)	7,633	159,988
Bristow Group Inc. (a)(b)	796	18,698
Cactus Inc., Class A (b)	1,990	76,476
ChampionX Corp. (b)	6,894	134,916
DMC Global Inc. (a)	663	10,595
Dril-Quip Inc. (a)(b)	1,162	22,682
Expro Group Holdings N.V. (a)(b)	2,636	33,583
Halliburton Co. (b)	6,882	169,435
Helix Energy Solutions Group Inc. (a)(b)	4,635	17,891
Liberty Energy Inc., Class A (a)(b)	4,936	62,588
National Energy Services Reunited Corp. (a)	1,551	9,213
Newpark Resources Inc. (a)(b)	2,709	6,827
NexTier Oilfield Solutions Inc. (a)(b)	6,057	44,822
NOV Inc.	3,400	55,012
Oceaneering International Inc. (a)	3,428	27,287
Oil States International Inc. (a)	1,888	7,344
ProFrac Holding Corp., Class A (a)	465	7,073
ProPetro Holding Corp. (a)	2,970	23,908
RPC Inc.	2,480	17,186

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Schlumberger N.V.	11,050	$396,695
Select Energy Services Inc., Class A (a)	2,381	16,596
Solaris Oilfield Infrastructure Inc., Class A	990	9,266
TETRA Technologies Inc. (a)	4,158	14,927
Tidewater Inc. (a)	1,294	28,080
U.S. Silica Holdings Inc. (a)	2,518	27,572
Weatherford International PLC (a)	2,434	78,594
		1,507,068
Oil & Gas Exploration & Production - 0.4%
Amplify Energy Corp. (a)(b)	1,065	6,997
Antero Resources Corp. (a)(b)	2,500	76,325
APA Corp. (b)	2,500	85,475
Berry Corp. (b)	2,697	20,228
Brigham Minerals Inc., Class A (b)	1,754	43,271
California Resources Corp. (b)	2,564	98,535
Callon Petroleum Co. (a)(b)	1,703	59,622
Chesapeake Energy Corp. (b)	1,000	94,210
Chord Energy Corp. (b)	1,402	191,752
Civitas Resources Inc. (b)	2,488	142,786
CNX Resources Corp. (a)(b)	6,321	98,165
Comstock Resources Inc. (a)(b)	3,148	54,429
ConocoPhillips (b)	10,272	1,051,236
Continental Resources Inc. (b)	300	20,043
Coterra Energy Inc. (b)	6,527	170,485
Crescent Energy Co., Class A (b)	1,075	14,480
Denbury Inc. (a)(b)	1,712	147,677
Devon Energy Corp. (b)	5,129	308,407
Diamondback Energy Inc. (b)	1,431	172,378
Earthstone Energy Inc., Class A (a)(b)	1,447	17,827
Empire Petroleum Corp. (a)(b)	170	2,236
EOG Resources Inc. (b)	4,653	519,880
EQT Corp. (b)	3,002	122,331
Gulfport Energy Corp. (a)(b)	378	33,374
Hess Corp. (b)	2,213	241,195
HighPeak Energy Inc. (b)	177	3,834
Kosmos Energy Ltd. (a)(b)	15,178	78,470
Laredo Petroleum Inc. (a)(b)	586	36,830
Magnolia Oil & Gas Corp., Class A (b)	5,624	111,411
Marathon Oil Corp. (b)	5,287	119,380
Matador Resources Co. (b)	3,803	186,043
Murphy Oil Corp. (b)	4,976	175,006
Northern Oil & Gas Inc.	2,264	62,056
Ovintiv Inc.	1,900	87,400
PDC Energy Inc.	600	34,674
Permian Resources Corp. (a)	7,068	48,062
Pioneer Natural Resources Co.	1,919	415,521
Piramal Pharma Ltd. (a)	5,412	14,493
Range Resources Corp.	2,000	50,520
Ranger Oil Corp., Class A	719	22,613
Riley Exploration Permian Inc.	321	6,093
Ring Energy Inc. (a)	2,632	6,106
SandRidge Energy Inc. (a)	1,064	17,354
SilverBow Resources Inc. (a)	375	10,080
Sitio Royalties Corp.	460	10,171
SM Energy Co.	4,088	153,750
Southwestern Energy Co. (a)	8,400	51,408
Talos Energy Inc. (a)	2,262	37,662
	Number of Shares	Fair Value
Tellurian Inc. (a)	17,611	$42,090
Texas Pacific Land Corp.	46	81,753
VAALCO Energy Inc.	1,922	8,380
W&T Offshore Inc. (a)	3,340	19,572
		5,684,076
Oil & Gas Refining & Marketing - 0.1%
Aemetis Inc. (a)(b)	910	5,569
Alto Ingredients Inc. (a)	2,317	8,434
Archaea Energy Inc. (a)(b)	2,030	36,560
Clean Energy Fuels Corp. (a)(b)	5,778	30,855
CVR Energy Inc. (b)	1,011	29,299
Delek US Holdings Inc. (b)	2,435	66,086
Gevo Inc. (a)(b)	6,553	14,941
Green Plains Inc. (a)(b)	1,819	52,878
HF Sinclair Corp. (b)	1,000	53,840
Marathon Petroleum Corp. (b)	3,868	384,208
Par Pacific Holdings Inc. (a)	1,661	27,257
PBF Energy Inc., Class A (a)	3,257	114,516
Phillips 66	3,741	301,973
REX American Resources Corp. (a)	528	14,742
Valero Energy Corp.	3,086	329,739
Vertex Energy Inc. (a)	1,821	11,345
World Fuel Services Corp.	2,149	50,373
		1,532,615
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp. (b)	1,600	14,688
Cheniere Energy Inc. (b)	1,979	328,336
Dorian LPG Ltd.	1,021	13,855
DT Midstream Inc. (a)(b)	750	38,918
Equitrans Midstream Corp. (b)	13,855	103,635
Excelerate Energy Inc., Class A (b)	611	14,297
International Seaways Inc.	1,684	59,159
Kinder Morgan Inc. (b)	15,117	251,547
Kinetik Holdings Inc., Class A (b)	558	18,180
New Fortress Energy Inc. (b)	300	13,113
NextDecade Corp. (a)(b)	934	5,623
ONEOK Inc.	3,555	182,158
Targa Resources Corp.	1,647	99,380
The Williams Companies Inc.	9,937	284,496
		1,427,385
Other Diversified Financial Services - 0.0% *
Alerus Financial Corp. (b)	479	10,586
Apollo Global Management Inc. (b)	3,454	160,611
Equitable Holdings Inc. (b)	2,900	76,415
Jackson Financial Inc., Class A (b)	2,615	72,566
Voya Financial Inc.	1,000	60,500
		380,678
Packaged Foods & Meats - 0.3%
B&G Foods Inc. (b)	2,348	38,719
Beyond Meat Inc. (a)	2,125	30,111
BRC Inc. (a)(b)	771	5,960
Calavo Growers Inc. (b)	586	18,605
Cal-Maine Foods Inc. (b)	1,313	72,990
Campbell Soup Co. (b)	1,400	65,968
Conagra Brands Inc. (b)	3,500	114,205
Flowers Foods Inc. (b)	1,200	29,628

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Freshpet Inc. (a)(b)	400	$20,036
General Mills Inc. (b)	4,730	362,365
Hormel Foods Corp. (b)	2,378	108,056
Hostess Brands Inc. (a)(b)	4,640	107,834
J&J Snack Foods Corp. (b)	527	68,231
John B Sanfilippo & Son Inc. (b)	302	22,870
Kellogg Co. (b)	1,850	128,871
Lamb Weston Holdings Inc. (b)	1,186	91,773
Lancaster Colony Corp. (b)	654	98,283
Landec Corp. (a)(b)	808	7,183
McCormick & Company Inc. (b)	2,077	148,028
Mission Produce Inc. (a)(b)	1,348	19,492
Mondelez International Inc., Class A (b)	10,802	592,274
Pilgrim's Pride Corp. (a)	300	6,906
Post Holdings Inc. (a)	400	32,764
Seneca Foods Corp., Class A (a)	184	9,281
Sovos Brands Inc. (a)	941	13,400
SunOpta Inc. (a)	3,331	30,312
Tattooed Chef Inc. (a)	1,583	7,883
The Hain Celestial Group Inc. (a)(b)	2,599	43,871
The Hershey Co. (b)	1,194	263,241
The J M Smucker Co. (b)	821	112,814
The Kraft Heinz Co. (b)	5,729	191,062
The Simply Good Foods Co. (a)	3,031	96,962
Tootsie Roll Industries Inc.	510	16,973
TreeHouse Foods Inc. (a)	1,763	74,786
Tyson Foods Inc., Class A	2,332	153,749
Utz Brands Inc.	2,247	33,930
Vital Farms Inc. (a)	952	11,395
Whole Earth Brands Inc. (a)	1,643	6,309
		3,257,120
Paper Packaging - 0.1%
Avery Dennison Corp.	642	104,453
Cryptyde Inc. (a)(b)	1,068	740
Graphic Packaging Holding Co. (b)	3,000	59,220
International Paper Co. (b)	2,723	86,319
Packaging Corp. of America	683	76,694
Pactiv Evergreen Inc.	1,527	13,331
Ranpak Holdings Corp. (a)	1,731	5,920
Sealed Air Corp.	1,005	44,733
SIG Group AG (a)	5,762	117,283
Sonoco Products Co.	700	39,711
Westrock Co.	1,900	58,691
		607,095
Paper Products - 0.0% *
Clearwater Paper Corp. (a)(b)	562	21,131
Glatfelter Corp. (b)	1,418	4,410
Sylvamo Corp.	1,217	41,256
		66,797
Personal Products - 0.1%
BellRing Brands Inc. (a)(b)	4,475	92,230
Coty Inc., Class A (a)(b)	1,800	11,376
Edgewell Personal Care Co. (b)	1,739	65,039
elf Beauty Inc. (a)(b)	1,671	62,863
Herbalife Nutrition Ltd. (a)(b)	3,332	66,274
Inter Parfums Inc. (b)	618	46,634
	Number of Shares	Fair Value
Medifast Inc. (b)	367	$39,768
Nature's Sunshine Products Inc. (a)(b)	546	4,499
Nu Skin Enterprises Inc., Class A	1,731	57,763
Olaplex Holdings Inc. (a)	600	5,730
The Beauty Health Co. (a)(b)	3,430	40,440
The Estee Lauder Companies Inc., Class A (b)	1,766	381,279
The Honest Company Inc. (a)	1,989	6,962
Thorne HealthTech Inc. (a)	801	3,789
USANA Health Sciences Inc. (a)	381	21,355
Veru Inc. (a)	2,224	25,620
		931,621
Pharmaceuticals - 1.0%
Aclaris Therapeutics Inc. (a)(b)	2,044	32,173
Aerie Pharmaceuticals Inc. (a)(b)	1,541	23,315
Amneal Pharmaceuticals Inc. (a)(b)	3,365	6,797
Amphastar Pharmaceuticals Inc. (a)(b)	1,320	37,092
Amylyx Pharmaceuticals Inc. (a)(b)	1,190	33,499
AN2 Therapeutics Inc. (a)	116	2,016
ANI Pharmaceuticals Inc. (a)(b)	415	13,338
Arvinas Inc. (a)(b)	1,635	72,741
Atea Pharmaceuticals Inc. (a)	2,571	14,629
Athira Pharma Inc. (a)(b)	927	2,753
Axsome Therapeutics Inc. (a)(b)	988	44,085
Bausch Health Companies Inc. (a)	4,400	30,549
Bristol-Myers Squibb Co. (b)	16,729	1,189,265
Cara Therapeutics Inc. (a)(b)	1,486	13,909
Cassava Sciences Inc. (a)(b)	1,302	54,450
Catalent Inc. (a)(b)	1,329	96,166
CinCor Pharma Inc. (a)(b)	430	14,113
Collegium Pharmaceutical Inc. (a)	1,144	18,327
Corcept Therapeutics Inc. (a)(b)	2,957	75,817
DICE Therapeutics Inc. (a)(b)	946	19,185
Edgewise Therapeutics Inc. (a)(b)	960	9,446
Elanco Animal Health Inc. (a)(b)	3,182	39,489
Eli Lilly & Co. (b)	6,707	2,168,708
Esperion Therapeutics Inc. (a)(b)	2,081	13,943
Evolus Inc. (a)(b)	1,180	9,499
EyePoint Pharmaceuticals Inc. (a)(b)	800	6,328
Fulcrum Therapeutics Inc. (a)(b)	1,046	8,462
Harmony Biosciences Holdings Inc. (a)(b)	904	40,038
Innoviva Inc. (a)(b)	2,161	25,089
Intra-Cellular Therapies Inc. (a)(b)	3,094	143,964
Johnson & Johnson (b)	20,737	3,387,596
Liquidia Corp. (a)(b)	1,458	7,932
Merck & Company Inc. (b)	19,892	1,713,099
Nektar Therapeutics (a)(b)	6,130	19,616
NGM Biopharmaceuticals Inc. (a)(b)	1,322	17,292
Nuvation Bio Inc. (a)	3,871	8,671

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Ocular Therapeutix Inc. (a)	2,508	$10,408
Organon & Co.	2,390	55,926
Pacira BioSciences Inc. (a)	1,508	80,211
Pfizer Inc.	44,595	1,951,477
Phathom Pharmaceuticals Inc. (a)	938	10,393
Phibro Animal Health Corp., Class A	721	9,582
Prestige Consumer Healthcare Inc. (a)	1,693	84,362
Provention Bio Inc. (a)	1,775	7,988
Reata Pharmaceuticals Inc., Class A (a)	944	23,723
Relmada Therapeutics Inc. (a)	917	33,947
Revance Therapeutics Inc. (a)	2,403	64,881
Royalty Pharma PLC, Class A	3,000	120,540
SIGA Technologies Inc.	1,586	16,336
Supernus Pharmaceuticals Inc. (a)	1,690	57,206
Tarsus Pharmaceuticals Inc. (a)	566	9,690
Theseus Pharmaceuticals Inc. (a)	639	3,706
Tricida Inc. (a)	1,063	11,140
Ventyx Biosciences Inc. (a)	736	25,694
Viatris Inc.	10,000	85,200
Xeris Biopharma Holdings Inc. (a)	4,025	6,279
Zoetis Inc.	3,722	551,935
Zogenix Inc. (a)	2,206	1,500
		12,635,515
Property & Casualty Insurance - 0.2%
Ambac Financial Group Inc. (a)	1,536	19,584
American Financial Group Inc.	481	59,129
AMERISAFE Inc. (b)	653	30,515
Arch Capital Group Ltd. (a)(b)	3,000	136,620
Assured Guaranty Ltd. (b)	500	24,225
Axis Capital Holdings Ltd. (b)	800	39,320
Cincinnati Financial Corp. (b)	1,165	104,349
CNA Financial Corp. (b)	200	7,380
Donegal Group Inc., Class A (b)	451	6,084
Employers Holdings Inc. (b)	948	32,697
Erie Indemnity Co., Class A (b)	164	36,459
Fidelity National Financial Inc. (b)	2,000	72,400
First American Financial Corp. (b)	700	32,270
HCI Group Inc. (b)	241	9,447
Investors Title Co. (b)	54	7,614
Kemper Corp. (b)	600	24,756
Kinsale Capital Group Inc. (b)	731	186,712
Lemonade Inc. (a)(b)	1,544	32,702
Loews Corp. (b)	1,500	74,760
Markel Corp. (a)(b)	96	104,085
MBIA Inc. (a)(b)	1,617	14,876
Mercury General Corp. (b)	920	26,146
NI Holdings Inc. (a)(b)	227	3,033
Old Republic International Corp.	2,410	50,441
Palomar Holdings Inc. (a)	837	70,074
ProAssurance Corp.	1,855	36,191
RLI Corp.	1,317	134,835
Root Inc., Class A (a)	228	1,797
Safety Insurance Group Inc.	490	39,964
Selective Insurance Group Inc.	2,014	163,940
	Number of Shares	Fair Value
Stewart Information Services Corp.	924	$40,323
The Allstate Corp.	2,191	272,845
The Hanover Insurance Group Inc. (b)	300	38,442
The Progressive Corp.	4,667	542,352
The Travelers Companies Inc.	1,891	289,701
Tiptree Inc.	733	7,887
Trean Insurance Group Inc. (a)	1,000	3,400
United Fire Group Inc.	725	20,829
Universal Insurance Holdings Inc.	853	8,402
W R Berkley Corp.	1,531	98,872
White Mountains Insurance Group Ltd.	24	31,273
		2,936,731
Publishing - 0.0% *
Daily Journal Corp. (a)(b)	39	9,999
Gannett Company Inc. (a)(b)	4,520	6,916
John Wiley & Sons Inc., Class A (b)	1,488	55,889
News Corp., Class A	2,694	40,706
News Corp., Class B (b)	874	13,477
Scholastic Corp.	944	29,038
The New York Times., Class A (b)	1,001	28,779
		184,804
Railroads - 0.1%
CSX Corp. (b)	17,084	455,118
Norfolk Southern Corp.	1,838	385,337
Union Pacific Corp.	4,919	958,319
		1,798,774
Real Estate Development - 0.0% *
Forestar Group Inc. (a)(b)	584	6,535
Stratus Properties Inc.	173	4,031
The Howard Hughes Corp. (a)(b)	400	22,156
		32,722
Real Estate Operating Companies - 0.0% *
DigitalBridge Group Inc.	5,471	68,442
FRP Holdings Inc. (a)(b)	237	12,884
Kennedy-Wilson Holdings Inc. (b)	4,096	63,324
Seritage Growth Properties, Class A (a)	1,463	13,196
Transcontinental Realty Investors Inc. (a)	85	3,430
		161,276
Real Estate Services - 0.0% *
Anywhere Real Estate Inc. (a)(b)	3,981	32,286
CBRE Group Inc., Class A (a)(b)	2,682	181,062
Compass Inc., Class A (a)(b)	8,942	20,745
Cushman & Wakefield PLC (a)	5,341	61,154
Doma Holdings Inc. (a)(b)	3,524	1,548
Douglas Elliman Inc. (b)	2,487	10,197
eXp World Holdings Inc. (b)	2,346	26,299
Jones Lang LaSalle Inc. (a)(b)	400	60,428
Marcus & Millichap Inc. (b)	849	27,830
Newmark Group Inc., Class A (b)	4,782	38,543
Offerpad Solutions Inc. (a)	1,822	2,205

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Opendoor Technologies Inc. (a)	5,500	$17,105
RE/MAX Holdings Inc., Class A	624	11,800
Redfin Corp. (a)	3,585	20,936
Zillow Group Inc., Class A (a)	200	5,726
Zillow Group Inc., Class C (a)	1,400	40,054
		557,918
Regional Banks - 0.8%
1st Source Corp. (b)	547	25,326
ACNB Corp.	262	7,870
Allegiance Bancshares Inc. (b)	659	27,434
Amalgamated Financial Corp.	442	9,967
Amerant Bancorp Inc.	955	23,722
American National Bankshares Inc.	402	12,844
Ameris Bancorp. (b)	2,228	99,614
Arrow Financial Corp.	470	13,536
Associated Banc-Corp.	5,022	100,842
Atlantic Union Bankshares Corp.	2,516	76,436
Banc of California Inc. (b)	1,882	30,056
BancFirst Corp. (b)	680	60,840
Bank First Corp. (b)	216	16,520
Bank of Hawaii Corp.	300	22,836
Bank of Marin Bancorp	524	15,694
Bank OZK (b)	1,300	51,428
BankUnited Inc. (b)	2,628	89,799
Bankwell Financial Group Inc. (b)	165	4,803
Banner Corp. (b)	1,184	69,951
Bar Harbor Bankshares	522	13,843
Baycom Corp. (b)	391	6,874
BCB Bancorp Inc.	443	7,456
Berkshire Hills Bancorp Inc.	1,487	40,595
Blue Ridge Bankshares Inc.	542	6,889
BOK Financial Corp. (b)	300	26,658
Brookline Bancorp Inc. (b)	2,599	30,278
Business First Bancshares Inc. (b)	704	15,157
Byline Bancorp Inc. (b)	828	16,767
Cadence Bank (b)	6,188	157,237
Cambridge Bancorp (b)	230	18,340
Camden National Corp. (b)	486	20,704
Capital Bancorp Inc. (b)	269	6,214
Capital City Bank Group Inc. (b)	432	13,440
Capstar Financial Holdings Inc. (b)	719	13,323
Carter Bankshares Inc. (a)	858	13,814
Cathay General Bancorp (b)	2,423	93,189
CBTX Inc.	615	17,989
Central Pacific Financial Corp. (b)	911	18,849
Citizens & Northern Corp. (b)	583	14,097
Citizens Financial Group Inc. (b)	3,652	125,483
City Holding Co. (b)	506	44,877
Civista Bancshares Inc. (b)	473	9,819
CNB Financial Corp. (b)	531	12,516
Coastal Financial Corp. (a)(b)	333	13,233
Colony Bankcorp Inc. (b)	495	6,450
Columbia Banking System Inc. (b)	2,645	76,414
Comerica Inc. (b)	964	68,540
Commerce Bancshares Inc. (b)	765	50,612
	Number of Shares	Fair Value
Community Bank System Inc. (b)	1,800	$108,144
Community Trust Bancorp Inc. (b)	530	21,491
ConnectOne Bancorp Inc. (b)	1,268	29,240
CrossFirst Bankshares Inc. (a)	1,535	20,032
Cullen/Frost Bankers Inc. (b)	400	52,888
Customers Bancorp Inc. (a)(b)	1,063	31,337
CVB Financial Corp. (b)	4,556	115,358
Dime Community Bancshares Inc. (b)	1,142	33,438
Eagle Bancorp Inc. (b)	1,094	49,033
East West Bancorp Inc. (b)	993	66,670
Eastern Bankshares Inc. (b)	5,265	103,405
Enterprise Bancorp Inc. (b)	301	9,003
Enterprise Financial Services Corp. (b)	1,217	53,597
Equity Bancshares Inc., Class A (b)	510	15,111
Esquire Financial Holdings Inc. (b)	212	7,961
Farmers & Merchants Bancorp Inc./Archbold (b)	399	10,721
Farmers National Banc Corp. (b)	1,048	13,718
FB Financial Corp. (b)	1,250	47,762
Fifth Third Bancorp. (b)	5,133	164,051
Financial Institutions Inc. (b)	481	11,578
First Bancorp Inc. (b)	314	8,651
First Bancorp/Southern Pines NC (b)	1,213	44,372
First Bank (b)	639	8,735
First Busey Corp. (b)	1,774	38,992
First Business Financial Services Inc. (b)	247	7,981
First Citizens BancShares Inc., Class A (b)	89	70,971
First Commonwealth Financial Corp. (b)	3,213	41,255
First Community Bancshares Inc. (b)	545	17,456
First Financial Bancorp. (b)	3,225	67,983
First Financial Bankshares Inc. (b)	4,390	183,634
First Financial Corp. (b)	383	17,308
First Foundation Inc.	1,751	31,763
First Guaranty Bancshares Inc. (b)	169	3,698
First Hawaiian Inc.	800	19,704
First Horizon Corp. (b)	4,000	91,600
First Internet Bancorp (b)	296	10,023
First Interstate BancSystem Inc., Class A (b)	3,085	124,480
First Merchants Corp. (b)	1,984	76,741
First Mid Bancshares Inc. (b)	631	20,173
First Republic Bank (b)	1,482	193,475
First Western Financial Inc. (a)(b)	237	5,842
Five Star Bancorp (b)	409	11,599
Flushing Financial Corp. (b)	970	18,789
FNB Corp. (b)	2,200	25,520
Fulton Financial Corp. (b)	5,454	86,173
FVCBankcorp Inc. (a)(b)	360	6,901
German American Bancorp Inc. (b)	947	33,817
Glacier Bancorp Inc. (b)	3,754	184,434
Great Southern Bancorp Inc. (b)	322	18,377
Guaranty Bancshares Inc. (b)	267	9,236

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Hancock Whitney Corp. (b)	2,908	$133,215
Hanmi Financial Corp. (b)	1,025	24,272
HarborOne Bancorp Inc. (b)	1,541	20,680
HBT Financial Inc. (b)	427	7,750
Heartland Financial USA Inc. (b)	1,420	61,571
Heritage Commerce Corp. (b)	1,985	22,510
Heritage Financial Corp. (b)	1,181	31,261
Hilltop Holdings Inc. (b)	1,683	41,823
Home BancShares Inc. (b)	6,419	144,492
HomeStreet Inc. (b)	606	17,459
HomeTrust Bancshares Inc. (b)	515	11,381
Hope Bancorp Inc. (b)	4,004	50,611
Horizon Bancorp Inc. (b)	1,366	24,533
Huntington Bancshares Inc. (b)	10,846	142,950
Independent Bank Corp. (b)	2,286	130,965
Independent Bank Group Inc. (b)	1,235	75,817
International Bancshares Corp. (b)	1,809	76,882
John Marshall Bancorp Inc. (b)	355	8,719
KeyCorp (b)	7,751	124,171
Lakeland Bancorp Inc. (b)	2,126	34,037
Lakeland Financial Corp. (b)	848	61,743
Live Oak Bancshares Inc. (b)	1,122	34,333
M&T Bank Corp. (b)	1,452	256,017
Macatawa Bank Corp. (b)	800	7,408
Mercantile Bank Corp. (b)	514	15,271
Metrocity Bankshares Inc. (b)	660	12,962
Metropolitan Bank Holding Corp. (a)(b)	349	22,462
Mid Penn Bancorp Inc. (b)	458	13,158
Midland States Bancorp Inc. (b)	709	16,711
MidWestOne Financial Group Inc. (b)	453	12,362
MVB Financial Corp. (b)	333	9,267
National Bank Holdings Corp., Class A (b)	1,003	37,101
NBT Bancorp Inc. (b)	1,444	54,800
Nicolet Bankshares Inc. (a)(b)	420	29,585
Northeast Bank	207	7,591
Northwest Bancshares Inc.	4,195	56,674
OceanFirst Financial Corp.	1,992	37,131
Old National Bancorp	9,905	163,135
Old Second Bancorp Inc.	1,428	18,635
Origin Bancorp Inc.	767	29,506
Orrstown Financial Services Inc.	338	8,085
Pacific Premier Bancorp Inc.	3,157	97,741
PacWest Bancorp	1,300	29,380
Park National Corp.	496	61,742
Parke Bancorp Inc.	305	6,393
Pathward Financial Inc. (b)	997	32,861
PCB Bancorp	351	6,343
PCSB Financial Corp.	380	6,813
Peapack-Gladstone Financial Corp.	582	19,584
Peoples Bancorp Inc.	945	27,339
Peoples Financial Services Corp.	270	12,647
Pinnacle Financial Partners Inc.	686	55,635
Preferred Bank	469	30,593
Premier Financial Corp.	1,210	31,097
Primis Financial Corp.	715	8,673
	Number of Shares	Fair Value
Professional Holding Corp., Class A (a)	410	$10,635
Prosperity Bancshares Inc.	900	60,012
QCR Holdings Inc.	566	28,832
RBB Bancorp	485	10,078
Red River Bancshares Inc.	132	6,525
Regions Financial Corp.	7,077	142,035
Renasant Corp.	1,891	59,150
Republic Bancorp Inc., Class A	293	11,222
Republic First Bancorp Inc. (a)	1,402	3,968
S&T Bancorp Inc.	1,340	39,275
Sandy Spring Bancorp Inc.	1,531	53,983
Seacoast Banking Corporation of Florida	2,096	63,362
ServisFirst Bancshares Inc.	1,693	135,440
Shore Bancshares Inc.	697	12,072
Sierra Bancorp	444	8,769
Signature Bank	536	80,936
Silvergate Capital Corp., Class A (a)	1,056	79,570
Simmons First National Corp., Class A	4,211	91,758
SmartFinancial Inc.	510	12,602
South Plains Financial Inc.	321	8,847
South State Corp.	2,535	200,569
Southern First Bancshares Inc. (a)	247	10,290
Southside Bancshares Inc.	1,050	37,128
Stock Yards Bancorp Inc.	990	67,330
Summit Financial Group Inc.	361	9,725
SVB Financial Group (a)	491	164,868
Synovus Financial Corp.	1,118	41,936
Texas Capital Bancshares Inc. (a)	1,711	101,000
The Bancorp Inc. (a)(b)	1,913	42,048
The First Bancshares Inc. (b)	661	19,744
The First of Long Island Corp. (b)	787	13,568
The PNC Financial Services Group Inc.	3,215	480,385
Third Coast Bancshares Inc. (a)	387	6,622
Tompkins Financial Corp.	481	34,930
TowneBank	2,331	62,541
TriCo Bancshares	1,092	48,758
Triumph Bancorp Inc. (a)	788	42,828
Truist Financial Corp.	10,398	452,729
Trustmark Corp.	2,120	64,936
UMB Financial Corp.	1,485	125,171
Umpqua Holdings Corp.	1,500	25,635
United Bankshares Inc.	4,408	157,586
United Community Banks Inc.	3,583	118,597
Unity Bancorp Inc.	208	5,223
Univest Financial Corp.	991	23,269
USCB Financial Holdings Inc. (a)	296	3,881
Valley National Bancorp	14,549	157,129
Veritex Holdings Inc.	1,813	48,208
Washington Federal Inc.	2,244	67,275
Washington Trust Bancorp Inc.	589	27,377
Webster Financial Corp.	1,372	62,014
WesBanco Inc.	2,020	67,407
West BanCorp Inc.	515	10,717
Westamerica BanCorp	898	46,956
Western Alliance Bancorp	800	52,592
Wintrust Financial Corp.	400	32,620

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Zions Bancorp NA	1,175	$59,760
		10,591,696
Reinsurance - 0.0% *
Alleghany Corp. (a)	93	78,061
Reinsurance Group of America Inc.	500	62,905
		140,966
Renewable Electricity - 0.0% *
Altus Power Inc. (a)(b)	1,328	14,621
Brookfield Renewable Corp., Class A (b)	1,300	42,484
Brookfield Renewable Corp., Class A	2,500	82,129
Clearway Energy Inc., Class A (b)	1,195	34,775
Clearway Energy Inc., Class C (b)	2,761	87,938
Montauk Renewables Inc. (a)(b)	2,177	37,967
Ormat Technologies Inc.	1,530	131,886
Sunnova Energy International Inc. (a)	3,338	73,703
		505,503
Research & Consulting Services - 0.1%
Atlas Technical Consultants Inc. (a)	486	3,232
Booz Allen Hamilton Holding Corp.	1,124	103,801
CACI International Inc., Class A (a)(b)	200	52,212
CBIZ Inc. (a)(b)	1,636	69,988
CoStar Group Inc. (a)(b)	3,228	224,830
CRA International Inc. (b)	241	21,386
Dun & Bradstreet Holdings Inc. (b)	2,100	26,019
Equifax Inc. (b)	991	169,887
Exponent Inc. (b)	1,741	152,634
Forrester Research Inc. (a)(b)	379	13,648
Franklin Covey Co. (a)(b)	425	19,291
FTI Consulting Inc. (a)(b)	300	49,713
Huron Consulting Group Inc. (a)(b)	724	47,965
ICF International Inc. (b)	638	69,555
Jacobs Solutions Inc.	900	97,641
KBR Inc. (b)	1,300	56,186
LegalZoom.Com Inc. (a)(b)	3,351	28,718
Leidos Holdings Inc. (b)	1,091	95,430
Nielsen Holdings PLC (b)	2,700	74,844
Planet Labs PBC (a)	5,270	28,616
Red Violet Inc. (a)	287	4,971
Resources Connection Inc.	1,074	19,407
Science Applications International Corp.	400	35,372
Spire Global Inc. (a)	3,679	3,973
TransUnion	1,489	88,581
Verisk Analytics Inc.	1,246	212,480
Willdan Group Inc. (a)	378	5,598
		1,775,978
Residential REITs - 0.1%
American Homes 4 Rent, Class A (b)	2,200	72,182
Apartment Income REIT Corp. (b)	1,351	52,176
	Number of Shares	Fair Value
Apartment Investment & Management Co., Class A (b)	5,126	$37,420
AvalonBay Communities Inc.	1,105	203,530
Bluerock Residential Growth REIT Inc. (b)	974	26,054
BRT Apartments Corp.	378	7,677
Camden Property Trust (b)	738	88,154
Centerspace (b)	528	35,545
Clipper Realty Inc. (b)	311	2,168
Equity LifeStyle Properties Inc. (b)	1,502	94,386
Equity Residential (b)	3,012	202,467
Essex Property Trust Inc. (b)	504	122,084
Independence Realty Trust Inc. (b)	7,484	125,207
Invitation Homes Inc. (b)	4,670	157,706
Mid-America Apartment Communities Inc. (b)	924	143,285
NexPoint Residential Trust Inc. (b)	779	35,997
Sun Communities Inc.	920	124,504
UDR Inc.	2,347	97,893
UMH Properties Inc.	1,692	27,326
Washington Real Estate Investment Trust	3,024	53,101
		1,708,862
Restaurants - 0.3%
Aramark (b)	1,800	56,160
Biglari Holdings Inc., Class B (a)(b)	20	2,312
BJ's Restaurants Inc. (a)(b)	755	18,007
Bloomin' Brands Inc.	3,044	55,796
Brinker International Inc. (a)(b)	1,486	37,120
Chipotle Mexican Grill Inc. (a)(b)	219	329,104
Chuy's Holdings Inc. (a)(b)	601	13,931
Cracker Barrel Old Country Store Inc. (b)	779	72,120
Darden Restaurants Inc. (b)	900	113,688
Dave & Buster's Entertainment Inc. (a)(b)	1,480	45,924
Denny's Corp. (a)(b)	2,013	18,942
Dine Brands Global Inc. (b)	499	31,716
Domino's Pizza Inc. (b)	280	86,856
El Pollo Loco Holdings Inc. (a)(b)	689	6,146
First Watch Restaurant Group Inc. (a)(b)	287	4,156
Jack in the Box Inc. (b)	728	53,923
Krispy Kreme Inc. (b)	2,459	28,352
Kura Sushi USA Inc., Class A (a)(b)	151	11,111
McDonald's Corp. (b)	5,860	1,352,136
Noodles & Co. (a)	1,224	5,753
Papa John's International Inc.	1,112	77,851
Portillo's Inc., Class A (a)	652	12,838
Ruth's Hospitality Group Inc.	1,092	18,411
Shake Shack Inc., Class A (a)	1,294	58,204
Starbucks Corp.	9,080	765,081
Sweetgreen Inc., Class A (a)	2,958	54,723
Texas Roadhouse Inc.	2,264	197,557
The Cheesecake Factory Inc. (b)	1,714	50,186
The ONE Group Hospitality Inc. (a)	940	6,242
The Wendy's Co.	1,800	33,642
Wingstop Inc.	1,011	126,800

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Yum! Brands Inc.	2,181	$231,928
		3,976,716
Retail REITs - 0.2%
Acadia Realty Trust	3,213	40,548
Agree Realty Corp.	2,663	179,966
Alexander's Inc.	71	14,836
Brixmor Property Group Inc. (b)	2,800	51,716
CBL & Associates Properties Inc. (b)	901	23,075
Federal Realty Investment Trust (b)	700	63,084
Getty Realty Corp. (b)	1,448	38,937
InvenTrust Properties Corp. (b)	2,344	49,997
Kimco Realty Corp. (b)	5,034	92,676
Kite Realty Group Trust (b)	7,353	126,619
National Retail Properties Inc. (b)	1,700	67,762
NETSTREIT Corp. (b)	2,057	36,635
Phillips Edison & Company Inc.	3,855	108,133
Realty Income Corp.	4,697	273,365
Regency Centers Corp.	1,500	80,775
Retail Opportunity Investments Corp.	4,175	57,448
RPT Realty	2,842	21,486
Saul Centers Inc.	397	14,887
Simon Property Group Inc.	2,563	230,029
SITE Centers Corp.	6,551	70,161
Spirit Realty Capital Inc.	1,200	43,392
Tanger Factory Outlet Centers Inc.	3,498	47,853
The Macerich Co. (b)	7,458	59,216
The Necessity Retail REIT Inc. (b)	4,571	26,877
Urban Edge Properties	3,955	52,760
Urstadt Biddle Properties Inc., Class A	992	15,386
Whitestone REIT	1,560	13,198
		1,900,817
Security & Alarm Services - 0.0% *
CoreCivic Inc. (a)(b)	4,158	36,757
The Brink's Co. (b)	1,560	75,566
The GEO Group Inc. (a)(b)	4,023	30,977
		143,300
Semiconductor Equipment - 0.2%
ACM Research Inc., Class A (a)(b)	1,629	20,297
Amkor Technology Inc.	3,507	59,794
Applied Materials Inc.	7,034	576,296
Atomera Inc. (a)(b)	634	6,422
Axcelis Technologies Inc. (a)	1,098	66,495
AXT Inc. (a)(b)	1,284	8,603
Cohu Inc. (a)(b)	1,652	42,589
CyberOptics Corp. (a)(b)	227	12,208
Enphase Energy Inc. (a)(b)	1,046	290,234
Entegris Inc. (b)	1,082	89,828
FormFactor Inc. (a)(b)	2,623	65,706
Ichor Holdings Ltd. (a)	951	23,024
KLA Corp. (b)	1,158	350,445
Lam Research Corp. (b)	1,077	394,182
MKS Instruments Inc. (b)	400	33,056
Onto Innovation Inc. (a)	1,673	107,156
PDF Solutions Inc. (a)	1,023	25,094
	Number of Shares	Fair Value
Photronics Inc. (a)	2,056	$30,059
Teradyne Inc.	1,329	99,874
Ultra Clean Holdings Inc. (a)	1,555	40,041
Veeco Instruments Inc. (a)	1,703	31,199
		2,372,602
Semiconductors - 0.9%
Advanced Micro Devices Inc. (a)	12,800	811,008
Alpha & Omega Semiconductor Ltd. (a)	747	22,978
Ambarella Inc. (a)(b)	1,227	68,933
Analog Devices Inc.	4,169	580,908
Broadcom Inc. (b)	3,124	1,387,087
CEVA Inc. (a)(b)	777	20,381
Cirrus Logic Inc. (a)(b)	600	41,280
Credo Technology Group Holding Ltd. (a)	3,254	35,794
Diodes Inc. (a)(b)	1,500	97,365
First Solar Inc. (a)(b)	811	107,271
GLOBALFOUNDRIES Inc. (a)	400	19,340
Impinj Inc. (a)(b)	724	57,942
indie Semiconductor Inc., Class A (a)(b)	3,355	24,559
Intel Corp. (b)	32,203	829,871
Lattice Semiconductor Corp. (a)(b)	1,200	59,052
MACOM Technology Solutions Holdings Inc. (a)(b)	1,702	88,147
Marvell Technology Inc. (b)	6,821	292,689
MaxLinear Inc. (a)(b)	2,417	78,843
Microchip Technology Inc. (b)	4,138	252,542
Micron Technology Inc. (b)	8,790	440,379
Monolithic Power Systems Inc. (b)	383	139,182
NVIDIA Corp.	19,092	2,317,578
ON Semiconductor Corp. (a)	3,517	219,215
Parade Technologies Ltd.	1,000	18,375
Power Integrations Inc.	1,915	123,173
Qorvo Inc. (a)	797	63,290
QUALCOMM Inc.	8,834	998,065
Rambus Inc. (a)	3,688	93,749
Rigetti Computing Inc. (a)	898	1,688
Rockley Photonics Holdings Ltd. (a)	3,037	2,157
Semtech Corp. (a)	2,132	62,702
Silicon Laboratories Inc. (a)	1,146	141,462
SiTime Corp. (a)	538	42,357
SkyWater Technology Inc. (a)	372	2,846
Skyworks Solutions Inc.	1,173	100,022
SMART Global Holdings Inc. (a)	1,673	26,550
Synaptics Inc. (a)	1,341	132,772
Texas Instruments Inc.	7,292	1,128,656
Transphorm Inc. (a)	571	2,872
Universal Display Corp.	287	27,078
Wolfspeed Inc. (a)	879	90,853
		11,051,011
Silver - 0.0% *
Hecla Mining Co. (b)	17,965	70,782
Soft Drinks - 0.3%
Celsius Holdings Inc. (a)(b)	1,848	167,577
Coca-Cola Consolidated Inc. (b)	158	65,053
Keurig Dr Pepper Inc. (b)	6,991	250,418
Monster Beverage Corp. (a)(b)	2,852	248,010

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
National Beverage Corp. (b)	811	$31,256
PepsiCo Inc.	10,863	1,773,493
Primo Water Corp.	5,460	68,523
The Coca-Cola Co. (b)	30,738	1,721,943
The Vita Coco Company Inc. (a)	886	10,091
		4,336,364
Specialized Consumer Services - 0.0% *
ADT Inc. (b)	2,900	21,721
Carriage Services Inc. (b)	451	14,504
European Wax Center Inc., Class A (b)	694	12,804
Frontdoor Inc. (a)(b)	2,869	58,499
H&R Block Inc.	1,400	59,556
Mister Car Wash Inc. (a)(b)	900	7,722
Rover Group Inc. (a)	3,046	10,174
Service Corporation International	1,078	62,244
StoneMor Inc. (a)	676	2,319
Terminix Global Holdings Inc. (a)	800	30,632
The Beachbody Co. Inc. (a)	3,014	3,044
Vivint Smart Home Inc. (a)	3,060	20,135
WW International Inc. (a)	1,720	6,759
		310,113
Specialized Finance - 0.0% *
A-Mark Precious Metals Inc. (b)	606	17,204
SWK Holdings Corp. (a)	207	3,519
		20,723
Specialized REITs - 0.3%
American Tower Corp. (b)	3,734	801,690
Crown Castle Inc. (b)	3,405	492,193
CubeSmart (b)	1,600	64,096
Digital Realty Trust Inc. (b)	2,221	220,279
EPR Properties (b)	700	25,102
Equinix Inc. (b)	701	398,757
Extra Space Storage Inc. (b)	1,017	175,646
Farmland Partners Inc. (b)	1,547	19,600
Four Corners Property Trust Inc. (b)	2,780	67,248
Gaming & Leisure Properties Inc. (b)	1,711	75,695
Gladstone Land Corp. (b)	1,095	19,820
Iron Mountain Inc. (b)	2,200	96,734
Lamar Advertising Co., Class A (b)	600	49,494
Life Storage Inc. (b)	748	82,848
National Storage Affiliates Trust (b)	800	33,264
Outfront Media Inc.	4,924	74,796
PotlatchDeltic Corp.	2,676	109,823
Public Storage	1,308	382,995
Rayonier Inc.	1,000	29,970
Safehold Inc.	740	19,580
SBA Communications Corp.	815	231,990
Uniti Group Inc.	8,231	57,205
VICI Properties Inc.	7,259	216,681
Weyerhaeuser Co.	6,093	174,016
		3,919,522
Specialty Chemicals - 0.2%
Albemarle Corp.	937	247,780
Amyris Inc. (a)(b)	6,506	18,997
	Number of Shares	Fair Value
Ashland Inc.	400	$37,988
Aspen Aerogels Inc. (a)(b)	864	7,966
Avient Corp. (b)	3,070	93,021
Axalta Coating Systems Ltd. (a)	2,100	44,226
Balchem Corp.	1,075	130,698
Celanese Corp. (b)	800	72,272
Chase Corp. (b)	254	21,227
Danimer Scientific Inc. (a)(b)	3,007	8,871
Diversey Holdings Ltd. (a)	2,610	12,685
DuPont de Nemours Inc. (b)	3,876	195,350
Eastman Chemical Co. (b)	1,077	76,521
Ecolab Inc. (b)	1,940	280,175
ECOVYST Inc. (a)(b)	2,158	18,213
Element Solutions Inc. (b)	2,400	39,048
FutureFuel Corp. (b)	913	5,515
Ginkgo Bioworks Holdings Inc. (a)(b)	8,000	24,960
HB Fuller Co. (b)	1,788	107,459
Ingevity Corp. (a)(b)	1,308	79,304
Innospec Inc. (b)	831	71,192
International Flavors & Fragrances Inc. (b)	2,013	182,841
Livent Corp. (a)(b)	5,468	167,594
Minerals Technologies Inc. (b)	1,094	54,055
PPG Industries Inc.	1,891	209,315
Quaker Chemical Corp.	469	67,714
Rayonier Advanced Materials Inc. (a)	1,912	6,023
RPM International Inc.	936	77,978
Sensient Technologies Corp.	1,414	98,047
Stepan Co.	717	67,161
The Sherwin-Williams Co.	1,908	390,663
Tianqi Lithium Corp., Class A (a)	700	9,800
Valhi Inc.	60	1,510
		2,926,169
Specialty Stores - 0.1%
Academy Sports & Outdoors Inc. (b)	2,828	119,285
Bath & Body Works Inc.	1,698	55,355
Big 5 Sporting Goods Corp. (b)	683	7,335
Build-A-Bear Workshop Inc. (b)	430	5,732
Dick's Sporting Goods Inc. (b)	387	40,496
Five Below Inc. (a)(b)	400	55,068
Hibbett Inc. (b)	432	21,518
JOANN Inc. (b)	289	1,913
Leslie's Inc. (a)	1,400	20,594
MarineMax Inc. (a)(b)	720	21,449
National Vision Holdings Inc. (a)(b)	2,648	86,457
Party City Holdco Inc. (a)	3,073	4,855
Petco Health & Wellness Company Inc. (a)	300	3,348
Sally Beauty Holdings Inc. (a)	3,688	46,469
Signet Jewelers Ltd.	1,571	89,845
Sportsman's Warehouse Holdings Inc. (a)	1,389	11,529
The Container Store Group Inc. (a)(b)	1,338	6,556
The ODP Corp. (a)	1,481	52,057
Tractor Supply Co.	903	167,850
Ulta Beauty Inc. (a)	391	156,865
Warby Parker Inc., Class A (a)	2,853	38,059

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Winmark Corp.	96	$20,769
		1,033,404
Steel - 0.1%
Adaro Minerals Tbk PT (a)	83,300	9,793
Alpha Metallurgical Resources Inc.	559	76,494
ATI Inc. (a)(b)	4,183	111,310
Carpenter Technology Corp. (b)	1,644	51,194
Cleveland-Cliffs Inc. (a)	3,837	51,684
Commercial Metals Co. (b)	4,087	145,007
Haynes International Inc. (b)	402	14,118
Nucor Corp.	2,093	223,930
Olympic Steel Inc.	298	6,797
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	6,523
Ramaco Resources Inc.	684	6,293
Reliance Steel & Aluminum Co.	498	86,856
Ryerson Holding Corp.	530	13,642
Schnitzer Steel Industries Inc., Class A	884	25,159
Steel Dynamics Inc.	1,302	92,377
SunCoke Energy Inc.	2,797	16,251
TimkenSteel Corp. (a)	1,579	23,669
United States Steel Corp.	1,000	18,120
Warrior Met Coal Inc.	1,776	50,510
Worthington Industries Inc.	1,096	41,801
		1,071,528
Systems Software - 1.4%
A10 Networks Inc.	2,252	29,884
Appian Corp. (a)(b)	1,387	56,631
Arteris Inc. (a)(b)	477	3,177
CommVault Systems Inc. (a)(b)	1,496	79,348
Crowdstrike Holdings Inc., Class A (a)	1,710	281,825
Dolby Laboratories Inc., Class A (b)	457	29,774
Fortinet Inc. (a)(b)	5,355	263,091
IronNet Inc. (a)(b)	1,864	1,284
KnowBe4 Inc., Class A (a)(b)	2,505	52,129
Microsoft Corp. (b)	59,139	13,773,473
N-Able Inc. (a)(b)	2,301	21,238
NortonLifeLock Inc.	4,213	84,850
OneSpan Inc. (a)	1,332	11,469
Oracle Corp.	11,945	729,481
Palo Alto Networks Inc. (a)	2,241	367,053
Ping Identity Holding Corp. (a)	2,668	74,891
Progress Software Corp.	1,514	64,421
Qualys Inc. (a)	1,302	181,486
Rapid7 Inc. (a)	1,959	84,041
SecureWorks Corp., Class A (a)	300	2,415
SentinelOne Inc., Class A (a)	1,600	40,896
ServiceNow Inc. (a)	1,564	590,582
Telos Corp. (a)	1,781	15,833
Tenable Holdings Inc. (a)	3,711	129,143
Teradata Corp. (a)	1,100	34,166
UiPath Inc., Class A (a)	3,600	45,396
Varonis Systems Inc. (a)	3,670	97,328
VMware Inc., Class A	1,539	163,842
Xperi Holding Corp.	3,598	50,876
Zscaler Inc. (a)	679	111,607
	Number of Shares	Fair Value
Zuora Inc., Class A (a)	3,871	$28,568
		17,500,198
Technology Distributors - 0.0% *
Arrow Electronics Inc. (a)	467	43,053
Avnet Inc.	1,000	36,120
CDW Corp. (b)	1,071	167,162
ePlus Inc. (a)(b)	914	37,967
Insight Enterprises Inc. (a)(b)	1,057	87,107
PC Connection Inc.	376	16,954
ScanSource Inc. (a)	871	23,003
TD SYNNEX Corp.	400	32,476
		443,842
Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	120,665	16,675,903
Avid Technology Inc. (a)(b)	1,227	28,540
CompoSecure Inc. (a)	123	616
Corsair Gaming Inc. (a)	1,280	14,528
Dell Technologies Inc., Class C (b)	2,104	71,894
Diebold Nixdorf Inc. (a)(b)	2,294	5,597
Eastman Kodak Co. (a)(b)	1,801	8,267
Hewlett Packard Enterprise Co. (b)	11,084	132,786
HP Inc. (b)	8,638	215,259
IonQ Inc. (a)	3,989	20,224
NetApp Inc. (b)	1,667	103,104
Pure Storage Inc., Class A (a)	2,000	54,740
Super Micro Computer Inc. (a)	1,527	84,092
Turtle Beach Corp. (a)	547	3,731
Western Digital Corp. (a)	2,300	74,865
Xerox Holdings Corp.	3,950	51,666
		17,545,812
Textiles - 0.0% *
Unifi Inc. (a)	492	4,679
Thrifts & Mortgage Finance - 0.1%
Axos Financial Inc. (a)(b)	1,925	65,893
Blue Foundry Bancorp (a)(b)	850	9,477
Bridgewater Bancshares Inc. (a)	674	11,101
Capitol Federal Financial Inc. (b)	4,468	37,084
Columbia Financial Inc. (a)(b)	1,175	24,828
Enact Holdings Inc. (b)	1,016	22,525
Essent Group Ltd.	3,556	123,998
Federal Agricultural Mortgage Corp., Class C (b)	311	30,833
Finance Of America Companies Inc., Class A (a)(b)	887	1,313
Flagstar Bancorp Inc. (b)	1,810	60,454
Greene County Bancorp Inc. (b)	97	5,555
Hingham Institution for Savings (b)	47	11,802
Home Bancorp Inc. (b)	233	9,085
Kearny Financial Corp. (b)	2,099	22,291
Luther Burbank Corp. (b)	438	5,090
Merchants Bancorp (b)	516	11,904
MGIC Investment Corp. (b)	2,000	25,640
Mr Cooper Group Inc. (a)(b)	2,376	96,228
New York Community Bancorp Inc. (b)	3,200	27,296
NMI Holdings Inc., Class A (a)	2,914	59,358
Northfield Bancorp Inc.	1,471	21,050

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
PennyMac Financial Services Inc.	947	$40,626
Pioneer Bancorp Inc. (a)	306	2,913
Provident Bancorp Inc.	453	6,482
Provident Financial Services Inc.	2,468	48,126
Radian Group Inc.	5,471	105,536
Rocket Companies Inc., Class A	1,600	10,112
Southern Missouri Bancorp Inc.	261	13,319
Sterling Bancorp Inc. (a)	434	2,617
TFS Financial Corp.	400	5,200
TrustCo Bank Corp.	631	19,826
Velocity Financial Inc. (a)	218	2,363
Walker & Dunlop Inc.	1,034	86,577
Waterstone Financial Inc.	658	10,633
WSFS Financial Corp.	2,168	100,725
		1,137,860
Tires & Rubber - 0.0% *
The Goodyear Tire & Rubber Co. (a)(b)	9,460	95,451
Tobacco - 0.1%
22nd Century Group Inc. (a)(b)	5,281	4,897
Altria Group Inc. (b)	14,207	573,679
Philip Morris International Inc.	12,191	1,011,975
Turning Point Brands Inc.	506	10,742
Universal Corp.	832	38,305
Vector Group Ltd.	4,959	43,689
		1,683,287
Trading Companies & Distributors - 0.1%
Air Lease Corp. (b)	700	21,707
Alta Equipment Group Inc. (b)	638	7,024
Applied Industrial Technologies Inc. (b)	1,291	132,689
Beacon Roofing Supply Inc. (a)	1,734	94,885
BlueLinx Holdings Inc. (a)(b)	317	19,686
Boise Cascade Co. (b)	1,329	79,022
Core & Main Inc., Class A (a)(b)	200	4,548
Custom Truck One Source Inc. (a)(b)	1,929	11,246
Distribution Solutions Group Inc. (a)(b)	150	4,226
DXP Enterprises Inc. (a)(b)	507	12,006
Fastenal Co. (b)	4,737	218,092
GATX Corp. (b)	1,196	101,839
Global Industrial Co. (b)	432	11,591
GMS Inc. (a)(b)	1,498	59,935
H&E Equipment Services Inc. (b)	1,089	30,862
Herc Holdings Inc. (b)	864	89,752
Hudson Technologies Inc. (a)(b)	1,375	10,106
Karat Packaging Inc. (a)(b)	279	4,461
McGrath RentCorp. (b)	838	70,275
MRC Global Inc. (a)(b)	2,832	20,362
MSC Industrial Direct Company Inc., Class A (b)	498	36,259
NOW Inc. (a)	3,785	38,039
Rush Enterprises Inc., Class A	1,471	64,518
Rush Enterprises Inc., Class B	224	10,732
SiteOne Landscape Supply Inc. (a)	300	31,242
Textainer Group Holdings Ltd.	1,597	42,896
	Number of Shares	Fair Value
Titan Machinery Inc. (a)	677	$19,132
Transcat Inc. (a)	230	17,409
United Rentals Inc. (a)	544	146,945
Univar Solutions Inc. (a)	1,800	40,932
Veritiv Corp. (a)	457	44,681
Watsco Inc.	220	56,641
WESCO International Inc. (a)	400	47,752
WW Grainger Inc.	348	170,238
		1,771,730
Trucking - 0.1%
AMERCO	83	42,265
ArcBest Corp. (b)	846	61,530
Avis Budget Group Inc. (a)	200	29,692
Bird Global Inc., Class A (a)(b)	4,530	1,599
Covenant Logistics Group Inc. (b)	357	10,246
Daseke Inc. (a)(b)	1,300	7,033
Heartland Express Inc. (b)	1,580	22,610
Hertz Global Holdings Inc. (a)(b)	1,500	24,420
JB Hunt Transport Services Inc. (b)	654	102,299
Knight-Swift Transportation Holdings Inc. (b)	1,222	59,792
Landstar System Inc. (b)	344	49,663
Lyft Inc., Class A (a)(b)	2,515	33,122
Marten Transport Ltd. (b)	2,019	38,684
Old Dominion Freight Line Inc.	784	195,036
PAM Transportation Services Inc. (a)	233	7,214
Ryder System Inc.	394	29,743
Saia Inc. (a)	898	170,620
Schneider National Inc., Class B	300	6,090
TuSimple Holdings Inc., Class A (a)	4,804	36,510
Uber Technologies Inc. (a)	14,859	393,763
Universal Logistics Holdings Inc.	224	7,105
Werner Enterprises Inc.	2,186	82,194
XPO Logistics Inc. (a)	700	31,164
		1,442,394
Water Utilities - 0.1%
American States Water Co.	1,243	96,892
American Water Works Company Inc.	1,432	186,389
Artesian Resources Corp., Class A	290	13,955
California Water Service Group (b)	1,808	95,263
Essential Utilities Inc. (b)	2,000	82,760
Global Water Resources Inc. (b)	379	4,446
Middlesex Water Co. (b)	599	46,243
Pure Cycle Corp. (a)	688	5,745
SJW Group	934	53,798
The York Water Co.	477	18,331
		603,822
Wireless Telecommunication Services - 0.1%
Gogo Inc. (a)(b)	1,700	20,604
KORE Group Holdings Inc. (a)	874	1,669
Shenandoah Telecommunications Co.	1,658	28,219
Telephone & Data Systems Inc.	3,480	48,372

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
T-Mobile US Inc. (a)	4,715	$632,612
United States Cellular Corp. (a)	495	12,885
		744,361
Total Common Stock (Cost $376,305,394)		330,420,825
Total Domestic Equity (Cost $376,305,394)		330,420,825
Foreign Equity - 25.6%
Common Stock - 25.4%
Advertising - 0.1%
Cheil Worldwide Inc.	840	13,241
CyberAgent Inc.	8,200	69,038
Dentsu Group Inc. (b)	4,200	119,383
Focus Media Information Technology Company Ltd., Class A	10,900	8,415
Gambling.com Group Ltd. (a)	505	3,838
Hakuhodo DY Holdings Inc.	3,600	25,344
Informa PLC	28,786	164,501
Innovid Corp. (a)	511	1,385
Publicis Groupe S.A.	4,397	208,256
WPP PLC	22,129	182,638
		796,039
Aerospace & Defense - 0.3%
AECC Aviation Power Company Ltd., Class A	2,100	12,283
Airbus SE	11,277	971,684
Aselsan Elektronik Sanayi Ve Ticaret AS	7,417	11,670
AviChina Industry & Technology Company Ltd., Class H (b)	35,000	13,491
BAE Systems PLC	59,488	522,569
Bharat Electronics Ltd.	42,099	51,915
CAE Inc. (a)	6,300	97,156
Dassault Aviation S.A.	427	48,560
Elbit Systems Ltd.	516	97,949
Kongsberg Gruppen ASA	1,542	46,758
Korea Aerospace Industries Ltd.	858	28,916
Kuang-Chi Technologies Company Ltd., Class A (a)	3,100	6,437
MTU Aero Engines AG	1,056	157,759
Rheinmetall AG	841	129,434
Rolls-Royce Holdings PLC (a)	161,814	123,898
Safran S.A.	6,455	587,099
Singapore Technologies Engineering Ltd.	26,500	65,900
Thales S.A.	2,070	228,008
		3,201,486
Agricultural & Farm Machinery - 0.0% *
CNH Industrial N.V. (b)	19,643	219,759
Husqvarna AB, Class B B Shares	7,198	39,902
Kubota Corp. (b)	19,600	272,351
		532,012
Agricultural Products - 0.0% *
Beijing Dabeinong Technology Group Company Ltd., Class A A Shares (a)	7,600	8,506
Charoen Pokphand Indonesia Tbk PT (b)	89,500	33,208
IOI Corp. Bhd (b)	32,700	26,500
	Number of Shares	Fair Value
Jiangxi Zhengbang Technology Company Ltd., Class A (a)	4,100	$2,563
Kuala Lumpur Kepong Bhd	5,700	25,391
New Hope Liuhe Company Ltd., Class A A Shares (a)	3,200	6,227
Sime Darby Plantation Bhd	21,300	18,729
Tongwei Company Ltd., Class A A Shares	3,300	21,613
Wilmar International Ltd.	37,306	99,342
		242,079
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC	19,200	41,350
CJ Logistics Corp. (a)	14	878
Deutsche Post AG	18,716	563,863
DSV A/S	3,629	424,938
Hyundai Glovis Company Ltd. (b)	247	27,800
Nippon Express Holdings Inc.	1,300	66,071
SF Holding Company Ltd., Class A A Shares	3,700	24,445
SG Holdings Company Ltd.	5,000	68,476
Yamato Holdings Company Ltd.	5,700	85,590
YTO Express Group Company Ltd., Class A	2,700	7,834
Yunda Holding Company Ltd., Class A	3,600	7,891
ZTO Express Cayman Inc. ADR	4,409	105,948
		1,425,084
Airlines - 0.0% *
Air Canada (a)	2,800	33,827
Air China Ltd., Class H H Shares (a)	28,000	21,295
ANA Holdings Inc. (a)(b)	3,200	60,192
China Eastern Airlines Corporation Ltd., Class A (a)	12,400	8,464
China Southern Airlines Company Ltd., Class H (a)(b)	6,000	3,158
China Southern Airlines Company Ltd., Class A (a)	11,600	10,782
Copa Holdings S.A., Class A (a)(b)	300	20,103
Deutsche Lufthansa AG (a)	10,170	58,435
InterGlobe Aviation Ltd. (a)(e)	1,049	23,797
Japan Airlines Company Ltd. (a)	2,914	52,178
Korean Air Lines Company Ltd. (a)(b)	2,302	35,127
Qantas Airways Ltd. (a)	15,213	49,072
Singapore Airlines Ltd. (a)	26,300	93,040
		469,470
Airport Services - 0.0% *
Aena SME S.A. (a)(e)	1,481	153,635
Aeroports de Paris (a)	505	58,334
Airports of Thailand PCL NVDR (a)	39,863	76,353
Auckland International Airport Ltd. (a)	23,587	95,558
Beijing Capital International Airport Company Ltd., Class H (a)	16,000	8,632
Grupo Aeroportuario del Pacifico SAB de C.V., Class B B Shares	3,300	41,776

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	1,530	$30,183
Malaysia Airports Holdings Bhd (a)	12,400	14,926
Shanghai International Airport Company Ltd., Class A (a)	1,300	10,489
		489,886
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class H	40,000	12,935
Aluminum Corp. of China Ltd., Class A A Shares	4,800	2,767
China Hongqiao Group Ltd.	30,000	24,558
Constellium SE (a)(b)	4,285	43,450
Hindalco Industries Ltd.	14,043	66,566
Norsk Hydro ASA	26,801	143,696
Press Metal Aluminium Holdings Bhd	38,100	32,995
Shandong Nanshan Aluminum Company Ltd., Class A	14,700	6,178
Yunnan Aluminium Company Ltd., Class A A Shares	4,900	6,302
		339,447
Apparel Retail - 0.1%
Fast Retailing Company Ltd.	1,100	582,878
H & M Hennes & Mauritz AB, Class B (b)	14,065	130,034
Industria de Diseno Textil S.A.	20,632	425,601
Lojas Renner S.A.	9,932	51,140
Mr Price Group Ltd.	2,232	21,415
Pepkor Holdings Ltd. (e)	14,652	16,933
The Foschini Group Ltd.	3,538	23,158
Topsports International Holdings Ltd. (e)	21,000	14,679
Trent Ltd.	2,207	38,271
		1,304,109
Apparel, Accessories & Luxury Goods - 0.6%
adidas AG	3,269	375,655
ANTA Sports Products Ltd.	12,676	133,053
Bosideng International Holdings Ltd.	46,000	22,684
Burberry Group PLC	7,872	157,212
Capri Holdings Ltd. (a)(b)	1,305	50,164
Cie Financiere Richemont S.A.	9,958	942,329
Ermenegildo Zegna N.V.	1,580	16,985
F&F Company Ltd.	165	15,649
FF Group (a)(c)**	1,860	—
Gildan Activewear Inc.	3,600	102,311
Hermes International	598	703,032
Kering S.A.	1,412	626,035
Li Ning Company Ltd.	24,319	184,524
LPP S.A.	12	18,788
lululemon athletica Inc. (a)(b)	853	238,465
LVMH Moet Hennessy Louis Vuitton SE	5,287	3,115,808
Moncler S.p.A.	4,049	165,231
Page Industries Ltd.	50	30,996
Pandora A/S	1,802	84,235
Shenzhou International Group Holdings Ltd.	8,600	66,403
The Swatch Group AG	1,364	160,403
Titan Company Ltd.	3,675	116,855
		7,326,817
	Number of Shares	Fair Value
Application Software - 0.3%
Atlassian Corp. plc, Class A (a)	1,096	$230,807
AVEVA Group PLC	2,059	71,024
Beijing Kingsoft Office Software Inc., Class A A Shares	192	5,389
Constellation Software Inc. (b)	380	531,563
Dassault Systemes SE	12,613	435,287
Hundsun Technologies Inc., Class A	1,456	6,891
Iflytek Company Ltd., Class A A Shares	1,500	6,883
Kaleyra Inc. (a)(b)	1,717	1,665
Kingdee International Software Group Company Ltd. (a)	31,000	40,403
Lightspeed Commerce Inc. (a)	2,300	40,692
NavInfo Company Ltd., Class A A Shares	4,600	7,416
Nemetschek SE	988	46,878
Nice Ltd. (a)	1,196	225,638
Open Text Corp.	4,900	130,198
SAP SE	19,902	1,621,254
Sapiens International Corp. N.V.	1,045	20,043
Shanghai Baosight Software Company Ltd., Class B	5,200	15,082
Shanghai Baosight Software Company Ltd., Class A	1,560	8,022
Temenos AG	1,235	83,467
The Sage Group PLC	20,209	155,707
Thunder Software Technology Company Ltd., Class A	500	7,371
WiseTech Global Ltd.	2,845	93,433
Xero Ltd. (a)	2,666	124,010
Yonyou Network Technology Company Ltd., Class A	2,600	6,380
		3,915,503
Asset Management & Custody Banks - 0.2%
3i Group PLC	18,349	220,275
Abrdn PLC	36,971	56,542
Amundi S.A. (e)	1,046	43,528
Bangkok Commercial Asset Management PCL NVDR	18,629	7,949
Brookfield Asset Management Inc., Class A	26,900	1,106,305
China Cinda Asset Management Company Ltd., Class H H Shares	91,556	10,108
EQT AB	5,793	111,935
Hargreaves Lansdown PLC	6,089	58,301
IGM Financial Inc. (b)	1,277	31,989
Janus Henderson Group PLC (b)	1,100	22,341
Julius Baer Group Ltd. (b)	4,333	189,559
Onex Corp.	1,400	64,556
Partners Group Holding AG	430	346,919
Reinet Investments SCA	1,466	21,773
Schroders PLC	12,429	53,412
St. James's Place PLC	10,779	122,726
		2,468,218
Auto Parts & Equipment - 0.1%
Adient PLC (a)	3,197	88,717
Aisin Corp. (b)	2,500	64,343
Aptiv PLC (a)(b)	2,091	163,537
Bharat Forge Ltd. (b)	2,844	24,131

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Changzhou Xingyu Automotive Lighting Systems Company Ltd., Class A	300	$6,392
Continental AG	2,182	96,783
Denso Corp.	8,200	374,891
Fuyao Glass Industry Group Company Ltd., Class H H Shares (e)	6,156	24,683
Fuyao Glass Industry Group Company Ltd., Class A	900	4,501
Hanon Systems (b)	2,623	15,115
Huayu Automotive Systems Company Ltd., Class A A Shares	1,768	4,077
Huizhou Desay Sv Automotive Company Ltd., Class A	200	3,854
Hyundai Mobis Company Ltd. (b)	665	87,782
Koito Manufacturing Company Ltd.	3,600	49,214
Magna International Inc. (b)	5,435	259,201
Minth Group Ltd.	8,000	17,568
Ningbo Tuopu Group Company Ltd., Class A A Shares	800	8,231
Samvardhana Motherson International Ltd.	14,295	19,020
Sumitomo Electric Industries Ltd.	13,866	140,746
Valeo	3,956	59,750
		1,512,536
Automobile Manufacturers - 0.6%
Astra International Tbk PT (b)	217,700	94,209
Bayerische Motoren Werke AG	6,265	424,453
BYD Company Ltd., Class H	9,000	221,713
BYD Company Ltd., Class A A Shares	1,200	42,337
Chongqing Changan Automobile Company Ltd., Class A A Shares	5,014	8,797
Dongfeng Motor Group Company Ltd., Class H H Shares	30,000	16,036
Ferrari N.V.	2,385	441,488
Ford Otomotiv Sanayi A/S (b)	501	8,803
Geely Automobile Holdings Ltd. (b)	62,000	84,844
Great Wall Motor Company Ltd., Class H	32,533	37,088
Great Wall Motor Company Ltd., Class A	800	3,098
Guangzhou Automobile Group Company Ltd., Class H H Shares	38,000	27,000
Honda Motor Company Ltd.	30,800	668,468
Hyundai Motor Co.	1,489	181,715
Isuzu Motors Ltd. (b)	12,100	133,781
Kia Corp. (b)	2,738	136,276
Li Auto Inc. ADR (a)	5,800	133,458
Mahindra & Mahindra Ltd.	9,993	154,610
Maruti Suzuki India Ltd.	1,299	140,223
Mazda Motor Corp.	11,200	74,362
Mercedes-Benz Group AG (b)	15,139	765,221
NIO Inc. ADR (a)	14,023	221,143
Nissan Motor Company Ltd.	45,100	145,325
Renault S.A. (a)	3,730	100,878
SAIC Motor Corporation Ltd., Class A A Shares	5,000	9,981
Stellantis N.V.	41,443	489,343
Subaru Corp.	12,000	181,329
	Number of Shares	Fair Value
Suzuki Motor Corp.	7,100	$221,001
Tata Motors Ltd. (a)	18,937	93,172
Toyota Motor Corp.	202,000	2,639,956
Volkswagen AG	618	100,674
Volvo Car AB, Class B (a)	10,096	43,810
XPeng Inc. ADR (a)	4,300	51,385
		8,095,977
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co for Distribution PJSC	31,683	38,298
China Meidong Auto Holdings Ltd.	6,000	9,495
Hotai Motor Company Ltd.	3,863	69,250
PTT Oil & Retail Business PCL NVDR	42,408	28,888
USS Company Ltd.	3,700	57,137
Vibra Energia S.A.	11,600	36,995
Zhongsheng Group Holdings Ltd.	6,500	25,774
		265,837
Biotechnology - 0.2%
3SBio Inc. (e)	22,500	15,940
Affimed N.V. (a)	4,703	9,688
Alkermes PLC (a)(b)	5,500	122,815
Alteogen Inc. (a)	335	10,486
Arbutus Biopharma Corp. (a)(b)	4,284	8,182
Argenx SE (a)	1,038	369,249
Aurinia Pharmaceuticals Inc. (a)(b)	4,631	34,825
BeiGene Ltd. ADR (a)	500	67,410
Beijing Tiantan Biological Products Corporation Ltd., Class A	1,800	5,073
Beijing Wantai Biological Pharmacy Enterprise Company Ltd., Class A A Shares	80	1,280
BGI Genomics Company Ltd., Class A	800	5,964
Biocon Ltd.	4,931	17,562
Celltrion Inc. (b)	1,006	122,095
Chongqing Zhifei Biological Products Company Ltd., Class A	800	9,667
CSL Ltd.	9,180	1,678,153
Genmab A/S (a)	1,245	400,341
Green Cross Corp.	80	6,855
Grifols S.A. (a)	5,020	43,352
Hualan Biological Engineering Inc., Class A A Shares	2,038	5,174
Imeik Technology Development Company Ltd., Class A A Shares	100	6,852
Innovent Biologics Inc. (a)(e)	10,500	32,269
Prothena Corporation PLC (a)	1,216	73,726
Seegene Inc.	279	5,175
Shanghai RAAS Blood Products Company Ltd., Class A	5,500	4,103
Shenzhen Kangtai Biological Products Company Ltd., Class A	800	3,389
SK Bioscience Company Ltd. (a)	266	14,724
Swedish Orphan Biovitrum AB (a)	2,885	55,759

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Walvax Biotechnology Company Ltd., Class A	1,400	$7,251
Zai Lab Ltd. ADR (a)	800	27,360
		3,164,719
Brewers - 0.2%
AMBEV S.A.	51,700	148,538
Anheuser-Busch InBev S.A. (b)	16,391	742,154
Asahi Group Holdings Ltd.	8,700	271,203
Budweiser Brewing Company APAC Ltd. (e)	33,800	88,014
Carlsberg A/S, Class B	1,965	229,677
China Resources Beer Holdings Company Ltd. (b)	16,000	110,984
Chongqing Brewery Company Ltd., Class A	100	1,565
Cia Cervecerias Unidas S.A. (b)	2,774	15,220
Heineken Holding N.V. (b)	2,040	139,599
Heineken N.V. (b)	4,906	428,271
Kirin Holdings Company Ltd.	15,700	241,845
Tsingtao Brewery Company Ltd., Class H	6,924	65,276
Tsingtao Brewery Company Ltd., Class A	800	11,858
		2,494,204
Broadcasting - 0.0% *
Vivendi SE	12,686	98,360
Building Products - 0.2%
AGC Inc. (b)	3,800	118,289
Allegion PLC (b)	656	58,830
Assa Abloy AB, Class B	19,044	356,814
Beijing New Building Materials PLC, Class A	1,600	5,388
Caesarstone Ltd.	939	8,742
China Lesso Group Holdings Ltd.	16,494	15,266
Cie de Saint-Gobain	9,429	337,002
Daikin Industries Ltd.	4,700	723,109
Geberit AG	678	291,442
Guangdong Kinlong Hardware Products Company Ltd., Class A	200	2,481
Kingspan Group PLC	2,959	133,262
Lixil Corp.	5,200	76,291
Nibe Industrier AB, Class B B Shares	29,154	260,064
ROCKWOOL A/S, Class B	176	27,749
TOTO Ltd.	2,800	93,492
Trane Technologies PLC	1,813	262,541
Xinyi Glass Holdings Ltd.	40,000	57,845
		2,828,607
Cable & Satellite - 0.0% *
Cyfrowy Polsat S.A.	3,840	12,394
Grupo Televisa SAB	24,100	26,128
MultiChoice Group	3,711	23,878
Quebecor Inc., Class B	2,700	50,048
Shaw Communications Inc., Class B	9,200	224,903
		337,351
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	11,593	245,718
Entain PLC	11,560	138,186
Evolution AB (e)	3,523	278,488
	Number of Shares	Fair Value
Flutter Entertainment PLC (a)	3,161	$348,300
Galaxy Entertainment Group Ltd. (b)	42,000	246,864
Genting Bhd	24,200	23,288
Genting Malaysia Bhd	30,500	18,277
Genting Singapore Ltd. (b)	101,800	55,374
Kangwon Land Inc. (a)	1,128	18,416
La Francaise des Jeux SAEM (e)	1,793	53,166
NEOGAMES S.A. (a)	396	5,108
OPAP S.A. (b)	2,713	32,522
Sands China Ltd. (a)	47,600	118,531
The Lottery Corporation Ltd. (a)	45,093	121,470
		1,703,708
Coal & Consumable Fuels - 0.1%
Adaro Energy Tbk PT (b)	172,900	44,588
Cameco Corp.	7,700	205,438
China Coal Energy Company Ltd., Class H	22,000	19,819
China Shenhua Energy Company Ltd., Class H H Shares	35,990	107,090
China Shenhua Energy Company Ltd., Class A	3,800	16,820
Coal India Ltd.	15,043	38,983
Exxaro Resources Ltd.	2,356	26,351
Shaanxi Coal Industry Company Ltd., Class A	6,500	20,761
Shanxi Coking Coal Energy Group Company Ltd., Class A	3,800	7,957
United Tractors Tbk PT	17,600	37,790
Uranium Energy Corp. (a)	9,545	33,407
Washington H Soul Pattinson & Company Ltd.	3,709	64,094
Yankuang Energy Group Company Ltd., Class H H Shares	16,000	57,769
Yankuang Energy Group Company Ltd., Class A	2,300	16,143
		697,010
Commercial Printing - 0.0% *
Cimpress PLC (a)	591	14,468
Dai Nippon Printing Company Ltd. (b)	3,800	76,122
Toppan Inc.	5,200	77,451
		168,041
Commodity Chemicals - 0.1%
Advanced Petrochemical Co.	1,510	17,854
Asahi Kasei Corp. (b)	24,500	162,352
Barito Pacific Tbk PT	341,700	17,795
Berger Paints India Ltd.	2,928	22,097
Do-Fluoride New Materials Company Ltd., Class A	400	2,009
Formosa Chemicals & Fibre Corp.	46,000	99,776
Formosa Plastics Corp.	47,000	127,933
Guangzhou Tinci Materials Technology Company Ltd., Class A	1,860	11,437
Hanwha Solutions Corp. (a)	1,295	42,183
Hengli Petrochemical Company Ltd., Class A (b)	4,300	10,149
Hengyi Petrochemical Company Ltd., Class A	4,700	5,074

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Huafon Chemical Company Ltd., Class A	4,900	$4,476
Hubei Xingfa Chemicals Group Company Ltd., Class A	600	2,793
Indorama Ventures PCL NVDR	18,695	19,182
Inner Mongolia Yuan Xing Energy Company Ltd., Class A (b)	2,700	2,802
Jiangsu Eastern Shenghong Company Ltd., Class A (b)	3,800	9,269
Kingfa Sci & Tech Company Ltd., Class A A Shares	1,800	2,357
Kumho Petrochemical Company Ltd. (b)	189	15,132
LB Group Company Ltd., Class A A Shares	2,100	4,623
LG Chem Ltd.	502	185,356
Lotte Chemical Corp. (b)	215	21,428
Mesaieed Petrochemical Holding Co.	39,418	25,224
Mitsui Chemicals Inc. (b)	3,100	60,418
Nan Ya Plastics Corp.	58,000	121,708
National Industrialization Co. (a)	3,399	12,139
Orbia Advance Corp. SAB de C.V.	10,200	17,136
Orica Ltd.	8,274	70,805
Orion Engineered Carbons S.A.	2,068	27,608
Petronas Chemicals Group Bhd	25,400	45,679
PTT Global Chemical PCL NVDR	28,638	31,339
Rongsheng Petrochemical Company Ltd., Class A	5,350	10,339
Sahara International Petrochemical Co.	4,092	44,745
Satellite Chemical Company Ltd., Class A	2,518	7,483
Saudi Basic Industries Corp.	9,768	228,589
Saudi Industrial Investment Group	4,178	25,124
Saudi Kayan Petrochemical Co. (a)	10,450	37,564
Shenzhen Senior Technology Material Company Ltd., Class A	599	1,671
Sinoma Science & Technology Company Ltd., Class A	2,800	7,782
SK Chemicals Company Ltd.	106	6,672
SKC Company Ltd.	278	16,060
Skshu Paint Company Ltd., Class A (a)	400	4,896
Suzhou TA&A Ultra Clean Technology Company Ltd., Class A	400	3,702
Tongkun Group Company Ltd., Class A A Shares	3,400	6,402
Toray Industries Inc.	27,600	135,829
Tosoh Corp.	4,482	49,948
Tronox Holdings PLC, Class A	4,048	49,588
Yanbu National Petrochemical Co.	2,801	34,121
Yunnan Energy New Material Company Ltd., Class A	500	12,167
		1,880,815
Communications Equipment - 0.1%
Accton Technology Corp.	5,000	42,647
BYD Electronic International Company Ltd.	7,020	16,775
	Number of Shares	Fair Value
Nokia Oyj	102,370	$439,301
Telefonaktiebolaget LM Ericsson, Class B	55,295	323,228
Tianjin 712 Communication & Broadcasting Company Ltd., Class A	1,900	9,432
Yealink Network Technology Corporation Ltd., Class A	1,100	9,707
ZTE Corp., Class H H Shares	10,000	17,858
ZTE Corp., Class A	4,400	13,184
		872,132
Computer & Electronics Retail - 0.0% *
Hikari Tsushin Inc.	400	46,983
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios S.A. (b)	4,520	101,520
Bouygues S.A. (b)	4,685	122,503
China Communications Services Corporation Ltd., Class H H Shares	17,733	5,962
China Conch Venture Holdings Ltd.	17,000	27,031
China Energy Engineering Corporation Ltd.	34,900	10,913
China National Chemical Engineering Company Ltd., Class A	600	670
China Railway Group Ltd., Class H H Shares (b)	40,000	19,644
China Railway Group Ltd., Class A A Shares	8,800	6,441
China State Construction Engineering Corporation Ltd., Class A	23,400	16,843
China State Construction International Holdings Ltd.	20,000	20,153
Eiffage S.A.	1,659	132,986
Ferrovial S.A. (b)	9,249	209,854
GS Engineering & Construction Corp.	456	7,111
Hyundai Engineering & Construction Company Ltd.	544	14,109
Kajima Corp.	9,100	86,245
Larsen & Toubro Ltd.	7,381	166,628
Metallurgical Corp. of China Ltd., Class A	1,300	543
Obayashi Corp.	12,800	82,141
Power Construction Corp. of China Ltd., Class A	7,600	7,382
Samsung Engineering Company Ltd. (a)	1,427	22,464
Shimizu Corp.	9,500	46,441
Skanska AB, Class B	6,669	83,002
Taisei Corp.	3,300	91,511
Vinci S.A.	10,066	813,611
WSP Global Inc.	2,300	254,631
		2,350,339
Construction Machinery & Heavy Trucks - 0.1%
Alstom S.A.	6,323	102,237
China CSSC Holdings Ltd., Class A	4,900	15,487
CRRC Corporation Ltd., Class H	56,000	18,086
CRRC Corporation Ltd., Class A	24,300	15,947
Daimler Truck Holding AG (a)	8,677	196,085
Doosan Bobcat Inc.	635	12,496

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Epiroc AB, Class A A Shares	12,813	$183,299
Epiroc AB, Class B B Shares	6,814	85,923
Hitachi Construction Machinery Company Ltd. (b)	1,700	31,591
KION Group AG	1,242	23,776
Knorr-Bremse AG	1,231	52,842
Komatsu Ltd. (b)	17,700	322,254
Korea Shipbuilding & Offshore Engineering Co Ltd. (a)	588	29,682
Samsung Heavy Industries Company Ltd. (a)	8,056	29,681
Sany Heavy Equipment International Holdings Company Ltd.	11,000	10,675
Sany Heavy Industry Company Ltd., Class A A Shares	5,300	10,267
Sinotruk Hong Kong Ltd.	12,500	10,386
Toyota Industries Corp.	2,900	138,521
Volvo AB, Class B B Shares	28,554	404,072
Volvo AB, Class A A Shares	3,431	50,771
Weichai Power Company Ltd., Class H	22,401	21,221
Weichai Power Company Ltd., Class A	7,800	10,501
XCMG Construction Machinery Company Ltd., Class A	9,300	5,835
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A H Shares	14,748	5,102
Zoomlion Heavy Industry Science & Technology Company Ltd., Class A	8,700	6,744
		1,793,481
Construction Materials - 0.1%
ACC Ltd.	514	15,194
Ambuja Cements Ltd.	5,641	35,574
Anhui Conch Cement Company Ltd., Class H (b)	12,081	38,184
Anhui Conch Cement Company Ltd., Class A A Shares	2,769	11,148
Asia Cement Corp.	22,000	27,239
Cemex SAB de C.V. (a)	147,000	50,736
China Jushi Company Ltd., Class A A Shares	4,114	7,570
China National Building Material Company Ltd., Class H H Shares (b)	37,243	28,357
China Resources Cement Holdings Ltd.	26,000	12,009
CRH PLC (b)	14,484	465,497
Grasim Industries Ltd.	2,984	61,100
HeidelbergCement AG	2,818	111,277
Holcim AG	10,488	430,874
James Hardie Industries PLC	8,586	169,521
POSCO Chemical Company Ltd.	287	29,691
Semen Indonesia Persero Tbk PT	38,500	18,827
Shree Cement Ltd.	102	26,227
Taiwan Cement Corp.	61,595	65,599
The Siam Cement PCL NVDR	7,165	61,814
UltraTech Cement Ltd.	1,052	80,471
		1,746,909
Consumer Electronics - 0.2%
Garmin Ltd. (b)	1,348	108,258
LG Electronics Inc. (b)	1,122	60,886
	Number of Shares	Fair Value
Panasonic Holdings Corp.	42,500	$298,406
Sharp Corp.	4,300	25,637
Sony Group Corp.	24,000	1,545,786
TCL Technology Group Corp., Class A A Shares	13,027	6,618
		2,045,591
Consumer Finance - 0.0% *
360 DigiTech Inc. Revenue	600	7,692
Bajaj Finance Ltd.	2,760	246,600
Cholamandalam Investment & Finance Company Ltd.	4,331	38,703
Krungthai Card PCL NVDR	9,465	14,356
Lufax Holding Ltd. ADR	8,100	20,574
Muangthai Capital PCL NVDR	13,200	12,557
Muthoot Finance Ltd.	569	7,220
SBI Cards & Payment Services Ltd.	1,967	21,942
Shriram Transport Finance Company Ltd.	1,784	26,088
Srisawad Corp. PCL NVDR	7,200	8,134
		403,866
Copper - 0.0% *
Antofagasta PLC	6,862	84,066
First Quantum Minerals Ltd. (b)	11,400	194,556
Jiangxi Copper Company Ltd., Class H	14,782	17,052
Jiangxi Copper Company Ltd., Class A	300	638
KGHM Polska Miedz S.A.	1,470	25,765
Lundin Mining Corp.	11,200	56,895
Southern Copper Corp.	1,390	62,328
		441,300
Data Processing & Outsourced Services - 0.1%
Adyen N.V. (a)(b)(e)	409	509,881
Amadeus IT Group S.A. (a)	8,525	395,080
Computershare Ltd. (b)	10,470	167,859
Edenred	4,852	223,444
EVERTEC Inc. (b)	2,084	65,333
GMO Payment Gateway Inc.	700	47,981
Nexi S.p.A. (a)(e)	10,325	83,372
Nuvei Corp. (a)(e)	1,000	27,168
Paysafe Ltd. (a)	11,414	15,751
StoneCo Ltd., Class A A Shares (a)	9,333	88,944
TravelSky Technology Ltd., Class H	10,000	15,305
Worldline S.A. (a)(e)	4,696	185,537
		1,825,655
Department Stores - 0.0% *
Central Retail Corp. PCL NVDR	21,416	22,294
Falabella SA (b)	8,186	16,497
Lotte Shopping Company Ltd. (b)	146	8,756
Next PLC	2,511	133,244
Woolworths Holdings Ltd.	10,418	35,255
		216,046
Distillers & Vintners - 0.3%
Anhui Gujing Distillery Company Ltd., Class B	1,100	16,248
Anhui Gujing Distillery Company Ltd., Class A	400	15,236

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Beijing Shunxin Agriculture Company Ltd., Class A	1,400	$3,901
Davide Campari-Milano N.V.	10,250	90,650
Diageo PLC	43,608	1,835,201
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	8,975
Jiangsu Yanghe Brewery Joint-Stock Company Ltd., Class A (b)	1,000	22,154
JiuGui Liquor Company Ltd., Class A A Shares (b)	400	7,028
Kweichow Moutai Company Ltd., Class A A Shares	800	209,424
Luzhou Laojiao Company Ltd., Class A A Shares	1,000	32,318
Pernod Ricard S.A.	3,955	725,265
Remy Cointreau S.A.	392	65,025
Shanghai Bairun Investment Holding Group Company Ltd., Class A	980	3,689
Shanxi Xinghuacun Fen Wine Factory Company Ltd., Class A	740	31,328
Sichuan Swellfun Company Ltd., Class A A Shares	600	5,257
Treasury Wine Estates Ltd.	13,602	110,011
United Spirits Ltd. (a)	3,752	38,640
Wuliangye Yibin Company Ltd., Class A A Shares	2,400	56,787
		3,277,137
Distributors - 0.0% *
D'ieteren Group	426	59,999
Diversified Banks - 2.9%
ABN AMRO Group N.V. (e)	8,536	76,454
Absa Group Ltd. (b)	7,945	77,725
Abu Dhabi Commercial Bank PJSC	33,159	81,335
Abu Dhabi Islamic Bank PJSC	15,726	38,699
Agricultural Bank of China Ltd., Class H H Shares (b)	312,717	93,592
Agricultural Bank of China Ltd., Class A A Shares	46,247	18,534
Akbank T.A.S. (b)	26,916	16,392
Al Rajhi Bank (a)	20,088	430,048
Alinma Bank	10,599	101,386
Alpha Services & Holdings S.A. (a)	26,430	20,740
AMMB Holdings Bhd	19,100	15,988
Arab National Bank	6,252	50,856
Australia & New Zealand Banking Group Ltd.	56,459	830,756
Axis Bank Ltd.	23,438	209,569
Banco Bilbao Vizcaya Argentaria S.A.	126,017	565,062
Banco Bradesco S.A.	15,267	46,037
Banco de Chile	598,836	53,243
Banco de Credito e Inversiones S.A.	1,004	25,783
Banco do Brasil S.A.	10,000	71,217
Banco Santander Brasil S.A.	3,200	17,950
Banco Santander Chile	774,790	27,354
Banco Santander S.A.	327,248	761,162
Bancolombia S.A.	1,951	13,208
Bank AlBilad (a)	5,171	64,834
Bank Al-Jazira	3,780	22,487
Bank Central Asia Tbk PT (b)	600,300	335,111
Bank Hapoalim BM	24,684	208,908
Bank Jago Tbk PT (a)	36,700	15,825
	Number of Shares	Fair Value
Bank Leumi Le-Israel BM (b)	29,866	$255,738
Bank Mandiri Persero Tbk PT	215,900	132,571
Bank Negara Indonesia Persero Tbk PT (b)	78,300	45,797
Bank of Beijing Company Ltd., Class A	9,700	5,585
Bank of China Ltd., Class H H Shares	837,868	273,635
Bank of China Ltd., Class A A Shares	12,294	5,323
Bank of Communications Company Ltd., Class H H Shares	86,127	45,403
Bank of Communications Company Ltd., Class A	25,700	16,635
Bank of Montreal	12,701	1,119,108
Bank of Shanghai Company Ltd., Class A	6,100	4,999
Bank of the Philippine Islands (b)	22,630	34,469
Bank Polska Kasa Opieki S.A. (b)	1,929	23,512
Bank Rakyat Indonesia Persero Tbk PT	748,609	219,097
Banque Saudi Fransi	6,105	67,442
Barclays PLC	316,621	503,674
BDO Unibank Inc.	20,560	38,953
BNP Paribas S.A. (b)	21,197	894,979
BOC Hong Kong Holdings Ltd.	71,000	236,118
Boubyan Bank KSCP	18,265	45,081
CaixaBank S.A.	85,599	275,591
Canadian Imperial Bank of Commerce (b)	17,000	748,022
Capitec Bank Holdings Ltd.	931	80,329
Chang Hwa Commercial Bank Ltd.	55,317	29,799
China CITIC Bank Corporation Ltd., Class H H Shares	97,881	38,842
China Common Rich Renewable Energy Investments Ltd. (c)**	64,000	—
China Construction Bank Corp., Class H H Shares	1,025,000	591,613
China Construction Bank Corp., Class A	7,400	5,722
China Everbright Bank Company Ltd., Class H H Shares	46,883	12,872
China Everbright Bank Company Ltd., Class A A Shares	30,820	12,167
China Merchants Bank Company Ltd., Class H H Shares	41,500	192,050
China Merchants Bank Company Ltd., Class A	12,700	59,728
China Minsheng Banking Corporation Ltd., Class H H Shares (b)	65,200	18,643
China Minsheng Banking Corporation Ltd., Class A	20,500	9,735
China Zheshang Bank Company Ltd., Class A (a)	17,800	7,429
CIMB Group Holdings Bhd (b)	70,165	77,364
Commercial International Bank Egypt S.A.E.	24,801	31,842
Commerzbank AG (a)	21,484	152,882
Commonwealth Bank of Australia	32,512	1,901,141
Credicorp Ltd. (b)	800	98,240
Credit Agricole S.A.	22,398	181,753

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
CTBC Financial Holding Company Ltd.	174,000	$108,246
Danske Bank A/S	13,619	169,435
DBS Group Holdings Ltd. (b)	34,210	792,137
DNB BANK ASA (b)	17,674	280,227
Dubai Islamic Bank PJSC	41,012	66,536
E.Sun Financial Holding Company Ltd.	130,897	105,913
Emirates NBD Bank PJSC	22,098	77,271
Erste Group Bank AG	6,778	148,528
Eurobank Ergasias Services & Holdings S.A., Class A (a)	33,180	27,684
FinecoBank Banca Fineco S.p.A.	12,163	150,158
First Abu Dhabi Bank PJSC	48,479	235,149
First Financial Holding Company Ltd. (b)	109,603	89,474
Grupo Financiero Banorte SAB de C.V., Class O	25,900	166,574
Grupo Financiero Inbursa SAB de CV, Class O (a)	21,800	34,607
Hana Financial Group Inc.	2,984	73,272
Hang Seng Bank Ltd. (b)	14,600	221,803
Hong Leong Bank Bhd (b)	8,200	36,193
Hong Leong Financial Group Bhd	2,087	8,279
HSBC Holdings PLC	381,320	1,973,978
Hua Nan Financial Holdings Company Ltd.	96,089	67,037
Huaxia Bank Company Ltd., Class A	400	282
ICICI Bank Ltd. (b)	52,673	553,027
Industrial & Commercial Bank of China Ltd., Class H H Shares	602,505	282,630
Industrial & Commercial Bank of China Ltd., Class A	39,300	23,955
Industrial Bank Company Ltd., Class A A Shares	13,400	31,166
Industrial Bank of Korea	2,926	19,350
ING Groep N.V. (b)	73,742	631,595
Inter & Company Inc.	1	3
Intesa Sanpaolo S.p.A.	312,235	515,918
Israel Discount Bank Ltd., Class A (b)	24,034	121,332
Japan Post Bank Company Ltd.	7,100	49,625
KakaoBank Corp. (a)	1,198	16,596
KB Financial Group Inc.	4,080	123,210
KBC Group N.V.	4,866	230,817
Komercni banka A/S (b)	1,017	25,451
Kotak Mahindra Bank Ltd. (b)	5,755	127,729
Krung Thai Bank PCL NVDR	46,577	20,550
Kuwait Finance House KSCP	61,518	166,851
Lloyds Banking Group PLC	1,340,590	605,794
Malayan Banking Bhd	50,170	92,658
Masraf Al Rayan QSC	50,706	57,024
mBank S.A. (a)	271	10,908
Mediobanca Banca di Credito Finanziario S.p.A.	11,868	92,826
Mega Financial Holding Company Ltd. (b)	114,057	111,592
Metropolitan Bank & Trust Co.	18,910	15,596
Mitsubishi UFJ Financial Group Inc.	228,000	1,032,761
Mizrahi Tefahot Bank Ltd.	3,002	105,369
Mizuho Financial Group Inc. (b)	45,600	493,552
Moneta Money Bank A/S (e)	7,492	21,088
National Australia Bank Ltd.	60,954	1,134,428
	Number of Shares	Fair Value
National Bank of Canada (b)	6,400	$403,269
National Bank of Kuwait SAKP	82,003	258,354
Nedbank Group Ltd.	4,353	48,378
Nordea Bank Abp	64,264	549,993
OTP Bank Nyrt	2,162	39,423
Oversea-Chinese Banking Corporation Ltd.	64,030	525,148
Ping An Bank Company Ltd., Class A A Shares	10,900	18,065
Postal Savings Bank of China Company Ltd. H Shares (e)	82,675	48,592
Postal Savings Bank of China Company Ltd., Class A	15,100	9,417
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,415	45,662
Public Bank Bhd	153,800	139,976
Qatar International Islamic Bank QSC	3,271	9,742
Qatar Islamic Bank SAQ	15,089	101,849
Qatar National Bank QPSC	46,033	250,541
RHB Bank Bhd	24,907	29,759
Riyad Bank	13,938	117,004
Royal Bank of Canada	27,012	2,444,949
Santander Bank Polska S.A.	358	14,168
Sberbank of Russia PJSC (a)(c)**	192,160	—
SCB X PCL	11,696	32,049
Shanghai Pudong Development Bank Company Ltd., Class A	14,200	14,001
Shinhan Financial Group Company Ltd.	4,708	109,363
SinoPac Financial Holdings Company Ltd.	99,619	54,053
Skandinaviska Enskilda Banken AB, Class A	31,363	298,917
Societe Generale S.A.	14,985	296,224
Standard Bank Group Ltd.	14,348	114,149
Standard Chartered PLC	50,103	313,302
State Bank of India	18,834	121,970
Sumitomo Mitsui Financial Group Inc.	24,700	684,649
Sumitomo Mitsui Trust Holdings Inc.	6,500	184,839
Svenska Handelsbanken AB, Class A	28,009	229,929
Swedbank AB, Class A A Shares	17,493	229,612
Taishin Financial Holding Company Ltd	112,244	48,254
Taiwan Cooperative Financial Holding Company Ltd.	102,207	84,150
TCS Group Holding PLC GDR (a)(c)**	1,671	—
TCS Group Holding PLC (a)(c)**	500	—
The Bank of Nova Scotia	22,900	1,094,960
The Bank of NT Butterfield & Son Ltd.	1,717	55,734
The Commercial Bank PQSC	19,063	36,700
The Saudi British Bank	9,570	98,958
The Saudi National Bank	22,647	377,876
The Shanghai Commercial & Savings Bank Ltd.	35,000	54,032
The Toronto-Dominion Bank	34,600	2,133,337
Turkiye Is Bankasi AS, Class C C Shares	22,855	9,180
UniCredit S.p.A.	40,070	405,506
United Overseas Bank Ltd.	22,400	406,103

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
VTB Bank PJSC (a)(c)**	70,264,000	$—
Westpac Banking Corp.	66,037	878,176
Woori Financial Group Inc.	5,116	37,967
Yes Bank Ltd. (a)	210,763	40,305
		37,828,906
Diversified Capital Markets - 0.2%
Banco BTG Pactual S.A.	11,908	54,621
Credit Suisse Group AG	50,608	200,682
Deutsche Bank AG	38,943	288,215
Macquarie Group Ltd.	6,878	674,481
Mirae Asset Securities Company Ltd.	3,109	12,870
UBS Group AG	67,100	975,908
		2,206,777
Diversified Chemicals - 0.1%
BASF SE	17,343	665,324
Mitsubishi Chemical Holdings Corp.	25,900	118,632
Ningxia Baofeng Energy Group Company Ltd., Class A	3,000	5,591
Nissan Chemical Corp.	2,300	102,739
Pidilite Industries Ltd.	1,757	57,740
Sasol Ltd.	5,864	92,374
Solvay S.A.	1,445	111,829
SRF Ltd.	1,747	53,336
Sumitomo Chemical Company Ltd.	28,100	96,643
		1,304,208
Diversified Metals & Mining - 0.6%
African Rainbow Minerals Ltd.	506	6,884
Anglo American PLC	23,990	720,158
BHP Group Ltd.	96,432	2,409,485
Boliden AB	5,320	164,369
China Minmetals Rare Earth Company Ltd., Class A (a)	500	1,840
China Molybdenum Company Ltd., Class H H Shares	30,000	11,647
China Molybdenum Company Ltd., Class A A Shares	11,000	7,260
China Northern Rare Earth Group High-Tech Company Ltd., Class A	2,000	7,416
Ganfeng Lithium Company Ltd., Class A A Shares	1,640	17,142
Ganfeng Lithium Company Ltd., Class H H Shares (e)	3,640	24,045
GEM Company Ltd., Class A A Shares	7,800	8,041
Glencore PLC	186,484	979,756
Grupo Mexico SAB de C.V., Class B (b)	30,742	104,147
Ivanhoe Mines Ltd., Class A (a)	10,300	66,640
Korea Zinc Company Ltd.	86	35,558
Merdeka Copper Gold Tbk PT (a)	138,993	35,777
Mineral Resources Ltd.	3,300	139,230
MMC Norilsk Nickel PJSC ADR (c)**	8,131	—
MMC Norilsk Nickel PJSC (c)**	305	—
MMG Ltd. (a)	36,000	8,566
PolyMet Mining Corp. (a)	691	1,990
Rio Tinto Ltd.	7,027	427,273
Rio Tinto PLC	21,445	1,160,040
Saudi Arabian Mining Co. (a)	9,158	167,442
	Number of Shares	Fair Value
Shenghe Resources Holding Co. Ltd., Class A	3,500	$7,384
South32 Ltd.	89,357	213,220
Sumitomo Metal Mining Company Ltd.	4,900	140,402
Teck Resources Ltd., Class B (a)	9,200	281,279
Tibet Summit Resources Company Ltd., Class A (a)	500	1,551
Vedanta Ltd.	6,580	21,593
Youngy Company Ltd., Class A (a)	200	3,145
Zhejiang Huayou Cobalt Company Ltd., Class A	1,530	13,719
		7,186,999
Diversified Real Estate Activities - 0.2%
Aldar Properties PJSC	49,033	55,975
Ayala Land Inc. (b)	76,100	29,545
Barwa Real Estate Co.	1,157	1,087
City Developments Ltd.	8,300	43,783
Daito Trust Construction Company Ltd.	1,100	102,886
Daiwa House Industry Company Ltd.	11,400	231,768
DLF Ltd.	5,050	21,928
ESR Group Ltd. (b)(e)	39,200	98,599
Lendlease Corporation Ltd.	13,528	77,740
Mitsubishi Estate Company Ltd.	22,600	297,751
Mitsui Fudosan Company Ltd.	17,400	331,435
New World Development Company Ltd.	28,000	79,520
Nomura Real Estate Holdings Inc.	2,396	54,106
Shanghai Lujiazui Finance & Trade Zone Development Company Ltd., Class B	10,400	8,137
Sumitomo Realty & Development Company Ltd.	6,100	138,712
Sun Hung Kai Properties Ltd.	27,500	303,488
Swire Pacific Ltd., Class A	9,500	71,006
The Wharf Holdings Ltd.	13,000	41,573
UOL Group Ltd.	8,500	39,143
		2,028,182
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp.	43	89,795
Fibra Uno Administracion S.A. de C.V. (b)	32,000	32,991
Growthpoint Properties Ltd.	46,615	30,579
Land Securities Group PLC (b)	12,309	71,108
Mirvac Group	77,039	96,463
Nomura Real Estate Master Fund Inc.	83	91,726
Stockland	41,874	88,087
The British Land Company PLC	17,362	67,234
The GPT Group	33,418	82,672
		650,655
Diversified Support Services - 0.0% *
Brambles Ltd.	27,421	201,632
Indian Railway Catering & Tourism Corporation Ltd.	2,733	23,474
Ritchie Bros Auctioneers Inc.	2,000	125,629
		350,735

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Drug Retail - 0.0% *
Clicks Group Ltd.	2,284	$36,277
Raia Drogasil S.A.	11,200	47,067
Welcia Holdings Company Ltd.	1,944	41,019
		124,363
Education Services - 0.0% *
IDP Education Ltd.	3,585	60,533
New Oriental Education & Technology Group Inc. (a)	15,100	36,890
TAL Education Group ADR (a)	4,100	20,254
		117,677
Electric Utilities - 0.5%
Acciona S.A.	484	85,031
Adani Transmission Ltd. (a)	2,959	118,578
Centrais Eletricas Brasileiras S.A. (b)	6,827	54,236
CEZ A/S (b)	2,072	71,044
Chubu Electric Power Company Inc. (b)	12,600	113,307
CK Infrastructure Holdings Ltd. (b)	10,500	53,552
CLP Holdings Ltd. (b)	31,000	234,282
CPFL Energia S.A.	2,500	15,604
EDP - Energias de Portugal S.A. (b)	53,005	229,948
Electricite de France S.A. (b)	10,621	123,126
Elia Group S.A.	649	76,337
Emera Inc. (b)	5,000	203,377
Endesa S.A.	5,538	83,144
Enel Americas S.A.	212,573	22,635
Enel Chile S.A.	175,613	5,122
Enel S.p.A.	153,542	629,453
Energisa S.A.	2,100	16,264
Equatorial Energia S.A.	12,243	60,889
Fortis Inc. (b)	9,044	345,423
Fortum Oyj (b)	9,330	125,317
HK Electric Investments & HK Electric Investments Ltd.	54,369	38,093
Hydro One Ltd. (b)(e)	6,298	154,832
Iberdrola S.A. (b)	113,571	1,058,524
Inter RAO UES PJSC (a)(c)**	467,243	—
Interconexion Electrica S.A. ESP	4,165	14,959
Korea Electric Power Corp. (a)	2,481	34,563
Manila Electric Co.	2,420	10,837
Mercury NZ Ltd.	13,923	44,799
Origin Energy Ltd.	35,695	119,046
Orsted A/S (e)	3,564	283,926
PGE Polska Grupa Energetyczna S.A. (a)	10,086	12,734
Power Assets Holdings Ltd.	27,000	135,341
Power Grid Corporation of India Ltd.	34,609	89,863
Public Power Corp. S.A. (a)	3,647	18,514
Red Electrica Corp. SA	7,882	120,905
Saudi Electricity Co.	8,744	56,607
SSE PLC	20,286	342,472
Tenaga Nasional Bhd	27,000	46,810
Terna - Rete Elettrica Nazionale S.p.A.	27,402	166,824
The Kansai Electric Power Company Inc. (b)	14,300	119,626
The Tata Power Company Ltd.	16,884	44,535
Tokyo Electric Power Company Holdings Inc. (a)	32,300	103,240
	Number of Shares	Fair Value
Verbund AG	1,374	$117,261
		5,800,980
Electrical Components & Equipment - 0.3%
ABB Ltd.	30,991	802,162
Contemporary Amperex Technology Company Ltd., Class A	1,400	78,407
Ecopro BM Company Ltd.	560	33,878
Eve Energy Company Ltd., Class A A Shares	900	10,620
Fuji Electric Company Ltd.	2,400	87,953
Ginlong Technologies Company Ltd., Class A (a)	300	9,264
Gotion High-tech Company Ltd., Class A A Shares	1,800	7,677
Havells India Ltd.	3,337	55,058
Legrand S.A. (b)	5,067	327,494
LG Energy Solution (a)	221	65,164
Nidec Corp.	8,500	475,748
nVent Electric plc	1,000	31,610
Prysmian S.p.A.	5,137	147,083
Schneider Electric SE	10,346	1,168,111
Sungrow Power Supply Company Ltd., Class A A Shares	1,300	20,031
Sunwoda Electronic Company Ltd., Class A	800	2,599
Suzhou Maxwell Technologies Company Ltd., Class A	160	10,848
TBEA Company Ltd., Class A	4,200	12,684
Voltronic Power Technology Corp.	1,000	43,980
WEG S.A.	17,546	104,260
Zhejiang Chint Electrics Company Ltd., Class A	1,800	6,712
Zhuzhou CRRC Times Electric Company Ltd. H Shares	6,600	27,625
		3,528,968
Electronic Components - 0.2%
AUO Corp.	89,000	40,730
Avary Holding Shenzhen Company Ltd., Class A (b)	2,600	9,404
BOE Technology Group Company Ltd., Class A	36,100	16,517
Chaozhou Three-Circle Group Company Ltd., Class A	2,200	8,017
China Zhenhua Group Science & Technology Company Ltd., Class A	200	3,245
Delta Electronics Inc.	21,000	166,806
Delta Electronics Thailand PCL NVDR	3,400	58,588
E Ink Holdings Inc.	10,000	66,019
Guangzhou Shiyuan Electronic Technology Company Ltd, Class A	800	6,683
Hamamatsu Photonics KK (b)	2,700	115,716
Hirose Electric Company Ltd. (b)	574	75,269
Ibiden Company Ltd. (b)	2,200	60,139
Iljin Materials Company Ltd.	276	9,649
Innolux Corp.	106,000	34,528
Kingboard Holdings Ltd.	8,000	22,520
Kingboard Laminates Holdings Ltd.	13,549	12,139
Kyocera Corp.	6,100	307,278
L&F Company Ltd. (a)	253	30,766

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Largan Precision Company Ltd.	1,000	$52,421
Lens Technology Company Ltd., Class A A Shares	4,960	6,400
LG Display Company Ltd.	2,381	19,732
LG Innotek Company Ltd.	159	29,969
Lingyi iTech Guangdong Co., Class A (a)	8,000	4,976
Luxshare Precision Industry Company Ltd., Class A	4,700	19,283
Maxscend Microelectronics Company Ltd., Class A (b)	128	1,579
Murata Manufacturing Company Ltd.	10,900	501,644
Nan Ya Printed Circuit Board Corp.	2,000	11,756
Omron Corp.	3,597	164,788
Samsung Electro-Mechanics Company Ltd.	637	49,147
Samsung SDI Company Ltd.	582	218,916
Shengyi Technology Company Ltd., Class A	1,400	2,565
Shennan Circuits Company Ltd., Class A	800	8,461
Sunny Optical Technology Group Company Ltd.	7,400	70,325
TDK Corp.	7,500	231,504
Unimicron Technology Corp.	13,000	47,589
Yageo Corp.	5,000	42,205
Zhen Ding Technology Holding Ltd.	7,665	25,415
		2,552,688
Electronic Equipment & Instruments - 0.2%
Azbil Corp.	2,200	57,342
Halma PLC	7,272	163,528
Hexagon AB, Class B B Shares	36,871	344,348
Keyence Corp.	3,700	1,222,946
Shimadzu Corp.	4,700	123,297
Westone Information Industry Inc., Class A	400	1,537
Wuhan Guide Infrared Company Ltd., Class A	3,500	5,688
Yokogawa Electric Corp.	3,900	61,435
Zhejiang Dahua Technology Company Ltd., Class A	2,800	5,033
		1,985,154
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings Inc. (a)	8,500	13,211
Fabrinet (a)(b)	1,245	118,835
Foxconn Industrial Internet Company Ltd., Class A	8,600	10,245
GoerTek Inc., Class A A Shares	2,448	9,056
Hon Hai Precision Industry Company Ltd. (b)	133,000	425,882
Venture Corporation Ltd.	4,800	54,593
Wingtech Technology Company Ltd., Class A A Shares	1,200	7,965
		639,787
Environmental & Facilities Services - 0.0% *
China Everbright Environment Group Ltd.	48,000	19,870
GFL Environmental Inc.	3,600	91,464
Li-Cycle Holdings Corp. (a)(b)	4,500	23,940
	Number of Shares	Fair Value
Rentokil Initial PLC	35,933	$190,419
		325,693
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd (b)	14,547	116,888
Nutrien Ltd.	10,400	871,933
OCI N.V.	1,801	65,910
PhosArgo PJSC (c)**	1,969	—
PI Industries Ltd.	823	30,157
SABIC Agri-Nutrients Co.	2,190	90,972
Shandong Hualu Hengsheng Chemical Company Ltd., Class A	2,470	10,052
UPL Ltd.	5,822	47,758
Yara International ASA	3,369	118,140
		1,351,810
Financial Exchanges & Data - 0.2%
ASX Ltd. (b)	3,731	172,599
B3 S.A. - Brasil Bolsa Balcao (b)	65,500	158,033
Deutsche Boerse AG	3,591	588,420
East Money Information Company Ltd., Class A	6,824	16,787
Euronext N.V. (e)	1,752	110,832
Hithink RoyalFlush Information Network Company Ltd., Class A	500	5,409
Hong Kong Exchanges & Clearing Ltd.	22,700	775,916
Japan Exchange Group Inc.	10,000	135,136
London Stock Exchange Group PLC	6,218	524,985
Moscow Exchange MICEX-RTS PJSC (a)(c)**	17,461	—
Singapore Exchange Ltd.	15,036	98,735
TMX Group Ltd.	1,000	92,471
		2,679,323
Food Distributors - 0.0% *
Bid Corporation Ltd. (b)	3,492	54,174
The SPAR Group Ltd.	2,260	18,027
		72,201
Food Retail - 0.4%
Alimentation Couche-Tard Inc.	16,000	647,546
Avenue Supermarts Ltd. (a)(e)	1,692	90,520
BGF retail Company Ltd.	77	8,860
BIM Birlesik Magazalar A/S (b)	5,083	31,723
Coles Group Ltd.	25,516	270,387
CP ALL PCL NVDR	61,715	91,643
Dino Polska S.A. (a)(e)	643	39,088
Empire Company Ltd., Class A (b)	3,200	80,020
Endeavour Group Ltd.	27,018	122,049
George Weston Ltd. (b)	1,469	154,624
HelloFresh SE (a)	3,254	68,085
J Sainsbury PLC	29,664	57,434
Jeronimo Martins SGPS S.A.	5,372	100,004
Kesko Oyj, Class B (b)	5,626	104,921
Kobe Bussan Company Ltd.	2,600	62,543
Koninklijke Ahold Delhaize N.V. (b)	19,772	503,415
Loblaw Companies Ltd. (b)	3,219	256,246
Magnit PJSC (c)**	1,282	—
Metro Inc. (b)	4,676	235,391
Ocado Group PLC (a)	11,864	61,554
President Chain Store Corp.	7,000	62,110

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Seven & I Holdings Company Ltd.	14,200	$570,355
Shoprite Holdings Ltd.	5,334	64,133
Tesco plc	144,480	331,518
Woolworths Group Ltd.	22,904	500,286
X5 Retail Group N.V. GDR (c)**	2,502	—
		4,514,455
Footwear - 0.0% *
Feng TAY Enterprise Company Ltd.	3,000	14,839
Pou Chen Corp.	14,000	12,514
Puma SE	2,126	98,309
Xtep International Holdings Ltd.	17,000	17,893
		143,555
Forest Products - 0.0% *
Chengxin Lithium Group Company Ltd., Class A	500	3,269
Svenska Cellulosa AB SCA, Class B B Shares	11,686	148,279
West Fraser Timber Company Ltd.	1,200	87,272
		238,820
Gas Utilities - 0.1%
Adani Total Gas Ltd.	2,847	116,094
AltaGas Ltd.	5,300	102,023
APA Group	22,904	141,654
Beijing Enterprises Holdings Ltd.	6,500	18,216
Brookfield Infrastructure Corp., Class A (b)	3,306	134,554
China Gas Holdings Ltd.	29,800	35,641
China Resources Gas Group Ltd.	8,800	27,901
Enagas S.A. (b)	4,899	75,800
ENN Energy Holdings Ltd.	7,900	105,329
GAIL India Ltd. (b)	27,546	29,275
Hong Kong & China Gas Company Ltd. (b)	218,650	192,592
Indraprastha Gas Ltd.	2,632	12,798
Kunlun Energy Company Ltd.	38,000	27,349
Naturgy Energy Group S.A. (b)	2,762	63,869
Osaka Gas Company Ltd.	7,700	116,073
Petronas Gas Bhd	9,649	34,210
Snam S.p.A.	39,853	161,017
Tokyo Gas Company Ltd.	7,900	133,347
		1,527,742
General Merchandise Stores - 0.1%
Canadian Tire Corporation Ltd., Class A (b)	1,100	117,721
Dollarama Inc.	5,400	311,648
Magazine Luiza S.A. (a)	37,124	30,749
Pan Pacific International Holdings Corp.	7,800	137,584
Wesfarmers Ltd.	21,418	588,557
		1,186,259
Gold - 0.2%
Agnico Eagle Mines Ltd.	8,688	369,005
Aneka Tambang Tbk	103,400	13,102
AngloGold Ashanti Ltd.	4,118	56,654
Barrick Gold Corp.	33,600	523,544
	Number of Shares	Fair Value
Cia de Minas Buenaventura S.A.A. ADR	2,400	$16,152
Dakota Gold Corp. (a)(b)	1,527	4,657
Evolution Mining Ltd.	31,097	40,778
Franco-Nevada Corp. (b)	3,624	435,181
Gold Fields Ltd.	8,837	71,781
Harmony Gold Mining Company Ltd.	6,492	15,411
Kinross Gold Corp.	24,500	92,719
Newcrest Mining Ltd. (b)	17,262	190,500
Northern Star Resources Ltd.	20,474	103,048
Novagold Resources Inc. (a)	8,199	38,453
Polymetal International PLC (c)**	1,670	—
Polyus PJSC GDR (c)**	977	—
Polyus PJSC (a)(c)**	122	—
Shandong Gold Mining Company Ltd., Class A	3,000	7,228
Shandong Gold Mining Company Ltd., Class H H Shares (e)	7,500	11,933
Wheaton Precious Metals Corp.	8,547	278,234
Zhaojin Mining Industry Company Ltd., Class A H Shares (a)	15,500	10,611
Zijin Mining Group Company Ltd., Class H	59,119	57,220
Zijin Mining Group Company Ltd., Class A A Shares	13,400	14,655
		2,350,866
Healthcare Distributors - 0.0% *
Amplifon S.p.A.	2,130	55,473
Celltrion Healthcare Company Ltd.	978	45,826
Huadong Medicine Company Ltd., Class A A Shares	1,700	9,541
Shanghai Pharmaceuticals Holding Company Ltd., Class H	9,000	12,411
Shanghai Pharmaceuticals Holding Company Ltd., Class A	4,200	9,708
Sinopharm Group Company Ltd., Class H H Shares	16,800	33,528
		166,487
Healthcare Equipment - 0.3%
BioMerieux	706	55,822
Carl Zeiss Meditec AG	789	81,923
Cochlear Ltd. (b)	1,268	158,320
Demant A/S (a)	1,542	38,103
DiaSorin S.p.A.	433	48,300
Fisher & Paykel Healthcare Corporation Ltd.	11,664	122,192
Getinge AB, Class B (b)	3,950	67,550
GN Store Nord AS	2,257	39,517
Jafron Biomedical Company Ltd., Class A A Shares	600	4,077
Jiangsu Yuyue Medical Equipment & Supply Company Ltd., Class A	2,100	8,468
Koninklijke Philips N.V.	16,862	259,510
Lepu Medical Technology Beijing Company Ltd., Class A	2,300	6,808
LivaNova PLC (a)	1,808	91,792
Medtronic PLC (b)	10,532	850,459
Microport Scientific Corp. (a)	4,807	8,192
Nano-X Imaging Ltd. (a)	1,405	16,115

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Novocure Ltd. (a)	800	$60,784
Olympus Corp.	23,300	448,193
Shenzhen Mindray Bio-Medical Electronics Company Ltd., Class A	700	29,288
Siemens Healthineers AG (e)	5,417	232,270
Smith & Nephew PLC	16,819	194,094
Sonova Holding AG	1,033	227,889
Straumann Holding AG	2,149	197,037
Sysmex Corp.	3,300	176,321
Terumo Corp.	12,200	342,909
		3,765,933
Healthcare Facilities - 0.0% *
Aier Eye Hospital Group Company Ltd., Class A	5,909	23,710
Apollo Hospitals Enterprise Ltd.	1,276	68,270
Bangkok Dusit Medical Services PCL NVDR	103,111	80,382
Bumrungrad Hospital PCL NVDR	3,841	23,030
Dr Sulaiman Al Habib Medical Services Group Co.	677	37,271
Hygeia Healthcare Holdings Company Ltd. (a)(e)	3,200	17,900
IHH Healthcare Bhd	15,900	20,155
Mouwasat Medical Services Co.	688	36,066
Ramsay Health Care Ltd.	3,521	129,914
Rede D'Or Sao Luiz SA (e)	5,000	27,474
		464,172
Healthcare Services - 0.0% *
Fresenius Medical Care AG & Company KGaA	3,952	111,294
Fresenius SE & Company KGaA	8,070	171,944
Guangzhou Kingmed Diagnostics Group Company Ltd., Class A	500	4,422
Jinxin Fertility Group Ltd. (e)	16,500	8,027
Meinian Onehealth Healthcare Holdings Company Ltd., Class A (a)	4,500	2,690
Sonic Healthcare Ltd.	8,724	171,041
Topchoice Medical Corp., Class A (a)	300	5,358
		474,776
Healthcare Supplies - 0.2%
Alcon Inc. (b)	9,442	549,808
Asahi Intecc Company Ltd.	3,700	59,003
Coloplast A/S, Class B	2,265	230,076
EssilorLuxottica S.A.	5,426	737,216
Hartalega Holdings Bhd	12,000	4,279
Hoya Corp.	7,000	674,440
Intco Medical Technology Company Ltd., Class A	720	2,006
Ovctek China Inc., Class A	600	3,465
SD Biosensor Inc.	309	5,696
Shandong Weigao Group Medical Polymer Company Ltd., Class H	26,000	34,830
Top Glove Corporation Bhd	54,800	7,347
		2,308,166
Healthcare Technology - 0.0% *
Babylon Holdings Ltd., Class A (a)	2,813	1,329
	Number of Shares	Fair Value
M3 Inc.	8,400	$234,518
Winning Health Technology Group Company Ltd., Class A	4,200	4,138
		239,985
Heavy Electrical Equipment - 0.1%
Dongfang Electric Corporation Ltd., Class A	1,000	2,850
Doosan Enerbility Company Ltd. (a)(b)	4,535	44,548
Ming Yang Smart Energy Group Ltd., Class A	600	2,017
Mitsubishi Electric Corp.	36,600	331,124
NARI Technology Company Ltd., Class A A Shares	4,296	14,902
Shanghai Electric Group Company Ltd., Class A (a)	15,400	8,331
Siemens Energy AG (a)	7,699	84,737
Siemens Gamesa Renewable Energy S.A. (a)	4,040	70,408
Titan Wind Energy Suzhou Company Ltd., Class A	900	1,591
Vestas Wind Systems A/S	19,106	351,638
Xinjiang Goldwind Science & Technology Company Ltd., Class H H Shares	8,000	9,225
Xinjiang Goldwind Science & Technology Company Ltd., Class A	2,800	4,437
		925,808
Highways & Railtracks - 0.1%
Atlantia S.p.A. (b)	9,547	210,575
Bangkok Expressway & Metro PCL NVDR	80,283	19,530
CCR S.A.	12,900	29,884
Getlink SE	8,670	134,394
Jiangsu Expressway Company Ltd., Class H (b)	12,000	9,009
Promotora y Operadora de Infraestructura SAB de C.V.	1,150	7,844
Shenzhen International Holdings Ltd.	17,503	13,342
Taiwan High Speed Rail Corp.	18,000	16,122
Transurban Group	58,047	460,786
Zhejiang Expressway Company Ltd., Class H	16,000	10,872
		912,358
Home Building - 0.1%
Barratt Developments PLC	17,866	67,508
Berkeley Group Holdings PLC	2,190	79,995
Iida Group Holdings Company Ltd.	2,638	35,705
Open House Group Company Ltd.	1,400	47,292
Persimmon PLC	6,474	88,520
Sekisui Chemical Company Ltd.	6,400	78,289
Sekisui House Ltd.	11,658	193,063
Taylor Wimpey PLC	61,558	59,928
		650,300
Home Furnishing Retail - 0.0% *
Nitori Holdings Company Ltd.	1,600	134,258
Home Furnishings - 0.0% *
Nien Made Enterprise Company Ltd.	2,000	15,789

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Oppein Home Group Inc., Class A	500	$7,939
		23,728
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	73,209	26,066
Kingfisher PLC	35,877	87,313
		113,379
Hotels, Resorts & Cruise Lines - 0.1%
Accor S.A. (a)	2,875	60,165
Asset World Corp. PCL NVDR	34,533	5,290
H World Group Ltd. ADR	2,100	70,434
InterContinental Hotels Group PLC	3,473	167,228
Minor International PCL NVDR (a)	39,649	27,704
Shanghai Jinjiang International Hotels Company Ltd., Class A	900	7,255
Tongcheng Travel Holdings Ltd. (a)	11,200	21,856
Trip.com Group Ltd. ADR (a)	5,500	150,205
Whitbread PLC	3,941	99,876
		610,013
Household Appliances - 0.0% *
Beijing Roborock Technology Company Ltd., Class A A Shares	89	3,218
Coway Company Ltd. (b)	563	21,054
Ecovacs Robotics Company Ltd., Class A A Shares	400	3,722
Electrolux AB, Class B	3,884	40,369
Gree Electric Appliances Inc. of Zhuhai, Class A	1,100	4,994
Haier Smart Home Company Ltd., Class A A Shares	3,900	13,476
Haier Smart Home Company Ltd., Class H H Shares	23,800	72,421
SEB S.A.	414	26,030
		185,284
Household Products - 0.1%
Essity AB, Class B (b)	11,771	232,560
Henkel AG & Company KGaA (b)	2,146	121,571
Kimberly-Clark de Mexico SAB de C.V., Class A	17,800	23,822
Reckitt Benckiser Group PLC	13,644	904,141
Unicharm Corp.	7,800	255,851
Unilever Indonesia Tbk PT	102,200	32,327
Vinda International Holdings Ltd.	4,000	9,401
		1,579,673
Human Resource & Employment Services - 0.1%
Adecco Group AG	2,803	77,554
Persol Holdings Company Ltd.	3,100	57,339
Randstad N.V.	2,089	90,126
Recruit Holdings Company Ltd.	27,200	783,432
		1,008,451
Hypermarkets & Super Centers - 0.1%
Aeon Company Ltd. (b)	12,775	238,529
Atacadao S.A.	6,800	24,302
Berli Jucker PCL NVDR	12,600	10,875
	Number of Shares	Fair Value
Carrefour S.A. (b)	12,050	$167,054
Cencosud S.A.	16,738	21,404
E-MART Inc. (b)	218	12,673
Wal-Mart de Mexico SAB de C.V.	53,386	188,056
		662,893
Independent Power Producers & Energy Traders - 0.1%
ACEN Corp.	80,880	7,698
B Grimm Power PCL NVDR	8,800	7,834
CGN Power Company Ltd., Class H H Shares (e)	129,000	27,862
China National Nuclear Power Company Ltd., Class A	11,500	9,400
China Power International Development Ltd.	65,000	25,731
China Resources Power Holdings Company Ltd.	20,000	30,883
Electricity Generating PCL NVDR	866	3,780
GD Power Development Company Ltd., Class A (a)	200	114
Global Power Synergy PCL NVDR	5,698	9,582
Gulf Energy Development PCL NVDR	30,733	42,587
Huaneng Power International Inc., Class H (a)	32,000	13,876
Huaneng Power International Inc., Class A (a)	7,700	8,153
NTPC Ltd.	44,221	86,366
Ratch Group PCL NVDR	17,100	18,540
RWE AG	12,151	446,440
SDIC Power Holdings Company Ltd., Class A	7,400	11,123
Shenzhen Energy Group Company Ltd., Class A	5,900	4,633
Uniper SE	1,406	5,304
		759,906
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures Inc. (b)	24,250	22,146
Alfa SAB de C.V., Class A	36,800	23,463
Ayala Corp. (b)	3,560	37,197
Brookfield Business Corp., Class A (b)	873	19,293
China Baoan Group Company Ltd., Class A	1,200	1,881
CITIC Ltd.	69,000	65,007
CJ Corp. (b)	187	9,016
CK Hutchison Holdings Ltd.	51,500	283,563
DCC PLC	2,048	106,334
Far Eastern New Century Corp.	38,000	38,581
Fosun International Ltd.	31,000	19,157
Grupo Carso SAB de C.V., Class A	5,400	19,809
GS Holdings Corp.	445	12,883
GT Capital Holdings Inc.	1,070	7,571
HAP Seng Consolidated Bhd	11,200	14,761
Hitachi Ltd.	18,300	778,695
Industries Qatar QSC	16,400	75,707
Investment AB Latour, Class B B Shares	2,553	42,242
Jardine Matheson Holdings Ltd. (b)	3,000	151,674
JG Summit Holdings Inc.	38,530	27,547
Keppel Corporation Ltd. (b)	29,600	142,566

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
KOC Holding A/S (b)	13,536	$32,862
LG Corp. (b)	1,193	61,194
Lifco AB, Class B	3,975	55,146
Melrose Industries PLC	85,503	95,585
Samsung C&T Corp.	987	70,726
Siemens AG	14,583	1,424,802
Siemens Ltd.	862	29,200
Sime Darby Bhd	24,858	11,432
SK Inc.	454	60,279
SM Investments Corp.	3,050	37,565
Smiths Group PLC	6,828	113,708
The Bidvest Group Ltd.	4,369	47,778
Toshiba Corp.	7,500	267,162
Turkiye Sise ve Cam Fabrikalari AS	16,723	22,931
		4,229,463
Industrial Gases - 0.2%
Air Liquide S.A. (b)	9,973	1,139,439
Linde PLC (a)(b)	3,930	1,059,489
Nippon Sanso Holdings Corp.	3,400	53,738
		2,252,666
Industrial Machinery - 0.3%
Airtac International Group	1,364	31,207
Alfa Laval AB	5,209	129,169
Atlas Copco AB, A Shares	50,789	472,057
Atlas Copco AB, B Shares	29,787	246,908
Daifuku Company Ltd.	1,800	84,658
FANUC Corp.	3,600	505,439
GEA Group AG (b)	2,953	95,529
Haitian International Holdings Ltd.	9,655	18,270
Hoshizaki Corp.	1,800	50,198
Indutrade AB	4,781	77,549
Jiangsu Hengli Hydraulic Company Ltd., Class A	900	5,688
Kone Oyj, Class B B Shares	6,462	248,870
Kurita Water Industries Ltd. (b)	1,807	64,148
Luoyang Xinqianglian Slewing Bearing Company Ltd., Class A	170	2,090
Luxfer Holdings PLC	894	12,963
Makita Corp. (b)	4,400	85,375
MINEBEA MITSUMI Inc. (b)	6,400	94,671
MISUMI Group Inc.	5,500	118,416
Mitsubishi Heavy Industries Ltd.	6,100	202,860
NGK Insulators Ltd. (b)	4,600	57,249
North Industries Group Red Arrow Company Ltd., Class A	600	1,877
Pentair PLC	1,200	48,756
Rational AG	88	42,603
Sandvik AB	20,370	277,678
Schindler Holding AG	1,190	183,336
Shenzhen Inovance Technology Company Ltd., Class A	1,750	14,079
SKF AB, Class B B Shares	6,713	89,933
SMC Corp.	1,100	447,621
Spirax-Sarco Engineering PLC	1,402	161,128
Techtronic Industries Company Ltd.	26,500	252,858
VAT Group AG (e)	478	97,242
Wartsila Oyj Abp	8,073	51,549
	Number of Shares	Fair Value
Wuxi Shangji Automation Company Ltd., Class A	280	$5,261
Yaskawa Electric Corp.	4,700	135,243
		4,412,478
Industrial REITs - 0.1%
CapLand Ascendas REIT	68,000	126,963
GLP J-Reit	74	82,061
Goodman Group	31,830	323,359
Mapletree Logistics Trust	55,836	60,388
Nippon Prologis REIT Inc.	37	81,111
Segro PLC	23,043	192,224
Warehouses De Pauw CVA	2,928	71,884
		937,990
Insurance Brokers - 0.0% *
Willis Towers Watson PLC	924	185,669
Integrated Oil & Gas - 0.9%
BP PLC	366,785	1,752,247
Cenovus Energy Inc. (b)	26,423	408,061
China Petroleum & Chemical Corp., Class H	270,000	115,293
China Petroleum & Chemical Corp., Class A	19,100	11,494
Ecopetrol S.A. (b)	48,522	21,906
Eni S.p.A.	47,721	507,005
Equinor ASA (b)	18,460	608,298
Galp Energia SGPS S.A.	8,680	83,480
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Guanghui Energy Company Ltd., Class A	8,300	14,325
Imperial Oil Ltd.	4,600	200,230
LUKOIL PJSC (c)**	7,480	—
MOL Hungarian Oil & Gas PLC (b)	5,606	31,120
Novatek PJSC GDR (c)**	1,641	—
Oil & Natural Gas Corporation Ltd.	27,061	41,919
OMV AG	3,054	110,489
PetroChina Company Ltd., Class H	222,000	90,748
PetroChina Company Ltd., Class A	11,100	8,005
Petroleo Brasileiro S.A.	39,800	243,413
Polskie Gornictwo Naftowe i Gazownictwo S.A. (a)	21,589	21,227
PTT PCL NVDR	105,641	95,000
Repsol S.A.	27,888	320,309
Rosneft Oil Co. PJSC (c)**	20,586	—
Saudi Arabian Oil Co. (e)	26,109	248,557
Shell PLC	141,638	3,512,957
Suncor Energy Inc.	27,400	775,707
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
Surgutneftegas PJSC (c)**	31,000	—
TotalEnergies SE	47,231	2,214,916
		11,436,706
Integrated Telecommunication Services - 0.4%
BCE Inc.	1,247	52,565
BT Group PLC	133,972	180,058
Cellnex Telecom S.A. (e)	10,291	317,312
China Tower Corp Ltd., Class H H Shares (e)	460,000	49,146
Chunghwa Telecom Company Ltd.	39,071	139,840

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Deutsche Telekom AG	61,818	$1,051,815
Elisa Oyj (b)	2,806	127,085
Emirates Telecommunications Group Co. PJSC	37,615	239,084
Hellenic Telecommunications Organization S.A. (b)	3,106	45,083
HKT Trust & HKT Ltd.	73,815	86,450
Indus Towers Ltd.	6,486	15,657
Infrastrutture Wireless Italiane S.p.A. (e)	5,760	50,233
Koninklijke KPN N.V.	63,568	171,968
LG Uplus Corp. (b)	1,535	11,478
Nippon Telegraph & Telephone Corp.	22,609	609,754
Ooredoo QPSC	1,718	4,187
Operadora De Sites Mexicanos SAB de CV	10,200	8,492
Orange Polska S.A.	10,421	10,866
Orange S.A.	37,809	341,825
Proximus SADP	2,160	22,386
Sarana Menara Nusantara Tbk PT	268,300	21,690
Saudi Telecom Co.	15,462	160,965
Singapore Telecommunications Ltd.	155,600	287,389
Sitios Latinoamerica SAB de CV (a)	14,790	6,613
Spark New Zealand Ltd.	35,266	99,723
Swisscom AG	495	232,356
Telecom Italia S.p.A. (a)	204,353	37,783
Telefonica Brasil S.A.	4,887	36,584
Telefonica Deutschland Holding AG	17,916	36,208
Telefonica S.A.	101,673	335,985
Telekom Malaysia Bhd	11,900	13,999
Telenor ASA	13,479	123,262
Telia Co AB	51,609	148,640
Telkom Indonesia Persero Tbk PT	559,000	162,918
Telstra Corporation Ltd.	79,658	197,709
TELUS Corp.	8,816	175,993
Tower Bersama Infrastructure Tbk PT	19,300	3,576
True Corp PCL NVDR	122,700	16,372
United Internet AG	1,978	36,961
		5,670,010
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd., Class A A Shares	3,000	7,301
Bilibili Inc., Class Z (a)	2,200	33,788
Capcom Company Ltd.	3,500	88,112
CD Projekt S.A.	697	14,008
Embracer Group AB (a)	13,113	77,724
Kakao Games Corp. (a)	347	10,182
Kingsoft Corporation Ltd.	9,800	25,929
Koei Tecmo Holdings Company Ltd.	2,380	39,173
Konami Group Corp. (b)	1,600	74,076
Krafton Inc. (a)	266	38,563
Kunlun Tech Co Ltd., Class A A Shares (b)	2,800	4,845
NCSoft Corp.	200	47,839
NetEase Inc.	22,070	333,013
Netmarble Corp. (e)	299	10,600
Nexon Company Ltd. (b)	9,600	169,593
Nintendo Company Ltd.	21,000	846,932
	Number of Shares	Fair Value
Pearl Abyss Corp. (a)	358	$11,524
Perfect World Company Ltd., Class A A Shares	3,300	5,724
Playtika Holding Corp. (a)	1,200	11,268
Sea Ltd. ADR (a)	6,800	381,140
Square Enix Holdings Company Ltd.	1,500	64,645
UbiSoft Entertainment S.A. (a)	1,594	43,789
Zhejiang Century Huatong Group Company Ltd., Class A (a)	8,600	4,489
		2,344,257
Interactive Media & Services - 0.3%
Adevinta ASA (a)	5,123	30,497
Auto Trader Group PLC (e)	18,327	103,910
Autohome Inc. ADR	800	23,008
Baidu Inc., Class A (a)	23,800	350,353
Info Edge India Ltd.	633	29,751
JOYY Inc. ADR	400	10,400
Kakaku.com Inc.	2,700	45,750
Kakao Corp.	3,136	123,400
Kanzhun Ltd. ADR (a)	1,600	27,008
Kuaishou Technology (a)(e)	18,100	116,092
NAVER Corp.	1,325	176,511
REA Group Ltd.	901	65,919
Scout24 SE (e)	1,574	78,842
Seek Ltd.	6,603	80,665
Tencent Holdings Ltd.	66,675	2,251,964
VK Co Ltd. GDR (a)(c)**	1,600	—
Weibo Corp. ADR (a)	700	11,970
Yandex N.V., Class A A Shares (a)(c)**	4,697	—
Yandex NV, Class A (a)(c)**	865	—
Z Holdings Corp.	52,496	139,135
		3,665,175
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (a)	161,800	1,614,605
Alibaba Health Information Technology Ltd. (a)(b)	42,000	19,131
Allegro.eu S.A. (a)(e)	3,775	16,298
Americanas S.A.	7,268	22,816
Delivery Hero SE (a)(e)	3,165	115,561
JD Health International Inc. (a)(e)	11,600	66,076
JD.com Inc., Class A	21,826	550,613
Just Eat Takeaway.com N.V. (a)(e)	3,133	48,578
Meituan, Class B (a)(e)	45,100	947,811
Naspers Ltd., Class N (b)	2,246	280,533
Ozon Holdings PLC ADR (a)(c)**	1,300	—
Pinduoduo Inc. ADR (a)	5,157	322,725
Ping An Healthcare & Technology Company Ltd. (a)(e)	3,500	6,582
Prosus N.V. (a)	15,645	813,624
Rakuten Group Inc.	14,800	63,330
Vipshop Holdings Ltd. ADR (a)	4,634	38,972
Zalando SE (a)(e)	3,924	76,616
Zomato Ltd. (a)	16,846	12,748
ZOZO Inc.	2,500	50,039
		5,066,658
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	8,800	19,361
Shopify Inc., Class A (a)	21,512	582,243

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Tucows Inc., Class A (a)	330	$12,345
Wix.com Ltd. (a)	1,300	101,699
		715,648
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Company Ltd., Class H H Shares	33,000	15,203
China Galaxy Securities Company Ltd., Class A	2,700	3,394
China International Capital Corporation Ltd., Class H H Shares (e)	18,000	25,959
China International Capital Corporation Ltd., Class A A Shares	1,200	5,757
China Merchants Securities Company Ltd., Class A	3,400	5,864
CITIC Securities Company Ltd., Class H H Shares	23,425	39,651
CITIC Securities Company Ltd., Class A	6,590	16,046
CSC Financial Company Ltd., Class A A Shares	4,000	12,920
Daiwa Securities Group Inc.	25,800	101,252
Everbright Securities Company Ltd., Class A	3,600	6,613
Founder Securities Company Ltd., Class A A Shares	7,100	6,508
Futu Holdings Ltd. ADR (a)	1,000	37,290
GF Securities Company Ltd., Class H H Shares	14,200	15,410
GF Securities Company Ltd., Class A	3,200	6,381
Guosen Securities Company Ltd., Class A	6,800	8,183
Guotai Junan Securities Company Ltd., Class A	4,100	7,831
Haitong Securities Company Ltd., Class H H Shares	30,400	16,075
Haitong Securities Company Ltd., Class A A Shares	4,400	5,327
Huatai Securities Company Ltd, Class H H Shares (b)(e)	20,000	21,933
Huatai Securities Company Ltd., Class A A Shares	4,600	7,783
Industrial Securities Company Ltd., Class A (a)	7,500	5,709
Korea Investment Holdings Company Ltd.	530	17,415
Meritz Securities Company Ltd.	3,355	8,535
NH Investment & Securities Company Ltd. (b)	1,321	8,246
Nomura Holdings Inc.	56,500	187,158
Orient Securities Company Ltd., Class A	8,192	8,790
Samsung Securities Company Ltd.	735	15,646
SBI Holdings Inc.	4,800	86,127
Shenwan Hongyuan Group Company Ltd., Class A	26,200	14,148
SooChow Securities Company Ltd., Class A	2,100	1,807
Zheshang Securities Company Ltd., Class A A Shares	4,800	6,342
Zhongtai Securities Company Ltd., Class A	7,200	6,636
		731,939
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A (b)	5,057	1,301,166
	Number of Shares	Fair Value
Bechtle AG	1,405	$50,487
Capgemini SE	3,096	495,468
CGI Inc. (a)	4,200	317,862
Chinasoft International Ltd.	28,000	17,103
Fujitsu Ltd.	3,700	405,670
Globant S.A. (a)	300	56,124
HCL Technologies Ltd.	10,442	118,591
Infosys Ltd.	35,963	616,488
Itochu Techno-Solutions Corp. (b)	1,932	45,284
Larsen & Toubro Infotech Ltd. (e)	478	25,894
Mindtree Ltd.	554	21,227
Mphasis Ltd.	738	18,714
NEC Corp. (b)	4,840	154,962
Nomura Research Institute Ltd.	6,560	160,200
NTT Data Corp.	12,200	157,572
Obic Company Ltd.	1,300	174,304
Otsuka Corp.	1,900	59,250
Samsung SDS Company Ltd.	308	24,529
SCSK Corp.	3,200	48,441
Tata Consultancy Services Ltd.	9,225	338,086
Tech Mahindra Ltd.	5,679	69,707
TIS Inc.	4,000	106,188
Wipro Ltd.	13,332	63,972
		4,847,289
Leisure Facilities - 0.0% *
Oriental Land Company Ltd.	3,800	515,336
Shenzhen Overseas Chinese Town Company Ltd., Class A	7,300	4,923
Songcheng Performance Development Company Ltd., Class A A Shares	2,387	4,005
		524,264
Leisure Products - 0.1%
Bandai Namco Holdings Inc.	3,800	247,614
BRP Inc.	700	43,348
Giant Manufacturing Company Ltd.	2,000	12,876
HLB Inc. (a)	1,129	33,401
Shimano Inc.	1,400	219,028
Yamaha Corp.	2,800	99,486
		655,753
Life & Health Insurance - 0.5%
Aegon N.V. (b)	36,869	146,494
AIA Group Ltd.	229,400	1,909,901
Bupa Arabia for Cooperative Insurance Co.	563	25,083
Cathay Financial Holding Company Ltd. (b)	80,000	100,267
China Development Financial Holding Corp.	163,120	61,341
China Life Insurance Company Ltd., Class H	79,000	101,072
China Life Insurance Company Ltd., Class A	1,200	5,308
China Taiping Insurance Holdings Company Ltd.	15,000	12,573
Dai-ichi Life Holdings Inc.	19,300	306,844
Discovery Ltd. (a)(b)	5,021	29,192
Fubon Financial Holding Company Ltd.	75,982	118,822
Great-West Lifeco Inc. (b)	5,681	123,291

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
HDFC Life Insurance Company Ltd. (e)	9,848	$63,874
iA Financial Corporation Inc. (b)	1,898	96,955
ICICI Prudential Life Insurance Company Ltd. (e)	4,451	28,575
Japan Post Holdings Company Ltd.	46,900	310,690
Japan Post Insurance Company Ltd.	4,000	56,019
Legal & General Group PLC	113,417	270,663
Manulife Financial Corp.	36,700	579,059
Medibank Private Ltd.	53,606	120,436
New China Life Insurance Company Ltd., Class H H Shares	7,800	14,854
New China Life Insurance Company Ltd., Class A	1,600	6,025
NN Group N.V.	5,614	218,261
Old Mutual Ltd.	46,818	25,338
Phoenix Group Holdings PLC	13,110	76,334
Ping An Insurance Group Company of China Ltd., Class H H Shares	67,500	336,733
Ping An Insurance Group Company of China Ltd., Class A	7,400	42,975
Poste Italiane S.p.A. (e)	10,295	77,747
Power Corporation of Canada	10,680	241,962
Prudential PLC	51,915	508,011
Samsung Life Insurance Company Ltd.	631	27,331
Sanlam Ltd.	16,696	47,560
SBI Life Insurance Company Ltd. (e)	4,902	74,916
Shin Kong Financial Holding Company Ltd.	123,263	31,727
Sun Life Financial Inc.	11,090	443,342
Swiss Life Holding AG	602	266,632
T&D Holdings Inc.	10,000	95,041
		7,001,248
Life Sciences Tools & Services - 0.1%
AbCellera Biologics Inc. (a)(b)	6,952	68,755
Bachem Holding AG	668	42,117
Divi's Laboratories Ltd.	1,372	62,117
Eurofins Scientific SE	2,624	155,708
Genscript Biotech Corp. (a)	12,000	25,976
Hangzhou Tigermed Consulting Company Ltd., Class A	500	6,367
Hangzhou Tigermed Consulting Company Ltd., Class H H Shares (e)	1,500	12,059
Joinn Laboratories China Company Ltd., Class A	784	6,179
Lonza Group AG (b)	1,406	686,273
Pharmaron Beijing Company Ltd., Class H H Shares (e)	1,950	9,433
Pharmaron Beijing Company Ltd., Class A A Shares	450	3,402
QIAGEN N.V. (a)	6,150	255,418
Samsung Biologics Company Ltd. (a)(e)	187	104,677
Sartorius Stedim Biotech	544	166,797
WuXi AppTec Company Ltd., Class H H Shares (e)	3,708	29,614
WuXi AppTec Company Ltd., Class A A Shares	1,420	14,169
	Number of Shares	Fair Value
Wuxi Biologics Cayman Inc. (a)(e)	38,500	$229,177
		1,878,238
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos S.A. (e)	53,925	75,471
Marine - 0.1%
AP Moller - Maersk A/S, Class B	101	183,458
AP Moller - Maersk A/S, Class A (b)	63	111,256
COSCO SHIPPING Holdings Company Ltd., Class H H Shares	33,682	39,177
COSCO SHIPPING Holdings Company Ltd., Class A	8,910	13,664
Costamare Inc.	1,813	16,226
Evergreen Marine Corporation Taiwan Ltd.	10,400	47,418
Golden Ocean Group Ltd. (a)	4,224	31,553
HMM Company Ltd.	2,865	36,581
Kuehne + Nagel International AG	1,038	211,896
MISC Bhd	19,075	27,743
Mitsui OSK Lines Ltd. (b)	6,800	121,657
Nippon Yusen KK	9,300	157,840
Orient Overseas International Ltd.	1,500	26,104
Pan Ocean Company Ltd.	2,635	8,212
Safe Bulkers Inc.	2,255	5,570
SITC International Holdings Company Ltd.	23,000	42,179
Wan Hai Lines Ltd.	6,670	13,914
Yang Ming Marine Transport Corp.	18,000	34,582
ZIM Integrated Shipping Services Ltd.	1,400	32,900
		1,161,930
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	5,450	54,602
China Merchants Port Holdings Company Ltd. (b)	13,084	16,433
COSCO SHIPPING Ports Ltd. (b)	18,958	11,932
International Container Terminal Services Inc. (b)	11,170	29,789
Shanghai International Port Group Company Ltd., Class A	3,100	2,412
		115,168
Metal & Glass Containers - 0.0% *
CCL Industries Inc., Class B (b)	2,700	131,576
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	716	30,893
Eicher Motors Ltd.	1,613	72,262
Hero MotoCorp Ltd.	1,233	38,377
Yadea Group Holdings Ltd. (e)	14,000	22,375
Yamaha Motor Company Ltd.	5,800	108,657
		272,564
Movies & Entertainment - 0.1%
Alibaba Pictures Group Ltd. (a)	100,000	5,126

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Beijing Enlight Media Company Ltd., Class A	5,600	$5,564
Bollore SE	14,990	68,747
China Ruyi Holdings Ltd. (a)	40,000	8,488
CJ ENM Company Ltd.	130	6,842
HYBE Company Ltd. (a)	214	19,888
IMAX Corp. (a)(b)	1,669	23,566
iQIYI Inc. ADR (a)	4,000	10,840
Mango Excellent Media Company Ltd., Class A	1,600	5,575
Spotify Technology S.A. (a)	1,095	94,499
Tencent Music Entertainment Group ADR (a)	8,400	34,104
Toho Company Ltd.	1,900	69,082
Universal Music Group N.V.	13,999	262,095
		614,416
Multi-Line Insurance - 0.4%
Ageas SA	2,862	104,339
Allianz SE	7,789	1,226,533
Assicurazioni Generali S.p.A. (b)	21,342	291,292
Aviva PLC	53,903	231,129
AXA S.A.	36,554	797,754
Baloise Holding AG	916	117,333
BB Seguridade Participacoes S.A.	6,203	30,471
China Pacific Insurance Group Company Ltd., Class H H Shares	27,089	49,744
China Pacific Insurance Group Company Ltd., Class A	4,400	12,501
Gjensidige Forsikring ASA	3,412	58,500
Powszechny Zaklad Ubezpieczen S.A.	7,748	36,078
Sampo Oyj, Class A	9,279	395,974
ZhongAn Online P&C Insurance Company Ltd., Class H H Shares (a)(e)	5,600	12,481
Zurich Insurance Group AG	2,869	1,146,575
		4,510,704
Multi-Sector Holdings - 0.1%
Eurazeo S.E.	753	39,277
EXOR N.V. (a)(b)	2,196	140,868
Groupe Bruxelles Lambert N.V.	1,804	126,111
Industrivarden AB, Class A A Shares	2,246	45,241
Industrivarden AB, Class C C Shares	2,603	51,916
Investor AB, Class B B Shares	34,435	502,455
Investor AB, Class A A Shares	9,383	143,783
Kinnevik AB, Class B (a)	4,123	54,036
L E Lundbergforetagen AB, Class B	1,306	47,148
Metro Pacific Investments Corp. (b)	108,000	6,132
Remgro Ltd.	4,910	36,267
Sofina S.A.	265	45,717
Wendel SE	407	29,119
		1,268,070
Multi-Utilities - 0.2%
Algonquin Power & Utilities Corp.	12,999	142,757
Canadian Utilities Ltd., Class A (b)	2,200	57,528
E.ON SE (b)	42,922	329,625
	Number of Shares	Fair Value
Engie S.A.	34,580	$397,849
National Grid PLC (b)	68,762	707,684
Qatar Electricity & Water Co. QSC	5,078	24,430
Veolia Environnement S.A.	12,696	242,549
		1,902,422
Office REITs - 0.0% *
City Office REIT Inc. (b)	1,433	14,287
Covivio (b)	743	35,778
Dexus (b)	21,834	109,175
Gecina S.A. (b)	777	60,830
Japan Real Estate Investment Corp.	23	94,874
Nippon Building Fund Inc.	30	132,001
		446,945
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery Inc., Class A	1,000	6,316
Oil & Gas Drilling - 0.0% *
Borr Drilling Ltd. (a)	6,584	21,859
China Oilfield Services Ltd., Class H	18,000	17,825
Noble Corp. PLC (a)	2,494	73,773
		113,457
Oil & Gas Equipment & Services - 0.0% *
Dialog Group Bhd	38,500	16,458
Offshore Oil Engineering Company Ltd., Class A	14,500	9,052
Tenaris S.A.	9,838	127,242
Yantai Jereh Oilfield Services Group Company Ltd., Class A	500	2,288
		155,040
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	6,314	181,095
ARC Resources Ltd.	13,400	161,789
Canadian Natural Resources Ltd.	22,200	1,038,870
Inpex Corp.	20,300	189,320
Petro Rio S.A. (a)	7,200	36,647
PTT Exploration & Production PCL NVDR	14,699	62,680
Santos Ltd.	61,722	286,598
Tatneft PJSC ADR (c)**	3,383	—
Tatneft PJSC (c)**	4,926	—
Tourmaline Oil Corp.	6,000	313,482
Woodside Energy Group Ltd.	36,258	744,628
		3,015,109
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd. (b)	4,490	83,479
Bharat Petroleum Corporation Ltd.	8,844	32,929
Cosan S.A.	14,636	47,029
Empresas Copec SA	4,726	30,594
ENEOS Holdings Inc. (b)	59,200	190,909
Formosa Petrochemical Corp.	14,000	36,387
HD Hyundai Co Ltd. (b)	485	18,180
Hindustan Petroleum Corporation Ltd.	6,187	16,346
Idemitsu Kosan Company Ltd. (b)	3,900	84,751
Indian Oil Corporation Ltd.	36,307	29,695

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Neste Oyj (b)	8,016	$349,271
Parkland Corp.	2,607	56,160
Petronas Dagangan Bhd	3,100	13,384
Polski Koncern Naftowy ORLEN S.A.	3,143	33,862
Qatar Fuel QSC	3,749	19,281
Rabigh Refining & Petrochemical Co. (a)	5,905	21,557
Reliance Industries Ltd.	32,437	941,389
SK Innovation Company Ltd. (a)	587	58,170
S-Oil Corp.	483	27,322
Thai Oil PCL NVDR	16,166	21,913
Turkiye Petrol Rafinerileri A/S (a)	1,432	22,229
		2,134,837
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp. (a)	1,084	9,897
China Suntien Green Energy Corporation Ltd., Class H H Shares	18,000	6,566
DHT Holdings Inc.	4,783	36,159
Enbridge Inc. (b)	38,600	1,438,879
FLEX LNG Ltd. (a)	970	30,720
Frontline Ltd.	4,270	46,671
Golar LNG Ltd. (a)(b)	3,393	84,554
Keyera Corp.	4,300	89,001
Nordic American Tankers Ltd.	6,238	16,655
Pembina Pipeline Corp.	10,400	317,590
Petronet LNG Ltd.	9,652	23,600
Qatar Gas Transport Company Ltd.	29,180	32,732
Scorpio Tankers Inc.	1,646	69,198
SFL Corporation Ltd.	3,938	35,875
TC Energy Corp.	18,500	749,128
Teekay Corp. (a)	2,112	7,582
Teekay Tankers Ltd., Class A (a)	751	20,683
Ultrapar Participacoes S.A.	6,400	13,879
		3,029,369
Other Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	4,420	90,374
FirstRand Ltd.	51,757	174,004
Housing Development Finance Corporation Ltd.	17,679	493,236
M&G PLC (b)	45,753	84,263
Meritz Financial Group Inc.	601	8,670
ORIX Corp.	22,900	320,774
Yuanta Financial Holding Company Ltd.	111,240	68,219
		1,239,540
Packaged Foods & Meats - 0.8%
Ajinomoto Company Inc. (b)	9,000	245,956
Almarai Co. JSC	3,125	43,973
Angel Yeast Company Ltd., Class A A Shares	1,600	9,302
Associated British Foods PLC	7,242	101,167
Barry Callebaut AG	70	132,279
BRF S.A. (a)	6,804	16,202
Britannia Industries Ltd.	1,285	60,467
Charoen Pokphand Foods PCL NVDR	26,869	17,802
China Feihe Ltd. (e)	36,568	25,532
China Huishan Dairy Holdings Company Ltd. (c)**	55,000	—
	Number of Shares	Fair Value
China Mengniu Dairy Company Ltd.	34,000	$134,401
Chocoladefabriken Lindt & Spruengli AG	23	403,124
CJ CheilJedang Corp. (b)	103	29,386
Dali Foods Group Company Ltd. (e)	17,117	7,371
Danone S.A. (b)	12,341	583,309
Foshan Haitian Flavouring & Food Company Ltd., Class A	2,904	33,645
Gruma SAB de CV, Class B	2,545	24,415
Grupo Bimbo SAB de CV, Class A	14,381	50,758
Guangdong Haid Group Company Ltd., Class A	1,800	15,196
Henan Shuanghui Investment & Development Company Ltd., Class A	3,185	10,913
Indofood CBP Sukses Makmur Tbk PT (b)	27,600	15,670
Indofood Sukses Makmur Tbk PT (b)	30,136	11,907
Inner Mongolia Yili Industrial Group Company Ltd., Class A	4,000	18,461
JBS S.A.	9,100	42,263
JDE Peet's N.V.	1,953	57,079
Kerry Group PLC, Class A	3,063	272,901
Kikkoman Corp. (b)	2,900	164,387
Marico Ltd.	6,935	45,654
MEIJI Holdings Company Ltd.	2,000	88,772
Monde Nissin Corp. (e)	81,900	16,982
Mowi ASA (b)	8,182	103,988
Muyuan Foods Company Ltd., Class A A Shares	3,920	29,937
Nestle India Ltd.	326	76,462
Nestle Malaysia Bhd	339	9,541
Nestle S.A.	53,585	5,810,036
Nisshin Seifun Group Inc.	3,000	30,298
Nissin Foods Holdings Company Ltd.	1,100	76,453
Orion Corp.	335	23,957
Orkla ASA	14,644	106,366
PPB Group Bhd	8,587	29,815
QL Resources Bhd	12,588	13,519
Salmar ASA	1,003	33,780
Saputo Inc.	4,900	117,432
Tata Consumer Products Ltd.	6,886	67,697
Thai Union Group PCL NVDR	28,434	14,063
The Savola Group	3,575	26,764
Tingyi Cayman Islands Holding Corp.	24,000	41,329
Uni-President China Holdings Ltd.	12,000	10,055
Uni-President Enterprises Corp.	59,000	124,773
Universal Robina Corp.	12,120	23,522
Want Want China Holdings Ltd.	53,000	34,611
Wens Foodstuffs Group Company Ltd., Class A (a)	3,400	9,766
WH Group Ltd. (e)	145,666	91,612
Yakult Honsha Company Ltd.	2,500	145,147
Yihai International Holding Ltd. (a)	7,364	15,507
Yihai Kerry Arawana Holdings Company Ltd., Class A	1,000	6,041
		9,751,745

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Paper Packaging - 0.0% *
Amcor PLC (b)	12,500	$134,125
Klabin S.A.	5,700	19,127
SCG Packaging PCL NVDR	14,842	20,364
Smurfit Kappa Group PLC	4,798	137,163
		310,779
Paper Products - 0.1%
Empresas CMPC S.A.	11,722	18,026
Holmen AB, Class B	1,597	60,602
Indah Kiat Pulp & Paper Tbk PT	24,700	14,593
Mondi PLC (b)	9,387	144,175
Nine Dragons Paper Holdings Ltd.	14,310	8,878
Oji Holdings Corp.	13,500	50,089
Resolute Forest Products Inc. (a)	1,571	31,420
Stora Enso Oyj, Class R	11,088	140,798
Suzano SA	7,800	64,173
UPM-Kymmene Oyj	10,180	322,924
		855,678
Personal Products - 0.4%
Amorepacific Corp. (b)	276	19,461
AMOREPACIFIC Group (b)	158	2,936
Beiersdorf AG	1,932	189,765
By-health Company Ltd., Class A	2,900	7,148
Colgate-Palmolive India Ltd.	449	8,971
Dabur India Ltd.	6,264	43,897
Godrej Consumer Products Ltd. (a)	4,487	49,969
Haleon PLC (a)	97,402	303,628
Hengan International Group Company Ltd.	5,980	26,735
Hindustan Unilever Ltd.	8,432	278,081
Kao Corp. (b)	9,000	366,175
Kobayashi Pharmaceutical Company Ltd.	900	52,737
Kose Corp. (b)	600	61,856
LG Household & Health Care Ltd.	90	39,449
L'Oreal S.A.	4,600	1,470,212
Natura & Co. Holding S.A.	8,400	22,876
Proya Cosmetics Company Ltd., Class A	280	6,387
Shiseido Company Ltd.	7,700	269,836
Unilever PLC	48,618	2,135,788
		5,355,907
Pharmaceuticals - 1.8%
Aspen Pharmacare Holdings Ltd.	4,082	30,383
Astellas Pharma Inc.	35,200	466,256
AstraZeneca PLC	29,505	3,242,740
Asymchem Laboratories Tianjin Company Ltd., Class A A Shares	232	4,486
Aurobindo Pharma Ltd.	3,446	21,512
Bayer AG	18,531	853,458
Betta Pharmaceuticals Company Ltd., Class A	600	3,758
CanSino Biologics Inc., Class H H Shares (e)	1,145	6,443
CanSino Biologics Inc., Class A A Shares	114	1,925
Celltrion Pharm Inc. (a)	216	9,561
	Number of Shares	Fair Value
Changchun High & New Technology Industry Group Inc., Class A	300	$7,147
China Medical System Holdings Ltd.	10,000	11,912
China Traditional Chinese Medicine Holdings Company Ltd.	30,000	10,436
Chugai Pharmaceutical Company Ltd. (b)	12,700	317,252
Cipla Ltd. (b)	5,279	71,971
CSPC Pharmaceutical Group Ltd.	90,000	89,203
Daiichi Sankyo Company Ltd. (b)	33,100	925,077
Dong-E-E-Jiao Company Ltd., Class A A Shares	1,800	8,148
Dr Reddy's Laboratories Ltd.	1,264	66,907
Eisai Company Ltd. (b)	4,900	262,902
GSK PLC	77,572	1,120,098
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd., Class A	900	3,265
Hanmi Pharm Company Ltd.	83	13,178
Hansoh Pharmaceutical Group Company Ltd. (e)	12,000	18,943
Hikma Pharmaceuticals PLC	2,982	44,938
Humanwell Healthcare Group Company Ltd., Class A	2,200	5,391
HUTCHMED China Ltd. ADR (a)	800	7,088
Hypera S.A.	5,300	43,360
Ipsen S.A.	646	59,763
Jazz Pharmaceuticals PLC (a)(b)	400	53,316
Jiangsu Hengrui Medicine Company Ltd., Class A	4,620	22,649
Kalbe Farma Tbk PT (b)	246,000	29,506
Kyowa Kirin Co Ltd. (b)	5,300	121,846
Lupin Ltd. (b)	2,072	17,243
Merck KGaA	2,447	395,960
Nanjing King-Friend Biochemical Pharmaceutical Company Ltd., Class A	520	1,209
Nippon Shinyaku Company Ltd.	800	40,813
Novartis AG	41,238	3,151,684
Novo Nordisk A/S, Class B B Shares	31,696	3,156,071
Ono Pharmaceutical Company Ltd.	7,100	165,830
Orion Oyj, Class B	2,094	88,137
Otsuka Holdings Company Ltd.	7,600	240,628
Perrigo Company PLC	1,100	39,226
Recordati Industria Chimica e Farmaceutica SpA	1,777	65,009
Richter Gedeon Nyrt	1,789	30,628
Roche Holding AG	13,891	4,566,839
Sanofi	21,702	1,651,856
Shanghai Fosun Pharmaceutical Group Company Ltd., Class H H Shares	4,500	10,863
Shanghai Fosun Pharmaceutical Group Company Ltd., Class A	1,500	6,187
Shionogi & Company Ltd.	5,100	246,275
Sino Biopharmaceutical Ltd.	105,000	49,205
SK Biopharmaceuticals Company Ltd. (a)	382	15,050

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Sun Pharmaceutical Industries Ltd.	10,719	$124,489
Takeda Pharmaceutical Company Ltd.	28,400	737,409
Teva Pharmaceutical Industries Ltd. ADR (a)	21,500	173,505
Theravance Biopharma Inc. (a)	2,167	21,973
Torrent Pharmaceuticals Ltd.	1,128	21,506
UCB S.A.	2,461	170,718
Yuhan Corp.	652	24,588
Yunnan Baiyao Group Company Ltd., Class A A Shares	1,400	10,264
Zhangzhou Pientzehuang Pharmaceutical Company Ltd., Class A	400	14,900
Zhejiang Huahai Pharmaceutical Company Ltd., Class A	2,600	6,968
Zhejiang NHU Company Ltd., Class A A Shares	2,592	8,055
		23,207,906
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (a)(c)**	46,308	—
Anglo American Platinum Ltd.	460	32,857
Impala Platinum Holdings Ltd.	9,062	84,853
Industrias Penoles SAB de C.V.	900	8,763
Northam Platinum Holdings Ltd. (a)	3,073	26,815
Sibanye Stillwater Ltd.	27,057	62,550
		215,838
Property & Casualty Insurance - 0.3%
Admiral Group PLC	3,842	81,600
Argo Group International Holdings Ltd.	1,089	20,974
Chubb Ltd. (b)	3,269	594,566
DB Insurance Company Ltd.	393	15,056
Fairfax Financial Holdings Ltd.	478	219,472
ICICI Lombard General Insurance Company Ltd. (e)	2,136	30,098
Insurance Australia Group Ltd.	49,300	146,595
Intact Financial Corp.	3,317	471,919
James River Group Holdings Ltd.	1,254	28,604
Meritz Fire & Marine Insurance Company Ltd.	396	8,106
MS&AD Insurance Group Holdings Inc.	8,500	225,080
People's Insurance Company Group of China Ltd., Class H H Shares	97,000	28,102
PICC Property & Casualty Company Ltd., Class H	68,000	70,315
QBE Insurance Group Ltd.	28,280	210,910
Samsung Fire & Marine Insurance Company Ltd.	307	39,265
Sompo Holdings Inc.	6,000	240,043
Suncorp Group Ltd.	24,085	156,221
The People's Insurance Company Group of China Ltd., Class A	10,900	7,637
Tokio Marine Holdings Inc.	35,700	634,435
Tryg A/S	7,081	146,114
		3,375,112
Publishing - 0.0% *
China Literature Ltd. (a)(e)	4,400	12,374
	Number of Shares	Fair Value
Pearson PLC	12,031	$114,865
		127,239
Railroads - 0.3% *
Aurizon Holdings Ltd. (b)	36,171	80,410
Beijing-Shanghai High Speed Railway Company Ltd., Class A	25,600	16,186
BTS Group Holdings PCL NVDR	76,426	16,755
Canadian National Railway Co.	11,200	1,215,979
Canadian Pacific Railway Ltd.	17,700	1,187,815
Central Japan Railway Co. (b)	2,700	316,923
Container Corporation of India Ltd.	1,587	13,798
Daqin Railway Company Ltd., Class A	9,300	8,817
East Japan Railway Co.	5,800	297,419
Hankyu Hanshin Holdings Inc. (b)	4,500	135,419
Keio Corp. (b)	1,800	65,584
Keisei Electric Railway Company Ltd. (b)	2,200	59,927
Kintetsu Group Holdings Company Ltd. (b)	3,300	109,858
MTR Corporation Ltd.	30,000	137,601
Odakyu Electric Railway Company Ltd.	5,000	64,419
Rumo S.A.	11,700	39,974
Tobu Railway Company Ltd.	3,700	87,208
Tokyu Corp.	10,400	118,595
West Japan Railway Co.	4,400	168,168
		4,140,855
Real Estate Development - 0.1%
China Evergrande Group (a)(b)(c)	87,000	4,572
China Jinmao Holdings Group Ltd.	60,000	12,204
China Merchants Shekou Industrial Zone Holdings Company Ltd., Class A	3,800	8,707
China Overseas Land & Investment Ltd.	40,000	104,058
China Resources Land Ltd.	34,000	133,170
China Vanke Company Ltd., Class H H Shares	17,000	30,765
China Vanke Company Ltd., Class A A Shares	5,000	12,492
CIFI Holdings Group Company Ltd.	41,600	4,203
CK Asset Holdings Ltd. (b)	38,086	228,638
Country Garden Holdings Company Ltd. (b)	76,298	17,624
Dar Al Arkan Real Estate Development Co. (a)	5,114	21,546
Emaar Economic City (a)	5,150	13,387
Emaar Properties PJSC (b)	44,432	69,720
Gemdale Corp., Class A	1,500	2,417
Godrej Properties Ltd. (a)	1,425	20,695
Greentown China Holdings Ltd.	8,000	15,014
Henderson Land Development Company Ltd. (b)	28,000	78,403
Hopson Development Holdings Ltd.	12,342	12,924
Land & Houses PCL NVDR	96,731	22,727
Longfor Group Holdings Ltd. (b)(e)	17,968	51,505

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Poly Developments & Holdings Group Company Ltd., Class A	7,100	$17,900
Ruentex Development Company Ltd.	11,000	17,682
Seazen Group Ltd. (a)	17,238	4,011
Seazen Holdings Company Ltd., Class A A Shares (a)	1,400	3,420
Shimao Group Holdings Ltd. (c)	16,102	4,533
Sino Land Company Ltd.	68,890	90,610
Sunac China Holdings Ltd. (c)	59,000	17,212
Yuexiu Property Company Ltd.	13,063	15,740
		1,035,879
Real Estate Operating Companies - 0.1%
A-Living Smart City Services Company Ltd. H Shares (e)	10,055	7,909
Aroundtown S.A.	18,357	40,180
Azrieli Group Ltd.	818	55,971
Capitaland Investment Ltd.	50,600	121,851
Central Pattana PCL NVDR	21,078	36,255
China Resources Mixc Lifestyle Services Ltd. (e)	7,200	27,480
Country Garden Services Holdings Company Ltd. (b)	20,715	30,243
Fastighets AB Balder, Class B (a)	10,813	43,163
Greentown Service Group Company Ltd. (b)	20,000	13,219
Hang Lung Properties Ltd.	34,000	55,831
Hongkong Land Holdings Ltd.	19,900	87,441
Hulic Company Ltd.	7,600	55,989
LEG Immobilien SE	1,279	76,312
Mabanee Co. KPSC	7,055	19,622
NEPI Rockcastle N.V.	5,303	23,782
Sagax AB, Class B	3,266	53,769
SM Prime Holdings Inc.	128,600	65,902
Swire Properties Ltd.	20,200	43,454
Swiss Prime Site AG	1,564	124,894
Vonovia SE	13,496	291,149
Wharf Real Estate Investment Company Ltd.	33,000	149,597
		1,424,013
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	15,000	13,007
FirstService Corp.	800	95,735
KE Holdings Inc. ADR (a)	6,500	113,880
		222,622
Regional Banks - 0.0% *
Bandhan Bank Ltd. (a)(e)	7,685	24,987
Bank of Chengdu Company Ltd., Class A A Shares	400	916
Bank of Hangzhou Company Ltd., Class A A Shares	5,547	11,056
Bank of Jiangsu Company Ltd., Class A	7,000	7,281
Bank of Nanjing Company Ltd., Class A	5,600	8,251
Bank of Ningbo Company Ltd., Class A A Shares	4,756	20,985
Concordia Financial Group Ltd. (b)	18,200	56,476
First Bancorp (b)	6,263	85,678
OFG Bancorp	1,638	41,163
	Number of Shares	Fair Value
Popular Inc.	652	$46,983
Resona Holdings Inc.	42,500	155,511
The Chiba Bank Ltd. (b)	8,700	47,108
The Shizuoka Bank Ltd. (a)	9,000	54,419
		560,814
Reinsurance - 0.1%
Enstar Group Ltd. (a)	379	64,275
Everest Re Group Ltd. (b)	300	78,732
Greenlight Capital Re Ltd., Class A (a)	773	5,751
Hannover Rueck SE	1,169	175,168
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,647	636,927
RenaissanceRe Holdings Ltd.	400	56,156
SiriusPoint Ltd. (a)	3,053	15,112
Swiss Re AG	5,711	422,257
		1,454,378
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	3,339	91,898
China Longyuan Power Group Corporation Ltd., Class H H Shares	35,000	43,735
China Three Gorges Renewables Group Company Ltd., Class A A Shares	19,800	15,579
China Yangtze Power Company Ltd., Class A A Shares	14,300	45,529
EDP Renovaveis SA	5,811	119,484
Energy Absolute PCL NVDR	19,820	46,192
Engie Brasil Energia S.A. (b)	3,233	23,018
Meridian Energy Ltd.	22,017	59,712
Northland Power Inc.	4,600	135,417
		580,564
Research & Consulting Services - 0.2%
Bureau Veritas S.A. (b)	5,876	131,437
Clarivate PLC (a)	3,312	31,100
Experian PLC	17,429	510,077
Intertek Group PLC	3,148	129,130
Nihon M&A Center Holdings Inc.	5,200	59,467
RELX PLC	36,468	890,923
SGS S.A.	122	261,699
Teleperformance	1,107	280,713
Thomson Reuters Corp.	3,218	332,093
Wolters Kluwer N.V.	5,007	487,350
		3,113,989
Residential REITs - 0.0% *
Canadian Apartment Properties REIT (b)	1,700	52,087
Restaurants - 0.1%
Compass Group PLC (b)	33,685	670,599
Domino's Pizza Enterprises Ltd.	1,000	33,116
Haidilao International Holding Ltd. (a)(e)	12,000	23,275
Jiumaojiu International Holdings Ltd. (e)	10,000	16,262
Jollibee Foods Corp. (b)	5,060	19,741
Jubilant Foodworks Ltd.	4,745	35,973

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
McDonald's Holdings Company Japan Ltd.	1,500	$52,259
Restaurant Brands International Inc.	5,600	299,471
Sodexo SA	1,719	129,045
Yum China Holdings Inc.	4,400	208,252
		1,487,993
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust (b)	102,859	136,950
Japan Metropolitan Fund Invest	136	102,100
Klepierre S.A.	4,111	71,442
Link REIT	40,474	282,520
Mapletree Pan Asia Commercial Trust	45,746	54,514
RioCan Real Estate Investment Trust	3,100	42,009
Scentre Group	100,826	165,587
Unibail-Rodamco-Westfield (a)	2,074	85,787
Vicinity Centres	75,786	84,936
		1,025,845
Security & Alarm Services - 0.0% *
S-1 Corp.	184	7,411
Secom Company Ltd.	4,000	228,053
Securitas AB, Class B	9,362	64,992
		300,456
Semiconductor Equipment - 0.4%
Advanced Micro-Fabrication Equipment Inc. China, Class A A Shares (a)	339	5,098
Advantest Corp. (b)	3,700	170,851
ASM International N.V.	911	203,896
ASML Holding N.V.	7,740	3,205,208
Daqo New Energy Corp. ADR (a)	500	26,540
Disco Corp.	600	132,257
Flat Glass Group Company Ltd., Class H H Shares (a)	4,000	9,679
Flat Glass Group Company Ltd., Class A (a)	1,700	7,762
Globalwafers Company Ltd.	2,000	22,813
Hangzhou First Applied Material Company Ltd., Class A	980	7,255
Kulicke & Soffa Industries Inc. (b)	1,954	75,288
Lasertec Corp.	1,400	140,800
National Silicon Industry Group Company Ltd., Class A (a)	1,235	3,074
NAURA Technology Group Company Ltd., Class A	300	11,660
Shenzhen SC New Energy Technology Corp., Class A	100	1,609
SUMCO Corp.	6,700	78,054
Tianjin Zhonghuan Semiconductor Company Ltd., Class A	1,800	11,258
Tokyo Electron Ltd.	2,900	714,471
Xinyi Solar Holdings Ltd.	49,985	52,489
Zhejiang Jingsheng Mechanical & Electrical Company Ltd., Class A	300	2,831
		4,882,893
	Number of Shares	Fair Value
Semiconductors - 0.5%
ASE Technology Holding Company Ltd. (b)	35,000	$87,013
eMemory Technology Inc.	1,000	35,396
GigaDevice Semiconductor Inc., Class A	560	7,305
Hangzhou Silan Microelectronics Company Ltd., Class A	1,100	4,907
Hua Hong Semiconductor Ltd. (a)(e)	8,000	18,120
Inari Amertron Bhd	40,000	21,452
Infineon Technologies AG	24,674	539,746
Ingenic Semiconductor Company Ltd., Class A	600	6,188
JA Solar Technology Company Ltd., Class A	1,120	10,029
JCET Group Company Ltd., Class A A Shares	2,000	5,979
LONGi Green Energy Technology Company Ltd., Class A (a)	4,736	31,605
MediaTek Inc.	15,000	258,846
Montage Technology Company Ltd., Class A	361	2,634
Nanya Technology Corp.	15,000	22,987
Novatek Microelectronics Corp.	5,886	40,284
Powerchip Semiconductor Manufacturing Corp.	27,000	24,130
Realtek Semiconductor Corp.	5,040	42,548
Renesas Electronics Corp. (a)	22,700	190,280
Rohm Company Ltd.	1,800	117,953
SG Micro Corp., Class A	150	2,954
Silergy Corp.	4,888	63,749
SK Hynix Inc.	5,608	320,779
SK Square Company Ltd. (a)	1,068	26,650
STMicroelectronics N.V.	12,936	401,851
Taiwan Semiconductor Manufacturing Company Ltd.	260,557	3,453,785
Tianshui Huatian Technology Company Ltd., Class A A Shares	700	792
Tower Semiconductor Ltd. (a)	2,139	93,612
Trina Solar Company Ltd., Class A A Shares	1,600	14,304
Unigroup Guoxin Microelectronics Company Ltd., Class A	419	8,459
United Microelectronics Corp. (a)	122,000	136,530
Vanguard International Semiconductor Corp.	8,330	16,876
Will Semiconductor Company Ltd., Class A A Shares	540	6,036
Win Semiconductors Corp.	4,000	15,370
Winbond Electronics Corp.	28,000	17,289
		6,046,438
Silver - 0.0% *
Pan American Silver Corp.	3,600	57,535
Soft Drinks - 0.1%
Arca Continental SAB de CV (b)	5,300	38,225
Carabao Group PCL NVDR	1,735	3,904
Coca-Cola European Partners PLC	4,000	170,480
Coca-Cola Femsa SAB de C.V.	7,000	40,964

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Coca-Cola HBC AG	3,963	$82,788
Fomento Economico Mexicano SAB de C.V.	21,300	133,706
Ito En Ltd.	800	32,357
Nongfu Spring Company Ltd., Class H H Shares (e)	18,200	105,252
Suntory Beverage & Food Ltd.	2,600	92,522
		700,198
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	2,210	18,564
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA, Class E (b)	904	11,806
Chailease Holding Company Ltd. (b)	14,805	84,568
Far East Horizon Ltd.	23,000	15,505
Mitsubishi HC Capital Inc. (b)	11,400	48,995
		160,874
Specialty Chemicals - 0.3%
Akzo Nobel N.V.	3,516	199,170
Arkema S.A.	1,165	84,869
Asian Paints Ltd.	4,091	167,247
Chr Hansen Holding A/S	2,140	105,368
Clariant AG	3,671	58,785
Covestro AG (e)	3,948	112,834
Croda International PLC	2,679	191,302
Dongyue Group Ltd.	17,000	16,846
EMS-Chemie Holding AG	138	87,330
Evonik Industries AG	3,547	59,380
Givaudan S.A.	175	529,991
Hoshine Silicon Industry Company Ltd., Class A	200	3,065
Johnson Matthey PLC	3,175	64,086
JSR Corp. (b)	3,061	58,039
Koninklijke DSM N.V.	3,308	376,265
Nippon Paint Holdings Company Ltd.	16,200	109,418
Nitto Denko Corp.	2,800	151,592
Novozymes A/S, Class B B Shares	3,927	197,252
Perimeter Solutions S.A. (a)	4,192	33,578
Shanghai Putailai New Energy Technology Company Ltd., Class A	1,240	9,611
Shenzhen Capchem Technology Company Ltd., Class A	180	1,052
Shin-Etsu Chemical Company Ltd.	7,100	702,520
Sika AG	2,748	553,700
SK IE Technology Company Ltd. (a)(e)	261	9,428
Symrise AG	2,545	248,068
Umicore S.A.	4,195	123,104
Wanhua Chemical Group Company Ltd., Class A	2,000	25,733
Zhejiang Yongtai Technology Company Ltd., Class A	600	1,923
		4,281,556
Specialty Stores - 0.0% *
China Tourism Group Duty Free Corporation Ltd., Class A	1,200	32,979
	Number of Shares	Fair Value
Chow Tai Fook Jewellery Group Ltd.	34,000	$63,897
Hotel Shilla Company Ltd.	370	18,402
Jarir Marketing Co.	420	18,558
JD Sports Fashion PLC	44,069	48,539
JUMBO S.A. (b)	974	12,963
Pop Mart International Group Ltd. (e)	7,200	13,166
		208,504
Steel - 0.2%
ArcelorMittal S.A. (b)	11,013	219,051
Baoshan Iron & Steel Company Ltd., Class A	10,700	7,872
BlueScope Steel Ltd.	9,384	91,604
China Steel Corp.	122,000	102,276
Cia Siderurgica Nacional S.A.	6,300	14,816
Eregli Demir ve Celik Fabrikalari TAS (b)	12,313	19,150
Fortescue Metals Group Ltd. (b)	32,076	346,124
Hitachi Metals Ltd. (a)(b)	3,700	55,660
Hyundai Steel Co. (b)	790	15,345
Inner Mongolia BaoTou Steel Union Company Ltd., Class A	42,400	10,900
JFE Holdings Inc.	9,500	88,202
JSW Steel Ltd. (b)	7,366	56,797
Kumba Iron Ore Ltd.	476	10,169
Nippon Steel Corp.	15,600	216,478
Novolipetsk Steel PJSC GDR (c)**	2,290	—
Novolipetsk Steel PJSC (a)(c)**	4,980	—
POSCO Holdings Inc.	782	114,069
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (c)**	695	—
Shanxi Meijin Energy Company Ltd., Class A	3,500	4,701
Shanxi Taigang Stainless Steel Company Ltd., Class A	6,700	4,190
Tata Steel Ltd.	74,240	89,628
Vale S.A.	42,740	569,250
voestalpine AG	2,281	38,625
YongXing Special Materials Technology Company Ltd., Class A	200	3,464
		2,078,371
Systems Software - 0.1%
360 Security Technology Inc., Class A	4,700	4,257
BlackBerry Ltd. (a)	9,400	44,536
Check Point Software Technologies Ltd. (a)(b)	2,003	224,376
CyberArk Software Ltd. (a)	800	119,952
Ming Yuan Cloud Group Holdings Ltd.	12,000	7,059
Oracle Corp. Japan	737	39,061
Sangfor Technologies Inc., Class A	300	4,194
Tata Elxsi Ltd.	366	38,097
Totvs S.A.	4,738	25,710
Trend Micro Inc.	2,700	145,414
		652,656
Technology Distributors - 0.0% *
Synnex Technology International Corp.	18,178	30,113

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Unisplendour Corporation Ltd., Class A	3,100	$6,876
WPG Holdings Ltd.	20,938	30,579
		67,568
Technology Hardware, Storage & Peripherals - 0.3%
Acer Inc. (b)	26,000	17,901
Advantech Company Ltd.	4,000	36,846
Asustek Computer Inc. (b)	7,053	51,719
Brother Industries Ltd.	4,600	79,464
Canon Inc. (b)	18,900	412,781
Catcher Technology Company Ltd.	7,000	37,906
Compal Electronics Inc.	55,225	37,657
FUJIFILM Holdings Corp. (b)	6,815	311,241
Inventec Corp.	34,249	24,621
Lenovo Group Ltd.	74,000	51,184
Lite-On Technology Corp.	19,693	39,498
Logitech International S.A.	3,436	157,476
Micro-Star International Company Ltd.	6,000	20,197
Ninestar Corp., Class A	1,200	7,243
Pegatron Corp.	23,251	42,675
Quanta Computer Inc.	30,507	73,847
Ricoh Company Ltd.	11,300	82,732
Samsung Electronics Company Ltd.	50,888	1,868,569
Seiko Epson Corp.	4,800	65,534
Shenzhen Transsion Holdings Company Ltd., Class A	350	2,842
Wiwynn Corp.	1,000	25,270
Xiaomi Corp., Class B (a)(e)	158,400	179,362
		3,626,565
Textiles - 0.0% *
Eclat Textile Company Ltd.	2,000	24,556
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,031	23,730
Bridgestone Corp. (b)	10,896	352,350
Cheng Shin Rubber Industry Company Ltd.	20,000	22,410
Cie Generale des Etablissements Michelin SCA	12,928	289,543
Hankook Tire & Technology Company Ltd.	729	17,794
MRF Ltd.	20	19,976
Sailun Group Company Ltd., Class A A Shares	2,300	3,248
Shandong Linglong Tyre Company Ltd., Class A	1,500	3,820
		732,871
Tobacco - 0.2%
British American Tobacco PLC	41,015	1,470,367
Gudang Garam Tbk PT (b)	5,500	8,278
Imperial Brands PLC	17,229	354,198
ITC Ltd. (b)	30,240	122,902
Japan Tobacco Inc.	22,700	372,985
KT&G Corp. (b)	1,149	69,376
RLX Technology Inc. ADR (a)	4,000	4,200
Smoore International Holdings Ltd. (e)	19,000	22,540
Swedish Match AB	30,321	299,931
		2,724,777
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	3,289	$138,811
AerCap Holdings N.V. (a)(b)	2,400	101,592
Ashtead Group PLC	8,420	378,055
BOC Aviation Ltd. (e)	2,700	19,087
Brenntag SE	2,963	179,046
Bunzl PLC	6,482	198,000
Ferguson PLC	4,137	429,031
IMCD N.V.	1,121	132,853
ITOCHU Corp. (b)	22,505	543,167
Marubeni Corp.	30,000	261,738
Mitsubishi Corp.	23,800	650,868
Mitsui & Company Ltd.	26,400	561,727
MonotaRO Company Ltd.	4,300	65,976
Reece Ltd.	4,157	37,548
Sichuan New Energy Power Company Ltd. (a)	800	2,099
Sumitomo Corp.	21,500	265,592
Toromont Industries Ltd.	1,600	111,973
Toyota Tsusho Corp.	4,300	133,178
Triton International Ltd.	2,075	113,565
		4,323,906
Trucking - 0.0% *
Grab Holdings Ltd., Class A (a)	25,600	67,328
Localiza Rent a Car S.A.	5,900	66,637
TFI International Inc.	1,500	136,469
		270,434
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	11,466
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	38,515
Guangdong Investment Ltd.	32,000	25,561
Severn Trent PLC	4,884	127,647
United Utilities Group PLC	13,289	131,188
		334,377
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	12,507	64,507
America Movil SAB de C.V. Series L	295,800	244,643
Axiata Group Bhd (b)	32,600	18,333
Bharti Airtel Ltd.	24,206	236,904
China United Network Communications Ltd., Class A	14,400	6,753
DiGi.Com Bhd	38,500	27,977
Etihad Etisalat Co.	4,492	42,333
Far EasTone Telecommunications Company Ltd. (b)	21,000	47,782
Globe Telecom Inc. (b)	385	13,297
Intouch Holdings PCL NVDR	5,600	10,759
Intouch Holdings PCL, Class F	6,200	11,958
KDDI Corp.	30,408	888,924
Maxis Bhd	27,100	20,443
Mobile Telecommunications Co. KSCP	30,576	57,715
Mobile Telecommunications Co. Saudi Arabia (a)	8,715	26,356
Mobile TeleSystems PJSC ADR (a)(c)**	6,600	—

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Mobile TeleSystems PJSC (c)**	3,970	$—
MTN Group Ltd.	17,502	116,297
PLDT Inc.	960	24,658
Rogers Communications Inc., Class B	6,700	259,457
Softbank Corp.	54,300	542,180
SoftBank Group Corp.	22,800	772,637
Taiwan Mobile Company Ltd.	21,946	66,051
Tele2 AB, Class B B Shares	9,954	85,900
TIM S.A.	10,600	23,674
Turkcell Iletisim Hizmetleri A/S	8,295	8,792
Vodacom Group Ltd.	7,755	52,476
Vodafone Group PLC	508,697	569,206
		4,240,012
Total Common Stock (Cost $411,076,130)		327,299,865
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG	1,172	76,077
Hyundai Motor Co.	417	24,244
Hyundai Motor Co.	29	1,695
Porsche Automobil Holding SE	2,980	167,834
Volkswagen AG	3,513	429,085
		698,935
Commodity Chemicals - 0.0% *
Braskem S.A.	1,800	8,733
LG Chem Ltd.	89	15,500
		24,233
Diversified Banks - 0.1%
Banco Bradesco S.A.	55,821	204,755
Bancolombia S.A.	4,359	26,587
Itau Unibanco Holding S.A.	50,400	261,465
Itausa S.A.	49,580	89,189
		581,996
Diversified Capital Markets - 0.0% *
Banco BTG Pactual S.A.	4	4
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA	3,800	31,720
Cia Energetica de Minas Gerais	14,729	29,301
		61,021
Fertilizers & Agricultural Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA	1,519	142,857
Household Products - 0.0% *
Henkel AG & Company KGaA	3,436	203,970
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro S.A.	49,600	273,271
Surgutneftegas PJSC (c)**	115,200	—
		273,271
Life Sciences Tools & Services - 0.0% *
Sartorius AG	470	162,509
Personal Products - 0.0% *
LG Household & Health Care Ltd.	21	4,811
	Number of Shares	Fair Value
Steel - 0.0% *
Gerdau S.A.	13,200	$59,644
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Company Ltd.	8,520	276,754
Total Preferred Stock (Cost $3,169,136)		2,490,005
Rights - 0.0% *
Security & Alarm Services - 0.0% *
Securitas AB (a)	21,656	9,035
Trucking - 0.0% *
Localiza Rent a Car S.A. (a)	18	37
Wireless Telecommunication Services - 0.0% *
Globe Telecom Inc. (a)	29	173
Total Rights (Cost $11,756)		9,245
Warrants - 0.0% *
Railroads - 0.0% *
BTS Group Holdings PCL (expiring 10/03/22) (a)	29,280	223
Total Warrants (Cost $0)		223
Total Foreign Equity (Cost $414,257,022)		329,799,338

	Principal Amount
Bonds and Notes - 24.9%
U.S. Treasuries - 13.1%
U.S. Treasury Bonds
1.13% 08/15/40	$225,000	139,324
1.25% 08/15/31 - 05/15/50	1,300,000	1,001,125
1.38% 12/31/28 - 08/15/50	3,400,000	2,452,468
1.63% 11/15/50	200,000	124,063
1.75% 08/15/41	1,500,000	1,025,391
1.88% 02/15/32 - 11/15/51	1,275,000	973,747
2.00% 11/15/41 - 08/15/51	1,600,000	1,110,968
2.25% 08/15/46 - 08/15/49	950,000	691,117
2.38% 03/31/29 - 05/15/51	1,690,000	1,381,959
2.50% 02/15/45 - 05/15/46	485,000	368,853
2.63% 07/31/29	550,000	505,484
2.75% 11/15/42 - 11/15/47	1,025,000	824,281
2.88% 05/15/43 - 05/15/52	3,585,000	2,981,473
3.00% 11/15/44 - 08/15/52	2,325,000	1,961,867
3.13% 02/15/43 - 05/15/48	2,350,000	2,013,625
3.25% 05/15/42	1,435,000	1,273,338
3.38% 08/15/42 - 11/15/48	1,600,000	1,442,063
3.63% 08/15/43 - 02/15/44	1,140,000	1,061,700
4.25% 05/15/39 - 11/15/40	200,000	207,391
4.38% 02/15/38 - 05/15/40	200,000	211,563
4.50% 02/15/36	100,000	108,078
4.63% 02/15/40	100,000	108,688
5.25% 02/15/29	200,000	213,281
5.50% 08/15/28	200,000	214,453
6.00% 02/15/26	427,000	449,284
6.13% 08/15/29	200,000	225,313
6.38% 08/15/27	200,000	219,406
7.63% 02/15/25	200,000	214,703
U.S. Treasury Inflation Indexed Bonds
0.13% 04/15/27 - 02/15/52	6,927,497	5,646,795
0.25% 02/15/50	921,920	606,528

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
0.63% 07/15/32 - 02/15/43	$2,815,135	$2,420,094
0.75% 02/15/42 - 02/15/45	2,271,777	1,793,095
0.88% 02/15/47	975,759	767,354
1.00% 02/15/46 - 02/15/49	1,701,009	1,383,996
1.38% 02/15/44	1,411,087	1,259,113
1.75% 01/15/28	1,131,384	1,121,680
2.00% 01/15/26	746,375	744,481
2.13% 02/15/40 - 02/15/41	1,291,968	1,339,634
2.38% 01/15/25 - 01/15/27	2,487,449	2,508,316
2.50% 01/15/29	1,034,970	1,072,240
3.38% 04/15/32	417,293	476,383
3.63% 04/15/28	970,859	1,056,052
3.88% 04/15/29	1,171,463	1,312,852
U.S. Treasury Inflation Indexed Notes
0.13% 07/15/24 - 07/15/31	23,686,966	21,797,187
0.25% 01/15/25 - 07/15/29	4,279,730	3,989,785
0.38% 07/15/25 - 07/15/27	6,526,307	6,148,941
0.50% 04/15/24 - 01/15/28	3,921,489	3,724,585
0.63% 01/15/24 - 01/15/26	4,220,568	4,083,575
0.75% 07/15/28	1,752,760	1,648,559
0.88% 01/15/29	1,584,036	1,490,494
U.S. Treasury Notes
0.13% 12/15/23 - 02/15/24	2,900,000	2,745,375
0.25% 03/15/24 - 10/31/25	3,800,000	3,454,973
0.38% 08/15/24 - 09/30/27	2,900,000	2,551,656
0.50% 11/30/23 - 02/28/26	1,750,000	1,614,913
0.63% 11/30/27 - 08/15/30	2,350,000	1,909,278
0.75% 12/31/23 - 03/31/26	3,150,000	2,937,957
0.88% 11/15/30	1,450,000	1,155,469
1.13% 01/15/25 - 02/15/31	5,475,000	4,762,277
1.25% 03/31/28 - 06/30/28	3,200,000	2,751,770
1.38% 01/31/25 - 08/31/26	600,000	558,133
1.50% 09/30/24 - 02/15/30	4,900,000	4,388,285
1.63% 02/15/26 - 05/15/31	2,125,000	1,800,707
1.75% 06/30/24 - 11/15/29	1,750,000	1,603,629
1.88% 06/30/26 - 02/28/29	2,600,000	2,365,468
2.00% 02/15/25 - 11/15/26	1,494,000	1,407,885
2.13% 11/30/23 - 05/31/26	1,200,000	1,148,310
2.25% 12/31/23 - 02/15/52	5,230,000	4,645,621
2.38% 08/15/24 - 05/15/29	3,250,000	3,037,551
2.50% 01/31/24 - 03/31/27	7,550,000	7,294,656
2.63% 04/15/25 - 02/15/29	3,450,000	3,255,147
2.75% 02/28/25 - 08/15/32	6,750,000	6,371,724
2.88% 10/31/23 - 05/15/32	8,480,000	8,045,868
3.00% 06/30/24 - 10/31/25	5,200,000	5,036,812
3.13% 08/15/25 - 08/31/29	2,400,000	2,289,089
3.25% 08/31/24 - 06/30/29	1,150,000	1,115,542
3.88% 09/30/29	1,000,000	995,937
4.25% 09/30/24	450,000	450,211
		169,590,988
Agency Mortgage Backed - 5.8%
Federal Farm Credit Banks Funding Corp.
0.25% 02/26/24	360,000	340,009
3.38% 08/26/24	250,000	245,725
Federal Home Loan Banks
0.50% 04/14/25	650,000	591,416
1.88% 09/11/26	500,000	455,205
3.25% 11/16/28	125,000	119,359
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	380,000	364,120
0.38% 07/21/25	500,000	448,820
1.50% 04/01/37 - 11/01/51	943,614	746,028
	Principal Amount	Fair Value
2.00% 01/01/36 - 03/01/52	$10,735,046	$8,771,571
2.00% 09/01/50 (b)	573,260	466,805
2.50% 01/01/28 - 09/01/50 (b)	1,204,291	1,044,105
2.50% 06/01/51 - 05/01/52	2,930,831	2,467,688
3.00% 07/01/30 - 08/01/50 (b)	1,628,276	1,465,976
3.00% 12/01/46 - 06/01/51	422,949	373,358
3.50% 03/01/26 - 11/01/49 (b)	1,192,422	1,095,310
4.00% 06/01/42 - 08/01/48 (b)	426,993	405,014
4.50% 05/01/42 - 11/01/48 (b)	81,776	79,433
5.50% 01/01/38 - 04/01/39 (b)	152,643	156,548
6.00% 06/01/37 - 11/01/37 (b)	144,296	150,712
6.25% 07/15/32	250,000	291,708
Federal National Mortgage Assoc.
0.50% 11/07/25	250,000	222,775
0.88% 08/05/30	250,000	195,273
1.50% 04/01/36 - 11/01/41	1,477,831	1,249,496
1.50% 12/01/50 - 03/01/51 (b)	776,578	596,574
1.75% 07/02/24	225,000	215,512
2.00% 11/01/35 - 04/01/51 (b)	4,475,878	3,704,165
2.00% 06/01/36 - 03/01/52	5,444,614	4,479,523
2.13% 04/24/26	200,000	186,304
2.50% 09/01/28 - 04/01/51 (b)	3,190,002	2,722,716
2.50% 06/01/32 - 03/01/52	7,194,803	6,124,620
3.00% 04/01/30 - 12/01/49 (b)	2,281,476	2,048,271
3.00% 12/01/35 - 05/01/52	3,724,894	3,264,719
3.50% 01/01/27 - 03/01/49 (b)	1,089,587	1,001,962
3.50% 11/01/48 - 06/01/52	656,310	593,618
4.00% 10/01/41 - 02/01/50 (b)	1,139,357	1,077,630
4.00% 07/01/47 - 08/01/52	229,859	213,289
4.50% 01/01/27 - 09/01/49 (b)	431,485	420,022
5.00% 12/01/39 - 05/01/41 (b)	87,300	87,780
5.50% 12/01/35 - 04/01/38 (b)	515,044	525,822
6.00% 03/01/34 - 08/01/37 (b)	660,842	688,922
Federal National Mortgage Assoc. TBA
1.50% 10/01/37 (f)	825,000	706,650
2.00% 10/01/37 (f)	1,250,000	1,099,941
2.50% 10/01/37 (f)	650,000	588,085
3.00% 10/01/37 - 10/01/52 (f)	1,000,000	886,611
3.50% 10/01/37 - 10/01/52 (f)	2,800,000	2,525,618
4.00% 10/01/52 (f)	2,025,000	1,876,756
4.50% 10/01/52 (f)	1,725,000	1,641,415
5.00% 10/01/52 (f)	300,000	292,245
Government National Mortgage Assoc.
2.00% 10/20/50 (b)	953,125	798,801
2.00% 11/20/50 - 04/20/52	3,411,095	2,848,618
2.50% 06/20/50 - 01/20/52	3,747,728	3,234,857
2.50% 07/20/50 - 08/20/50 (b)	519,725	450,197

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
3.00% 10/15/42 - 02/20/50 (b)	$1,093,464	$982,653
3.00% 01/20/46 - 09/20/51	1,619,453	1,441,354
3.50% 11/20/43	188,036	174,576
3.50% 03/20/45 - 08/20/49 (b)	1,155,138	1,063,030
4.00% 12/20/40 - 09/20/46 (b)	633,184	604,780
4.50% 05/20/40 - 01/20/49 (b)	286,745	279,904
5.00% 08/15/41 (b)	500,762	514,013
Government National Mortgage Assoc. TBA
2.50% 10/01/52 (f)	100,000	85,708
3.00% 10/01/52 (f)	575,000	507,038
3.50% 10/01/52 (f)	1,100,000	997,983
4.00% 10/01/52 (f)	675,000	629,470
4.50% 10/01/52 (f)	550,000	525,707
Tennessee Valley Authority
3.50% 12/15/42	100,000	83,514
		74,537,427
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	56,378
1.56% 04/25/30	40,000	32,566
1.87% 01/25/30	58,333	48,958
3.00% 12/25/25	300,000	286,449
3.39% 03/25/24	200,000	197,195
3.78% 08/25/28	178,178	173,647
3.90% 04/25/28	100,000	96,685
3.90% 08/25/28 - 12/25/30 (g)	535,000	513,692
3.95% 11/25/30 (g)	380,000	364,470
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	62,955
1.51% 03/25/31 (g)	145,000	113,676
1.72% 10/25/31 (g)	100,000	78,713
2.70% 02/25/26	179,700	169,659
3.16% 06/25/27 (g)	180,906	170,114
		2,365,157
Asset Backed - 0.1%
American Express Credit Account Master Trust
0.90% 11/15/26	184,000	170,781
BA Credit Card Trust
0.44% 09/15/26	9,000	8,460
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	97,209
Carvana Auto Receivables Trust 2021-P4
1.64% 12/10/27	150,000	133,438
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	70,013
Exeter Automobile Receivables Trust 2022-3
4.21% 01/15/26	200,000	198,284
Hyundai Auto Receivables Trust 2021-C
0.74% 05/15/26	100,000	94,375
	Principal Amount	Fair Value
World Omni Auto Receivables Trust 2021-B
0.42% 06/15/26	$100,000	$95,890
		868,450
Corporate Notes - 5.1%
3M Co.
2.65% 04/15/25	100,000	94,421
3.38% 03/01/29	25,000	22,296
Abbott Laboratories
4.90% 11/30/46	100,000	96,186
AbbVie Inc.
2.95% 11/21/26	25,000	22,872
3.20% 05/14/26	50,000	46,751
3.80% 03/15/25	75,000	72,616
4.25% 11/14/28 - 11/21/49	60,000	50,217
4.30% 05/14/36	50,000	43,337
4.75% 03/15/45	150,000	128,607
4.85% 06/15/44	50,000	43,604
4.88% 11/14/48	25,000	21,953
Activision Blizzard Inc.
2.50% 09/15/50	50,000	30,422
Adobe Inc.
3.25% 02/01/25	70,000	67,931
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	18,278
AEP Texas Inc.
3.45% 05/15/51	35,000	24,347
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26	250,000	233,512
Aflac Inc.
2.88% 10/15/26	100,000	92,789
Agilent Technologies Inc.
2.75% 09/15/29	25,000	21,005
Agree LP
4.80% 10/01/32	15,000	13,398
Air Lease Corp.
3.25% 10/01/29	100,000	81,212
4.25% 02/01/24	100,000	98,241
Air Products & Chemicals Inc.
2.05% 05/15/30	10,000	8,193
2.70% 05/15/40	25,000	17,979
Aircastle Ltd.
4.13% 05/01/24	20,000	19,258
Alabama Power Co.
3.45% 10/01/49	50,000	35,420
Albemarle Corp.
5.05% 06/01/32	25,000	23,202
Alexandria Real Estate Equities Inc.
3.55% 03/15/52	50,000	34,068
4.85% 04/15/49	50,000	41,992
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	76,751
Allegion PLC
3.50% 10/01/29	15,000	12,700
Allina Health System
2.90% 11/15/51	10,000	6,482
Ally Financial Inc.
8.00% 11/01/31	50,000	52,857
Alphabet Inc.
0.80% 08/15/27	50,000	42,153
2.05% 08/15/50	50,000	29,446

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
2.25% 08/15/60	$25,000	$14,192
Altria Group Inc.
5.80% 02/14/39	65,000	56,306
5.95% 02/14/49	190,000	157,561
Amazon.com Inc.
1.65% 05/12/28	50,000	42,489
2.10% 05/12/31	50,000	40,553
2.50% 06/03/50	75,000	46,781
3.00% 04/13/25	75,000	72,449
3.15% 08/22/27	50,000	46,596
3.30% 04/13/27	25,000	23,645
3.60% 04/13/32	25,000	22,706
3.95% 04/13/52	25,000	20,542
4.05% 08/22/47	100,000	84,888
4.10% 04/13/62	25,000	20,062
4.25% 08/22/57	50,000	41,758
Amcor Flexibles North America Inc.
4.00% 05/17/25	15,000	14,498
Ameren Illinois Co.
3.85% 09/01/32	50,000	45,101
America Movil SAB de C.V.
6.13% 03/30/40	100,000	99,596
American Airlines 2019-1 Class AA Pass Through Trust
3.15% 08/15/33	43,221	36,294
American Express Co.
0.75% 11/03/23	50,000	48,018
3.00% 10/30/24	100,000	96,375
3.38% 05/03/24	25,000	24,382
3.63% 12/05/24	50,000	48,616
American Express Co. (4.42% fixed rate until 08/03/2032; 1.76% + SOFR thereafter)
4.42% 08/03/33 (g)	50,000	45,506
American Homes 4 Rent LP
3.63% 04/15/32	20,000	16,476
American Honda Finance Corp.
0.75% 08/09/24	50,000	46,483
2.40% 06/27/24	100,000	96,102
American International Group Inc.
2.50% 06/30/25	25,000	23,293
4.20% 04/01/28	75,000	70,249
4.38% 06/30/50	50,000	40,361
American Tower Corp.
2.40% 03/15/25	75,000	69,866
3.13% 01/15/27	150,000	135,213
4.05% 03/15/32	10,000	8,609
American Water Capital Corp.
3.45% 06/01/29	50,000	44,521
4.00% 12/01/46	100,000	77,837
Ameriprise Financial Inc.
4.50% 05/13/32	10,000	9,412
AmerisourceBergen Corp.
3.45% 12/15/27	50,000	45,922
Amgen Inc.
3.20% 11/02/27	100,000	91,723
3.35% 02/22/32	30,000	25,622
4.20% 03/01/33	25,000	22,651
4.40% 02/22/62	75,000	58,334
4.56% 06/15/48	50,000	41,797
5.65% 06/15/42	100,000	98,651
Amphenol Corp.
4.35% 06/01/29	25,000	23,597
	Principal Amount	Fair Value
Analog Devices Inc.
3.50% 12/05/26	$75,000	$71,325
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28	55,000	52,241
4.38% 04/15/38	75,000	64,111
4.50% 06/01/50	100,000	82,225
4.75% 04/15/58	50,000	40,702
5.55% 01/23/49	65,000	61,145
5.80% 01/23/59	50,000	47,766
8.00% 11/15/39	150,000	176,289
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	37,562
2.60% 12/02/31	35,000	27,355
5.00% 09/12/32	50,000	47,941
Appalachian Power Co.
4.45% 06/01/45	100,000	79,856
4.50% 08/01/32	45,000	40,512
Apple Inc.
0.55% 08/20/25	50,000	44,773
1.13% 05/11/25	50,000	45,891
1.20% 02/08/28	75,000	62,787
1.70% 08/05/31	50,000	39,208
2.40% 08/20/50	100,000	62,448
2.80% 02/08/61	50,000	31,334
2.90% 09/12/27	125,000	115,335
3.25% 02/23/26	100,000	95,924
3.35% 08/08/32	50,000	44,488
3.45% 02/09/45	50,000	39,392
3.95% 08/08/52	15,000	12,506
4.10% 08/08/62	25,000	20,497
4.38% 05/13/45	65,000	58,324
4.65% 02/23/46	85,000	79,234
Applied Materials Inc.
1.75% 06/01/30	75,000	59,281
Aptiv PLC/Aptiv Corp.
2.40% 02/18/25	20,000	18,688
4.15% 05/01/52	15,000	10,105
Arch Capital Finance LLC
5.03% 12/15/46	50,000	43,480
Archer-Daniels-Midland Co.
4.02% 04/16/43	50,000	42,079
Ares Capital Corp.
4.20% 06/10/24	100,000	96,702
Arizona Public Service Co.
4.25% 03/01/49	25,000	18,991
Arrow Electronics Inc.
4.00% 04/01/25	40,000	38,490
Ascension Health
3.95% 11/15/46	50,000	42,275
Asian Development Bank
0.38% 09/03/25	150,000	133,812
0.63% 10/08/24	200,000	185,864
1.00% 04/14/26	50,000	44,617
1.63% 03/15/24	75,000	72,181
1.88% 01/24/30	75,000	64,450
3.13% 09/26/28	25,000	23,542
6.22% 08/15/27	200,000	214,664
Assurant Inc.
4.90% 03/27/28	50,000	47,258
AstraZeneca PLC
3.38% 11/16/25	100,000	95,485
4.00% 01/17/29	20,000	18,967
6.45% 09/15/37	50,000	53,975

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
AT&T Inc.
0.90% 03/25/24	$50,000	$47,366
2.25% 02/01/32	25,000	18,917
3.50% 06/01/41 - 09/15/53	275,000	185,962
3.65% 09/15/59	100,000	64,924
4.30% 02/15/30	270,000	247,104
4.35% 06/15/45	200,000	155,954
4.75% 05/15/46	50,000	41,890
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,004
Atmos Energy Corp.
4.30% 10/01/48	50,000	42,128
5.45% 10/15/32 (f)	15,000	15,159
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	48,282
Automatic Data Processing Inc.
1.70% 05/15/28	20,000	17,144
AutoNation Inc.
2.40% 08/01/31	50,000	35,325
AutoZone Inc.
3.75% 04/18/29	50,000	45,134
AvalonBay Communities Inc.
2.05% 01/15/32	35,000	27,174
3.90% 10/15/46	50,000	38,620
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
4.08% 12/15/47	75,000	55,779
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,308
Banco Santander S.A. (4.18% fixed rate until 03/24/2027; 2.00% + 1 year CMT Rate thereafter)
4.18% 03/24/28 (g)	100,000	90,479
Bank of America Corp.
4.18% 11/25/27	50,000	46,327
5.00% 01/21/44	50,000	43,227
6.11% 01/29/37	100,000	96,716
Bank of America Corp. (2.30% fixed rate until 07/21/2031; 1.22% + SOFR thereafter)
2.30% 07/21/32 (g)	225,000	168,361
Bank of America Corp. (2.57% fixed rate until 10/20/2031; 1.21% + SOFR thereafter)
2.57% 10/20/32 (g)	25,000	19,140
Bank of America Corp. (2.88% fixed rate until 10/22/2029; 1.19% + 3 month USD LIBOR thereafter)
2.88% 10/22/30 (g)	100,000	82,081
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (g)	50,000	30,608
Bank of America Corp. (3.09% fixed rate until 10/01/2024; 1.09% + 3 month USD LIBOR thereafter)
3.09% 10/01/25 (g)	200,000	189,882
Bank of America Corp. (3.19% fixed rate until 07/23/2029; 1.18% + 3 month USD LIBOR thereafter)
3.19% 07/23/30 (g)	50,000	42,112
	Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (g)	$107,000	$94,914
Bank of America Corp. (3.46% fixed rate until 03/15/2024; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (g)	275,000	266,461
Bank of America Corp. (3.97% fixed rate until 03/05/2028; 1.07% + 3 month USD LIBOR thereafter)
3.97% 03/05/29 (g)	100,000	90,222
Bank of America Corp. (4.08% fixed rate until 03/20/2050; 3.15% + 3 month USD LIBOR thereafter)
4.08% 03/20/51 (g)	100,000	74,847
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (g)	50,000	41,225
Bank of America Corp. (4.33% fixed rate until 03/15/2049; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (g)	100,000	78,633
Bank of America Corp. (4.38% fixed rate until 04/27/2027; 1.58% + SOFR thereafter)
4.38% 04/27/28 (g)	50,000	46,871
Bank of America Corp. (4.95% fixed rate until 07/22/2027; 2.04% + SOFR thereafter)
4.95% 07/22/28 (g)	150,000	144,256
Bank of America Corp. (5.02% fixed rate until 07/22/2032; 2.16% + SOFR thereafter)
5.02% 07/22/33 (g)	125,000	116,286
Bank of Montreal
1.50% 01/10/25	225,000	207,211
4.70% 09/14/27	25,000	24,159
Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/2027; 1.07% + 3 month USD LIBOR thereafter)
3.44% 02/07/28 (g)	175,000	161,525
Bank of Nova Scotia
2.95% 03/11/27	50,000	45,267
4.50% 12/16/25	75,000	72,405
Banner Health
2.34% 01/01/30	75,000	61,512
Barclays PLC (1.01% fixed rate until 12/10/2023; 0.80% + 1 year CMT Rate thereafter)
1.01% 12/10/24 (g)	100,000	94,129
Barclays PLC (3.56% fixed rate until 09/23/2030; 2.90% + 5 year CMT Rate thereafter)
3.56% 09/23/35 (g)	100,000	74,066
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (g)	100,000	90,209

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Barclays PLC (5.09% fixed rate until 06/20/2029; 3.05% + 3 month USD LIBOR thereafter)
5.09% 06/20/30 (g)	$100,000	$87,074
Barrick Gold Corp.
5.25% 04/01/42	100,000	91,090
BAT Capital Corp.
2.79% 09/06/24	100,000	95,163
3.56% 08/15/27	100,000	87,808
3.98% 09/25/50	25,000	15,451
4.39% 08/15/37	50,000	35,721
5.28% 04/02/50	100,000	73,869
Baxalta Inc.
5.25% 06/23/45	75,000	68,857
Baxter International Inc.
2.27% 12/01/28	125,000	103,299
Becton Dickinson & Co.
3.70% 06/06/27	66,000	61,460
4.30% 08/22/32	10,000	9,137
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	100,000	64,430
2.88% 03/15/32	25,000	21,081
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	150,000	156,993
Biogen Inc.
4.05% 09/15/25	100,000	97,072
Black Hills Corp.
4.35% 05/01/33	30,000	26,501
BlackRock Inc.
2.40% 04/30/30	20,000	16,543
3.25% 04/30/29	60,000	53,907
Blackstone Private Credit Fund
2.63% 12/15/26	150,000	123,334
Blackstone Secured Lending Fund
2.13% 02/15/27	150,000	121,377
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	19,822
Booking Holdings Inc.
3.60% 06/01/26	75,000	71,078
Boston Properties LP
2.55% 04/01/32	75,000	55,391
3.40% 06/21/29	50,000	42,319
Boston Scientific Corp.
4.55% 03/01/39	50,000	43,230
BP Capital Markets America Inc.
2.72% 01/12/32	35,000	28,428
2.77% 11/10/50	25,000	15,509
2.94% 06/04/51	100,000	63,495
3.94% 09/21/28	25,000	23,237
4.23% 11/06/28	50,000	47,019
BPCE S.A.
4.00% 04/15/24	50,000	49,090
Brandywine Operating Partnership LP
4.55% 10/01/29	25,000	22,118
Brighthouse Financial Inc.
3.85% 12/22/51	50,000	30,467
Bristol-Myers Squibb Co.
3.20% 06/15/26	100,000	94,745
3.40% 07/26/29	17,000	15,445
3.55% 03/15/42	15,000	11,769
3.70% 03/15/52	20,000	15,353
	Principal Amount	Fair Value
4.13% 06/15/39	$15,000	$13,099
4.55% 02/20/48	150,000	131,778
British Telecommunications PLC
9.63% 12/15/30	50,000	57,784
Brixmor Operating Partnership LP
3.90% 03/15/27	150,000	136,387
Broadcom Inc.
3.42% 04/15/33 (e)	150,000	115,086
3.50% 02/15/41 (e)	50,000	33,722
4.30% 11/15/32	25,000	21,059
4.75% 04/15/29	100,000	93,470
5.00% 04/15/30	100,000	92,948
Brookfield Asset Management Inc.
4.00% 01/15/25	75,000	73,027
Brookfield Finance Inc.
3.90% 01/25/28	50,000	45,163
Brown & Brown Inc.
4.20% 03/17/32	15,000	12,899
Burlington Northern Santa Fe LLC
3.55% 02/15/50	50,000	37,356
3.75% 04/01/24	50,000	49,400
5.40% 06/01/41	50,000	48,855
5.75% 05/01/40	75,000	75,826
California Institute of Technology
3.65% 09/01/19	20,000	12,523
Camden Property Trust
3.35% 11/01/49	10,000	6,959
4.10% 10/15/28	10,000	9,355
Campbell Soup Co.
2.38% 04/24/30	15,000	11,970
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	8,465
3.95% 08/04/25	25,000	24,165
Canadian National Railway Co.
2.95% 11/21/24	55,000	52,981
3.85% 08/05/32	25,000	22,839
Canadian Natural Resources Ltd.
2.05% 07/15/25	100,000	91,410
Canadian Pacific Railway Co.
1.75% 12/02/26	50,000	43,811
2.05% 03/05/30	20,000	16,025
2.90% 02/01/25	50,000	47,633
Capital One Financial Corp.
4.20% 10/29/25	75,000	71,962
Capital One Financial Corp. (2.62% fixed rate until 11/02/2031; 1.27% + SOFR thereafter)
2.62% 11/02/32 (g)	25,000	18,768
Capital One Financial Corp. (4.17% fixed rate until 05/09/2024; 1.37% + SOFR thereafter)
4.17% 05/09/25 (g)	50,000	48,646
Capital One Financial Corp. (5.25% fixed rate until 07/26/2029; 2.6% + SOFR thereafter)
5.25% 07/26/30 (g)	50,000	46,772
Cardinal Health Inc.
3.50% 11/15/24	75,000	72,613

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Carlisle Companies Inc.
2.20% 03/01/32	$50,000	$37,026
Carrier Global Corp.
2.24% 02/15/25	65,000	60,723
2.49% 02/15/27	15,000	13,311
3.58% 04/05/50	25,000	17,278
Caterpillar Financial Services Corp.
2.85% 05/17/24	25,000	24,326
3.60% 08/12/27	50,000	47,252
Caterpillar Inc.
3.25% 04/09/50	25,000	18,444
4.30% 05/15/44	75,000	66,078
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	60,737
Celanese US Holdings LLC
5.90% 07/05/24	100,000	98,661
6.17% 07/15/27	25,000	23,617
Celulosa Arauco y Constitucion S.A.
3.88% 11/02/27	100,000	86,962
Cenovus Energy Inc.
6.80% 09/15/37	50,000	50,344
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	47,509
4.50% 04/01/44	75,000	65,092
Charles Schwab Corp.
2.00% 03/20/28	100,000	86,018
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	49,317
3.70% 04/01/51	25,000	15,187
4.80% 03/01/50	195,000	139,468
4.91% 07/23/25	50,000	48,792
5.25% 04/01/53	25,000	19,103
6.38% 10/23/35	100,000	92,146
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39	55,000	39,653
Chevron USA Inc.
3.25% 10/15/29	100,000	89,415
Chubb INA Holdings Inc.
3.15% 03/15/25	50,000	48,014
4.35% 11/03/45	50,000	42,327
Church & Dwight Company Inc.
5.00% 06/15/52	25,000	22,939
CI Financial Corp.
4.10% 06/15/51	50,000	29,776
Cigna Corp.
2.40% 03/15/30	15,000	12,245
4.13% 11/15/25	75,000	72,818
4.38% 10/15/28	40,000	37,775
4.50% 02/25/26	50,000	48,797
4.80% 08/15/38	30,000	26,621
4.90% 12/15/48	80,000	69,291
Cintas Corp. No 2
3.45% 05/01/25	5,000	4,829
Cisco Systems Inc.
2.50% 09/20/26	25,000	23,256
5.90% 02/15/39	50,000	52,003
Citigroup Inc.
3.70% 01/12/26	150,000	141,919
3.88% 03/26/25	50,000	48,011
	Principal Amount	Fair Value
4.30% 11/20/26	$100,000	$94,592
4.75% 05/18/46	50,000	39,663
Citigroup Inc. (1.46% fixed rate until 06/09/2026; 0.77% + SOFR thereafter)
1.46% 06/09/27 (g)	150,000	127,696
Citigroup Inc. (2.52% fixed rate until 11/03/2031; 1.18% + SOFR thereafter)
2.52% 11/03/32 (g)	35,000	26,524
Citigroup Inc. (3.06% fixed rate until 01/25/2032; 1.35% + SOFR thereafter)
3.06% 01/25/33 (g)	50,000	39,429
Citigroup Inc. (3.35% fixed rate until 04/24/2024; 0.90% + 3 month USD LIBOR thereafter)
3.35% 04/24/25 (g)	150,000	144,762
Citigroup Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (g)	50,000	41,942
Citigroup Inc. (4.08% fixed rate until 04/23/2028; 1.19% + 3 month USD LIBOR thereafter)
4.08% 04/23/29 (g)	75,000	67,922
Citigroup Inc. (4.66% fixed rate until 05/24/2027; 1.89% + SOFR thereafter)
4.66% 05/24/28 (g)	150,000	142,545
Citigroup Inc. (4.91% fixed rate until 05/24/2032; 2.09% + SOFR thereafter)
4.91% 05/24/33 (g)	50,000	46,003
Citigroup Inc. (5.32% fixed rate until 03/26/2040; 4.55% + SOFR thereafter)
5.32% 03/26/41 (g)	100,000	90,341
Citigroup Inc. (5.61% fixed rate until 09/29/2025; 1.55% + SOFR thereafter)
5.61% 09/29/26	25,000	24,862
Citizens Financial Group Inc. (5.64% fixed rate until 05/21/2032; 2.75% + 5 year CMT Rate thereafter)
5.64% 05/21/37 (g)	50,000	46,167
CME Group Inc.
2.65% 03/15/32	20,000	16,439
CNH Industrial Capital LLC
3.95% 05/23/25	10,000	9,645
CNOOC Finance 2014 ULC
4.25% 04/30/24	100,000	99,145
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	25,512
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	13,388
Comcast Corp.
2.89% 11/01/51	150,000	93,693
2.94% 11/01/56	25,000	14,925
3.38% 08/15/25	50,000	48,025
3.40% 07/15/46	100,000	70,360
3.45% 02/01/50	135,000	94,133
3.55% 05/01/28	50,000	45,930
4.25% 10/15/30	200,000	185,284
4.60% 10/15/38	30,000	26,547
6.50% 11/15/35	50,000	53,445

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Comerica Inc.
4.00% 02/01/29	$50,000	$46,429
Commonwealth Edison Co.
3.13% 03/15/51	50,000	34,033
4.60% 08/15/43	100,000	88,216
Conagra Brands Inc.
4.30% 05/01/24	5,000	4,923
5.40% 11/01/48	75,000	65,493
ConocoPhillips
6.50% 02/01/39	50,000	54,234
Consolidated Edison Company of New York Inc.
4.30% 12/01/56	200,000	153,000
Constellation Brands Inc.
3.50% 05/09/27	25,000	23,130
3.75% 05/01/50	5,000	3,621
4.35% 05/09/27	50,000	48,032
5.25% 11/15/48	15,000	13,483
Consumers Energy Co.
4.05% 05/15/48	50,000	40,753
Continental Resources Inc.
3.80% 06/01/24	85,000	82,433
Cooperatieve Rabobank UA
0.38% 01/12/24	75,000	70,837
5.75% 12/01/43	100,000	91,301
Corebridge Financial Inc.
3.65% 04/05/27 (e)	150,000	137,064
Corning Inc.
3.90% 11/15/49	25,000	17,740
Corp. Andina de Fomento
2.25% 02/08/27	50,000	44,730
Costco Wholesale Corp.
1.38% 06/20/27	100,000	86,414
Council Of Europe Development Bank
2.50% 02/27/24	75,000	73,133
Credit Suisse AG
3.63% 09/09/24	50,000	47,645
3.70% 02/21/25	75,000	70,419
Credit Suisse Group AG
4.88% 05/15/45	50,000	35,591
Crown Castle Inc.
1.35% 07/15/25	50,000	44,885
2.90% 03/15/27	25,000	22,229
5.20% 02/15/49	50,000	43,178
Crown Castle International Corp.
3.80% 02/15/28	25,000	22,648
CSX Corp.
4.25% 03/15/29	50,000	47,178
4.65% 03/01/68	85,000	69,093
6.22% 04/30/40	75,000	78,344
CubeSmart LP
4.38% 02/15/29	15,000	13,869
CVS Health Corp.
3.88% 07/20/25	50,000	48,501
4.10% 03/25/25	163,000	159,569
4.30% 03/25/28	93,000	87,961
4.78% 03/25/38	95,000	83,261
5.05% 03/25/48	140,000	123,246
Darden Restaurants Inc.
4.55% 02/15/48	15,000	11,243
Deere & Co.
2.75% 04/15/25	25,000	23,876
7.13% 03/03/31	75,000	85,558
	Principal Amount	Fair Value
Dell International LLC/EMC Corp.
8.35% 07/15/46	$75,000	$81,211
Deutsche Bank AG (3.55% fixed rate until 09/18/2030; 3.04% + SOFR thereafter)
3.55% 09/18/31 (g)	100,000	76,128
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	57,338
Devon Energy Corp.
5.00% 06/15/45	25,000	20,831
DH Europe Finance II Sarl
2.60% 11/15/29	75,000	64,075
3.40% 11/15/49	25,000	17,785
Diageo Capital PLC
2.13% 04/29/32	100,000	77,482
Diamondback Energy Inc.
4.40% 03/24/51	25,000	18,881
Discover Financial Services
3.75% 03/04/25	100,000	95,595
Discovery Communications LLC
4.65% 05/15/50	125,000	85,671
5.20% 09/20/47	150,000	110,943
Dollar General Corp.
4.13% 05/01/28	25,000	23,613
Dollar Tree Inc.
4.00% 05/15/25	50,000	48,461
Dominion Energy Inc.
3.30% 03/15/25	50,000	48,197
4.25% 06/01/28	50,000	46,870
4.70% 12/01/44	50,000	42,076
DTE Energy Co.
1.05% 06/01/25	150,000	134,083
Duke Energy Corp. (3.25% fixed rate until 01/15/2027; 2.32% + 5 year CMT Rate thereafter)
3.25% 01/15/82 (g)	25,000	18,399
Duke Energy Florida LLC
6.35% 09/15/37	250,000	259,942
Duke Energy Ohio Inc.
3.65% 02/01/29	100,000	91,602
4.30% 02/01/49	100,000	80,230
Duke Realty LP
2.25% 01/15/32	50,000	39,002
DuPont de Nemours Inc.
5.32% 11/15/38	15,000	13,651
5.42% 11/15/48	40,000	35,944
Eagle Materials Inc.
2.50% 07/01/31	25,000	18,243
Eaton Corp.
4.15% 03/15/33	30,000	27,103
eBay Inc.
1.40% 05/10/26	50,000	43,809
Ecolab Inc.
1.65% 02/01/27	100,000	87,885
2.13% 02/01/32	25,000	19,773
Edison International
5.75% 06/15/27	100,000	98,037
Elevance Health Inc.
2.38% 01/15/25	125,000	117,916
4.10% 05/15/32	25,000	22,648
4.38% 12/01/47	65,000	54,047
4.65% 01/15/43	50,000	43,099

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Eli Lilly & Co.
2.25% 05/15/50	$50,000	$31,021
2.75% 06/01/25	22,000	21,043
3.38% 03/15/29	13,000	12,060
Emera US Finance LP
3.55% 06/15/26	60,000	55,822
Emerson Electric Co.
2.75% 10/15/50	50,000	32,265
Emory University
2.14% 09/01/30	40,000	33,024
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	76,045
Enbridge Inc.
4.00% 11/15/49	75,000	56,861
Enel Chile S.A.
4.88% 06/12/28	25,000	23,202
Energy Transfer LP
3.75% 05/15/30	100,000	84,885
4.95% 05/15/28	60,000	55,948
5.30% 04/15/47	100,000	79,975
6.00% 06/15/48	50,000	43,319
6.50% 02/01/42	50,000	46,504
Enstar Group Ltd.
3.10% 09/01/31	10,000	7,057
Entergy Arkansas LLC
3.35% 06/15/52	125,000	85,607
Entergy Texas Inc.
4.00% 03/30/29	100,000	92,600
Enterprise Products Operating LLC
4.45% 02/15/43	42,000	34,025
6.45% 09/01/40	200,000	202,320
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/2028; 2.57% + 3 month USD LIBOR thereafter)
5.38% 02/15/78 (g)	50,000	37,770
Equifax Inc.
5.10% 12/15/27	25,000	24,231
Equinix Inc.
2.15% 07/15/30	65,000	49,828
2.63% 11/18/24	65,000	61,428
Equinor ASA
2.88% 04/06/25	75,000	71,542
3.70% 04/06/50	100,000	77,622
ERP Operating LP
4.50% 07/01/44	75,000	63,458
Essential Utilities Inc.
2.70% 04/15/30	25,000	20,589
Essex Portfolio LP
3.00% 01/15/30	150,000	125,083
European Bank for Reconstruction & Development
1.63% 09/27/24	25,000	23,731
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	131,602
1.88% 02/10/25	100,000	94,569
2.25% 06/24/24	50,000	48,305
2.63% 03/15/24	385,000	375,841
2.75% 08/15/25	20,000	19,161
3.25% 11/15/27	90,000	86,302
Evergy Metro Inc.
4.20% 06/15/47	100,000	81,612
Eversource Energy
4.20% 06/27/24	75,000	73,950
	Principal Amount	Fair Value
Exelon Corp.
4.05% 04/15/30	$125,000	$113,291
4.10% 03/15/52 (e)	25,000	19,335
Expedia Group Inc.
3.80% 02/15/28	75,000	66,450
Extra Space Storage LP
3.90% 04/01/29	5,000	4,438
Exxon Mobil Corp.
2.28% 08/16/26	50,000	45,628
2.99% 03/19/25	50,000	48,055
3.04% 03/01/26	50,000	47,274
3.57% 03/06/45	50,000	37,837
4.33% 03/19/50	125,000	106,515
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	22,481
Federal Realty Investment Trust
3.20% 06/15/29	50,000	42,679
FedEx Corp.
3.90% 02/01/35	125,000	102,402
4.05% 02/15/48	100,000	73,352
Fidelity National Financial Inc.
4.50% 08/15/28	25,000	23,344
Fidelity National Information Services Inc.
4.70% 07/15/27	75,000	72,210
5.10% 07/15/32	50,000	47,095
Fifth Third Bancorp (1.71% fixed rate until 11/01/2026; 0.69% + SOFR thereafter)
1.71% 11/01/27 (g)	25,000	21,661
Fifth Third Bancorp (4.77% fixed rate until 07/28/2029; 2.13% + SOFR thereafter)
4.77% 07/28/30 (g)	25,000	23,281
Fifth Third Bank NA
3.85% 03/15/26	75,000	70,823
Fiserv Inc.
3.50% 07/01/29	120,000	104,568
Flex Ltd.
4.88% 06/15/29	25,000	22,607
Florida Power & Light Co.
4.13% 02/01/42	50,000	41,858
5.95% 02/01/38	25,000	25,728
Fomento Economico Mexicano SAB de C.V.
3.50% 01/16/50	75,000	51,338
Fortune Brands Home & Security Inc.
4.00% 03/25/32	25,000	20,825
Fox Corp.
4.03% 01/25/24	100,000	98,588
Freeport-McMoRan Inc.
4.63% 08/01/30	25,000	22,077
5.40% 11/14/34	50,000	44,425
FS KKR Capital Corp.
4.13% 02/01/25	25,000	23,500
GATX Corp.
3.50% 03/15/28	25,000	22,074
4.90% 03/15/33	25,000	22,309
GE Capital International Funding Company Unlimited Co.
4.42% 11/15/35	100,000	89,704
General Dynamics Corp.
4.25% 04/01/40	25,000	21,944

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
General Mills Inc.
2.88% 04/15/30	$75,000	$63,769
General Motors Co.
5.15% 04/01/38	250,000	202,487
5.40% 10/02/23	100,000	99,993
5.60% 10/15/32	25,000	22,300
General Motors Financial Company Inc.
2.70% 08/20/27	100,000	84,659
5.00% 04/09/27	15,000	14,223
Georgia Power Co.
2.65% 09/15/29	75,000	62,003
4.70% 05/15/32	25,000	23,458
Gilead Sciences Inc.
3.65% 03/01/26	75,000	71,358
3.70% 04/01/24	50,000	49,244
4.80% 04/01/44	50,000	43,626
5.65% 12/01/41	50,000	48,632
GlaxoSmithKline Capital Inc.
3.63% 05/15/25	55,000	53,484
GlaxoSmithKline Capital PLC
3.38% 06/01/29	75,000	68,089
Global Payments Inc.
2.65% 02/15/25	100,000	93,360
5.40% 08/15/32	25,000	23,177
Globe Life Inc.
4.80% 06/15/32	15,000	13,894
GLP Capital LP/GLP Financing II Inc.
4.00% 01/15/31	50,000	40,909
5.25% 06/01/25	10,000	9,679
5.38% 04/15/26	20,000	19,125
5.75% 06/01/28	10,000	9,411
GSK Consumer Healthcare Capital US LLC
3.02% 03/24/24 (e)	100,000	96,834
Halliburton Co.
2.92% 03/01/30	75,000	62,563
Hasbro Inc.
3.90% 11/19/29	50,000	43,794
HCA Inc.
3.38% 03/15/29 (e)	125,000	105,774
5.00% 03/15/24	50,000	49,662
5.38% 09/01/26	100,000	96,930
5.50% 06/15/47	85,000	71,637
Hess Corp.
5.80% 04/01/47	75,000	67,332
Hewlett Packard Enterprise Co.
4.45% 10/02/23	100,000	99,505
Highwoods Realty LP
4.20% 04/15/29	25,000	21,822
Honeywell International Inc.
3.35% 12/01/23	50,000	49,402
5.38% 03/01/41	50,000	50,772
Hormel Foods Corp.
1.80% 06/11/30	75,000	59,869
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	40,694
HP Inc.
4.20% 04/15/32	25,000	20,355
5.50% 01/15/33	15,000	13,304
6.00% 09/15/41	37,000	32,166
HSBC Holdings PLC
4.95% 03/31/30	100,000	92,015
5.25% 03/14/44	75,000	60,735
	Principal Amount	Fair Value
HSBC Holdings PLC (3.80% fixed rate until 03/11/2024; 1.21% + 3 month USD LIBOR thereafter)
3.80% 03/11/25 (g)	$200,000	$193,396
HSBC Holdings PLC (3.97% fixed rate until 05/22/2029; 1.61% + 3 month USD LIBOR thereafter)
3.97% 05/22/30 (g)	100,000	84,437
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29% 09/12/26 (g)	50,000	47,176
HSBC Holdings PLC (4.58% fixed rate until 06/19/2028; 1.53% + 3 month USD LIBOR thereafter)
4.58% 06/19/29 (g)	200,000	178,146
HSBC Holdings PLC (4.76% fixed rate until 03/29/2032; 2.53% + SOFR thereafter)
4.76% 03/29/33 (g)	100,000	82,553
Hubbell Inc.
3.50% 02/15/28	50,000	45,848
Humana Inc.
1.35% 02/03/27	150,000	126,387
Huntington Bancshares Inc. (5.02% fixed rate until 05/17/2032; 2.05% + SOFR thereafter)
5.02% 05/17/33 (g)	35,000	32,509
Huntsman International LLC
4.50% 05/01/29	20,000	17,622
Hyatt Hotels Corp.
6.00% 04/23/30	25,000	24,165
IDEX Corp.
3.00% 05/01/30	10,000	8,405
Illinois Tool Works Inc.
2.65% 11/15/26	50,000	46,398
Indiana University Health Inc. Obligated Group
2.85% 11/01/51	15,000	9,660
ING Groep N.V.
3.55% 04/09/24	100,000	97,461
4.05% 04/09/29	50,000	44,202
Intel Corp.
2.45% 11/15/29	25,000	20,894
3.75% 03/25/27	50,000	47,859
4.10% 05/19/46	100,000	80,156
4.15% 08/05/32	25,000	22,817
4.60% 03/25/40	50,000	44,059
4.90% 08/05/52	25,000	22,063
4.95% 03/25/60	100,000	85,449
Inter-American Development Bank
1.13% 01/13/31	75,000	59,915
2.13% 01/15/25	200,000	190,386
2.25% 06/18/29	150,000	133,444
7.00% 06/15/25	200,000	212,604
Intercontinental Exchange Inc.
3.00% 06/15/50	15,000	9,791
3.65% 05/23/25	75,000	72,556
4.60% 03/15/33	15,000	13,982
5.20% 06/15/62	50,000	44,844
International Bank for Reconstruction & Development
0.63% 04/22/25	250,000	227,745

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
1.25% 02/10/31	$150,000	$121,081
1.75% 10/23/29	250,000	214,385
2.50% 03/19/24 - 07/29/25	300,000	290,002
3.13% 06/15/27	50,000	47,774
International Business Machines Corp.
4.00% 06/20/42	50,000	39,324
4.25% 05/15/49	100,000	79,042
4.40% 07/27/32	100,000	92,242
6.22% 08/01/27	100,000	104,747
International Finance Corp.
0.38% 07/16/25	100,000	89,716
International Flavors & Fragrances Inc.
5.00% 09/26/48	15,000	12,567
International Paper Co.
4.80% 06/15/44	150,000	125,148
Interstate Power & Light Co.
6.25% 07/15/39	75,000	76,613
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	10,586
Jabil Inc.
4.25% 05/15/27	15,000	13,992
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.13% 02/01/28 (e)	50,000	46,695
5.75% 04/01/33 (e)	35,000	31,661
6.50% 12/01/52 (e)	15,000	13,307
Jefferies Group LLC
2.75% 10/15/32	35,000	24,917
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85% 01/15/27	75,000	71,650
John Deere Capital Corp.
1.45% 01/15/31	70,000	53,621
2.35% 03/08/27	25,000	22,545
3.35% 04/18/29	50,000	45,559
3.45% 03/13/25	50,000	48,586
Johnson & Johnson
2.45% 03/01/26	100,000	93,614
3.40% 01/15/38	25,000	20,770
3.55% 03/01/36	150,000	129,430
Johnson Controls International PLC
6.00% 01/15/36	75,000	75,289
JPMorgan Chase & Co.
3.63% 12/01/27	100,000	90,866
6.40% 05/15/38	100,000	102,402
JPMorgan Chase & Co. (2.01% fixed rate until 03/13/2025; 1.59% + 3-month Term SOFR thereafter)
2.01% 03/13/26 (g)	100,000	91,524
JPMorgan Chase & Co. (2.18% fixed rate until 06/01/2027; 1.89% + SOFR thereafter)
2.18% 06/01/28 (g)	150,000	127,524
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/2027; 1.17% + SOFR thereafter)
2.95% 02/24/28 (g)	30,000	26,586
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/2040; 2.46% + SOFR thereafter)
3.11% 04/22/41 (g)	$75,000	$51,734
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/2029; 1.16% + 3 month USD LIBOR thereafter)
3.70% 05/06/30 (g)	75,000	65,590
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (g)	100,000	78,453
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (g)	25,000	18,542
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (g)	450,000	424,597
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/2047; 1.38% + 3 month USD LIBOR thereafter)
3.96% 11/15/48 (g)	100,000	74,879
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/2023; 1.00% + 3 month USD LIBOR thereafter)
4.02% 12/05/24 (g)	50,000	49,212
JPMorgan Chase & Co. (4.26% fixed rate until 02/22/2047; 1.58% + 3 month USD LIBOR thereafter)
4.26% 02/22/48 (g)	50,000	39,383
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/2028; 1.33% + 3 month USD LIBOR thereafter)
4.45% 12/05/29 (g)	50,000	45,736
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49% 03/24/31 (g)	150,000	136,701
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/2032; 1.80% + SOFR thereafter)
4.59% 04/26/33 (g)	40,000	36,020
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/2032; 2.58% + SOFR thereafter)
5.72% 09/14/33 (g)	75,000	70,862
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	46,253
Kansas City Southern
4.70% 05/01/48	50,000	42,733
Kellogg Co.
4.50% 04/01/46	50,000	42,679
Kemper Corp.
3.80% 02/23/32	25,000	20,728

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Kennametal Inc.
4.63% 06/15/28	$25,000	$23,148
Kentucky Utilities Co.
4.38% 10/01/45	40,000	33,233
Keurig Dr Pepper Inc.
4.05% 04/15/32	35,000	30,800
4.42% 05/25/25	75,000	73,878
4.50% 04/15/52	50,000	39,549
KeyBank NA/Cleveland OH
3.90% 04/13/29	100,000	88,058
KeyCorp. (3.88% fixed rate until 05/23/2024; 1.25% + SOFR thereafter)
3.88% 05/23/25 (g)	20,000	19,499
Keysight Technologies Inc.
3.00% 10/30/29	25,000	21,240
Kilroy Realty LP
3.45% 12/15/24	50,000	47,925
Kimberly-Clark Corp.
2.00% 11/02/31	50,000	39,345
Kimco Realty Corp.
4.60% 02/01/33	25,000	22,606
Kinder Morgan Energy Partners LP
5.00% 08/15/42	50,000	40,987
KLA Corp.
4.65% 11/01/24	25,000	24,935
4.95% 07/15/52	25,000	22,708
Kraft Heinz Foods Co.
6.88% 01/26/39	150,000	154,429
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	44,826
0.50% 09/20/24	175,000	162,524
0.75% 09/30/30	75,000	58,258
1.25% 01/31/25	150,000	139,857
2.00% 05/02/25	75,000	70,747
3.00% 05/20/27	175,000	166,427
Kyndryl Holdings Inc.
2.70% 10/15/28	75,000	55,167
L3Harris Technologies Inc.
3.83% 04/27/25	50,000	48,327
4.85% 04/27/35	40,000	36,470
Laboratory Corporation of America Holdings
4.00% 11/01/23	100,000	98,993
Lam Research Corp.
3.80% 03/15/25	65,000	63,548
Landwirtschaftliche Rentenbank
3.13% 11/14/23	200,000	197,296
Lear Corp.
4.25% 05/15/29	25,000	22,028
Lennar Corp.
5.25% 06/01/26	100,000	97,483
Lincoln National Corp.
3.40% 03/01/32	100,000	81,982
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	47,019
Lloyds Banking Group PLC (3.57% fixed rate until 11/07/2027; 1.21% + 3 month USD LIBOR thereafter)
3.57% 11/07/28 (g)	200,000	175,290
Lockheed Martin Corp.
3.80% 03/01/45	25,000	19,899
	Principal Amount	Fair Value
4.15% 06/15/53	$45,000	$37,719
4.70% 05/15/46	50,000	45,339
Lowe's Companies Inc.
1.70% 10/15/30	45,000	33,963
2.50% 04/15/26	80,000	73,769
2.63% 04/01/31	25,000	20,093
3.00% 10/15/50	30,000	18,345
3.38% 09/15/25	30,000	28,647
4.25% 04/01/52	50,000	38,075
4.65% 04/15/42	100,000	84,231
LYB International Finance III LLC
3.80% 10/01/60	75,000	47,054
M&T Bank Corp. (4.55% fixed rate until 08/16/2027; 1.78% + SOFR thereafter)
4.55% 08/16/28 (g)	15,000	14,447
Magellan Midstream Partners LP
3.25% 06/01/30	75,000	63,936
Manulife Financial Corp.
3.70% 03/16/32	50,000	43,896
Marathon Petroleum Corp.
3.63% 09/15/24	50,000	48,481
4.50% 04/01/48	25,000	19,025
Markel Corp.
3.50% 11/01/27	50,000	45,398
Marriott International Inc.
3.75% 10/01/25	50,000	47,526
5.00% 10/15/27	55,000	53,124
5.75% 05/01/25	40,000	40,434
Marsh & McLennan Companies Inc.
4.75% 03/15/39	100,000	90,051
Martin Marietta Materials Inc.
3.50% 12/15/27	50,000	46,134
Marvell Technology Inc.
1.65% 04/15/26	25,000	21,860
Masco Corp.
1.50% 02/15/28	75,000	60,514
Massachusetts Institute of Technology
3.89% 07/01/16	126,000	90,531
Mastercard Inc.
2.00% 03/03/25	100,000	94,210
2.95% 11/21/26	50,000	46,701
McDonald's Corp.
3.50% 07/01/27	25,000	23,380
3.63% 09/01/49	55,000	40,097
3.70% 01/30/26	50,000	48,257
3.80% 04/01/28	50,000	46,954
4.60% 09/09/32	35,000	33,465
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	95,000	78,978
Merck & Company Inc.
2.75% 12/10/51	25,000	16,266
3.40% 03/07/29	75,000	68,879
3.70% 02/10/45	50,000	39,298
4.00% 03/07/49	40,000	33,006
6.50% 12/01/33	100,000	110,544
Mercy Health
4.30% 07/01/28	100,000	94,088
Meta Platforms Inc.
4.45% 08/15/52 (e)	75,000	61,268
MetLife Inc.
4.13% 08/13/42	25,000	20,419

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
5.00% 07/15/52	$30,000	$27,351
6.50% 12/15/32	50,000	53,313
Microchip Technology Inc.
4.25% 09/01/25	75,000	72,544
Micron Technology Inc.
4.66% 02/15/30	75,000	66,967
Microsoft Corp.
2.53% 06/01/50	200,000	131,542
2.68% 06/01/60	50,000	31,669
3.13% 11/03/25	125,000	120,221
3.30% 02/06/27	100,000	95,287
3.45% 08/08/36	48,000	41,950
4.25% 02/06/47	50,000	45,355
Mitsubishi UFJ Financial Group Inc.
3.85% 03/01/26	200,000	189,616
4.05% 09/11/28	100,000	91,500
4.15% 03/07/39	25,000	20,591
Mitsubishi UFJ Financial Group Inc. (5.13% fixed rate until 07/20/2032; 2.13% + 1 year CMT Rate thereafter)
5.13% 07/20/33 (g)	125,000	117,139
Mizuho Financial Group Inc.
4.02% 03/05/28	100,000	91,459
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/2024; 1.24% + SOFR thereafter)
2.84% 07/16/25 (g)	100,000	94,722
Mondelez International Inc.
2.75% 04/13/30	100,000	83,178
Moody's Corp.
3.25% 05/20/50	50,000	33,764
3.75% 03/24/25	50,000	48,471
Morgan Stanley
4.00% 07/23/25	95,000	92,211
4.35% 09/08/26	50,000	47,748
4.38% 01/22/47	75,000	59,972
Morgan Stanley (2.19% fixed rate until 04/28/2025; 1.99% + SOFR thereafter)
2.19% 04/28/26 (g)	200,000	183,514
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (g)	50,000	35,829
Morgan Stanley (2.51% fixed rate until 10/20/2031; 1.20% + SOFR thereafter)
2.51% 10/20/32 (g)	75,000	57,408
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (g)	25,000	15,072
Morgan Stanley (3.77% fixed rate until 01/24/2028; 1.14% + 3 month USD LIBOR thereafter)
3.77% 01/24/29 (g)	100,000	90,113
Morgan Stanley (4.21% fixed rate until 04/20/2027; 1.61% + SOFR thereafter)
4.21% 04/20/28 (g)	250,000	233,840
Morgan Stanley (4.46% fixed rate until 04/22/2038; 1.43% + 3 month USD LIBOR thereafter)
4.46% 04/22/39 (g)	50,000	42,288
	Principal Amount	Fair Value
Morgan Stanley (4.68% fixed rate until 07/17/2025; 1.67% + SOFR thereafter)
4.68% 07/17/26 (g)	$125,000	$121,694
Morgan Stanley (4.89% fixed rate until 07/20/2032; 2.08% + SOFR thereafter)
4.89% 07/20/33 (g)	60,000	55,792
Motorola Solutions Inc.
5.60% 06/01/32	50,000	47,420
MPLX LP
4.80% 02/15/29	70,000	65,416
4.95% 09/01/32	50,000	45,435
5.50% 02/15/49	50,000	42,612
Nasdaq Inc.
3.25% 04/28/50	20,000	13,157
National Australia Bank Ltd.
3.50% 06/09/25	100,000	96,388
National Bank of Canada (0.55% fixed rate until 11/15/2023; 0.40% + 1 year CMT Rate thereafter)
0.55% 11/15/24 (g)	50,000	47,379
National Fuel Gas Co.
4.75% 09/01/28	50,000	45,895
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	36,589
3.45% 06/15/25	15,000	14,440
4.40% 11/01/48	10,000	8,360
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75% 11/01/29 (g)	100,000	92,588
Natwest Group PLC (4.89% fixed rate until 05/18/2028; 1.75% + 3 month USD LIBOR thereafter)
4.89% 05/18/29 (g)	100,000	91,122
Nevada Power Co.
3.70% 05/01/29	125,000	114,102
Newmont Corp.
2.60% 07/15/32	50,000	37,983
NextEra Energy Capital Holdings Inc.
2.94% 03/21/24	40,000	38,879
3.50% 04/01/29	50,000	44,479
4.26% 09/01/24	15,000	14,781
4.45% 06/20/25	100,000	98,346
NIKE Inc.
2.85% 03/27/30	75,000	65,270
NiSource Inc.
3.95% 03/30/48	150,000	111,388
Nomura Holdings Inc.
1.85% 07/16/25	100,000	90,251
5.10% 07/03/25	50,000	49,270
Nordic Investment Bank
0.38% 09/11/25	75,000	66,845
Norfolk Southern Corp.
3.16% 05/15/55	50,000	32,042
3.70% 03/15/53	25,000	18,251
3.80% 08/01/28	30,000	27,937
3.94% 11/01/47	35,000	27,258
Northern Trust Corp.
1.95% 05/01/30	40,000	31,792
Northrop Grumman Corp.
2.93% 01/15/25	50,000	47,740

See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
4.03% 10/15/47	$50,000	$39,673
5.15% 05/01/40	75,000	70,207
Northwell Healthcare Inc.
3.81% 11/01/49	50,000	37,084
Northwestern University
3.66% 12/01/57	10,000	7,789
Novartis Capital Corp.
2.00% 02/14/27	150,000	134,553
4.40% 05/06/44	50,000	45,034
Nucor Corp.
2.70% 06/01/30	75,000	61,649
3.13% 04/01/32	10,000	8,199
Nutrien Ltd.
5.88% 12/01/36	75,000	74,438
NVIDIA Corp.
0.58% 06/14/24	40,000	37,388
1.55% 06/15/28	50,000	41,458
NXP BV/NXP Funding LLC
5.55% 12/01/28	100,000	96,934
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13% 02/15/42	75,000	47,668
Oesterreichische Kontrollbank AG
1.50% 02/12/25	50,000	46,802
2.88% 05/23/25	25,000	24,071
Office Properties Income Trust
4.50% 02/01/25	75,000	67,663
Oglethorpe Power Corp.
4.50% 04/01/47 (e)	15,000	11,752
OhioHealth Corp.
2.83% 11/15/41	25,000	17,364
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	43,458
Omega Healthcare Investors Inc.
5.25% 01/15/26	150,000	145,482
Omnicom Group Inc.
4.20% 06/01/30	75,000	67,999
Oncor Electric Delivery Company LLC
4.15% 06/01/32 (e)	20,000	18,628
4.60% 06/01/52 (e)	50,000	44,475
ONE Gas Inc.
1.10% 03/11/24	20,000	19,192
4.50% 11/01/48	20,000	15,820
ONEOK Inc.
4.35% 03/15/29	50,000	44,634
4.50% 03/15/50	50,000	36,094
ONEOK Partners LP
6.13% 02/01/41	62,000	55,034
Oracle Corp.
2.95% 05/15/25 - 04/01/30	325,000	292,281
3.25% 05/15/30	50,000	41,163
3.60% 04/01/40	50,000	33,907
4.30% 07/08/34	75,000	61,257
4.38% 05/15/55	200,000	135,642
4.50% 07/08/44	75,000	55,114
Orange S.A.
9.00% 03/01/31	50,000	60,002
ORIX Corp.
5.20% 09/13/32	100,000	95,423
Otis Worldwide Corp.
2.06% 04/05/25	50,000	46,317
Owens Corning
3.88% 06/01/30	25,000	21,855
	Principal Amount	Fair Value
PACCAR Financial Corp.
3.15% 06/13/24	$15,000	$14,646
Pacific Gas & Electric Co.
1.70% 11/15/23	15,000	14,304
3.25% 06/01/31	60,000	45,712
3.30% 12/01/27	250,000	211,370
3.50% 08/01/50	50,000	30,472
4.20% 06/01/41	115,000	78,761
4.40% 03/01/32	25,000	20,587
PacifiCorp
6.25% 10/15/37	203,000	207,080
Paramount Global
4.95% 01/15/31	100,000	88,234
5.85% 09/01/43	25,000	19,956
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	15,383
4.25% 09/15/27	110,000	104,766
PayPal Holdings Inc.
2.40% 10/01/24	150,000	143,301
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	16,336
PepsiCo Inc.
2.75% 03/19/30	50,000	43,335
3.38% 07/29/49	135,000	103,268
3.45% 10/06/46	25,000	19,573
3.50% 07/17/25	150,000	146,052
PerkinElmer Inc.
2.25% 09/15/31	35,000	26,332
3.30% 09/15/29	15,000	12,600
Pfizer Inc.
4.00% 03/15/49	100,000	85,718
4.13% 12/15/46	50,000	43,431
4.30% 06/15/43	50,000	43,954
Philip Morris International Inc.
1.75% 11/01/30	75,000	54,604
3.38% 08/15/29	50,000	42,749
3.88% 08/21/42	42,000	28,219
Phillips 66 Co.
3.15% 12/15/29 (e)	50,000	42,126
4.90% 10/01/46 (e)	150,000	128,851
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	43,665
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	200,000	166,838
PNC Bank NA
3.10% 10/25/27	100,000	91,334
President & Fellows of Harvard College
3.15% 07/15/46	50,000	38,443
Principal Financial Group Inc.
3.40% 05/15/25	50,000	47,921
Prologis LP
4.38% 02/01/29	65,000	61,617
Providence St Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,738
Prudential Financial Inc.
4.42% 03/27/48	150,000	125,547
Public Service Co. of Colorado
2.70% 01/15/51	50,000	31,919
Public Service Co. of New Hampshire
3.60% 07/01/49	150,000	112,981

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Public Service Company of Colorado
3.70% 06/15/28	$50,000	$46,702
4.10% 06/15/48	30,000	24,449
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	27,960
3.80% 03/01/46	75,000	58,894
Public Service Enterprise Group Inc.
2.88% 06/15/24	15,000	14,435
Public Storage
2.25% 11/09/31	75,000	59,122
Puget Energy Inc.
3.65% 05/15/25	50,000	47,350
QUALCOMM Inc.
3.25% 05/20/50	65,000	46,972
4.25% 05/20/32	10,000	9,444
4.65% 05/20/35	50,000	47,015
Quest Diagnostics Inc.
4.25% 04/01/24	50,000	49,461
Raymond James Financial Inc.
3.75% 04/01/51	75,000	53,149
Raytheon Technologies Corp.
3.13% 05/04/27 - 07/01/50	150,000	125,483
3.95% 08/16/25	15,000	14,630
4.15% 05/15/45	100,000	80,072
4.63% 11/16/48	15,000	12,950
Realty Income Corp.
3.10% 12/15/29	25,000	21,454
3.25% 01/15/31	75,000	63,691
4.60% 02/06/24	20,000	19,929
Regency Centers LP
4.13% 03/15/28	25,000	22,983
Regeneron Pharmaceuticals Inc.
1.75% 09/15/30	45,000	34,057
Reliance Steel & Aluminum Co.
1.30% 08/15/25	55,000	49,025
RELX Capital Inc.
4.00% 03/18/29	25,000	22,964
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	22,156
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	48,487
Rockwell Automation Inc.
3.50% 03/01/29	45,000	41,351
Rogers Communications Inc.
4.50% 03/15/42 (e)	10,000	8,077
7.50% 08/15/38	150,000	166,458
Roper Technologies Inc.
3.80% 12/15/26	75,000	71,044
Ross Stores Inc.
4.60% 04/15/25	50,000	49,539
Royal Bank of Canada
0.88% 01/20/26	125,000	108,650
3.88% 05/04/32	50,000	44,056
4.24% 08/03/27	50,000	47,778
Royalty Pharma PLC
1.20% 09/02/25	125,000	110,610
RPM International Inc.
4.25% 01/15/48	50,000	36,592
Ryder System Inc.
1.75% 09/01/26	15,000	13,121
4.30% 06/15/27	10,000	9,479
	Principal Amount	Fair Value
S&P Global Inc.
2.45% 03/01/27 (e)	$75,000	$67,333
3.70% 03/01/52 (e)	50,000	37,859
Sabine Pass Liquefaction LLC
5.63% 03/01/25	135,000	134,770
Sabra Health Care LP
3.90% 10/15/29	25,000	20,468
Safehold Operating Partnership LP
2.85% 01/15/32	25,000	18,554
Salesforce Inc.
2.70% 07/15/41	50,000	34,469
3.05% 07/15/61	25,000	15,623
Santander Holdings USA Inc. (4.26% fixed rate until 06/09/2024; 1.38% + SOFR thereafter)
4.26% 06/09/25 (g)	110,000	105,725
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/2025; 1.25% + 1 year CMT Rate thereafter)
1.53% 08/21/26 (g)	100,000	86,650
Sempra Energy
3.80% 02/01/38	25,000	19,510
Shell International Finance BV
3.13% 11/07/49	75,000	51,550
3.25% 05/11/25	100,000	96,141
3.50% 11/13/23	25,000	24,744
4.00% 05/10/46	50,000	39,856
4.38% 05/11/45	50,000	42,067
6.38% 12/15/38	50,000	53,053
Simon Property Group LP
2.00% 09/13/24	100,000	94,496
3.25% 09/13/49	50,000	32,342
Snap-on Inc.
3.10% 05/01/50	15,000	10,711
Sonoco Products Co.
3.13% 05/01/30	75,000	62,495
Southern California Edison Co.
3.45% 02/01/52	25,000	16,825
3.60% 02/01/45	50,000	33,633
3.90% 03/15/43	175,000	128,509
4.20% 03/01/29	25,000	23,118
Southern California Gas Co.
2.55% 02/01/30	50,000	41,942
Southern Copper Corp.
3.88% 04/23/25	100,000	95,644
Southwest Airlines Co.
3.00% 11/15/26	50,000	45,607
Southwest Gas Corp.
4.05% 03/15/32	15,000	12,645
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	16,002
Spirit Realty LP
2.70% 02/15/32	30,000	21,663
Stanley Black & Decker Inc.
3.40% 03/01/26	75,000	70,984
Starbucks Corp.
3.00% 02/14/32	45,000	37,320
3.75% 12/01/47	35,000	25,858
3.80% 08/15/25	50,000	48,559
Stryker Corp.
0.60% 12/01/23	75,000	71,476
4.63% 03/15/46	25,000	21,782

See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Sumitomo Mitsui Financial Group Inc.
1.47% 07/08/25	$50,000	$45,049
2.14% 09/23/30	25,000	18,766
2.70% 07/16/24	175,000	167,288
3.01% 10/19/26	100,000	91,133
3.35% 10/18/27	50,000	44,692
4.31% 10/16/28	25,000	23,537
Suncor Energy Inc.
6.85% 06/01/39	50,000	51,100
Suzano Austria GmbH
3.75% 01/15/31	55,000	42,976
SVB Financial Group
1.80% 10/28/26	150,000	128,815
Synchrony Financial
3.95% 12/01/27	25,000	21,790
Sysco Corp.
3.25% 07/15/27	75,000	68,346
6.60% 04/01/40	50,000	52,978
Takeda Pharmaceutical Company Ltd.
5.00% 11/26/28	100,000	97,030
Tampa Electric Co.
4.30% 06/15/48	25,000	20,569
Tapestry Inc.
3.05% 03/15/32	25,000	18,702
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 01/15/32	75,000	61,991
Target Corp.
2.25% 04/15/25	50,000	47,143
3.90% 11/15/47	100,000	80,683
4.50% 09/15/32	25,000	23,819
Teck Resources Ltd.
6.25% 07/15/41	25,000	22,815
Telefonica Emisiones S.A.
7.05% 06/20/36	50,000	49,409
TELUS Corp.
4.60% 11/16/48	50,000	42,054
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	206,752
Texas Instruments Inc.
3.65% 08/16/32	15,000	13,559
3.88% 03/15/39	50,000	43,212
Textron Inc.
3.90% 09/17/29	50,000	44,414
The Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	96,969
The Bank of New York Mellon Corp.
0.85% 10/25/24	100,000	92,344
2.50% 01/26/32	25,000	19,856
3.85% 04/26/29	25,000	22,804
The Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/2025; 1.35% + SOFR thereafter)
4.41% 07/24/26 (g)	25,000	24,442
The Bank of Nova Scotia
1.95% 02/02/27	25,000	21,749
The Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	23,989
	Principal Amount	Fair Value
The Boeing Co.
1.43% 02/04/24	$65,000	$61,799
3.20% 03/01/29	50,000	41,811
3.75% 02/01/50	25,000	16,148
4.88% 05/01/25	150,000	146,338
5.15% 05/01/30	100,000	92,599
5.71% 05/01/40	50,000	43,648
5.81% 05/01/50	50,000	43,510
5.93% 05/01/60	75,000	64,255
The Charles Schwab Corp.
1.95% 12/01/31	50,000	38,131
3.85% 05/21/25	50,000	48,872
4.63% 03/22/30	50,000	48,299
The Clorox Co.
1.80% 05/15/30	50,000	38,584
The Coca-Cola Co.
2.25% 01/05/32	50,000	40,756
2.50% 06/01/40 - 03/15/51	95,000	62,758
3.38% 03/25/27	125,000	119,174
The Dayton Power & Light Co.
3.95% 06/15/49	15,000	11,516
The Dow Chemical Co.
3.60% 11/15/50	100,000	68,107
The Estee Lauder Companies Inc.
2.38% 12/01/29	20,000	16,893
3.13% 12/01/49	30,000	21,182
The Georgetown University
2.94% 04/01/50	10,000	6,504
The Goldman Sachs Group Inc.
3.50% 04/01/25	200,000	191,256
3.63% 02/20/24	50,000	49,161
3.75% 02/25/26	100,000	94,797
4.80% 07/08/44	75,000	62,194
6.25% 02/01/41	50,000	49,599
6.75% 10/01/37	100,000	99,920
The Goldman Sachs Group Inc. (2.65% fixed rate until 10/21/2031; 1.26% + SOFR thereafter)
2.65% 10/21/32 (g)	30,000	22,985
The Goldman Sachs Group Inc. (3.10% fixed rate until 02/24/2032; 1.41% + SOFR thereafter)
3.10% 02/24/33 (g)	150,000	119,161
The Goldman Sachs Group Inc. (3.62% fixed rate until 03/15/2027; 1.85% + SOFR thereafter)
3.62% 03/15/28 (g)	100,000	91,001
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/2027; 1.51% + 3 month USD LIBOR thereafter)
3.69% 06/05/28 (g)	150,000	135,832
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (g)	125,000	113,829
The Goldman Sachs Group Inc. (4.39% fixed rate until 06/15/2026; 1.51% + SOFR thereafter)
4.39% 06/15/27 (g)	15,000	14,288

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (4.41% fixed rate until 04/23/2038; 1.43% + 3 month USD LIBOR thereafter)
4.41% 04/23/39 (g)	$75,000	$62,373
The Hartford Financial Services Group Inc.
4.30% 04/15/43	100,000	79,415
The Hershey Co.
2.45% 11/15/29	75,000	63,859
The Home Depot Inc.
1.88% 09/15/31	20,000	15,533
2.75% 09/15/51	50,000	31,871
2.95% 06/15/29	100,000	88,428
3.00% 04/01/26	50,000	47,228
3.25% 04/15/32	20,000	17,337
3.63% 04/15/52	75,000	56,579
3.90% 12/06/28	100,000	94,945
4.20% 04/01/43	50,000	42,013
4.50% 09/15/32	15,000	14,352
The Interpublic Group of Companies Inc.
4.65% 10/01/28	10,000	9,266
The J M Smucker Co.
2.13% 03/15/32	75,000	56,469
The Kroger Co.
3.95% 01/15/50	50,000	38,175
4.50% 01/15/29	25,000	23,728
The New York & Presbyterian Hospital
2.26% 08/01/40	25,000	16,297
3.95% 08/01/19	35,000	24,587
The PNC Financial Services Group Inc.
2.60% 07/23/26	50,000	45,700
The PNC Financial Services Group Inc. (4.63% fixed rate until 06/06/2032; 1.85% + SOFR thereafter)
4.63% 06/06/33 (g)	25,000	22,385
The Procter & Gamble Co.
2.45% 11/03/26	75,000	69,619
5.55% 03/05/37	75,000	79,105
The Progressive Corp.
3.20% 03/26/30	75,000	65,947
4.20% 03/15/48	50,000	42,015
The Sherwin-Williams Co.
3.95% 01/15/26	100,000	96,613
The Southern Co.
4.25% 07/01/36	100,000	84,322
4.48% 08/01/24 (h)	75,000	74,036
The Timken Co.
4.50% 12/15/28	20,000	18,446
The Toronto-Dominion Bank
0.75% 09/11/25	50,000	44,123
1.95% 01/12/27	50,000	43,535
2.65% 06/12/24	50,000	48,019
3.25% 03/11/24	50,000	48,844
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/2026; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (g)	150,000	137,461
The Travelers Companies Inc.
4.00% 05/30/47	50,000	40,189
The Walt Disney Co.
2.00% 09/01/29	300,000	245,106
	Principal Amount	Fair Value
3.38% 11/15/26	$50,000	$47,093
3.60% 01/13/51	25,000	18,619
4.70% 03/23/50	50,000	44,564
The Williams Companies Inc.
4.30% 03/04/24	200,000	197,434
5.75% 06/24/44	65,000	58,789
Thermo Fisher Scientific Inc.
1.75% 10/15/28	20,000	16,760
2.80% 10/15/41	70,000	49,123
Time Warner Cable LLC
4.50% 09/15/42	75,000	51,997
7.30% 07/01/38	50,000	47,486
T-Mobile USA Inc.
3.30% 02/15/51	100,000	65,211
3.50% 04/15/31	150,000	126,588
3.60% 11/15/60	45,000	29,100
3.88% 04/15/30	150,000	132,930
5.20% 01/15/33	35,000	33,492
Tosco Corp.
8.13% 02/15/30	150,000	173,382
TotalEnergies Capital International S.A.
2.43% 01/10/25	100,000	94,939
3.39% 06/29/60	50,000	33,415
Toyota Motor Credit Corp.
2.90% 04/17/24	150,000	146,095
3.00% 04/01/25	50,000	47,897
3.65% 01/08/29	100,000	92,596
4.55% 09/20/27	25,000	24,414
Trane Technologies Luxembourg Finance S.A.
4.50% 03/21/49	50,000	39,835
TransCanada PipeLines Ltd.
1.00% 10/12/24	30,000	27,674
5.85% 03/15/36	150,000	144,996
Truist Bank
3.20% 04/01/24	50,000	48,801
3.30% 05/15/26	100,000	92,731
Truist Financial Corp.
1.95% 06/05/30	25,000	19,564
2.50% 08/01/24	50,000	47,888
Truist Financial Corp. (4.92% fixed rate until 07/28/2032; 2.24% + SOFR thereafter)
4.92% 07/28/33 (g)	25,000	22,698
TSMC Arizona Corp.
4.25% 04/22/32	100,000	92,310
Tucson Electric Power Co.
4.85% 12/01/48	50,000	43,152
TWDC Enterprises 18 Corp.
3.00% 07/30/46	75,000	51,009
Tyco Electronics Group SA
2.50% 02/04/32	45,000	36,552
Tyson Foods Inc.
4.00% 03/01/26	15,000	14,387
4.88% 08/15/34	45,000	41,651
U.S. Bancorp
3.95% 11/17/25	50,000	48,727
Unilever Capital Corp.
2.90% 05/05/27	50,000	46,059
3.50% 03/22/28	75,000	70,258
Union Electric Co.
3.50% 03/15/29	25,000	22,771
3.65% 04/15/45	35,000	26,390
Union Pacific Corp.
2.15% 02/05/27	150,000	133,965

See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
2.80% 02/14/32	$15,000	$12,488
2.95% 03/10/52	75,000	49,583
3.38% 02/14/42	10,000	7,615
3.50% 02/14/53	20,000	14,535
3.55% 08/15/39	15,000	11,890
3.95% 08/15/59	20,000	15,145
4.95% 09/09/52	50,000	46,759
United Airlines 2020-1 Class A Pass Through Trust
5.88% 04/15/29	139,164	133,443
United Parcel Service Inc.
3.75% 11/15/47	50,000	39,885
3.90% 04/01/25	100,000	98,237
UnitedHealth Group Inc.
2.88% 08/15/29	75,000	65,443
3.50% 02/15/24	10,000	9,849
3.70% 12/15/25	110,000	106,628
3.75% 10/15/47	25,000	19,237
3.88% 12/15/28	15,000	14,072
4.25% 06/15/48	50,000	41,465
4.45% 12/15/48	10,000	8,465
4.63% 07/15/35	45,000	41,326
5.95% 02/15/41	125,000	127,476
6.88% 02/15/38	50,000	55,365
University of Notre Dame du Lac
3.39% 02/15/48	25,000	19,392
University of Southern California
2.81% 10/01/50	100,000	68,821
US Bancorp
3.60% 09/11/24	150,000	147,238
US Bancorp (4.55% fixed rate until 07/22/2027; 1.66% + SOFR thereafter)
4.55% 07/22/28 (g)	25,000	24,161
Vale Overseas Ltd.
6.88% 11/10/39	75,000	70,621
Valero Energy Corp.
4.00% 06/01/52	50,000	36,148
6.63% 06/15/37	50,000	50,007
Ventas Realty LP
3.50% 02/01/25	150,000	143,328
VeriSign Inc.
2.70% 06/15/31	30,000	23,421
Verisk Analytics Inc.
4.13% 03/15/29	60,000	54,645
Verizon Communications Inc.
0.75% 03/22/24	35,000	33,084
0.85% 11/20/25	200,000	175,472
1.75% 01/20/31	100,000	74,994
2.36% 03/15/32	75,000	57,676
2.88% 11/20/50	50,000	30,720
3.70% 03/22/61	95,000	64,647
3.88% 02/08/29	5,000	4,565
4.02% 12/03/29	50,000	45,337
4.33% 09/21/28	34,000	32,016
5.50% 03/16/47	250,000	237,720
VF Corp.
2.95% 04/23/30	75,000	61,727
Viatris Inc.
4.00% 06/22/50	125,000	74,691
VICI Properties LP
4.38% 05/15/25	150,000	142,587
Virginia Electric & Power Co.
2.88% 07/15/29	100,000	86,760
	Principal Amount	Fair Value
Visa Inc.
3.15% 12/14/25	$100,000	$95,598
4.30% 12/14/45	100,000	87,252
VMware Inc.
1.80% 08/15/28	125,000	99,049
4.50% 05/15/25	25,000	24,443
Vodafone Group PLC
3.75% 01/16/24	50,000	49,408
4.25% 09/17/50	75,000	53,821
4.38% 05/30/28	75,000	70,675
5.00% 05/30/38	25,000	21,478
Vulcan Materials Co.
4.70% 03/01/48	50,000	41,446
W R Berkley Corp.
4.00% 05/12/50	20,000	15,279
Wachovia Corp.
5.50% 08/01/35	100,000	92,767
Walgreens Boots Alliance Inc.
4.10% 04/15/50	100,000	71,532
Walmart Inc.
3.25% 07/08/29	40,000	36,633
3.95% 06/28/38	250,000	222,287
4.15% 09/09/32	30,000	28,750
Warnermedia Holdings Inc.
3.64% 03/15/25 (e)	50,000	47,354
3.76% 03/15/27 (e)	75,000	67,315
4.28% 03/15/32 (e)	40,000	32,934
5.05% 03/15/42 (e)	15,000	11,227
5.39% 03/15/62 (e)	15,000	10,873
Waste Connections Inc.
3.50% 05/01/29	50,000	44,916
Waste Management Inc.
2.00% 06/01/29	25,000	20,620
4.15% 04/15/32	50,000	46,292
Wells Fargo & Co.
4.15% 01/24/29	100,000	91,996
4.40% 06/14/46	50,000	38,204
4.75% 12/07/46	100,000	79,989
Wells Fargo & Co. (0.81% fixed rate until 05/19/2024; 0.51% + SOFR thereafter)
0.81% 05/19/25 (g)	150,000	139,045
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19% 04/30/26 (g)	250,000	228,545
Wells Fargo & Co. (2.41% fixed rate until 10/30/2024; 1.09% + SOFR thereafter)
2.41% 10/30/25 (g)	125,000	116,810
Wells Fargo & Co. (2.88% fixed rate until 10/30/2029; 1.43% + 3-month Term SOFR thereafter)
2.88% 10/30/30 (g)	100,000	82,320
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (g)	65,000	44,697
Wells Fargo & Co. (4.54% fixed rate until 08/15/2025; 1.56% + SOFR thereafter)
4.54% 08/15/26 (g)	15,000	14,525
Wells Fargo & Co. (4.90% fixed rate until 07/25/2032; 2.10% + SOFR thereafter)
4.90% 07/25/33 (g)	60,000	55,193

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.01% fixed rate until 04/04/2050; 4.50% + SOFR thereafter)
5.01% 04/04/51 (g)	$75,000	$64,378
Welltower Inc.
3.63% 03/15/24	25,000	24,435
4.13% 03/15/29	75,000	68,056
Western Digital Corp.
3.10% 02/01/32	30,000	20,483
Westlake Corp.
4.38% 11/15/47	50,000	37,798
Westpac Banking Corp.
1.95% 11/20/28	25,000	20,825
3.74% 08/26/25	50,000	48,461
Westpac Banking Corp. (4.32% fixed rate until 03/23/2028; 3.60% + USD 5 year Mid-Market Swap Rate thereafter)
4.32% 11/23/31 (g)	200,000	182,666
Whirlpool Corp.
4.70% 05/14/32	15,000	13,653
Willis North America Inc.
3.88% 09/15/49	125,000	87,324
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,240
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	13,986
WP Carey Inc.
3.85% 07/15/29	50,000	44,136
Xcel Energy Inc.
0.50% 10/15/23	80,000	76,201
Zimmer Biomet Holdings Inc.
3.55% 04/01/25	50,000	48,032
Zoetis Inc.
3.00% 05/15/50	70,000	46,122
		65,459,468
Non-Agency Collateralized Mortgage Obligations - 0.2%
BANK 2017-BNK5
3.13% 06/15/60	250,000	227,546
BANK 2019-BNK20
3.01% 09/15/62	50,000	43,382
BANK 2019-BNK22
2.98% 11/15/62	50,000	43,203
BBCMS Mortgage Trust 2018-C2
4.31% 12/15/51	50,000	47,437
BBCMS Mortgage Trust 2021-C12
2.69% 11/15/54	150,000	122,957
Benchmark 2020-B16 Mortgage Trust
2.73% 02/15/53	200,000	168,998
Benchmark 2021-B25 Mortgage Trust
2.58% 04/15/54	150,000	122,578
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	500,000	428,959
Citigroup Commercial Mortgage Trust 2014-GC21
4.03% 05/10/47	100,000	96,651
Comm 2014-UBS2 Mortgage Trust
3.96% 03/10/47	200,000	196,744
	Principal Amount	Fair Value
COMM 2015-LC19 Mortgage Trust
3.18% 02/10/48	$150,000	$143,104
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	350,000	321,015
GS Mortgage Securities Trust 2016-GS3
2.78% 10/10/49	56,329	54,001
GS Mortgage Securities Trust 2019-GC38
3.97% 02/10/52	50,000	46,235
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80% 09/15/47	75,000	73,030
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41% 03/15/50	108,112	101,616
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72% 12/15/49	89,000	83,392
Morgan Stanley Capital I Trust 2016-UBS12
3.60% 12/15/49	150,000	139,893
UBS Commercial Mortgage Trust 2018-C15
4.07% 12/15/51	79,880	74,331
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73% 05/15/52	175,000	158,615
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73% 02/15/53	100,000	83,796
WFRBS Commercial Mortgage Trust 2013-C17
4.02% 12/15/46	35,000	34,599
		2,812,082
Sovereign Bonds - 0.3%
Canada Government International Bond
2.88% 04/28/25	150,000	144,684
Export Development Canada
3.00% 05/25/27	50,000	47,402
Export-Import Bank of Korea
1.13% 12/29/26	200,000	172,696
FMS Wertmanagement
2.75% 01/30/24	100,000	97,945
Government of Chile
3.50% 01/25/50	100,000	67,883
3.86% 06/21/47	100,000	73,330
Government of Indonesia
3.05% 03/12/51	100,000	66,296
4.75% 02/11/29	100,000	96,799
Government of Israel
3.88% 07/03/50	100,000	80,497
Government of Italy
2.88% 10/17/29	300,000	245,133
Government of Mexico
3.75% 01/11/28	100,000	92,096
4.75% 03/08/44	52,000	40,005
6.05% 01/11/40	55,000	51,040
Government of Panama
3.75% 03/16/25	100,000	96,278
3.87% 07/23/60	50,000	29,587
6.70% 01/26/36	75,000	73,403

See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Government of Peru
3.00% 01/15/34	$29,000	$21,828
6.55% 03/14/37	47,000	48,182
Government of Philippines
2.95% 05/05/45	100,000	65,786
Government of Uruguay
5.10% 06/18/50	50,000	45,592
Japan Bank for International Cooperation
0.50% 04/15/24	200,000	188,256
1.25% 01/21/31	150,000	118,125
2.88% 07/21/27	100,000	92,783
Korea International Bond
1.75% 10/15/31	100,000	81,796
Mexico Government International Bond
3.50% 02/12/34	300,000	229,161
3.77% 05/24/61	250,000	147,995
4.28% 08/14/41	100,000	73,183
Peruvian Government International Bond
2.78% 01/23/31	200,000	159,080
3.23% 07/28/21	25,000	13,480
Philippine Government International Bond
10.63% 03/16/25	250,000	282,762
Province of Alberta Canada
1.30% 07/22/30	200,000	158,890
Province of British Columbia Canada
2.25% 06/02/26	150,000	138,877
Province of Ontario Canada
1.13% 10/07/30	150,000	117,167
3.20% 05/16/24	50,000	49,023
Province of Quebec Canada
0.60% 07/23/25	200,000	179,898
Svensk Exportkredit AB
0.50% 11/10/23	125,000	119,735
The Korea Development Bank
2.13% 10/01/24	100,000	95,191
Uruguay Government International Bond
4.13% 11/20/45	175,000	150,881
		4,052,745
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System
4.79% 08/15/46	100,000	97,179
Chicago O'Hare International Airport
4.47% 01/01/49	100,000	87,904
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90% 12/01/40	75,000	84,882
Commonwealth of Massachusetts
4.50% 08/01/31	100,000	97,300
Dallas Area Rapid Transit
5.02% 12/01/48	50,000	48,590
Dallas Fort Worth International Airport
4.09% 11/01/51	5,000	4,129
Los Angeles Department of Water & Power
6.60% 07/01/50	90,000	105,709
	Principal Amount	Fair Value
Los Angeles Unified School District
5.76% 07/01/29	$110,000	$113,432
New York City Municipal Water Finance Authority
6.01% 06/15/42	50,000	55,024
New York State Dormitory Authority
2.20% 03/15/34	100,000	75,833
3.14% 07/01/43	50,000	38,169
New York State Urban Development Corp.
3.90% 03/15/33	25,000	22,629
North Texas Tollway Authority
6.72% 01/01/49	100,000	118,604
Port Authority of New York & New Jersey
5.31% 08/01/46	125,000	123,801
Regents of the University of California Medical Center Pooled Revenue
6.58% 05/15/49	100,000	114,047
Sales Tax Securitization Corp.
4.64% 01/01/40	25,000	22,966
San Joaquin Hills Transportation Corridor Agency
3.49% 01/15/50	100,000	73,672
South Carolina State Public Service Authority
6.45% 01/01/50	50,000	56,224
State of California
2.50% 10/01/29	100,000	86,848
7.60% 11/01/40	50,000	62,868
Texas Transportation Commission
2.56% 04/01/42	80,000	56,944
University of California
4.60% 05/15/31	100,000	96,181
		1,642,935
Total Bonds and Notes (Cost $358,420,429)		321,329,252

	Number of Shares
Exchange Traded & Mutual Funds - 12.4%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,460,316	39,807,913
SPDR Bloomberg High Yield Bond ETF (i)	150,766	13,244,793
SPDR Bloomberg International Treasury Bond ETF (i)	1,919,984	39,993,267
SPDR Portfolio Long Term Treasury ETF (i)	2,246,990	66,600,783
Total Exchange Traded & Mutual Funds (Cost $187,356,957)		159,646,756
Total Investments in Securities (Cost $1,336,339,802)		1,141,196,171

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 12.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (i)(j) (Cost $158,407,212)	158,407,212	$158,407,212
Total Investments (Cost $1,494,747,014)		1,299,603,383
Liabilities in Excess of Other Assets, net - (0.8)%		(10,259,495)
NET ASSETS - 100.0%		$1,289,343,888

Other Information:

The Fund had the following long futures contracts open at September 30, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2022	14	$1,276,215	$1,168,860	$(107,355)
MSCI Emerging Markets Index Futures	December 2022	75	3,661,369	3,268,125	(393,243)
MSCI EAFE Mini Index Futures	December 2022	98	9,170,072	8,136,940	(1,033,132)
S&P/Toronto Stock Exchange 60 Index	December 2022	6	1,043,599	974,637	(68,962)
E-Mini Russell 1000 Index Futures	December 2022	17	1,909,009	1,680,875	(228,134)
					$(1,830,826)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2022, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to $8,018,285 or 0.62% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	Step coupon bond.
See Notes to Schedule of Investments.
110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$329,724,375	$696,450	$—(a)	$330,420,825
Foreign Equity	48,598,830	281,174,191	26,317	329,799,338
U.S. Treasuries	—	169,590,988	—	169,590,988
Agency Mortgage Backed	—	74,537,427	—	74,537,427
Agency Collateralized Mortgage Obligations	—	2,365,157	—	2,365,157
Asset Backed	—	868,450	—	868,450
Corporate Notes	—	65,459,468	—	65,459,468
Non-Agency Collateralized Mortgage Obligations	—	2,812,082	—	2,812,082
Sovereign Bonds	—	4,052,745	—	4,052,745
Municipal Bonds and Notes	—	1,642,935	—	1,642,935
Exchange Traded & Mutual Funds	159,646,756	—	—	159,646,756
Short-Term Investments	158,407,212	—	—	158,407,212
Total Investments in Securities	$696,377,173	$603,199,893	$26,317	$1,299,603,383
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(1,830,826)	—	—	(1,830,826)

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

The Fund was invested in the following countries/territories at September 30, 2022 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	73.74%
Japan	4.19%
United Kingdom	2.91%
Canada	2.66%
France	1.87%
Switzerland	1.65%
Australia	1.48%
Germany	1.40%
China	1.36%
Netherlands	0.86%
India	0.71%
Hong Kong	0.66%
Taiwan	0.63%
Sweden	0.57%
South Korea	0.52%
Denmark	0.48%
Spain	0.44%
Ireland	0.43%
Italy	0.36%
Singapore	0.29%
Brazil	0.27%
Supranational	0.26%
Finland	0.23%
Saudi Arabia	0.21%
Israel	0.16%
Mexico	0.16%
Norway	0.16%
South Africa	0.15%
Belgium	0.15%
Indonesia	0.12%
Thailand	0.10%
Malaysia	0.07%
UAE	0.07%
Bermuda	0.06%
Philippines	0.06%
Luxembourg	0.06%
Chile	0.06%
Qatar	0.05%
Kuwait	0.05%
New Zealand	0.04%
Austria	0.04%
Peru	0.03%
Portugal	0.03%
Poland	0.03%
Uruguay	0.02%
Puerto Rico	0.02%
Panama	0.02%
Turkey	0.01%
Cayman Islands	0.01%
Greece	0.01%
Mult	0.01%
Isle Of Man	0.01%
Macau	0.01%
Czech	0.01%
Hungary	0.01%
Monaco	0.01%
Colombia	0.01%
Jersey	0.01%
Brunei	0.00%***
Jordan	0.00%***
Guernsey	0.00%***
Egypt	0.00%***
Bahamas	0.00%***
Russian Federation	0.00%***
Cyprus	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2022 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	12.28%	0.00%	12.28%
Diversified Banks	0.49%	2.98%	3.47%
Pharmaceuticals	0.97%	1.79%	2.76%
See Notes to Schedule of Investments.
112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Technology Hardware, Storage & Peripherals	1.35%	0.30%	1.65%
Systems Software	1.35%	0.05%	1.40%
Integrated Oil & Gas	0.42%	0.90%	1.32%
Semiconductors	0.85%	0.47%	1.32%
Interactive Media & Services	0.94%	0.28%	1.22%
Biotechnology	0.94%	0.24%	1.18%
Automobile Manufacturers	0.49%	0.67%	1.16%
Application Software	0.76%	0.30%	1.06%
Internet & Direct Marketing Retail	0.66%	0.39%	1.05%
Packaged Foods & Meats	0.70%	0.30%	1.00%
Healthcare Equipment	0.59%	0.29%	0.88%
Electric Utilities	0.43%	0.46%	0.89%
Regional Banks	0.82%	0.04%	0.86%
Data Processing & Outsourced Services	0.70%	0.14%	0.84%
Industrial Machinery	0.33%	0.34%	0.67%
Oil & Gas Exploration & Production	0.44%	0.23%	0.67%
Life & Health Insurance	0.12%	0.54%	0.66%
Aerospace & Defense	0.38%	0.25%	0.63%
Integrated Telecommunication Services	0.17%	0.45%	0.62%
Apparel, Accessories & Luxury Goods	0.03%	0.56%	0.59%
Diversified Metals & Mining	0.02%	0.55%	0.57%
Life Sciences Tools & Services	0.41%	0.15%	0.56%
Semiconductor Equipment	0.18%	0.38%	0.56%
Specialty Chemicals	0.23%	0.33%	0.56%
IT Consulting & Other Services	0.13%	0.37%	0.50%
Property & Casualty Insurance	0.22%	0.27%	0.49%
Personal Products	0.07%	0.41%	0.48%
Industrial Conglomerates	0.15%	0.33%	0.48%
Trading Companies & Distributors	0.14%	0.33%	0.47%
Electrical Components & Equipment	0.28%	0.18%	0.46%
Managed Healthcare	0.45%	0.01%	0.46%
Railroads	0.14%	0.32%	0.46%
Asset Management & Custody Banks	0.24%	0.19%	0.43%
Financial Exchanges & Data	0.23%	0.21%	0.44%
Restaurants	0.31%	0.11%	0.42%
Household Products	0.28%	0.14%	0.42%
Multi-Sector Holdings	0.30%	0.10%	0.40%
Multi-Line Insurance	0.04%	0.35%	0.39%
Food Retail	0.04%	0.35%	0.39%
Soft Drinks	0.33%	0.05%	0.38%
Wireless Telecommunication Services	0.06%	0.33%	0.39%
Building Products	0.16%	0.22%	0.38%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	113

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Research & Consulting Services	0.14%	0.24%	0.38%
Oil & Gas Storage & Transportation	0.11%	0.23%	0.34%
Multi-Utilities	0.19%	0.15%	0.34%
Tobacco	0.13%	0.21%	0.34%
Investment Banking & Brokerage	0.26%	0.06%	0.32%
Healthcare Services	0.27%	0.04%	0.31%
Specialized REITs	0.30%	0.00%	0.30%
Hypermarkets & Super Centers	0.25%	0.05%	0.30%
Construction & Engineering	0.11%	0.18%	0.29%
Distillers & Vintners	0.04%	0.25%	0.29%
Oil & Gas Refining & Marketing	0.12%	0.16%	0.28%
Construction Machinery & Heavy Trucks	0.14%	0.14%	0.28%
Communications Equipment	0.21%	0.07%	0.28%
Healthcare Supplies	0.10%	0.18%	0.28%
Movies & Entertainment	0.22%	0.05%	0.27%
Electronic Components	0.07%	0.20%	0.27%
Home Improvement Retail	0.25%	0.01%	0.26%
Interactive Home Entertainment	0.08%	0.18%	0.26%
Electronic Equipment & Instruments	0.10%	0.15%	0.25%
Steel	0.08%	0.16%	0.24%
Air Freight & Logistics	0.14%	0.11%	0.25%
Retail REITs	0.15%	0.08%	0.23%
Gold	0.03%	0.18%	0.21%
Commodity Chemicals	0.06%	0.14%	0.20%
Apparel Retail	0.11%	0.10%	0.21%
Industrial Gases	0.03%	0.17%	0.20%
Hotels, Resorts & Cruise Lines	0.16%	0.05%	0.21%
Brewers	0.01%	0.19%	0.20%
Casinos & Gaming	0.06%	0.13%	0.19%
Gas Utilities	0.08%	0.12%	0.20%
Auto Parts & Equipment	0.08%	0.11%	0.19%
General Merchandise Stores	0.10%	0.09%	0.19%
Industrial REITs	0.11%	0.07%	0.18%
Consumer Finance	0.15%	0.03%	0.18%
Fertilizers & Agricultural Chemicals	0.06%	0.11%	0.17%
Construction Materials	0.04%	0.13%	0.17%
Diversified Capital Markets	0.00%	0.17%	0.17%
Consumer Electronics	0.01%	0.16%	0.17%
Diversified Real Estate Activities	0.00%	0.16%	0.16%
Internet Services & Infrastructure	0.10%	0.05%	0.15%
Home Building	0.10%	0.05%	0.15%
Cable & Satellite	0.12%	0.03%	0.15%
Human Resource & Employment Services	0.07%	0.08%	0.15%
See Notes to Schedule of Investments.
114	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Automotive Retail	0.12%	0.02%	0.14%
Residential REITs	0.13%	0.00%	0.13%
Insurance Brokers	0.12%	0.01%	0.13%
Trucking	0.11%	0.02%	0.13%
Oil & Gas Equipment & Services	0.12%	0.01%	0.13%
Other Diversified Financial Services	0.03%	0.10%	0.13%
Reinsurance	0.01%	0.11%	0.12%
Environmental & Facilities Services	0.10%	0.02%	0.12%
Real Estate Operating Companies	0.01%	0.11%	0.12%
Agricultural & Farm Machinery	0.07%	0.04%	0.11%
Healthcare Facilities	0.07%	0.04%	0.11%
Diversified Chemicals	0.01%	0.10%	0.11%
Office REITs	0.07%	0.03%	0.10%
Marine	0.01%	0.09%	0.10%
Footwear	0.09%	0.01%	0.10%
Specialty Stores	0.08%	0.02%	0.10%
Diversified REITs	0.05%	0.05%	0.10%
Leisure Products	0.04%	0.05%	0.09%
Airlines	0.06%	0.04%	0.10%
Advertising	0.03%	0.06%	0.09%
Healthcare Distributors	0.08%	0.01%	0.09%
Thrifts & Mortgage Finance	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.01%	0.07%	0.08%
Health Care REITs	0.09%	0.00%	0.09%
Renewable Electricity	0.04%	0.04%	0.08%
Electronic Manufacturing Services	0.03%	0.05%	0.08%
Diversified Support Services	0.06%	0.03%	0.09%
Real Estate Development	0.00%	0.08%	0.08%
Mortgage REITs	0.08%	0.00%	0.08%
Coal & Consumable Fuels	0.02%	0.05%	0.07%
Healthcare Technology	0.06%	0.02%	0.08%
Independent Power Producers & Energy Traders	0.02%	0.06%	0.08%
Water Utilities	0.05%	0.03%	0.08%
Paper Products	0.01%	0.07%	0.08%
Paper Packaging	0.04%	0.03%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Agricultural Products	0.05%	0.02%	0.07%
Tires & Rubber	0.01%	0.06%	0.07%
Real Estate Services	0.04%	0.02%	0.06%
Leisure Facilities	0.02%	0.04%	0.06%
Copper	0.02%	0.03%	0.05%
Education Services	0.05%	0.01%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Broadcasting	0.04%	0.01%	0.05%
Metal & Glass Containers	0.04%	0.01%	0.05%
Food Distributors	0.04%	0.01%	0.05%
Technology Distributors	0.03%	0.01%	0.04%
Airport Services	0.00%	0.04%	0.04%
Aluminum	0.01%	0.03%	0.04%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	115

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Industry	Domestic	Foreign	Total
Oil & Gas Drilling	0.03%	0.01%	0.04%
Security & Alarm Services	0.01%	0.02%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Distributors	0.03%	0.00%	0.03%
Household Appliances	0.01%	0.01%	0.02%
Department Stores	0.01%	0.02%	0.03%
Specialized Consumer Services	0.02%	0.00%	0.02%
Drug Retail	0.01%	0.01%	0.02%
Publishing	0.01%	0.01%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Home Furnishing Retail	0.01%	0.01%	0.02%
Commercial Printing	0.01%	0.01%	0.02%
Forest Products	0.00%	0.02%	0.02%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Home Furnishings	0.01%	0.00%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Silver	0.01%	0.00%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%(a)
Textiles	0.00%	0.00%	0.00%(a)
			63.08%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.05%
Agency Mortgage Backed	5.73%
Corporate Notes	5.04%
Sovereign Bonds	0.31%
Non-Agency Collateralized Mortgage Obligations	0.22%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.13%
Asset Backed	0.07%
24.73%

Short-Term Investments	Percentage (based on Fair Value)

Short-Term Investments	12.19%
100.00%

(a)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.

See Notes to Schedule of Investments.
116	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	162,526	$17,645,448	$148,020,553	$146,117,242	$(5,176,580)	$(1,127,386)	150,766	$13,244,793	$745,054
SPDR Bloomberg International Treasury Bond ETF	—	—	76,748,740	29,838,554	(2,635,832)	(4,281,087)	1,919,984	39,993,267	127,488
SPDR Gold Shares	—	—	42,509,507	39,739,142	(2,770,365)	—	—	—	—
SPDR Portfolio Long Term Corporate Bond ETF	2,247,586	70,754,007	13,077,550	70,924,271	(13,606,645)	699,359	—	—	641,369
SPDR Portfolio Long Term Treasury ETF	1,659,803	69,960,696	72,788,613	43,367,902	(8,279,656)	(24,500,968)	2,246,990	66,600,783	1,480,742
State Street Corp.	4,200	390,600	133,117	209,838	(16,997)	(116,824)	2,961	180,058	6,495
State Street Institutional U.S. Government Money Market Fund - Class G Shares	81,590,671	81,590,671	1,081,826,143	1,005,009,602	—	—	158,407,212	158,407,212	948,564
TOTAL		$240,341,422	$1,435,104,223	$1,335,206,551	$(32,486,075)	$(29,326,906)		$278,426,113	$3,949,712
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	117

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.1% †
Alternate Housing - 10.4%
American Homes 4 Rent, Class A	32,365	$1,061,896
Invitation Homes Inc.	48,830	1,648,989
Sun Communities Inc.	10,530	1,425,025
		4,135,910
Data Center - 9.3%
Digital Realty Trust Inc.	14,670	1,454,971
Equinix Inc.	3,940	2,241,229
		3,696,200
Diversified - 1.6%
SBA Communications Corp.	1,120	318,808
Veris Residential Inc. (a)	26,020	295,847
		614,655
Healthcare - 10.6%
Healthpeak Properties Inc.	23,870	547,100
Medical Properties Trust Inc.	51,158	606,734
Omega Healthcare Investors Inc.	7,370	217,341
Sabra Health Care REIT Inc.	30,140	395,437
Ventas Inc.	36,700	1,474,239
Welltower Inc.	14,990	964,157
		4,205,008
Hotel - 3.4%
Apple Hospitality REIT Inc.	17,510	246,190
DiamondRock Hospitality Co.	5,547	41,658
Host Hotels & Resorts Inc.	10,470	166,264
Park Hotels & Resorts Inc.	18,001	202,691
Ryman Hospitality Properties Inc.	2,390	175,880
Sunstone Hotel Investors Inc.	7,630	71,875
Xenia Hotels & Resorts Inc.	31,137	429,379
		1,333,937
Industrial - 14.6%
Americold Realty Trust Inc.	20,260	498,396
Duke Realty Corp.	22,250	1,072,450
First Industrial Realty Trust Inc.	17,740	794,929
Prologis Inc.	26,210	2,662,936
Rexford Industrial Realty Inc.	14,956	777,712
		5,806,423
Multifamily - 13.2%
Apartment Investment & Management Co., Class A	5,390	39,347
AvalonBay Communities Inc.	8,260	1,521,410
Equity Residential	22,490	1,511,778
Essex Property Trust Inc.	1,340	324,588
Mid-America Apartment Communities Inc.	5,060	784,654
UDR Inc.	24,790	1,033,991
		5,215,768
Net Lease - 8.8%
Agree Realty Corp.	14,910	1,007,618
Broadstone Net Lease Inc.	31,010	481,585
Four Corners Property Trust Inc.	11,520	278,669
Realty Income Corp.	21,590	1,256,538
Spirit Realty Capital Inc.	12,340	446,214
		3,470,624
	Number of Shares	Fair Value
Office - 6.5%
Alexandria Real Estate Equities Inc.	5,360	$751,418
Boston Properties Inc.	750	56,228
Cousins Properties Inc.	16,470	384,575
Douglas Emmett Inc.	8,970	160,832
Highwoods Properties Inc.	8,990	242,370
JBG SMITH Properties	15,445	286,968
Kilroy Realty Corp.	16,614	699,616
		2,582,007
Regional Malls - 2.8%
Simon Property Group Inc.	12,350	1,108,413
Self Storage - 9.5%
Extra Space Storage Inc.	3,110	537,128
Life Storage Inc.	8,150	902,694
Public Storage	7,920	2,319,055
		3,758,877
Shopping Centers - 5.6%
Acadia Realty Trust	29,060	366,737
Brixmor Property Group Inc.	49,160	907,985
Regency Centers Corp.	7,240	389,874
RPT Realty	38,960	294,538
Urban Edge Properties	19,200	256,128
		2,215,262
Specialty - 2.8%
Gaming & Leisure Properties Inc.	5,420	239,781
Outfront Media Inc.	18,440	280,104
VICI Properties Inc.	20,330	606,850
		1,126,735
Total Common Stock (REITs) (Cost $46,035,788)		39,269,819
Short-Term Investments - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (b)(c) (Cost $395,383)	395,383	395,383
Total Investments (Cost $46,431,171)		39,665,202
Liabilities in Excess of Other Assets, net - (0.1)%		(24,495)
NET ASSETS - 100.0%		$39,640,707
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.

See Notes to Schedule of Investments.
118	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2022 (Unaudited)
†	Percentages are based on net assets as of September 30, 2022.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$39,269,819	$—	$—	$39,269,819
Short-Term Investments	395,383	—	—	395,383
Total Investments in Securities	$39,665,202	$—	$—	$39,665,202

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	312,731	$312,731	$26,157,934	$26,075,282	$—	$—	395,383	$395,383	$2,908
See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	119

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2022, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted
120

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31, 2022, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Credit Default Swaps
During the period ended September 30, 2022, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
121

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
122